Registration No. 333-116220
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 38
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 283
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 362-2384
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Depositor's Telephone Number, including Area Code

Doug Hodgson

The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal® Investment Plus Variable Annuity Contract

It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX _ on May 1, 2021 pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This post-effective amendment is relying on template filing relief pursuant to Rule 485(b)(1)(vii); please reference correspondence filed April 7, 2021. This post-effective amendment incorporates disclosures related to recent changes to Form N-4 and new summary prospectus rules adopted by the Commission, which were previously reviewed in conjunction with Amendment Number 7 (filed under Rule 485(a) on February 26, 2021), and Amendment number 8 (filed under 485(b) and effective May 1, 2021) for Principal Lifetime Income Solutions II, File Nos. 333-213890 and 811-02091.

PRINCIPAL® INVESTMENT PLUS VARIABLE ANNUITY
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Prospectus dated May 1, 2021
Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This prospectus is only for the use of the current owners of the product.
This prospectus describes Principal ® Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2021, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal ® Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC's staff and is available at Investor.gov.
You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Obligations of the General Account are subject to the rights of the Company’s other creditors and the Company's overall claims paying ability. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown in Appendix A to this prospectus.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal® Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for underlying mutual funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by following instructions provided by the Company. You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-852-4450. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your Contract.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-852-4450. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your annuity contract.

This prospectus describes all material features of the Contract and any material differences due to state variations.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.
No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.
At the time you purchased the Contract, you had the option of adding a Premium Payment Credit Rider. We have highlighted in grey boxes those portions of this prospectus pertaining to that rider.

1.GLOSSARY
The terms defined below are used throughout this Prospectus.
accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.
anniversary(ies) – the same date and month of each year following the contract date.
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract date – the date that the Contract is issued and which is used to determine contract years.
contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2010, the first contract year ends on June 4, 2011, and the first contract anniversary falls on June 5, 2011).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Dollar Cost Averaging Plus (DCA Plus) account value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).
Dollar Cost Averaging Plus (DCA Plus) program – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Fixed Account value – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
owner – the person, including joint owner, who owns all the rights and privileges of this Contract.
premium payments – the gross amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount – the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ values; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender – the withdrawal of all or part of the accumulated value of your Contract.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

2.     KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals				7. CHARGES – Deferred Sales Load (“Surrender Charge”)
For Contracts without the Premium Payment Credit Rider	If you withdraw money from your Contract within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
For Contracts with the Premium Payment Credit Rider	If you withdraw money from your Contract within 9 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two contract years, declining down to 0% over the 9-year time period. For example, if you make an early withdrawal within the first two contract years, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.			7. CHARGES – Transaction Fees
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1]	1.40%	1.40%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.24%	1.98%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional benefits available for an additional charge	0.60% [3]	2.00% [4]	7. CHARGES - Optional Benefit Rider Charges

1     This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
2     As a percentage of the average net underlying mutual fund assets.
3     We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
4     At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life (or Investment Back, as applicable) withdrawal benefit base.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,456.57	HIGHEST ANNUAL COST $3,995.78
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 7 years following your last premium payment (9 years if you have the Premium Payment Credit Rider). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the DCA Plus and Fixed Accounts) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus and Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•Investment Limitations – If you purchased a Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider at the time you purchased your Contract, the underlying mutual funds available to you as investment options under the Contract will be limited.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

Optional Benefits
The following were optional benefits that may have been available for purchase at the time you purchased your Contract: the Premium Payment Credit Rider; the Principal Income Builder 3 (“PIB 3”) or Principal Income Builder 10 (“PIB 10”), both of which are GMWB riders; Enhanced Death Benefit rider; GMWB 1 rider, GMWB 2-SL Rider or GMWB 2-SL/JL Rider (all three of which were earlier types of GMWB riders) .
Having the Premium Payment Credit Rider extends the surrender charge period for your Contract and the value of the credit may be more than offset by the additional charges for the rider.
Having a GMWB rider: limits your underlying investment options; restricts your ability to terminate the rider until the 5th Contract anniversary; and, if you take excess withdrawals, you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.
10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
11. PURCHASES AND CONTRACT VALUE – Distribution of the Contract
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

3.    OVERVIEW OF THE CONTRACT
Purpose
The purpose of this Contract is to help you accumulate assets through allocation to underlying mutual fund investments and assist you with your long-term retirement planning or other long-term financial needs. Through withdrawals under an optional GMWB rider or payments under the annuitization feature, the Contract can supplement your retirement income by providing a stream of periodic payments. The Contract also offers death benefits to protect your designated beneficiaries.
This Contract may be appropriate for you if you:
• Have a long term investment horizon or want to protect against the risk of you or your spouse outliving your income.
• Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
• Want possible tax-deferred growth.
• Want a death benefit.
Phases of Contract
Your Contract has two periods - an accumulation period and an annuitization period.

Accumulation Period
To help you accumulate assets during the accumulation period, you can allocate your premium payments to:

•	a selection of investment options. Each investment option invests in an underlying mutual fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

•	DCA Plus accounts. By doing so, amounts are transferred automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and you earn interest on amounts remaining in the DCA Plus accounts.

•	Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Additional information about the underlying mutual funds in which the divisions invest is provided in APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT .
Annuitization Period
You can elect to annuitize your Contract and convert your accumulated value into a fixed stream of income payments. You also have the right to partially annuitize a portion of your accumulated value. You may select when you want the payments to begin.
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized. All benefits under this Contract (including the death benefit feature and the GMWB rider) terminate when you annuitize your entire accumulated value.
See 9. ANNUITY PERIOD .
Contract Features
This annuity is designed to accumulate value and to provide retirement income that you cannot outlive or that continues for a specified period of time. The annuity’s primary features include: withdrawal benefits, including through an optional GMWB rider, which allows you to receive scheduled withdrawal payments during the life of the Contract; a death benefit (without surrender charges); the ability to annuitize the Contract, which provides a fixed stream of income payments; and a waiver of surrender charge rider.
Guaranteed Minimum Withdrawal Benefit
When your Contract was issued, you had the option to purchase a GMWB rider. A GMWB rider is designed to help protect you against the risk of a decrease in the Contract’s accumulated value due to market declines. A GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. There are ongoing charges for a GMWB rider.
See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
Death Benefit
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option.
Withdrawals could significantly reduce the death benefit.
For additional details on death benefits under this Contract, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT and 9. ANNUITY PERIOD.
Premium Payment Credit Rider
You had the option at the time you purchased the Contract to also purchase the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may have been more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract with the Premium Payment Credit Rider costs more than a Contract without the Premium Payment Credit Rider.
Tax Treatment
Your premium payments accumulate on a tax-deferred basis. Your earnings are not taxed until money is taken out of the Contract, such as when: you make a withdrawal; you receive an income payment; or a death benefit is paid.

Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no additional charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
• the original owner or original annuitant has a critical need; and
• the critical need did not exist before the contract date.
For purposes of this rider, the following definitions apply:
• health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.
•    terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
•    total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.
NOTE: The Waiver of Surrender Charge Rider is not available in Massachusetts.

Loans
This Contract does not include any loan options.

4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between underlying investment options.
Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Deferred Sales Load (or Surrender Charge) with the Premium Payment Credit Rider – as a percentage of amount surrendered	8%	8%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1)     For additional information about the fees and expenses described in the table, see 7. CHARGES .
(2)     Surrender charge (as a percentage of amounts surrendered):
Without the Premium Payment Credit Rider

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0
With the Premium Payment Credit Rider

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%
(3)     Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers .
(4)     We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you purchased an optional benefit at the time you purchased the Contract, you pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)	1.40%	1.40%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider • Separate Account – based on average daily accumulated value in the divisions, deducted daily • Fixed Account – maximum reduction in interest rate	0.60% 0.60%	0.60% 0.00%
PIB 3 Rider (GMWB) – for applications signed before August 1, 2013 (as a percentage of the average quarterly For Life withdrawal benefit base)	1.65%	0.95%
PIB 10 Rider (GMWB) – for applications signed before August 1, 2013 (as a percentage of the average quarterly Investment Back withdrawal benefit base)	2.00%	1.10%
Enhanced Death Benefit Rider – for applications signed before January 4, 2010 (as a percentage of the average quarterly accumulated value)	0.30%	0.25%
GMWB 1 Rider – for applications signed before January 3, 2010 (as a percentage of the average quarterly Investment Back remaining withdrawal benefit base)	0.85%	0.80%
GMWB 2-SL Rider - for applications signed before January 21, 2008 (as a percentage of the average quarterly Investment Back withdrawal benefit base)	1.00%	0.95%
GMWB 2-SL/JL Rider - for applications signed before August 17, 2012 (as a percentage of the average quarterly Investment Back withdrawal benefit base)	1.65%	0.95%
(1) Some rider provisions may vary from state to state and may be subject to additional restrictions. Over the period this product was marketed, the available optional benefits changed at various times. If you purchased one or more of the above benefits at the time you purchased your Contract, the above maximum charge percentages remain applicable. If the current charge for a benefit changed over time, the current charge that applied when the product was most recently marketed is the current charge percentage shown. For additional information about the charges for these benefits that were optional at various times the product was marketed, see 7. CHARGES.

Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT .

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2020
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.24%	1.98%
Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $12,999	3 years $23,858	5 years $34,102	10 years $59,855
If you annuitize at the end of the applicable time period:	1 year $5,878	3 years $17,787	5 years $29,902	10 years $59,855
If you do not surrender your Contract:	1 year $5,878	3 years $17,787	5 years $29,902	10 years $59,855

5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the policy are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/InvestPlusReport.

Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and having a GMWB rider are better for investors with long time horizons. Surrender charges apply for up to nine years after your last premium payment if you have the Premium Payment Credit Rider (seven years if you don’t have this rider) and these charges will reduce the value of your Contract if you withdraw money during that time. Taking excess withdrawals could substantially reduce or even terminate the benefits available under the Contract. There also may be adverse tax consequences if you take early withdrawals from the Contract.
Volatility Mitigation Risk
If you have a GMWB rider with your Contract your investment options are limited to five underlying mutual funds, two of which are volatility-controlled underlying mutual funds. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains. To see the funds' prospectus, go to the following website: www.principal.com/InvestPlusReport.
Fees and Charges
We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges stated in the prospectus.
Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations (including under the DCA Plus and Fixed accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be found by calling 1-800-852-4450.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are common to all insurers and financial service providers and could materially impact our ability to administer the Contract.

6. GENERAL DESCRIPTION OF INSURANCE COMPANY, SEPARATE ACCOUNT AND MUTUAL FUND COMPANIES
The Insurance Company
The obligations under the Contract (including death benefits, living benefits, or other benefits available under the Contract) are obligations of Principal Life Insurance Company and are subject to the Company’s claims-paying ability and financial strength. The Company’s business address is 711 High Street, Des Moines, IA 50392.

The Separate Account
Separate Account B is a separate account we established to receive and invest premium payments made by owners of our variable annuity products. Separate Account B is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available and divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal or be greater than the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses. The Company is obligated to pay all amounts promised to investors under the Contracts.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Underlying Mutual Funds
Information regarding each underlying mutual fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A to this prospectus. Each underlying mutual fund has issued a prospectus that contains more detailed information about the underlying mutual fund. If you wish to receive paper copies of the prospectuses for the underlying mutual funds, you can inform the Company by calling 1-800-852-4450. You also can obtain a copy by visiting the following website: www.principal.com/InvestPlusReport.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying mutual fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

7. CHARGES
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Administrative Expenses Fee, Transaction Fee and Premium Tax.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Deferred Sales Load (“Surrender Charge”)
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
If you specify surrender allocation percentages as part of a partial surrender request, the allocation percentages will also apply to the surrender charges. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender, which will also apply to the surrender charges.
The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.
NOTE: If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.
Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0
Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:
•    For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.
•    For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
•first from premium payments no longer subject to a surrender charge;
•then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and
•then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE: Partial surrenders may be subject to both a surrender charge and a transaction fee.
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or
•10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee in this section).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
• the owner or annuitant has a critical need; and
• the critical need did not exist before the contract date.

For the purposes of this rider, the following definitions apply:
• health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
• terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
• total and permanent disability - the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with advance written notice. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.
Annual Administrative Expenses Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Base Contract Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.
This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

This charge is also intended to cover our expenses, primarily related to operation of the Contract, including
•furnishing periodic Contract statements, confirmations and other customer communications;
•preparation and filing of regulatory documents (such as this prospectus);
•preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and
•providing computer, actuarial and accounting services.
If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Optional Benefit Rider Charges
Over the period this product was marketed, the available optional benefits changed at various times. If you purchased one or more of the benefits described below at the time you purchased your Contract, the charges described below remain applicable. If the current charge for a benefit changed over time, the current charge that applied when the product was most recently marketed is the current charge percentage shown. If you did not purchase a particular benefit described below at the time you purchased your Contract (or if you have since terminated the benefit), you are not able to purchase the benefit now.
Premium Payment Credit Rider (No Longer Available for Sale)
The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the Fixed Account interest rate.
If you purchased the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.
The rider charge is intended to cover our cost for the credit(s).
Principal Income Builder 3 (PIB 3) Rider (No Longer Available for Sale)
For owners of this rider, the current annual charge for the rider is 0.95% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter.
The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or
•Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Principal Income Builder 10 (PIB 10) Rider (No Longer Available for Sale)
For owners of this rider, the current annual charge for the rider is 1.10% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2750%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter.
The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or
•Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Enhanced Death Benefit Rider (No Longer Available for Sale)
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider was not available. If you have the Enhanced Death Benefit Rider, please see APPENDIX I for a description of the rider and its charges.
GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)

The GMWB 1 Rider, GMWB 2-SL Rider and the GMWB 2-SL/JL Rider were GMWB Riders that were marketed and available for purchase at various times prior to the PIB 3 and PIB 10 Riders becoming available. If you have the GMWB 1 Rider, see APPENDIX H for a description of the rider and its charges.
GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)
The GMWB 1 Rider, GMWB 2-SL Rider and the GMWB 2-SL/JL Rider were GMWB Riders that were marketed and available for purchase at various times prior to the PIB 3 and PIB 10 Riders becoming available. If you have the GMWB 2-SL Rider, see APPENDIX G for a description of the rider and its charges.
GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)
The GMWB 1 Rider, GMWB 2-SL Rider and the GMWB 2-SL/JL Rider were GMWB Riders that were marketed and available for purchase at various times prior to the PIB 3 and PIB 10 Riders becoming available. If you have the GMWB 2-SL/JL Rider, see APPENDIX F for a description of the rider and its charges.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.
The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual administrative expense fees or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.
Underlying Mutual Fund Charges
Charges are deducted from and expenses paid out of the assets of the underlying mutual funds that are described in the prospectuses for those underlying mutual fun ds.
8. GENERAL DESCRIPTION OF THE CONTRACT

The Principal® Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
Contract Rights
During the accumulation period, you have all rights to the benefits under the Contract. The benefits include making additional premium payments, transferring between investment options, taking surrenders and annuitizing the Contract. The annuitant and any joint annuitant (if not the owner or joint owner, respectively) do not have any rights to the Contract. All of your rights of ownership cease upon your death. At that point the death benefit will become payable according to your benefit instructions.

During the annuity period you are still the only person with material rights to the contract. After the death of the owner the primary beneficiary(ies) have the rights to the death benefit, if any.
If your Contract is part of a qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If your Contract has a GMWB rider in force, any ownership change or beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders.
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
If your Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of the rider except in certain circumstances. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders .
Contract Provisions and Limitations
Minimum Contract Value
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract, unless you have a GMWB rider. See 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Contract Termination .
Allocating Premium Payments
• On your application, you direct how your premium payments will be allocated to the investment options .
• A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds can be found in the current prospectus for each underlying mutual fund, which can be found here: www.principal.com/InvestPlusReport.
• If you have a GMWB Rider (either PIB 3 or PIB 10) your investment options for premium payments and accumulated value are limited (for limitations, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - GMWB Investment Options) and Appendix A .
• The investment options also include the DCA Plus accounts and Fixed Account.
•Allocations must be in percentages.
•Percentages must be in whole numbers and total 100%.
•Subsequent premium payments are allocated according to your then current allocation instructions.
•Changes to the allocation instructions are made without charge.
•A change is effective on the next valuation period after we receive your new instructions in good order.
•You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.
•Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
Division Transfers
•You may request an unscheduled transfer or set up a scheduled transfer by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•You must specify the dollar amount or percentage to transfer from each division.
•The minimum transfer amount is the lesser of $100 or the value of your division.
•In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:
•    A transfer has been made from the Fixed Account to a division within six months; or
•    Following the transfer, the Fixed Account value would be greater than $1,000,000.
Unscheduled Transfers
• You may make unscheduled division transfers from one division to another division or to the Fixed Account.
• Transfers into DCA Plus accounts are not permitted.
• Transfer values are calculated using the price next determined after we receive your request in good order.
• We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.
Limitations on Unscheduled Transfers
We reserve the right to reject excessive exchanges or purchases if the trade(s) would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
•requiring a minimum time period between each transfer;
•imposing the transaction fee;
•limiting the dollar amount that an owner may transfer at any one time; or
•not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)
•You may elect to have transfers made on a scheduled basis.
•There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•You must specify the dollar amount of the transfer.
• You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
• If the selected date is not a valuation date, the transfer is completed on the next valuation date.
• Transfers into DCA Plus accounts are not permitted.
•If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
•Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
•The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see 7. CHARGES ).
You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:
•    transfer an amount not to exceed 25% of your Fixed Account value; or
•    transfer up to 100% of your Fixed Account value if:
•    your Fixed Account value is less than $1,000; or
•    a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
•    You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.
•    Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
•    If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•    Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.
•    Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.
•    The minimum transfer amount is $100.
•    If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.
•    If you stop the transfers, you may not start transfers again without our prior approval.

Automatic Portfolio Rebalancing (APR)
•APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.
•You may elect APR at any time after the examination offer period has expired.
•APR is not available for values in the Fixed Account or the DCA Plus accounts.
•APR is not available if you have arranged scheduled transfers from the same division.
• APR is required quarterly if your Contract has an active PIB 3 or PIB 10 rider.
•There is no charge for APR transfers and no charge for participating in the APR program.
•APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).
•You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•Divisions are rebalanced at the end of the next valuation period following your request.
Example: You elect APR to maintain your Separate Account division value with 50% in the Equity Income division and 50% in the Real Estate Securities division. At the end of the specified period, 60% of the accumulated value is in the Equity Income division, with the remaining 40% in the Real Estate Securities division. By rebalancing, units from the Equity Income division are redeemed and applied to the Real Estate Securities division so that 50% of the Separate Account division value is once again in each division.
Fixed Account and DCA Plus Accounts
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and DCA Plus accounts are a part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your financial professional or by calling us at 1-800-852-4450.
We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
Fixed Account
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.
NOTE:     We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium Payment Credit Rider.
NOTE:     Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Contract Provisions and Limitations .
NOTE:     We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments .
Fixed Account Value
Your Fixed Account value on any valuation date is equal to:
•    premium payments or credits allocated to the Fixed Account;
•    plus any transfers to the Fixed Account from the other investment options;
•    plus interest credited to the Fixed Account;
•    minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;
•    minus any transfers to the Separate Account.
Dollar Cost Averaging Plus Program (DCA Plus Program)
Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.
NOTE: If you have the Premium Payment Credit Rider, you may not participate in the DCA Plus program.
DCA Plus Premium Payments
You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.
DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.
Selecting a DCA Plus Account
DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.
We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be calculated as follows: $4,000 ÷ 4 = $1,000.
DCA Plus Transfers
Transfers are made from DCA Plus accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.
Unscheduled DCA Plus Transfers
You may make unscheduled transfers from DCA Plus accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders
You may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.
Exchange Offer
Investment Plus Variable Annuity GMWB Exchange Offer (“GMWB exchange offer")
Original owners of an eligible Principal® Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the GMWB exchange offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB exchange offer.
You are eligible to participate in the GMWB exchange offer when:
•The old contract doesn't have a GMWB rider; or
•The old contract has a GMWB 1 rider; and
• The old contract is not subject to any surrender charges; and
• The exchange offer is available in your state.
One of the requirements of the exchange offer is that the old contract not be subject to surrender charges. Because of that requirement, the accumulated value for the new contract at the time of the exchange will be the same as the cash surrender value from your old contract.
Currently, there is no closing date for the GMWB exchange offer. We reserve the right, however, to modify or terminate the GMWB exchange offer upon reasonable written notice to you. The insurance company that issued the old contract was Company.
See APPENDIX B for further details about the GMWB exchange offer.
General Account
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account. These amounts are subject to Company’s claims-paying ability and financial strength. They also are subject to the rights of the Company’s other creditors.
Contract or Registrant Changes
Any changes we make pursuant to this provision will be made in a manner that is consistent with applicable laws and regulations.
Deletion or Substitution of Separate Account Divisions
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).

Required Minimum Distribution (RMD) Program for GMWB Riders
If you have a GMWB Rider, we reserve the right to modify or eliminate the RMD Program under such GMWB Rider; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a For Life withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For additional information on the RMD Program, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Required Minimum Distribution (RMD) Program for GMWB Riders .
Frequent Transfers among Divisions
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by:
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a contract year to no more than 12;
•Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

9. ANNUITY PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date (age 95; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender, withdraw or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 13. TAXES ). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
If your Contract was issued on or after the later of May 20, 2006, or the date on which the issue state approved the partial annuitization endorsement, you have the right to partially annuitize a portion of your accumulated value. If your Contract was issued prior to May 20, 2006, or prior to the date the issue state approved the partial annuitization endorsement, partial annuitization is not available and all references to “partial annuitization” within this prospectus do not apply to your Contract. A full list of states in which partial annuitization is available may be obtained from your registered representative or by calling us at 1-800-852-4450.
After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.

The amount of the fixed annuity benefit payment depends on the:
•amount of accumulated value applied to the annuity benefit payment option;
•annuity benefit payment option selected;
• age and gender of the annuitant (unless fixed period income option is selected);
• frequency of the annuity benefit payments; and
• duration of the annuity benefit payments.
The amount of the initial payment is determined by applying all or a portion of the accumulated value, less any applicable premium tax and other expenses, as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:
• for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:
•Fixed Period Income - Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Life Income - Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.
•Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
With our written approval, other annuity benefit payment options may be available without the minimum annuity benefit payment amount guarantees described in the Contract.
Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 72. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 13. TAXES ).
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

10. BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Principal Income Builder 3 (“PIB 3”)	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	1.05% (of average quarterly For Life withdrawal benefit base)	0.95% (of average quarterly For Life withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.
Principal Income Builder 10 (“PIB 10”)	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	2.00% (of average quarterly For Life withdrawal benefit base)	1.10% (of average quarterly For Life withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.
GMWB 2-SL/JL Rider	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	1.65% (of average quarterly Investment Back withdrawal benefit base)	0.95% (of average quarterly Investment Back withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
GMWB 2-SL Rider	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	1.00% (of average quarterly Investment Back withdrawal benefit base)	0.95% (of average quarterly Investment Back withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.
GMWB 1 Rider	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	0.85% (of average quarterly Investment Back withdrawal benefit base)	0.80% (of average quarterly Investment Back withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.
Premium Payment Credit Rider	Allows credits to the accumulated value for premium payments made in contract year one.	Was optional for some Contract owners at time Contract was purchased. Cannot be added now.	0.60% (of average daily accumulated value in Separate Account divisions (with reduction of up to 0.60% of the Fixed Account interest rate))	0.60% (of ave. daily accumulated value in Separate Account divisions (with no reduction of the Fixed Account interest rate))	•Surrender charge period extended to 9 years for all premium payments and surrender charge higher when have this rider. •Rider can’t be cancelled. •DCA Plus program not available when have this rider.
Enhanced Death Benefit Rider	Provides potential for the death benefit amount to be greater than the standard death benefit.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	0.30% (of average quarterly accumulated value)	0.25% (of average quarterly accumulated value)	•Once the rider is/was terminated, it cannot be reinstated. •Ownership change terminates rider.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if you don’t have a GMWB rider with a GMWB death benefit or an Enhanced Death Benefit Rider	Standard	No Additional Fee	No Additional Fee	•Withdrawals could significantly reduce the benefit. •If have a GMWB rider or Enhanced Death Benefit Rider, the death benefit provisions of those riders will determine the applicable death benefit.
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee
•Not available for values in Fixed Account or DCA Plus accounts.
•Required to be quarterly if have PIB 3 or PIB 10 rider; otherwise quarterly, semi-annually or annually if don’t have one of those riders.

DCA Plus Program
DCA Plus accounts, which transfer amounts automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and pays you interest on amounts remaining in the DCA Plus accounts.
		Standard	No Additional Fee	No Additional Fee
•Only premium payments may be allocated to the DCA Plus accounts.
•Transfers from the underlying mutual funds into the DCA Plus accounts are not permitted.
•Transfers occur automatically on the 28th of each month.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee
•Transfer date cannot be on the 29th, 30th or 31st.
•Transfers must be monthly, quarterly, semi-annually or annually.
•Transfers into DCA Plus Accounts not permitted.
•You must provide us notice when you want to stop the scheduled transfers.

Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.
Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders
The most recent GMWB rider versions that customers could purchase with this Contract (between July 23, 2012 and August 1, 2013) were the PIB 3 Rider and PIB 10 Rider. These riders are no longer available for purchase.
Prior to July 23, 2012, we made available other GMWB riders. However, no Contract may have more than one GMWB rider. For a description of GMWB 1 Rider -- Investment Protector Plus, see APPENDIX H. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see APPENDIX G. For a description of GMWB 2-SL/JL Rider – Investment Protector Plus 2, see APPENDIX F.

Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
You were only able to elect a GMWB rider when you purchased the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.

GMWB Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 7. CHARGES ). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider.
Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options below).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change below).
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:
•Diversified Balanced Managed Volatility Account;
•Diversified Growth Managed Volatility Account;
•Diversified Balanced Account;
•Diversified Growth Account; and
•Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus available at the following website: www.principal.com/InvestPlusReport.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract.
We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for 5 contract years following the rider effective date.
Please see APPENDIX C for additional information regarding GMWB investment options.

Overview of Principal Income Builder 3
This version of the PIB 3 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.
Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Principal Income Builder 3 Terms
We use the following definitions to describe the features of this rider:
•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.
•GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.
•GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.
•GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year
•Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.
Principal Income Builder 3 - Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:
1.    is the accumulated value on the Contract anniversary.
2.    is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE:     The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Principal Income Builder 3 - Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments
“Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:
a.    Owner if there is only one owner;
b.    Annuitant if the owner is not a natural person;
c.    Youngest joint owner if there are joint owners; or
d.    Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments
“Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:
a.    The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    The joint owners, provided the joint owners are each other’s spouse.
NOTE:    Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:    At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:
“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-64	4.75%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%
“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-64	4.25%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%
NOTE:    All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 3 - Excess Withdrawals in this section for additional information.
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Principal Income Builder 3 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1.    Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 3 Rider.
2.    If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then:
a.    You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b.     You may remove a joint owner or primary beneficiary as a covered life.
c.     The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3.    If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner as a covered life.
b.    You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4.    If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner or primary beneficiary as a covered life.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5.    If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 3 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 3 - GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX D.
Principal Income Builder 3 - Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments are excess withdrawals. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 72.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program
Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•Your Contract may not have the Enhanced Death Benefit Rider;
•The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•You have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 3 - GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of:
•The 3rd Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 3 - GMWB Step-Up
The GMWB Step-Up is automatic when you have the PIB 3 rider and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.
NOTE:     All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     10 years after the rider effective date;
2.    You have not declined any increases in the rider charge; and
3.    You have not fully annuitized the Contract.
Principal Income Builder 3 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment option:
•Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
Please see Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 3 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:
•If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
•the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 3 - Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract*.

All other primary beneficiaries will receive the death benefit under the contract.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, all payments stop and all rights and benefits under the Contract terminate.

If you die and…	And…	Then…
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.
* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 3 Rider for details regarding election of the For Life withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.
Principal Income Builder 3 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:
•The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 3 Rider or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.

•The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).
•The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Principal Income Builder 3 - Spousal Continuation
This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:
1.    The Contract accumulated value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and this rider; and
3.    Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement	Your spouse may continue the rider and take withdrawals until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of this rider will continue as in effect on the date of your death.
No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The Principal Income Builder 3 rider terminates upon the death of the first owner to die. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Principal Income Builder 3 - Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals in this section.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.

If…	And…	Then…
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals in this section.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals in this section.

Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 0.95%.
Guaranteed Minimum Withdrawal Benefits	• For Life
Annual Withdrawal Limits
•     “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.
Overview of Principal Income Builder 10 (Applications signed before August 1, 2013)
This version of the PIB 10 Rider is no longer available for applications signed August 1, 2013 and later (or when the new version is approved in your state).
Withdrawal options
This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

For Life withdrawal benefit payment percentages
This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature
This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase the remaining withdrawal benefit base. The GMWB Bonus also does not increase your Contract accumulated value.
Step-Up feature
This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge
This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.
Spousal continuation
This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional death benefit
This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Principal Income Builder 10 Terms
We use the following definitions to describe the features of this rider:
•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
•GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.
•GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.
•GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately. (not applicable to PIB3)
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
•Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

Principal Income Builder 10 - Withdrawal Options
For Life Withdrawal Option
This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option
This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Principal Income Builder 10 - Withdrawal Benefit
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:
•The rider effective date and
•Each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1.    is the accumulated value on the Contract anniversary.
2.    is the result of (a + b + c - d), where:
a =    prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b =    additional premiums since the previous Contract anniversary (dollar-for-dollar);
c =    any GMWB Bonus credited since the previous Contract anniversary;
d =    any excess withdrawals taken since the previous Contract anniversary*.
* NOTE:    The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 10 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Principal Income Builder 10 - Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:
•The rider effective date,
•When a premium payment is made,
•When a GMWB Step-Up is applied, and
•When a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:
•increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and
•decreased dollar-for-dollar for each withdrawal benefit payment taken; and
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.
Principal Income Builder 10 - Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments
“Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:
a.    Owner if there is only one owner;
b.    Annuitant if the owner is not a natural person;
c.    Youngest joint owner if there are joint owners; or
d.    Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments
“Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:
a.    The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    The joint owners, provided the joint owners are each other’s spouse.
NOTE:    Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.
NOTE:    At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:
•“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%
•“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%
NOTE:    All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Principal Income Builder 10 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1.    Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 10 Rider.
2.    If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then:
a.    You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b.    You may remove a joint owner or primary beneficiary as a covered life.
c.    The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3.    If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner as a covered life.
b.    You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4.    If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner or primary beneficiary as a covered life.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5.    If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 10 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 10 - GMWB Bonus in this section.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals in this section for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX E.
Principal Income Builder 10 - Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 72.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program
Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•Your Contract may not have the Enhanced Death Benefit Rider;
•The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•You have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
Principal Income Builder 10 - GMWB Bonus
Under the GMWB Bonus, on each of the first 10 Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%
The GMWB Bonus is no longer available after the earlier of:
•The 10th Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

Principal Income Builder 10 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge.
NOTE:     All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     10 years after the rider effective date;
2.    You have not declined any increases in the rider charge; and
3.    You have not fully annuitized the Contract.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.    10 years after the rider effective date;
2.    You have not declined any increases in the rider charge;
3.    You have not fully annuitized the Contract; and
4.    The remaining withdrawal benefit base has not reduced to zero during the life of the rider.
NOTE:    If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Principal Income Builder 10 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment options:
• You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in Principal Income Builder 10 - Upon Death in this section.
•You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death in this section.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
Please see Principal Income Builder 10 - Effect of Withdrawals in this section for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
•We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
• for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either:
•The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals); or
•The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals).
If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:
•You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.
•The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:
•If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.
•If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either:
•The “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
•The “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 10 - Upon Death
If the Contract Accumulated Value is Greater than Zero
The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•receive the death benefit under the Contract*;
•receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
**    We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero
The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Joint Life” For Life withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*	We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 10 Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*	The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.
Principal Income Builder 10 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:
•    The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•    The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•    The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
•    The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 10 Rider or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.
•    The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).
•    The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.
•    The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Principal Income Builder 10 - Spousal Continuation
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:
1.    The Contract accumulated value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and this rider; and
3.    Your spouse is either:
    a.    your primary beneficiary, if you were the sole owner; or
    b.    the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon the death of the first owner to die.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Principal Income Builder 10 - Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.10%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Years 1-10 — 5.00% of premium payments
•    Years 11+ — 0.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

Premium Payment Credit Rider
The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider could only be elected at the time the Contract was issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 7. CHARGES ) as well as an increased surrender charge and longer surrender charge period.
If you have this rider, the following provisions apply to the Contract:
•We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).
•No credit(s) are applied for premium payments made after the first contract year.
•For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.
•The premium payment credit is allocated among the investment options according to your then current premium payment allocations.
•We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.
•The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).
•Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.
•Credits are considered earnings under the Contract, not premium payments.
• All premium payments are subject to the 9-year surrender charge period and higher surrender charge.
•The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.
•The DCA Plus program is not available to you if you elect this rider.
If you have the Premium Payment Credit Rider, your unit values will be lower than if you did not have the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division Unit Value	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$41,179.69
After the one time adjustment	26.659024	1,544.6811189	$41,179.69
There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
• this rider increases the amount and duration of the surrender charges, see 7. CHARGES ;
•we recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.
•partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.
•any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and
•the higher Separate Account charges reduce investment performance.
The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 7. CHARGES ). We expect to make a profit from these charges.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:
• a $100,000 initial premium payment and no additional premium payments;
•the deduction of maximum Separate Account annual expenses:
•Contracts with the Premium Payment Credit Rider:
•2.00% annually for the first eight contract years
•1.40% annually after the first eight contract years
•Contracts without the Premium Payment Credit Rider:
•1.40% annually for all contract years.
• the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2020;
•0%, 5% and 10% annual rates of return before charges; and
•payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$92,421.00	$94,581.00	$97,121.00	$99,411.00	$101,821.00	$104,436.00
2	$90,293.00	$91,845.00	$99,710.00	$101,465.00	$109,954.00	$112,399.00
3	$88,214.00	$90,049.00	$102,368.00	$104,696.00	$118,862.00	$121,926.00
4	$86,994.00	$88,275.00	$106,168.00	$108,022.00	$129,454.00	$132,057.00
5	$85,778.00	$86,522.00	$110,150.00	$111,396.00	$140,783.00	$142,834.00
6	$84,568.00	$84,791.00	$114,211.00	$114,820.00	$152,906.00	$154,304.00
7	$83,364.00	$83,082.00	$118,355.00	$118,294.00	$165,883.00	$166,515.00
8	$82,894.00	$81,395.00	$123,583.00	$121,819.00	$180,780.00	$179,521.00
9	$80,973.00	$80,223.00	$126,898.00	$126,140.00	$194,668.00	$194,466.00
10	$79,096.00	$79,056.00	$130,302.00	$130,550.00	$209,622.00	$210,482.00
15	$70,344.00	$70,309.00	$148,739.00	$149,023.00	$303,499.00	$304,742.00
20	$62,561.00	$62,530.00	$169,785.00	$170,110.00	$439,416.00	$441,217.00
The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see  7. CHARGES ). If you surrender your Contract with the Premium Payment Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a Contract without this rider.
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
DCA Plus Program
For details about the DCA Plus Accounts and the Dollar Cost Averaging Plus Program, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider
For details about this benefit, see 7 . CHARGES.

Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.

Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
Standard Death Benefit Formula
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Enhanced Death Benefit
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (Contracts with the Enhanced Death Benefit Rider), see APPENDIX I for more information.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments ).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.

11. PURCHASES AND CONTRACT VALUE

How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.
Premium Payments
•The initial premium payment must be at least $5,000 for non-qualified contracts.
•The initial premium payment must be at least $2,000 for all other contracts.
•If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
•All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.
•Subsequent premium payments must be at least $500 and can be made until the annuitization date.
•Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers’ checks, credit card checks, and foreign checks.
•If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
•The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.
• The Company reserves the right to increase the minimum amount for each premium payment with thirty days advance notice.
•We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).
• Additional premium restrictions may apply to Contracts with a guaranteed minimum withdrawal benefit rider in force . See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
•Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
•The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
•If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in 8. GENERAL DESCRIPTION OF THE CONTRACT - Contract Rights.

There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
•the number of units you have in a division multiplied by
•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial premium payment;
•subsequent premium payments;
•your exchange credit;
• premium payment credits ;
• transfers from another investment option .
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division or the Fixed Account; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:
a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d = the daily charge for Total Separate Account Annual Expenses and any optional riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.
*    When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider in force. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.
Distribution of the Contract
The Company has appointed Principal Securities, Inc. ("PSI") (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. PSI is paid 6.50% of premium payments by the Company for the distribution of the Contract. PSI also receives 12b-1 fees in connection with purchases and sales of certain mutual funds underlying the Contracts. The underlying mutual funds that pay PSI 12b-1 fees are identified in Appendix A.
PSI is an affiliate of the Company. Both PSI and the Company are subsidiaries of Principal Financial Services, Inc.

Applications for the Contracts were solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.
12. SURRENDERS AND WITHDRAWALS

This section describes general surrenders and withdrawals (“surrenders”) under your Contract. For information about withdrawals under your GMWB rider, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders.
Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal
PO Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments ). Surrenders before age 59½ may involve an income tax penalty (see 13. TAXES ).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 7. CHARGES ).
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
• earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or
• 10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see 7. CHARGES - Transaction Fee ).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:
• amounts applied under an annuity benefit payment option; or
• payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or
• amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
• an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Total Surrender
• You may surrender the Contract at any time before the annuitization date.
• Surrender values are calculated using the price next determined after we receive your request in good order.
•The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).
•We reserve the right to require you to return the Contract.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender. A collateral assignment is an agreement under which you assign the annuity benefits to a lender as collateral for a loan. An irrevocable beneficiary is someone whose name cannot be removed from this annuity contract without his or her consent.
Unscheduled Partial Surrender
•You may surrender a part of your accumulated value at any time before the annuitization date.
•You must specify the dollar amount of the surrender (which must be at least $100).
•The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
•The surrender is deducted from your investment options according to your surrender allocation percentages.
•If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
•We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
•Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender
• You may request partial surrenders from any of your investment options on a scheduled basis.
•Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
•You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
•If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.
• All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior contract year.
•We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.
•The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.
13. TAXES
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.

Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.
•Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.
•An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
• Generally, owners who are non-natural persons (such as a trust, partnership or corporation) are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.
The following discussion applies generally to Contracts owned by natural persons.
•Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
•The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
•Annuity benefit payments:
•The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
•The “investment in the Contract” is generally the total of the premium payments made less any tax-free return of premiums.
•After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
•If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
•If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or
•as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
• If the Contract is owned by a trust, corporation or other non-natural person, then the death of the annuitant will be treated as the death of the owner.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. When the owner receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.

Early Distribution Penalty
If you take a premature distribution from the Contract, you may incur a 10% income tax penalty on the taxable portion of the distribution, unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Internal Revenue Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made under an immediate annuity contract; or
•allocable to contributions made prior to August 14, 1982.
Tax reporting distributions from an annuity contract that is owned by a trust: The Internal Revenue Service (IRS) determined in Private Letter Ruling 202031008 that a non-grantor trust cannot attain age 59 ½, become disabled, or have a life expectancy. Thus, the IRS held that those three exceptions to the 10% penalty are not applicable to distributions from a deferred annuity contract that is owned by a non-grantor trust. Alternatively, the IRS held that a deferred annuity contract owned by a grantor trust can utilize those three exceptions if the grantor qualifies for the exception (for example, the grantor attained age 59 ½ at the time of the distribution). Consult a tax advisor for further information.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
•IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
•SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
•SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.
The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions
There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Internal Revenue Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made to pay certain deductible medical expenses;
•for health insurance premiums while unemployed;
•for first home purchases (up to $10,000);
•for qualified higher education expenses;
•for qualified disaster tax relief distributions;
•for qualified reservist distributions;
•for amounts levied by the IRS directly against your IRA; or
•a qualified birth or adoption distribution (up to $5,000).
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SEP-IRA or SIMPLE-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 72. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
NOTE:    Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders .
Failure to comply with the RMD rules can result in tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
14. LEGAL PROCEEDINGS
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; the principal underwriter; or depositor.
15. FINANCIAL STATEMENTS
The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.
16.    ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.

In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We also may defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
If your Contract has a GMWB rider in force, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders .
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have a GMWB rider in force. Before the Contract is terminated, we will send you a notice giving you 60 days to increase the accumulated value to $2,000. Termination of the Contracts will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
•we reinstate the Contract effective on the original surrender date;
• if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date.
• we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;
•these amounts are priced on the valuation date the money from the other company is received by us;
• commissions are not paid on the reinstated amounts; and
•new data page is sent to your address of record.
If a rider was in force at the time of surrender, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If a rider was in force at the time of surrender, rider benefits will be adjusted when the amount originally surrendered differs from the reinstated amount.

Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
•make premium payment allocation changes;
•set up Dollar Cost Averaging (DCA) scheduled transfers;
•make transfers; and
•make changes to Automatic Portfolio Rebalancing (APR).
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions
•may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
• that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the applicable prospectus will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual fund that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual fund with a 12b-1 fee will increase the cost of your investment.

Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Contract and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying mutual funds available under this Contract. Under this Internal Revenue Code Section, separate account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of contracts for whom diversification is not a requirement for tax-deferred treatment.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior contract year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.

17. REGISTRATION STATEMENT AND SAI

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (the “SAI”) (Part B of the registration statement) and Part C of the registration statement, which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus.
The SAI includes additional information about the Company and is available, without charge, upon request. To obtain a copy of the SAI free of charge, contact your financial professional or write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

You also may obtain a free copy of the SAI by writing to Principal ® Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382. The SAI and other information also are available on the Company’s website (www.principal.com) or by email request (annuityinternet@principal.com). You can also visit the SEC’s website at www.sec.gov, which contains the SAI and other reports. Lastly, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The name of the Contract is Principal ® Investment Plus Variable Annuity. The registration numbers for the Contract are 333-116220 and 811-02091.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. Depending on the GMWB Rider you choose with your Contract, you may not be able to invest in certain investment options. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/InvestPlusReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.

The expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.55%	4.87%	8.60%	8.37%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	1.01%	13.01%	7.18%	5.11%
Asset Allocation	PIMCO VIT All Asset Portfolio (1) – Administrative Class Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)	1.28%	0.49%	5.96%	3.21%
Asset Allocation	Principal VCF Diversified Balanced Account (1)(2) – Class 2 Principal Management Corporation	0.49%	5.04%	6.92%	6.31%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.57%	4.45%	6.51%
Asset Allocation	Principal VCF Diversified Growth Account (1)(2) – Class 2 Principal Management Corporation	0.51%	6.16%	8.23%	7.50%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.60%	5.46%	7.72%
Appendix A – Investment Options Available     88
Under the Contract

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Diversified Income Account (1)(2) – Class 2 Principal Management Corporation	0.47%	3.70%	5.52%
Asset Allocation	Principal VCF Principal LifeTime 2010 Account (1) – Class 1 Principal Global Investors, LLC	0.50%	3.83%	5.46%	4.97%
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (1) – Class 1 Principal Global Investors, LLC	0.53%	5.29%	6.95%	6.29%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (1) – Class 1 Principal Global Investors, LLC	0.58%	7.27%	8.29%	7.21%
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (1) – Class 1 Principal Global Investors, LLC	0.63%	8.47%	9.19%	7.99%
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (1) – Class 1 Principal Global Investors, LLC	0.67%	9.04%	9.70%	8.31%
Asset Allocation	Principal VCF Principal LifeTime Strategic Income Account (1) – Class 1 Principal Global Investors, LLC	0.49%	2.74%	4.51%	3.97%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.75%	3.71%	7.32%	6.80%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.76%	2.05%	5.77%	5.40%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.77%	5.36%	8.91%	8.07%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Flexible Income Portfolio – Class 1 Edge Asset Management, Inc.	0.72%	-0.24%	4.69%	4.50%

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Strategic Growth Portfolio – Class 1 Edge Asset Management, Inc.	0.82%	7.77%	9.78%	8.90%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	4.75%	8.22%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	0.57%	5.09%
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.85%	-0.83%	3.58%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	3.78%	8.09%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	2.68%	6.75%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.79%	-29.82%	-4.81%	-11.54%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB FMG LLC	1.15%	31.12%	13.44%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 2 Shares Capital Research and Management Company	0.84%	15.84%	11.34%	5.03%
Diversified Emerging Markets	Principal VCF International Emerging Markets Account – Class 1 Principal Global Investors, LLC	1.20%	11.55%	9.29%	1.59%

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Foreign large Blend	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company	1.04%	7.71%	7.00%	5.12%
Foreign large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.92%	8.52%	6.78%	4.83%
Foreign large Growth	Invesco V.I. International Growth Fund – Series I Shares Invesco Advisers, Inc.	0.92%	6.39%	6.83%	5.31%
Foreign Large Value	MFS® International Intrinsic Value Portfolio (1) – Service Class Massachusetts Financial Services Company	1.15%	12.51%	10.44%	9.31%
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Templeton Institutional, LLC	1.25%	-12.73%	1.68%	4.00%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.98%	6.84%	7.44%	11.50%
Health	T. Rowe Price Health Sciences Portfolio (1) – II (soft close to new investors with an application signature date of 6/1/15 and later) T. Rowe Price Associates, Inc.	1.19%	21.45%	11.79%	18.23%
High Yield Bond	PIMCO VIT High Yield Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.79%	-1.74%	5.22%	4.59%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.72%	2.01%	2.63%	1.91%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Edge Asset Management, Inc.	0.51%	-4.59%	0.74%	1.45%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Capital Management LLC	0.82%	2.69%	2.66%	2.71%

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Intermediate-Term Bond	PIMCO VIT Total Return Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.69%	1.13%	2.75%	2.51%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.48%	2.01%	3.28%	3.02%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB FMG LLC	0.93%	12.24%	12.84%	12.16%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.25%	10.41%	12.92%	11.99%
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Edge Asset Management, Inc.	0.63%	11.04%	12.90%	11.72%
Large Growth	American Century VP Ultra Fund (1) – Class II American Century Investment Management, Inc.	0.95%	41.45%	20.74%	16.08%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.86%	22.40%	13.91%	11.69%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	35.53%	19.02%	15.36%
Large Growth	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Neuberger Berman LLC	0.92%	11.88%	11.06%	10.09%
Large Growth	Principal VCF Blue Chip Account (1)(3) - Class 3 Principal Global Investors, LLC	1.05%	N/A (4)	N/A (4)	N/A (4)
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 T. Rowe Price Associates, Inc./Brown Advisory, LLC	0.69%	28.28%	18.85%	15.30%
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (1) – II T. Rowe Price Associates, Inc.	1.00%	26.03%	17.23%	15.60%

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Value	American Funds Insurance Series – Blue Chip Income and Growth Fund (1)(5) – Class 2 Shares Capital Research and Management Company	0.52%	1.15%	8.87%	9.34%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.78%	-1.06%	8.43%	8.38%
Large Value	MFS® Value Series (1) – Service Class Massachusetts Financial Services Company (MFS)	0.96%	-4.24%	7.87%	9.06%
Large Value	Principal VCF Equity Income Account – Class 1 Edge Asset Management, Inc.	0.48%	-1.07%	10.85%	10.11%
Mid-Cap Growth	American Century VP Capital Appreciation Fund – Class I (soft close to new investors with an application signature date of 5/18/13 and later) American Century Investment Management, Inc.	0.93%	34.45%	16.15%	12.07%
Mid-Cap Growth	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	10.20%	8.81%	7.72%
Mid-Cap Growth	Neuberger Berman AMT Mid-Cap Growth Portfolio (1) – Class S (soft close to new investors with an application signature date of 5/18/13 and later) Neuberger Berman LLC	1.11%	31.74%	15.56%	12.12%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.54%	10.66%	15.01%	14.28%
Mid-Cap Value	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A AllianceBernstein L.P.	0.83%	-4.09%	6.35%	7.26%
Mid-Cap Value	American Century VP Mid Cap Value Fund (1) – Class II American Century Investment Management, Inc.	1.00%	-6.32%	7.21%	8.77%
Mid-Cap Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.21%	-8.50%	3.12%	5.10%

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Mid-Cap Value	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.84%	0.87%	8.00%	7.86%
Mid-Cap Value	Invesco V.I. American Value Fund – Series I Shares Invesco Advisers, Inc.	0.90%	-2.04%	7.13%	6.99%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company	0.24%	-7.10%	-1.07%	-0.91%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.62%	6.74%	7.88%
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.83%	-4.85%	-3.41%	-2.91%
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.73%	-2.55%	0.16%	1.44%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.86%	-0.13%	-0.03%	0.93%
Multisector Bond	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.23%	-7.41%	1.68%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Hard Assets Fund (1)(6) – Class S Shares Van Eck Associates Corporation	1.38%	11.15%	3.93%	-5.17%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.83%	-10.79%	5.02%	8.44%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.73%	-1.92%	1.97%	1.23%

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Short-Term Fixed Income	Lincoln VIP Delaware Limited Term Diversified Income Series (1)(7) – Service Class Lincoln Investment Advisors Corporation	0.83%	-3.36%	0.48%	0.39%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.79%	-4.56%	-0.12%	0.25%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 Edge Asset Management, Inc.	0.47%	-4.10%	0.69%	0.94%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%	1.05%	9.25%	9.11%
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.96%	19.45%	9.84%	8.64%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	14.48%	10.96%	10.86%
Small Growth	AllianceBernstein VPS Small Cap Growth Portfolio – Class A (soft close to new investors with an application signature date of 2/1/13 and later) AllianceBernstein L.P.	0.90%	45.82%	22.33%	15.96%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB FMG LLC	1.15%	42.08%	19.01%
Small Growth	MFS® New Discovery Series (1) – Service Class Massachusetts Financial Services Company (MFS)	1.12%	37.54%	20.67%	12.84%
Small Value	Delaware VIP Small Cap Value Series (1) – Service Class Delaware Management Company	1.08%	-9.56%	6.75%	6.90%
Small Value	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB FMG LLC	1.07%	1.68%	8.44%	8.29%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1) – Class 2 Franklin Mutual Advisers, LLC	0.93%	-2.30%	8.79%	7.71%

		For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Technology	BNY Mellon IP Technology Growth Portfolio (1) – Service Shares BNY Mellon Investment Adviser, Inc.	1.03%	61.19%	23.55%	15.75%
Utilities	MFS® Utilities Series (1) – Service Class Massachusetts Financial Services Company	1.04%	-1.87%	9.11%	7.44%
World Bond	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4 Franklin Advisers, Inc	0.84%	-12.69%	-1.49%	0.03%
World Large Stock	EQ Advisors Trust 1290 VT Smartbeta Equity Portfolio (1) – Class IB FMG LLC	1.10%	3.39%	9.47%
World Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 2 Shares Capital Research and Management Company	0.99%	21.90%	12.44%	7.88%
(1) This underlying mutual fund pays 12b-1 fees to PSI.
(2) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(3) This investment option will be available on June 5, 2021.
(4) This Fund is not showing Average Annual Total Returns because operations commenced on 12/09/20 and does not have annual returns for the years shown.
(5) Effective June 5, 2021, the American Funds Insurance Series Blue Chip Income and Growth Fund will be known as the American Funds Insurance Series Washington Mutual Investors Fund.
(6) Effective June 5, 2021, the VanEck VIP Global Hard Assets Fund will be known as the VanEck VIP Global Resources Fund
(7) This was formally known as the Delaware Variable Insurance Products Limited-Term Diversified Income Series.

If you have a GMWB rider as part of your Contract, your investment options will be limited as follows:

• Diversified Balanced Managed Volatility Account;
• Diversified Growth Managed Volatility Account;
• Diversified Balanced Account;
• Diversified Growth Account; and
• Diversified Income Account.
The above-referenced limitations also apply to the tables below.

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.55%	10.87%	9.03%	8.37%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	1.01%	19.01%	7.63%	5.11%
Asset Allocation	PIMCO VIT All Asset Portfolio (1) – Administrative Class Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)	1.28%	6.49%	6.43%	3.21%
Asset Allocation	Principal VCF Diversified Balanced Account (1)(2) – Class 2 Principal Management Corporation	0.49%	11.04%	7.37%	6.31%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.57%	10.45%	6.97%
Asset Allocation	Principal VCF Diversified Growth Account (1)(2) – Class 2 Principal Management Corporation	0.51%	12.16%	8.66%	7.50%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.60%	11.46%	8.16%
Asset Allocation	Principal VCF Diversified Income Account (1)(2) – Class 2 Principal Management Corporation	0.47%	9.70%	6.00%
Asset Allocation	Principal VCF Principal LifeTime 2010 Account (1) – Class 1 Principal Global Investors, LLC	0.50%	9.83%	5.94%	4.97%
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (1) – Class 1 Principal Global Investors, LLC	0.53%	11.29%	7.40%	6.29%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (1) – Class 1 Principal Global Investors, LLC	0.58%	13.27%	8.72%	7.21%
Appendix A – Investment Options Available     97
Under the Contract

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (1) – Class 1 Principal Global Investors, LLC	0.63%	14.47%	9.61%	7.99%
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (1) – Class 1 Principal Global Investors, LLC	0.67%	15.04%	10.11%	8.31%
Asset Allocation	Principal VCF Principal LifeTime Strategic Income Account (1) – Class 1 Principal Global Investors, LLC	0.49%	8.74%	5.01%	3.97%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.75%	9.71%	7.77%	6.80%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.76%	8.05%	6.24%	5.40%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.77%	11.36%	9.33%	8.07%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Flexible Income Portfolio – Class 1 Edge Asset Management, Inc.	0.72%	5.76%	5.18%	4.50%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Strategic Growth Portfolio – Class 1 Edge Asset Management, Inc.	0.82%	13.77%	10.19%	8.90%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	10.75%	8.65%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	6.57%	5.58%
Appendix A – Investment Options Available     98
Under the Contract

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.85%	5.17%	4.09%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	9.78%	8.52%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	8.68%	7.21%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.79%	-23.82%	-4.09%	-11.54%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB FMG LLC	1.15%	37.12%	13.80%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 2 Shares Capital Research and Management Company	0.84%	21.84%	11.73%	5.03%
Diversified Emerging Markets	Principal VCF International Emerging Markets Account – Class 1 Principal Global Investors, LLC	1.20%	17.55%	9.71%	1.59%
Foreign large Blend	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company	1.04%	13.71%	7.46%	5.12%
Foreign large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.92%	14.52%	7.23%	4.83%
Foreign large Growth	Invesco V.I. International Growth Fund – Series I Shares Invesco Advisers, Inc.	0.92%	12.39%	7.28%	5.31%
Foreign Large Value	MFS® International Intrinsic Value Portfolio (1) – Service Class Massachusetts Financial Services Company	1.15%	18.51%	10.84%	9.31%
Appendix A – Investment Options Available     99
Under the Contract

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Templeton Institutional, LLC	1.25%	-6.73%	2.23%	4.00%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.98%	12.84%	7.89%	11.50%
Health	T. Rowe Price Health Sciences Portfolio (1) – II (soft close to new investors with an application signature date of 6/1/15 and later) T. Rowe Price Associates, Inc.	1.19%	27.45%	12.17%	18.23%
High Yield Bond	PIMCO VIT High Yield Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.79%	4.26%	5.70%	4.59%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.72%	8.01%	3.17%	1.91%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Edge Asset Management, Inc.	0.51%	1.41%	1.31%	1.45%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Capital Management LLC	0.82%	8.69%	3.19%	2.71%
Intermediate-Term Bond	PIMCO VIT Total Return Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.69%	7.13%	3.28%	2.51%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.48%	8.01%	3.80%	3.02%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB FMG LLC	0.93%	18.24%	13.21%	12.16%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.25%	16.41%	13.28%	11.99%
Appendix A – Investment Options Available     100
Under the Contract

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Edge Asset Management, Inc.	0.63%	17.04%	13.27%	11.72%
Large Growth	American Century VP Ultra Fund (1) – Class II American Century Investment Management, Inc.	0.95%	47.45%	21.02%	16.08%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.86%	28.40%	14.26%	11.69%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	41.53%	19.32%	15.36%
Large Growth	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Neuberger Berman LLC	0.92%	17.88%	11.45%	10.09%
Large Growth	Principal VCF Blue Chip Account (1)(3) - Class 3 Principal Global Investors, LLC	1.05%	N/A (4)	N/A (4)	N/A (4)
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 T. Rowe Price Associates, Inc./Brown Advisory, LLC	0.69%	34.28%	19.15%	15.30%
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (1) – II T. Rowe Price Associates, Inc.	1.00%	32.03%	17.54%	15.60%
Large Value	American Funds Insurance Series – Blue Chip Income and Growth Fund (1)(5) – Class 2 Shares Capital Research and Management Company	0.52%	7.15%	9.29%	9.34%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.78%	4.94%	8.86%	8.38%
Large Value	MFS® Value Series (1) – Service Class Massachusetts Financial Services Company (MFS)	0.96%	1.76%	8.31%	9.06%
Large Value	Principal VCF Equity Income Account – Class 1 Edge Asset Management, Inc.	0.48%	4.93%	11.24%	10.11%
Appendix A – Investment Options Available     101
Under the Contract

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Mid-Cap Growth	American Century VP Capital Appreciation Fund – Class I (soft close to new investors with an application signature date of 5/18/13 and later) American Century Investment Management, Inc.	0.93%	40.45%	16.48%	12.07%
Mid-Cap Growth	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	16.20%	9.23%	7.72%
Mid-Cap Growth	Neuberger Berman AMT Mid-Cap Growth Portfolio (1) – Class S (soft close to new investors with an application signature date of 5/18/13 and later) Neuberger Berman LLC	1.11%	37.74%	15.89%	12.12%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.54%	16.66%	15.35%	14.28%
Mid-Cap Value	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A AllianceBernstein L.P.	0.83%	1.91%	6.82%	7.26%
Mid-Cap Value	American Century VP Mid Cap Value Fund (1) – Class II American Century Investment Management, Inc.	1.00%	-0.32%	7.66%	8.77%
Mid-Cap Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.21%	-2.50%	3.65%	5.10%
Mid-Cap Value	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.84%	6.87%	8.44%	7.86%
Mid-Cap Value	Invesco V.I. American Value Fund – Series I Shares Invesco Advisers, Inc.	0.90%	3.96%	7.58%	6.99%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company	0.24%	-1.10%	-0.45%	-0.91%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.62%	12.74%	8.32%
Appendix A – Investment Options Available     102
Under the Contract

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.83%	1.15%	-2.73%	-2.91%
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.73%	3.45%	0.75%	1.44%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.86%	5.87%	0.57%	0.93%
Multisector Bond	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.23%	-1.41%	2.23%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Hard Assets Fund (1)(6) – Class S Shares Van Eck Associates Corporation	1.38%	17.15%	4.44%	-5.17%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.83%	-4.79%	5.50%	8.44%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.73%	4.08%	2.52%	1.23%
Short-Term Fixed Income	Lincoln VIP Delaware Limited Term Diversified Income Series (1)(7) – Service Class Lincoln Investment Advisors Corporation	0.83%	2.64%	1.06%	0.39%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.79%	1.44%	0.47%	0.25%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 Edge Asset Management, Inc.	0.47%	1.90%	1.26%	0.94%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%	7.05%	9.66%	9.11%
Appendix A – Investment Options Available     103
Under the Contract

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.96%	25.45%	10.25%	8.64%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	20.48%	11.36%	10.86%
Small Growth	AllianceBernstein VPS Small Cap Growth Portfolio – Class A (soft close to new investors with an application signature date of 2/1/13 and later) AllianceBernstein L.P.	0.90%	51.82%	22.59%	15.96%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB FMG LLC	1.15%	48.08%	19.31%
Small Growth	MFS® New Discovery Series (1) – Service Class Massachusetts Financial Services Company (MFS)	1.12%	43.54%	20.95%	12.84%
Small Value	Delaware VIP Small Cap Value Series (1) – Service Class Delaware Management Company	1.08%	-3.56%	7.21%	6.90%
Small Value	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB FMG LLC	1.07%	7.68%	8.87%	8.29%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1) – Class 2 Franklin Mutual Advisers, LLC	0.93%	3.70%	9.22%	7.71%
Technology	BNY Mellon IP Technology Growth Portfolio (1) – Service Shares BNY Mellon Investment Adviser, Inc.	1.03%	67.19%	23.81%	15.75%
Utilities	MFS® Utilities Series (1) – Service Class Massachusetts Financial Services Company	1.04%	4.13%	9.53%	7.44%
World Bond	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4 Franklin Advisers, Inc	0.84%	-6.69%	-0.86%	0.03%
Appendix A – Investment Options Available     104
Under the Contract

		For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
World Large Stock	EQ Advisors Trust 1290 VT Smartbeta Equity Portfolio (1) – Class IB FMG LLC	1.10%	9.39%	9.88%
World Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 2 Shares Capital Research and Management Company	0.99%	27.90%	12.81%	7.88%

(1) This underlying mutual fund pays 12b-1 fees to PSI.
(2) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(3) This investment option will be available on June 5, 2021.
(4) This Fund is not showing Average Annual Total Returns because operations commenced on 12/09/20 and does not have annual returns for the years shown.
(5) Effective June 5, 2021, the American Funds Insurance Series Blue Chip Income and Growth Fund will be known as the American Funds Insurance Series Washington Mutual Investors Fund.
(6) Effective June 5, 2021, the VanEck VIP Global Hard Assets Fund will be known as the VanEck VIP Global Resources Fund
(7) This was formally known as the Delaware Variable Insurance Products Limited-Term Diversified Income Series.
Appendix A – Investment Options Available     105
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.55%	2.21%	7.79%	7.72%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	1.01%	10.29%	6.37%	4.48%
Asset Allocation	PIMCO VIT All Asset Portfolio (1) – Administrative Class Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)	1.28%	-2.15%	5.14%	2.59%
Asset Allocation	Principal VCF Diversified Balanced Account (1)(2) – Class 2 Principal Management Corporation	0.49%	2.38%	6.11%	5.67%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.57%	1.79%	5.69%
Asset Allocation	Principal VCF Diversified Growth Account (1)(2) – Class 2 Principal Management Corporation	0.51%	3.49%	7.41%	6.85%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.60%	2.79%	6.91%
Asset Allocation	Principal VCF Diversified Income Account (1)(2) – Class 2 Principal Management Corporation	0.47%	1.04%	4.71%
Asset Allocation	Principal VCF Principal LifeTime 2010 Account (1) – Class 1 Principal Global Investors, LLC	0.50%	1.17%	4.65%	4.34%
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (1) – Class 1 Principal Global Investors, LLC	0.53%	2.63%	6.14%	5.65%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (1) – Class 1 Principal Global Investors, LLC	0.58%	4.59%	7.48%	6.56%
Appendix A – Investment Options Available     106
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (1) – Class 1 Principal Global Investors, LLC	0.63%	5.78%	8.38%	7.34%
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (1) – Class 1 Principal Global Investors, LLC	0.67%	6.35%	8.88%	7.66%
Asset Allocation	Principal VCF Principal LifeTime Strategic Income Account (1) – Class 1 Principal Global Investors, LLC	0.49%	0.09%	3.70%	3.35%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.75%	1.05%	6.51%	6.16%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.76%	-0.59%	4.96%	4.77%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.77%	2.69%	8.10%	7.42%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Flexible Income Portfolio – Class 1 Edge Asset Management, Inc.	0.72%	-2.88%	3.87%	3.87%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Strategic Growth Portfolio – Class 1 Edge Asset Management, Inc.	0.82%	5.09%	8.97%	8.25%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	2.09%	8.04%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	-2.07%	4.15%
Appendix A – Investment Options Available     107
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.85%	-3.46%	2.63%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	1.13%	7.14%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	0.03%	5.81%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.79%	-32.28%	-5.65%	-12.07%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB FMG LLC	1.15%	28.30%	12.43%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 2 Shares Capital Research and Management Company	0.84%	13.11%	10.53%	4.40%
Diversified Emerging Markets	Principal VCF International Emerging Markets Account – Class 1 Principal Global Investors, LLC	1.20%	8.85%	8.48%	0.98%
Foreign large Blend	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company	1.04%	5.02%	6.19%	4.49%
Foreign large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.92%	5.84%	5.96%	4.20%
Foreign large Growth	Invesco V.I. International Growth Fund – Series I Shares Invesco Advisers, Inc.	0.92%	3.71%	6.02%	4.68%
Foreign Large Value	MFS® International Intrinsic Value Portfolio (1) – Service Class Massachusetts Financial Services Company	1.15%	9.80%	9.62%	8.65%
Appendix A – Investment Options Available     108
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Templeton Institutional, LLC	1.25%	-15.29%	0.86%	3.37%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.98%	4.17%	6.63%	10.83%
Health	T. Rowe Price Health Sciences Portfolio (1) – II (soft close to new investors with an application signature date of 6/1/15 and later) T. Rowe Price Associates, Inc.	1.19%	18.68%	10.97%	17.52%
High Yield Bond	PIMCO VIT High Yield Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.79%	-4.36%	4.40%	3.97%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.72%	-0.64%	1.81%	1.30%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Edge Asset Management, Inc.	0.51%	-7.20%	-0.08%	0.84%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Capital Management LLC	0.82%	0.04%	1.84%	2.10%
Intermediate-Term Bond	PIMCO VIT Total Return Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.69%	-1.52%	1.93%	1.89%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.48%	-0.64%	2.46%	2.41%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB FMG LLC	0.93%	9.53%	11.83%	11.25%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.25%	7.72%	12.10%	11.32%
Appendix A – Investment Options Available     109
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Edge Asset Management, Inc.	0.63%	8.34%	12.09%	11.05%
Large Growth	American Century VP Ultra Fund (1) – Class II American Century Investment Management, Inc.	0.95%	38.56%	19.91%	15.39%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.86%	19.63%	13.09%	11.02%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	32.68%	18.20%	14.67%
Large Growth	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Neuberger Berman LLC	0.92%	9.17%	10.25%	9.43%
Large Growth	Principal VCF Blue Chip Account (1)(3) - Class 3 Principal Global Investors, LLC	1.05%	N/A (4)	N/A (4)	N/A (4)
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 T. Rowe Price Associates, Inc./Brown Advisory, LLC	0.69%	25.48%	18.03%	14.61%
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (1) – II T. Rowe Price Associates, Inc.	1.00%	23.24%	16.41%	14.91%
Large Value	American Funds Insurance Series – Blue Chip Income and Growth Fund (1)(5) – Class 2 Shares Capital Research and Management Company	0.52%	-1.49%	8.06%	8.68%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.78%	-3.69%	7.61%	7.73%
Large Value	MFS® Value Series (1) – Service Class Massachusetts Financial Services Company (MFS)	0.96%	-6.85%	7.06%	8.41%
Large Value	Principal VCF Equity Income Account – Class 1 Edge Asset Management, Inc.	0.48%	-3.70%	10.03%	9.45%
Appendix A – Investment Options Available     110
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Mid-Cap Growth	American Century VP Capital Appreciation Fund – Class I (soft close to new investors with an application signature date of 5/18/13 and later) American Century Investment Management, Inc.	0.93%	31.61%	15.33%	11.40%
Mid-Cap Growth	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	7.51%	7.99%	7.08%
Mid-Cap Growth	Neuberger Berman AMT Mid-Cap Growth Portfolio (1) – Class S (soft close to new investors with an application signature date of 5/18/13 and later) Neuberger Berman LLC	1.11%	28.92%	14.74%	11.44%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.54%	7.97%	14.19%	13.60%
Mid-Cap Value	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A AllianceBernstein L.P.	0.83%	-6.70%	5.54%	6.62%
Mid-Cap Value	American Century VP Mid Cap Value Fund (1) – Class II American Century Investment Management, Inc.	1.00%	-8.92%	6.40%	8.12%
Mid-Cap Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.21%	-11.09%	2.31%	4.47%
Mid-Cap Value	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.84%	-1.77%	7.19%	7.21%
Mid-Cap Value	Invesco V.I. American Value Fund – Series I Shares Invesco Advisers, Inc.	0.90%	-4.66%	6.32%	6.35%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company	0.24%	-9.69%	-1.90%	-1.50%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.62%	4.06%	7.07%
Appendix A – Investment Options Available     111
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.83%	-7.46%	-4.24%	-3.49%
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.73%	-5.17%	-0.66%	0.83%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.86%	-2.76%	-0.85%	0.32%
Multisector Bond	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.23%	-10.00%	0.86%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Hard Assets Fund (1)(6) – Class S Shares Van Eck Associates Corporation	1.38%	8.45%	3.11%	-5.74%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.83%	-13.36%	4.20%	7.79%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.73%	-4.54%	1.15%	0.62%
Short-Term Fixed Income	Lincoln VIP Delaware Limited Term Diversified Income Series (1)(7) – Service Class Lincoln Investment Advisors Corporation	0.83%	-5.97%	-0.34%	-0.22%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.79%	-7.17%	-0.95%	-0.35%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 Edge Asset Management, Inc.	0.47%	-6.71%	-0.14%	0.33%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%	-1.59%	8.43%	8.46%
Appendix A – Investment Options Available     112
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.96%	16.70%	9.03%	7.99%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	11.75%	10.15%	10.19%
Small Growth	AllianceBernstein VPS Small Cap Growth Portfolio – Class A (soft close to new investors with an application signature date of 2/1/13 and later) AllianceBernstein L.P.	0.90%	42.91%	21.50%	15.26%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB FMG LLC	1.15%	39.20%	17.98%
Small Growth	MFS® New Discovery Series (1) – Service Class Massachusetts Financial Services Company (MFS)	1.12%	34.68%	19.84%	12.17%
Small Value	Delaware VIP Small Cap Value Series (1) – Service Class Delaware Management Company	1.08%	-12.14%	5.94%	6.26%
Small Value	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB FMG LLC	1.07%	-0.96%	7.44%	7.42%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1) – Class 2 Franklin Mutual Advisers, LLC	0.93%	-4.92%	7.98%	7.06%
Technology	BNY Mellon IP Technology Growth Portfolio (1) – Service Shares BNY Mellon Investment Adviser, Inc.	1.03%	58.19%	22.72%	15.05%
Utilities	MFS® Utilities Series (1) – Service Class Massachusetts Financial Services Company	1.04%	-4.50%	8.30%	6.79%
World Bond	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4 Franklin Advisers, Inc	0.84%	-15.25%	-2.32%	-0.57%
Appendix A – Investment Options Available     113
Under the Contract

		For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
World Large Stock	EQ Advisors Trust 1290 VT Smartbeta Equity Portfolio (1) – Class IB FMG LLC	1.10%	0.73%	8.47%
World Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 2 Shares Capital Research and Management Company	0.99%	19.13%	11.63%	7.24%

(1) This underlying mutual fund pays 12b-1 fees to PSI.
(2) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(3) This investment option will be available on June 5, 2021.
(4) This Fund is not showing Average Annual Total Returns because operations commenced on 12/09/20 and does not have annual returns for the years shown.
(5) Effective June 5, 2021, the American Funds Insurance Series Blue Chip Income and Growth Fund will be known as the American Funds Insurance Series Washington Mutual Investors Fund.
(6) Effective June 5, 2021, the VanEck VIP Global Hard Assets Fund will be known as the VanEck VIP Global Resources Fund
(7) This was formally known as the Delaware Variable Insurance Products Limited-Term Diversified Income Series.
Appendix A – Investment Options Available     114
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.55%	10.21%	8.38%	7.72%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	1.01%	18.29%	6.98%	4.48%
Asset Allocation	PIMCO VIT All Asset Portfolio (1) – Administrative Class Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)	1.28%	5.85%	5.79%	2.59%
Asset Allocation	Principal VCF Diversified Balanced Account (1)(2) – Class 2 Principal Management Corporation	0.49%	10.38%	6.73%	5.67%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.57%	9.79%	6.33%
Asset Allocation	Principal VCF Diversified Growth Account (1)(2) – Class 2 Principal Management Corporation	0.51%	11.49%	8.01%	6.85%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.60%	10.79%	7.51%
Asset Allocation	Principal VCF Diversified Income Account (1)(2) – Class 2 Principal Management Corporation	0.47%	9.04%	5.37%
Asset Allocation	Principal VCF Principal LifeTime 2010 Account (1) – Class 1 Principal Global Investors, LLC	0.50%	9.17%	5.31%	4.34%
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (1) – Class 1 Principal Global Investors, LLC	0.53%	10.63%	6.76%	5.65%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (1) – Class 1 Principal Global Investors, LLC	0.58%	12.59%	8.07%	6.56%
Appendix A – Investment Options Available     115
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (1) – Class 1 Principal Global Investors, LLC	0.63%	13.78%	8.95%	7.34%
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (1) – Class 1 Principal Global Investors, LLC	0.67%	14.35%	9.45%	7.66%
Asset Allocation	Principal VCF Principal LifeTime Strategic Income Account (1) – Class 1 Principal Global Investors, LLC	0.49%	8.09%	4.38%	3.35%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.75%	9.05%	7.12%	6.16%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.76%	7.41%	5.61%	4.77%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (1) – Class 1 Edge Asset Management, Inc.	0.77%	10.69%	8.68%	7.42%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Flexible Income Portfolio – Class 1 Edge Asset Management, Inc.	0.72%	5.12%	4.55%	3.87%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (1) – Strategic Growth Portfolio – Class 1 Edge Asset Management, Inc.	0.82%	13.09%	9.53%	8.25%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	10.09%	8.62%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	5.93%	4.82%
Appendix A – Investment Options Available     116
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.85%	4.54%	3.34%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	9.13%	7.74%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(2) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	8.03%	6.44%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.79%	-24.28%	-4.66%	-12.07%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB FMG LLC	1.15%	36.30%	12.93%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 2 Shares Capital Research and Management Company	0.84%	21.11%	11.06%	4.40%
Diversified Emerging Markets	Principal VCF International Emerging Markets Account – Class 1 Principal Global Investors, LLC	1.20%	16.85%	9.05%	0.98%
Foreign large Blend	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company	1.04%	13.02%	6.81%	4.49%
Foreign large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.92%	13.84%	6.59%	4.20%
Foreign large Growth	Invesco V.I. International Growth Fund – Series I Shares Invesco Advisers, Inc.	0.92%	11.71%	6.64%	4.68%
Foreign Large Value	MFS® International Intrinsic Value Portfolio (1) – Service Class Massachusetts Financial Services Company	1.15%	17.80%	10.17%	8.65%
Appendix A – Investment Options Available     117
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Templeton Institutional, LLC	1.25%	-7.29%	1.62%	3.37%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.98%	12.17%	7.24%	10.83%
Health	T. Rowe Price Health Sciences Portfolio (1) – II (soft close to new investors with an application signature date of 6/1/15 and later) T. Rowe Price Associates, Inc.	1.19%	26.68%	11.50%	17.52%
High Yield Bond	PIMCO VIT High Yield Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.79%	3.64%	5.07%	3.97%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.72%	7.36%	2.55%	1.30%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Edge Asset Management, Inc.	0.51%	0.80%	0.71%	0.84%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Capital Management LLC	0.82%	8.04%	2.58%	2.10%
Intermediate-Term Bond	PIMCO VIT Total Return Portfolio (1) – Administrative Class Pacific Investment Management Company LLC (PIMCO)	0.69%	6.48%	2.66%	1.89%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.48%	7.36%	3.18%	2.41%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB FMG LLC	0.93%	17.53%	12.33%	11.25%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.25%	15.72%	12.60%	11.32%
Appendix A – Investment Options Available     118
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Edge Asset Management, Inc.	0.63%	16.34%	12.59%	11.05%
Large Growth	American Century VP Ultra Fund (1) – Class II American Century Investment Management, Inc.	0.95%	46.56%	20.30%	15.39%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.86%	27.63%	13.58%	11.02%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	40.68%	18.60%	14.67%
Large Growth	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Neuberger Berman LLC	0.92%	17.17%	10.79%	9.43%
Large Growth	Principal VCF Blue Chip Account (1)(3) - Class 3 Principal Global Investors, LLC	1.05%	N/A (4)	N/A (4)	N/A (4)
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 T. Rowe Price Associates, Inc./Brown Advisory, LLC	0.69%	33.48%	18.44%	14.61%
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (1) – II T. Rowe Price Associates, Inc.	1.00%	31.24%	16.84%	14.91%
Large Value	American Funds Insurance Series – Blue Chip Income and Growth Fund (1)(5) – Class 2 Shares Capital Research and Management Company	0.52%	6.51%	8.64%	8.68%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.78%	4.31%	8.20%	7.73%
Large Value	MFS® Value Series (1) – Service Class Massachusetts Financial Services Company (MFS)	0.96%	1.15%	7.66%	8.41%
Large Value	Principal VCF Equity Income Account – Class 1 Edge Asset Management, Inc.	0.48%	4.30%	10.57%	9.45%
Appendix A – Investment Options Available     119
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Mid-Cap Growth	American Century VP Capital Appreciation Fund – Class I (soft close to new investors with an application signature date of 5/18/13 and later) American Century Investment Management, Inc.	0.93%	39.61%	15.78%	11.40%
Mid-Cap Growth	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.87%	15.51%	8.58%	7.08%
Mid-Cap Growth	Neuberger Berman AMT Mid-Cap Growth Portfolio (1) – Class S (soft close to new investors with an application signature date of 5/18/13 and later) Neuberger Berman LLC	1.11%	36.92%	15.20%	11.44%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.54%	15.97%	14.66%	13.60%
Mid-Cap Value	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A AllianceBernstein L.P.	0.83%	1.30%	6.18%	6.62%
Mid-Cap Value	American Century VP Mid Cap Value Fund (1) – Class II American Century Investment Management, Inc.	1.00%	-0.92%	7.02%	8.12%
Mid-Cap Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.21%	-3.09%	3.03%	4.47%
Mid-Cap Value	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.84%	6.23%	7.79%	7.21%
Mid-Cap Value	Invesco V.I. American Value Fund – Series I Shares Invesco Advisers, Inc.	0.90%	3.34%	6.94%	6.35%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company	0.24%	-1.69%	-1.05%	-1.50%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.62%	12.06%	7.67%
Appendix A – Investment Options Available     120
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.83%	0.54%	-3.31%	-3.49%
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.73%	2.83%	0.15%	0.83%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.86%	5.24%	-0.04%	0.32%
Multisector Bond	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.23%	-2.00%	1.62%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Hard Assets Fund (1)(6) – Class S Shares Van Eck Associates Corporation	1.38%	16.45%	3.81%	-5.74%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.83%	-5.36%	4.87%	7.79%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.73%	3.46%	1.90%	0.62%
Short-Term Fixed Income	Lincoln VIP Delaware Limited Term Diversified Income Series (1)(7) – Service Class Lincoln Investment Advisors Corporation	0.83%	2.03%	0.45%	-0.22%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.79%	0.83%	-0.13%	-0.35%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 Edge Asset Management, Inc.	0.47%	1.29%	0.66%	0.33%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%	6.41%	9.01%	8.46%
Appendix A – Investment Options Available     121
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.96%	24.70%	9.59%	7.99%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	19.75%	10.69%	10.19%
Small Growth	AllianceBernstein VPS Small Cap Growth Portfolio – Class A (soft close to new investors with an application signature date of 2/1/13 and later) AllianceBernstein L.P.	0.90%	50.91%	21.86%	15.26%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB FMG LLC	1.15%	47.20%	18.39%
Small Growth	MFS® New Discovery Series (1) – Service Class Massachusetts Financial Services Company (MFS)	1.12%	42.68%	20.23%	12.17%
Small Value	Delaware VIP Small Cap Value Series (1) – Service Class Delaware Management Company	1.08%	-4.14%	6.56%	6.26%
Small Value	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB FMG LLC	1.07%	7.04%	8.03%	7.42%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1) – Class 2 Franklin Mutual Advisers, LLC	0.93%	3.08%	8.56%	7.06%
Technology	BNY Mellon IP Technology Growth Portfolio (1) – Service Shares BNY Mellon Investment Adviser, Inc.	1.03%	66.19%	23.07%	15.05%
Utilities	MFS® Utilities Series (1) – Service Class Massachusetts Financial Services Company	1.04%	3.50%	8.88%	6.79%
World Bond	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4 Franklin Advisers, Inc	0.84%	-7.25%	-1.45%	-0.57%
Appendix A – Investment Options Available     122
Under the Contract

		For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
World Large Stock	EQ Advisors Trust 1290 VT Smartbeta Equity Portfolio (1) – Class IB FMG LLC	1.10%	8.73%	9.04%
World Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 2 Shares Capital Research and Management Company	0.99%	27.13%	12.14%	7.24%

(1) This underlying mutual fund pays 12b-1 fees to PSI.
(2) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(3) This investment option will be available on June 5, 2021.
(4) This Fund is not showing Average Annual Total Returns because operations commenced on 12/09/20 and does not have annual returns for the years shown.
(5) Effective June 5, 2021, the American Funds Insurance Series Blue Chip Income and Growth Fund will be known as the American Funds Insurance Series Washington Mutual Investors Fund.
(6) Effective June 5, 2021, the VanEck VIP Global Hard Assets Fund will be known as the VanEck VIP Global Resources Fund
(7) This was formally known as the Delaware Variable Insurance Products Limited-Term Diversified Income Series.
Appendix A – Investment Options Available     123
Under the Contract

APPENDIX B – INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
Original owners of an eligible Principal® Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:
•The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and
•Your old contract is not subject to any surrender charges; and
•The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions
•You must qualify for and elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider (currently being marketed by us). To qualify, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.
•You must receive a current prospectus for the new contract.
•You must complete all required GMWB Exchange Offer forms.
•If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider results in restriction of your Contract investment options to more limited GMWB investment options (review the new contract prospectus in its entirety for full details).
•Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.
•The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. However, new premium payments may be allocated to the DCA Plus accounts.
•At Contract issue, the GMWB death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the GMWB death benefit under the new contract.
•Upon issuing you a new contract, your old contract will terminate.
•The GMWB Exchange Offer is not available for partial exchanges.
•Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
If you currently have the GMWB 1 rider with your old contract, this GMWB Exchange Offer may be appropriate if you:
•Want to benefit from potential annual increases to your rider values instead of every 5 years with the GMWB 1 rider.
•Want the ability to elect the Joint Life benefit instead of only Single Life with the GMWB 1 rider.
•Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
Appendix B – Investment Plus Variable Annuity     124
GMWB Exchange Offer

If you currently do not have a GMWB rider with your old contract, this GMWB Exchange Offer may be appropriate if you:
•Do not intend to take withdrawals in the near future.
•Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
•Want to protect against the risk of you or your spouse outliving your income.
•Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix B – Investment Plus Variable Annuity     125
GMWB Exchange Offer

Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
GMWB Rider(s) (applicable to this offer)	GMWB 1 (when applicable)	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life (“Single Life”)
Target Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector Plus:
• For Life (“Single Life” or
   “Joint Life”)

Annual Withdrawal Limits	• Investment Back - 7.00% of the the Investment Back withdrawal benefit base • For Life - 5.00% of the For Life withdrawal benefit base
Target Income Protector, Flexible Income Protector and Flexible Income Protector Plus:
•“Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•“Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement for the product described in this column.

*Does not reflect state variations.
Appendix B – Investment Plus Variable Annuity     126
GMWB Exchange Offer

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
GMWB investment options
Restricted investment options depending on when old contract was purchased and customer’s actions:
• GMWB Self-Build Models
• GMWB Select Models
• Principal Lifetime 2010 Account
• Principal Lifetime 2020 Account
• Principal Lifetime Strategic
   Income account
• Strategic Asset Management
   Balanced Portfolio
• Strategic Asset Management
    Conservative Balanced
    Portfolio
• Strategic Asset Management
    Flexible Income Portfolio
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account

NOTE: If GMWB was not elected, there are no investment restrictions.

Target Income Protector:
• Diversified Income Account
• Diversified Balanced
Volatility Control Account
• Diversified Growth
Volatility Control Account
• Fidelity VIP Government Money Market Portfolio
Flexible Income Protector:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Managed
   Volatility Account
• Diversified Growth Managed
   Volatility Account
• Fidelity VIP Government Money Market Portfolio
Flexible Income Protector Plus:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Managed
   Volatility Account
• Diversified Growth Managed
   Volatility Account
• Fidelity VIP Government Money Market Portfolio

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account* 12 month - DCA Plus account*	6 month - DCA Plus account* 12 month - DCA Plus account*
* Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.
Appendix B – Investment Plus Variable Annuity     127
GMWB Exchange Offer

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
GMWB Bonus
If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases each year on the Contract anniversary as shown below:
• Years 1-5 - 5.00% of
    premium payments
• Years 6+ - 0.00% of
    premium payments

Target Income Protector:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary. See the applicable GMWB Charges and Percentages Supplement located at www.principal.com/LifeIncomeIIVAReport.

Flexible Income Protector:
GMWB Bonus does not apply for this rider.

Flexible Income Protector Plus:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary. See the applicable GMWB Charges and Percentages Supplement located at www.principal.com/LifeIncomeIIVAReport.

GMWB Step-Up
• Optional GMWB Step-Up
    that you may elect beginning
    with the 5th Contract
    anniversary. Once you have
    elected a GMWB Step-Up,
    you must wait at least 5
    5 contract years to elect
    another GMWB Step-Up.
• Rider effective dates on or
    after June 15, 2008: the
    remaining withdrawal benefit
    bases are not eligible for
    Step-Ups after the
    Investment Back remaining
    withdrawal benefit base
    reduces to zero, even if
    additional premium payments
    are made.
		• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with in force GMWB rider)
No. of Free Division Transfers/contract year	1	1

Appendix B – Investment Plus Variable Annuity     128
GMWB Exchange Offer

B. Annuitization	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same

D. Fees and Charges	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge*	1.25%	Maximum: 3.00% Current: 1.25%
Administration Charge* (on an annual basis)	Maximum: 0.15% Current: 0.15%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses**	Maximum Annual: 1.98% Minimum Annual: 0.24%	Maximum Annual: 0.60% Minimum Annual: 0.47%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.	Maximum Annual: 0.85%
Current Annual: 0.80%
	A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.	Not applicable
Target Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Plus Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
Not applicable Not applicable Not applicable
Maximum Annual: 2.00%
Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%
Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%
Current Annual: See the applicable GMWB Charges and Percentages Supplement***

*    Charges taken daily as a percentage of the average daily Separate Account division value.
**    For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
***    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement, is available at www.principal.com/LifeIncomeIIVAReport.
Appendix B – Investment Plus Variable Annuity     129
GMWB Exchange Offer

E. Transaction Charges	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Premium Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same
Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
GMWB Death Benefit
The GMWB death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract GMWB death benefit (standard death benefit if GMWB rider is not in force) or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector or Flexible Income Protector Plus) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for and select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
Once elected, the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date.
Appendix B – Investment Plus Variable Annuity     130
GMWB Exchange Offer

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 13. TAXES section of the new contract prospectus.
Appendix B – Investment Plus Variable Annuity     131
GMWB Exchange Offer

APPENDIX C — GMWB INVESTMENT OPTIONS
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment options your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:
•Diversified Balanced Managed Volatility Account;
•Diversified Growth Managed Volatility Account;
•Diversified Balanced Account;
•Diversified Growth Account; and
•Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus located here: www.principal.com/InvestPlusReport.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations .
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.
NOTE:    If you have the GMWB 1 rider and elect to Step-Up, you agree to select from the then current GMWB investment options.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option. You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.
Appendix B – Investment Plus Variable Annuity     132
GMWB Exchange Offer

GMWB Investment Options Underlying Funds
You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Global Investors, LLC ("PGI"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.
Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)
•GMWB Self-Build Model A;
•GMWB Self-Build Model B;
•GMWB Self-Build Model C;
•GMWB Self-Build Model D;
•Principal LifeTime 2010 Account;
•Principal LifeTime 2020 Account;
•Principal LifeTime 2030 Account;*
•Principal LifeTime Strategic Income Account;
•Strategic Asset Management Balanced Portfolio;
•Strategic Asset Management Conservative Balanced Portfolio; or
•Strategic Asset Management Flexible Income Portfolio.
*    Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.
For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, see 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations ; and (4) transfers under your Contract, see 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations .
GMWB Self-Build Models
GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.
Each of the GMWB Self-Build Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes and provides you limited ability to select the Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%
If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. The sum of the percentages that you allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division value.
Appendix C – GMWB Investment Options    133

You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract. We currently do not charge a fee for a transfer. If we start charging a fee in the future, we will not impose such fee on the quarterly Automatic Portfolio Rebalancing.
You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to you if you transfer out of a GMWB Model and wish to transfer back to that model.
In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial professional.
GMWB Select Models
GMWB Select Models are not available for Contracts issued on or after November 21, 2008.
Each of the GMWB Select Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%
If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate Account division value according to the allocation percentages shown in the chart above. In addition, you are directing us to automatically rebalance the Separate Account division value each calendar year to match the allocation percentages of your chosen GMWB Select Model.
Appendix C – GMWB Investment Options    134

APPENDIX D – Principal Income Builder 3 Examples (No Longer Available for Sale)
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 assume the following:
•the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•The For Life withdrawal benefit base prior to partial surrender = $100,000.
•“Single Life” For Life (4.75%) withdrawal benefit payment = $4,750, if withdrawals start prior to the owner attaining age 65.
•“Joint Life” For Life (4.25%) withdrawal benefit payment = $4,250, if withdrawals start prior to the spouse attaining age 65.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0475 = $5,082.50.
Example 2
In contract year one:
•no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•the owner makes a premium payment of $50,000.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.
•the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.0475 = $7,623.75.
Appendix C – GMWB Investment Options    135

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($100,000).
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0425 = $4,250).
Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0475 = $5,082.50.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($107,000).
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0425 = $4,547.50.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.25%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($107,000).
•The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0425 = $4,547.50)
Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$100,000 x 0.0475 = $4,750
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$110,000 x 0.0475 = $5,225
Examples 6 assumes the following:
•the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.
Appendix D – PIB 3 Examples    136

•initial premium payment = $100,000.
•The For Life withdrawal benefit base prior to partial surrender = $100,000.
•“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.
•“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.
Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0550 = $5,885.00.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($107,000).
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0400 = $4,280.00.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($107,000).
The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0400 = $4,280.00)
Examples With Excess Withdrawals
Examples 7-8 assume the following:
•the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.75%.
•the initial premium payment is $100,000
•the withdrawal benefit base prior to partial surrender = $100,000
• “Single Life” For Life (4.75%) withdrawal benefit payment = $4,750
•Withdrawal taken = $8,000
•excess amount under the For Life withdrawal option is $3,250

Appendix D – PIB 3 Examples    137

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $3,812.32. The new For Life withdrawal benefit base is $100,000 - $3,812.32 = $96,187.68.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,250 (the amount of the excess withdrawal); and
b = $3,812.32 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,250);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,750); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,187.68 x 0.0475 = $4,568.91.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $3,250 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,250 = $96,750.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,250 (the amount of the excess withdrawal); and
b = $3,087.89 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,250);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,750); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,750 x 0.0475 = $4,595.62
Appendix D – PIB 3 Examples    138

APPENDIX E – Principal Income Builder 10 Examples (No Longer Available for Sale)

These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 (without excess withdrawals) assume the following:
•the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit bases prior to partial surrender = $100,000.
•the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•Investment Back (7%) withdrawal benefit payment = $7,000.
•“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the owner attaining age 70.
•“Joint Life” For Life (4.50%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base(but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the For Life remaining withdrawal benefit base remains the same ($100,000); and
•the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
Appendix D – PIB 3 Examples    139

Example 2
In contract year one:
•no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•the owner makes a premium payment of $50,000.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the withdrawal benefit base remains the same ($100,000);
•the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).
•For Life:
•the For Life withdrawal benefit base remains the same ($100,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0450 = $4,500).
Appendix E - PIB 10 Examples    140

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the For Life remaining withdrawal benefit base remains the same ($100,000); and
•the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0450 = $4,725.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.50%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($95,500); and
•the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the For Life remaining withdrawal benefit base remains the same ($95,500); and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0450 = $4,725).
Appendix E - PIB 10 Examples    141

Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000
Example 6 (without excess withdrawals) assumes the following:
•the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit bases prior to partial surrender = $100,000.
•the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•Investment Back (7%) withdrawal benefit payment = $7,000.
•“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.
•“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.
Appendix E - PIB 10 Examples    142

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.0550 = $5,500.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the For Life remaining withdrawal benefit base remains the same ($100,000); and
•the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0550 = $5,775.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0400 = $4,200.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($96,000); and
•the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the For Life remaining withdrawal benefit base remains the same ($96,000); and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0400 = $4,200).
Appendix E - PIB 10 Examples    143

Examples With Excess Withdrawals
Excess withdrawal examples 7-8 assume the following:
•the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.
•the initial premium payment is $100,000
•the withdrawal benefit bases prior to partial surrender = $100,000
•the remaining withdrawal benefit bases prior to partial surrender = $100,000
•Investment Back (7%) withdrawal benefit payment = $7,000
•“Single Life” For Life (5%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Appendix E - PIB 10 Examples    144

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Appendix E - PIB 10 Examples    145

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Appendix E - PIB 10 Examples    146

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850
Appendix E - PIB 10 Examples    147

APPENDIX F – GMWB 2-SL/JL (NO LONGER AVAILABLE FOR SALE)
Appendix F is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until August 17, 2012 (or until four business weeks after Principal Income Builder was approved in your state).
For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or
•Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. If your rider application was signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your rider application was signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Overview of GMWB 2-SL/JL
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
Appendix E - PIB 10 Examples    148

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.
Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.
Additional death benefit. This rider also allows your eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
GMWB 2-SL/JL Rider Restrictions/Limitations
Once elected, this rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 7. CHARGES ). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options below).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change in this Appendix).
Factors To Consider Before You Buy The GMWB 2-SL/JL Rider
This rider may be appropriate if you:
•Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
•Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
•Want to protect against the risk of you or your spouse outliving your income.
This rider generally will not be appropriate if you:
•Do not intend to take any withdrawals from your Contract.
•Intend to allocate a significant portion of your Contract accumulated value to the Fixed or DCA Accounts.
•Have an aggressive growth investment objective.
•Anticipate you will take withdrawals prior to the oldest owner’s age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.
Appendix F – GMWB 2-SL/JL    149

Before you purchase this rider, you should carefully consider the following:
•The features of this rider may not be purchased separately. As a result, you may pay for rider features that you never use.
•Although this rider is designed to permit you to recover at least your premium payments, if you take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.
•The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your future income needs.
•The rider is not a guarantee that you will receive any return on your premium payments.
•The rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.
•The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.
•This rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you elect this rider.
•Once elected, you may not terminate this rider until the fifth Contract anniversary following the rider effective date.
You should review the terms of this rider carefully and work with your registered representative to decide if this rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
GMWB 2-SL/JL Terms
We use the following definitions to describe the features of this rider:
•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
•GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
•GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
•Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account Division value is invested in at the time of the new premium payments.
Appendix F – GMWB 2-SL/JL    150

The available GMWB investment options are:
•Diversified Growth Account; or
•Diversified Balanced Account; or
•Diversified Income Account.
For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract.
We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
•the rider effective date and
•each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this appendix for information about the negative effect of excess withdrawals.
Appendix F – GMWB 2-SL/JL    151

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
•the rider effective date,
•when a premium payment is made,
•when any applicable GMWB Bonus is credited,
•when a GMWB Step-Up is applied, and
•when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
•increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and
•decreased dollar-for-dollar for each withdrawal benefit payment taken; and
•decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.
Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the
a.    owner if there is only one owner;
b.    annuitant if the owner is not a natural person;
c.    youngest joint owner if there are joint owners; or
d.    youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
Appendix F – GMWB 2-SL/JL    152

To be eligible for “Joint Life” the covered lives must be
a.    the owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    the joint owners, provided the joint owners are each other’s spouse.
NOTE:    Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.
NOTE:    At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:
•“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%
•“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%
NOTE:    All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information.
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take
Appendix F – GMWB 2-SL/JL    153

the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.
Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1. Spousal continuation of this rider as described below in Spousal Continuation.
2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation, then
a. you may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b. you may remove a joint owner or primary beneficiary as a covered life.
c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner as a covered life.
b. you may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner or primary beneficiary as a covered life.
b. you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5. If you have previously elected to continue this rider as provided in Spousal Continuation, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
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Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.
Appendix F – GMWB 2-SL/JL    155

NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 72.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•your Contract may not have the Enhanced Death Benefit Rider;
•the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•you have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
Appendix F – GMWB 2-SL/JL    156

GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of
•The third Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:
1.    the Contract anniversary occurs before the later of
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     ten years after the rider effective date;
2.    you have not declined any increases in the rider charge; and
3.    you have not fully annuitized the Contract.
Appendix F – GMWB 2-SL/JL    157

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:
1.    the Contract anniversary occurs before the later of
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.    ten years after the rider effective date;
2.    you have not declined any increases in the rider charge;
3.    you have not fully annuitized the Contract; and
4.    the remaining withdrawal benefit base has not reduced to zero during the life of the rider.
NOTE:    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment options:
•You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL/JL Upon Death.
•You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Appendix F – GMWB 2-SL/JL    158

Effect of the Contract Accumulated Value Reaching Zero Under the Rider
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either
•the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or
•the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:
•    You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.
•    The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:
•If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.
•If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
•the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
•the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.
Appendix F – GMWB 2-SL/JL    159

GMWB 2-SL/JL Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit for an explanation of the Contract’s standard death benefit and payment options available for the Contract’s death benefit.
**    We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix F – GMWB 2-SL/JL    160

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Joint Life” For Life withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
Appendix F – GMWB 2-SL/JL    161

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*	We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider in this appendix for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*	The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.
Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:
•    The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•    The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•    The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
•      The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change in this appendix.
•    The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).
•    The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.
•    The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Appendix F – GMWB 2-SL/JL    162

Spousal Continuation of the Rider
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1.    the Contract accumulated value is greater than zero;
2.    there has not been a previous spousal continuation of the Contract and this rider; and
3.    your spouse is either
    a.    your primary beneficiary, if you were the sole owner; or
    b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix F – GMWB 2-SL/JL    163

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon the death of the first owner to die.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix F – GMWB 2-SL/JL    164

Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this appendix.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this appendix.

Appendix F – GMWB 2-SL/JL    165

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)
•Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.
•Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.
•Current annual charge for rider applications signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary is 0.75%.
•Current annual charge for rider applications signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary is 0.95%.
•Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	•Investment Back •For Life
Annual Withdrawal Limits
•Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•“Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•“Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•“Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	•You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary prior to age 80 or (b) 10 years after the rider effective date.
•A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•Year 1 — 7.00% of premium payments
•Year 2 — 6.00% of premium payments
•Year 3 — 5.00% of premium payments

Investment Restrictions	•You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

Appendix F – GMWB 2-SL/JL    166

EXAMPLES
These examples have been provided to assist you in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
•the client is age 62 and the client’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit bases prior to partial surrender = $100,000.
•the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•Investment Back (7%) withdrawal benefit payment = $7,000.
•“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.
•“Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:
•no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•the client makes a premium payment of $50,000.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.
Appendix F – GMWB 2-SL/JL    167

•For Life:
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
•the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.
Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the withdrawal benefit base remains the same ($100,000);
•the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).
•For Life:
•the For Life withdrawal benefit base remains the same ($100,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($107,000);
•the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).
•For Life:
•the For Life withdrawal benefit base remains the same ($107,000);
•the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.
Appendix F – GMWB 2-SL/JL    168

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($107,000);
•the Investment Back remaining withdrawal benefit base remains the same ($102,500); and
•the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).
•For Life:
•the For Life withdrawal benefit base remains the same ($107,000);
•the For Life remaining withdrawal benefit base remains the same ($102,500); and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).
Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
•the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.
•the initial premium payment is $100,000
•the withdrawal benefit bases prior to partial surrender = $100,000
•the remaining withdrawal benefit bases prior to partial surrender = $100,000
•Investment Back (7%) withdrawal benefit payment = $7,000
•“Single Life” For Life (5%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
Appendix F – GMWB 2-SL/JL    169

•excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
Appendix F – GMWB 2-SL/JL    170

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
Appendix F – GMWB 2-SL/JL    171

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Appendix F – GMWB 2-SL/JL    172

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.
Appendix F – GMWB 2-SL/JL    173

APPENDIX G — GMWB 2-SL (NO LONGER AVAILABLE FOR SALE)
GMWB 2-SL Rider – Investment Protector Plus 2
Appendix G is only applicable to Contract owners who purchased the GMWB 2-SL rider while it was available for sale. The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your state).
For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you decline the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. When there is a rider charge increase, you have the following options before the effective date of the change:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each Contract anniversary; or
•Decline the increased rider charge by sending us notice that you are opting out of the Step-Up feature of this rider and electing to remain at your current rider charge. Once you opt out of the Step-Up feature, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
We use certain defined terms in our description of the riders. For your convenience, we have included definitions of those terms in the GMWB Terms in this appendix.
GMWB Overview
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option (based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50% depending on the age at first withdrawal.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.
Appendix F – GMWB 2-SL/JL    174

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.
Maximum annual rider charge. This rider has a maximum annual rider charge (1.00% of the Investment Back withdrawal benefit base).
Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circumstances.
Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 7. CHARGES ). However, any withdrawals may have an impact on the value of your rider’s benefits.
Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDICES A and C). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB Terms
We use the following definitions to describe the features of a GMWB rider:
•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
•GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
•GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
•Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.
Appendix G – GMWB 2-SL    175

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX A. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial professional to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
•the rider effective date and
•each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
2. is the accumulated value on the Contract anniversary.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals in this appendix for information about the negative effect of excess withdrawals.
Appendix G – GMWB 2-SL    176

Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
•the rider effective date,
•when a premium payment is made,
•when any applicable GMWB Bonus is credited, and
•when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
•increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;
•decreased dollar-for-dollar for each withdrawal benefit payment taken; and
•decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.
Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.
Under this rider, For Life withdrawal benefit payments are “Single Life”. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life is the
a.    owner if there is only one owner;
b.    annuitant if the owner is not a natural person;
c.    youngest joint owner if there are joint owners; or
d.    youngest annuitant if there are joint annuitants and the owner is not a natural person.
“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Appendix G – GMWB 2-SL    177

Covered Life Change
Any ownership change (annuitant change if the owner is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner due to a spousal continuation of the rider.
Effect of Withdrawals
The rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 72.

Appendix G – GMWB 2-SL    178

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•your Contract may not have the Enhanced Death Benefit Rider;
•the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•you have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the rider effective date	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of
•The third Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.
Appendix G – GMWB 2-SL    179

GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you satisfy all of the following requirements:
1.    the Contract anniversary occurs before the later of
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.    ten years after the rider effective date;
2.    you have not declined any increases in the rider charge; and
3.    you have not fully annuitized the Contract.
Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you did not previously opt out of the GMWB Step-Up feature. If your spouse elects the special GMWB Step-Up, we will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider and your surviving spouse will be charged the then current rider charge. If your surviving spouse continues your Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment options:
•You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL Upon Death.
•You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
Appendix G – GMWB 2-SL    180

•the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Effect of the Contract Accumulated Value Reaching Zero under the Rider
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:
•If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.
•If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described below.
GMWB 2-SL Upon Death
When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

Appendix G – GMWB 2-SL    181

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•  receive the death benefit under the Contract*;
•  receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit for an explanation of the Contract’s standard death benefit and payment options available for the Contract’s death benefit.
**    We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.
Appendix G – GMWB 2-SL    182

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*     Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider above for more details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Appendix G – GMWB 2-SL    183

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur of
•the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•the date you fully annuitize, fully surrender or otherwise terminate the Contract.
•the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
•the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the GMWB 2-SL Rider.
•the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Spousal Continuation of the GMWB 2-SL Rider
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1.    the Contract accumulated value is greater than zero;
2.    the Contract and this rider have not been previously continued; and
3.    your Spouse is either
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
Appendix G – GMWB 2-SL    184

Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this appendix.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Appendix G – GMWB 2-SL    185

GMWB 2- SL Rider Summary

Name of Rider	GMWB 2 – SL (Single Life)
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 - SL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•Maximum annual charge is 1.00%.
•Current annual charge if you opt out of future GMWB Step-Ups after the Contract's 2010 anniversary is 0.75%.
•Current annual charge is you do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7% of the Investment Back withdrawal benefit base.
•    For Life — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    Single Life only
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    There are no restrictions on Step-Ups of the remaining withdrawal benefit base after reducing to zero.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    Only the Investment Back withdrawal option continues; the For Life withdrawal option terminates.

Appendix G – GMWB 2-SL    186

EXAMPLES
These examples have been provided to assist you in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-3)
The examples without excess withdrawals assume the following:
•the client is age 62 and the client’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit bases prior to partial surrender = $100,000.
•the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•Investment Back (7%) withdrawal benefit payment = $7,000.
•For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.
Example 1
In contract year one, no withdrawals are taken.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
Example 2
In contract year one:
•no withdrawals are taken.
•the client makes a premium payment of $50,000.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
•the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Appendix G – GMWB 2-SL    187

Example 3
In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000
Examples With Excess Withdrawals (Examples 4-5)
The excess withdrawal examples assume the following:
•the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the For Life withdrawal benefit payment percentage at 5%.
•the initial premium payment is $100,000
•the withdrawal benefit bases prior to partial surrender = $100,000
•the remaining withdrawal benefit bases prior to partial surrender = $100,000
•Investment Back (7%) withdrawal benefit payment = $7,000
•For Life (5%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Appendix G – GMWB 2-SL    188

Example 4
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Appendix G – GMWB 2-SL    189

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*    The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Appendix G – GMWB 2-SL    190

Example 5
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Appendix G – GMWB 2-SL    191

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix G – GMWB 2-SL    192

APPENDIX H — GMWB 1 (NO LONGER AVAILABLE FOR SALE)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix H is only applicable to Contract owners who purchased the GMWB 1 rider while it was available. The GMWB 1 Rider was available from March 1, 2005 until January 3, 2010.
For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you elect a GMWB Step-Up, you will be charged the then current rider charge.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Eligibility requirements for the GMWB 1 Rider are that the oldest owner (or oldest annuitant if the owner is not a natural person) must be younger than age 81.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 7. CHARGES ). However, any withdrawals may have an impact on the value of your rider’s benefits.
Appendix G – GMWB 2-SL    193

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDIX A). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.
GMWB 1 Terms
We use the following definitions to describe the features of this rider:

•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
•GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
•GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
•Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX A. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial professional to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.
Appendix H - GMWB 1    194

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
•the rider effective date; and
•each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is
•increased dollar-for-dollar by any additional premium payments made since the previous Contract anniversary and any GMWB Bonus credited since the previous Contract anniversary; and
• decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals in this appendix, for information about the negative effect that excess withdrawals have on the riders.
Withdrawal Benefit Payments
The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
•the rider effective date;
•when a premium payment is made;
•when any applicable GMWB Bonus is credited; and
•when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
•increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;
•decreased dollar-for-dollar for each withdrawal benefit payment taken; and
• decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals in this appendix for information about the negative effect that excess withdrawals have on the riders.
Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
Appendix H - GMWB 1    195

To help you better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 72.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•your Contract may not have the Enhanced Death Benefit Rider;
•the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•you have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess
Appendix H - GMWB 1    196

withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
GMWB Bonus
On each of the first five Contract anniversaries following the rider effective date, we will credit a bonus of 5% of premium payments as of the Contract anniversary (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided that you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is no longer available after the earlier of
•the fifth Contract anniversary following the rider effective date; or
•the date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
Beginning with the fifth Contract anniversary after the rider effective date, if your Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your Contract accumulated value on the most recent Contract anniversary.
To elect the GMWB Step-Up, you must notify us within 30 days after your fifth Contract anniversary following the rider effective date. If you do not elect to Step-Up at that time, you are eligible to take a GMWB Step-up election within the 30-day period following any subsequent Contract anniversary, based on the Contract accumulated value on that Contract anniversary. Once a GMWB Step-Up has occurred, you must wait five contract years to elect another Step-Up.
By electing a GMWB Step-Up, you agree to accept the then current rider charge. If you do not elect a GMWB Step-Up, the charge for this rider will not change. By electing a GMWB Step-Up you agree to select from the then current GMWB investment options.
If your surviving spouse continues your Contract with this rider attached (see Spousal Continuation of the GMWB 1 Rider), your surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special GMWB Step-Up and then current rider charge will be applied on the next Contract anniversary and a new five-year Step-Up period will begin. If your surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.
If your rider has an effective date on or after June 15, 2008, it will provide that if your Investment Back remaining withdrawal benefit base reduces to zero, your rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you make subsequent premium payments.
Appendix H - GMWB 1    197

Effect of the Contract Accumulated Value Reaching Zero Under the Rider
In the event that the Contract accumulated value reduces to zero, you must elect either
•the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or
•the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:
•If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.
If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.
•If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1. Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2. GMWB payment options:
•You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 1 Upon Death.
•You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Appendix H - GMWB 1    198

GMWB 1 Upon Death
When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit for an explanation of the Contract’s standard death benefit and payment options available for the Contract’s death benefit.
**    We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.
Appendix H - GMWB 1    199

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*    Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider above for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

Appendix H - GMWB 1    200

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*	The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the GMWB 1 Rider
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1.    the Contract accumulated value is greater than zero;
2.    the Contract and this rider have not been previously continued; and
3.    your spouse is either
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Appendix H - GMWB 1    201

If…	And…	Then…
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time we will terminate this rider upon the earliest to occur of
•the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•the date you fully annuitize, fully surrender or otherwise terminate the Contract.
•the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
•the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described above in Spousal Continuation of the GMWB 1 Rider.
•the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Appendix H - GMWB 1    202

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider	GMWB 1
Marketing Name	Investment Protector Plus Rider
Rider Issue Age	0 – 80
Rider Charge
•Current annual charge is 0.80% of the Investment Back remaining withdrawal benefit base for rider applications signed on or after February 16, 2009.
•Current annual charge is 0.60% of the Investment Back remaining withdrawal benefit base for rider applications signed before February 16, 2009.
•Maximum annual charge is 0.85% of the Investment Back remaining withdrawal benefit base.

Guaranteed Minimum Withdrawal Benefits	•Investment Back •For Life
Annual Withdrawal Limits	•Investment Back — 7% of the Investment Back withdrawal benefit base. •For Life — 5% of the For Life withdrawal benefit base
For Life Withdrawal Benefit Payments
•Single Life only
•Available the Contract anniversary following the date the oldest owner turns 59 ½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	•You may terminate this Rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•Optional GMWB Step-Up that you may elect beginning with the 5th Contract anniversary. Once you have elected a GMWB Step-Up, you must wait at least 5 contract years to elect another GMWB Step-Up.
•Rider effective dates on or after June 15, 2008: the remaining withdrawal benefit bases are not eligible for Step-Ups after the Investment Back remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	•If no withdrawals are taken, a GMWB Bonus of 5% is applied to the benefit bases each year on the Contract anniversary for the first 5 years.
Investment Restrictions	•You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.

EXAMPLES
These examples have been provided to assist you in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
•    the client is age 62.
•    initial premium payment = $100,000.
•    the withdrawal benefit bases prior to partial surrender = $100,000.
•    the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•    Investment Back (7%) withdrawal benefit payment = $7,000.
•    For Life (5%) withdrawal benefit payment = $5,000.
Example 1
In contract year one, no withdrawals are taken.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
Appendix H - GMWB 1    203

•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
Example 2
In contract year one:
•no withdrawals are taken.
•the client makes a premium payment of $50,000.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 = $7,500.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
•the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the client takes a withdrawal of $5,000.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($100,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).
•For Life:
•the For Life withdrawal benefit base remains the same ($100,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and
•the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 = $5,000).
Example 4
In contract year one, no withdrawals are taken.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
Appendix H - GMWB 1    204

•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the client takes a withdrawal of $5,000.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and
•the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).
In contract year three, no withdrawals are taken.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the For Life remaining withdrawal benefit base remains the same ($100,000); and
•the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).
Appendix H - GMWB 1    205

Example 5
In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000
Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
•the client is age 62
•the initial premium payment is $100,000
•the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000
•the remaining withdrawal benefit bases prior to withdrawal = $100,000
•Investment Back (7%) withdrawal benefit payment = $7,000
•For Life (5%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Appendix H - GMWB 1    206

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*    The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*    The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52
*    The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
Appendix H - GMWB 1    207

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*    The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
Appendix H - GMWB 1    208

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Appendix H - GMWB 1    209

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix H - GMWB 1    210

APPENDIX I - ENHANCED DEATH BENEFIT RIDER (NO LONGER AVAILABLE FOR SALE)
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.
The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
The Enhanced Death Benefit Rider provides you with the greater of the enhanced death benefit (described below) or the standard death benefit (see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit ).
Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary following the oldest owner’s 75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or c, where:
a = 1 minus 2 where:
1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and
2 = an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.
b = (1 plus 2) minus 3 where:
1 = the highest accumulated value on any Contract anniversary since the rider effective date;
2 = any premium payments received since that Contract anniversary; and
3 = an adjustment for each partial surrender and each partial annuitization made since that Contract anniversary.
c = the standard death benefit (see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit )
After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:
d = (1 plus 2) minus 3 where:
1 = the value from item a above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
e = (1 plus 2) minus 3 where:
1 = the value from item b above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
f = the standard death benefit.
The adjustment for each partial surrender or partial annuitization is (1 divided by 2) multiplied by 3, where:
1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;
2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and
3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.
NOTE:    For Contracts issued in New York and Washington — under this rider, if the original owner dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.
Appendix H - GMWB 1    211

When available, this rider can only be elected at the time the Contract is issued. You may terminate this rider at any time. Once this rider is terminated, it cannot be reinstated.
This rider terminates on the earliest of the following:
1. the date the Contract owner is changed; or
2. the death of the owner; or
3. the date the Contract terminates; or
4. after the Lock-In Date, the date the death benefit described in the Contract equals the enhanced death benefit under this rider; or
5. the date We receive your request to cancel it in our office.
EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT
For all examples, assume
Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner's age on issue date is 69 years
CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY (01/01/ 2009) (prior to the lock-in date)
Assume the following:
Accumulated value (AV) = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73
The enhanced death benefit is the greatest of a, b, and c below.
a.    $121,550.63 = [$100,000 x (1.05)4] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)
b.    $105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)
c.    Standard death benefit = $105,000 where the standard death benefit is the greater of
i.$105,000 = AV
ii.    $100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization taken since the Contract issue date)
The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.
Appendix I - Enhanced Death Benefit Rider    212

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a. $171,550.63 = $121,550.63 + $50,000 - $0

b. $155,000 = $105,000 + $50,000 - $0

c. Standard death benefit = $156,000 where the standard death benefit is the greater of

i.     $156,000 = AV

ii.     $150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY (01/01/2010) (and prior to the lock-in date)

Assume the following:

AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 74

The enhanced death benefit is the greatest of a, b, and c below.

a. $180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0

b. $159,000 = $159,000 + $0 - $0

c. Standard death benefit = $159,000 where the standard death benefit is the greater of

    i. $159,000 = AV

    ii. $150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

Appendix I - Enhanced Death Benefit Rider    213

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)

Assume the following:

AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of owner = 74

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a. $172,664.93 = $180,128.16 x [1.05 x (180/365)] + $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 - $11,904.74

b. $148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50

c. Standard death benefit = $145,000 where the standard death benefit is the greater of

i.$145,000 = AV

ii.   $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] = $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY (01/01/ 2012)(and lock-in date)

Assume the following:

AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 75

The enhanced death benefit is the greatest of a, b, and c below.

a. $177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0

b. $150,000 = $150,000 + $0 - $0

c. Standard death benefit = $150,000 where the standard death benefit is the greater of

i.$150,000 = AV

iii. $140,325.00 = $140,325.00 + $0 - $0

The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.
Appendix I - Enhanced Death Benefit Rider    214

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2012 - AFTER THE SIXTH CONTRACT ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN

Assume the following:

AV before premium payment made = $150,000
06/30/2012 premium payment = $5,000
AV after premium payment made = $155,000

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a.     $182,040.60 = $177,040.60 + $5,000 - $0

b.     $155,000 = $150,000 + $5,000 - $0

c.     Standard death benefit = $155,000 where the standard death benefit is the greater of
        i.     $155,000 = AV (after premium payment made)

        ii.     $145,325 = $140,325 + $5,000 - $0

The enhanced death benefit is $182,040.60

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY (01/ 01/2012) and AFTER LOCK-IN

Assume the following:

AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of owner = 76

Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.

a.    $182,040.60 = $182,040.60 + $0 - $0

b.    $155,000 = $155,000 + $0 - $0

c.    Standard death benefit = $160,000 where the standard death benefit is the greatest

    i. $160,000 = AV on seventh Contract anniversary

ii. $145,325 = $145,325 + $0 - $0

iii. $160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]

Appendix I - Enhanced Death Benefit Rider    215

The enhanced death benefit is $182,040.60.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-IN

Assume the following:

AV ON 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000

The enhanced death benefit after the surrender is the greatest of a, b, and c below.

a. $177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67

b. $150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50

c. Standard death benefit = $185,000 where the standard death benefit is the greatest of

        i. $185,000 = AV

        ii. $141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05

        iii. $155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00

The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER LOCK-IN

Assume the following:

AV prior to partial surrender = $110,000
Partial surrender - $10,000
AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.     $161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29

b.     $137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95

c. Standard death benefit = $141,630.51 where the standard death benefit is the greatest of
i.$100,000 = accumulated value
ii.$128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 - $12,862.62
iii.$141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49
The enhanced death benefit is $161,140.64.
Appendix I - Enhanced Death Benefit Rider    216

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL® INVESTMENT PLUS VARIABLE ANNUITY
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Statement of Additional Information

dated May 1, 2021

This Statement of Additional Information provides information about the Principal ® Investment Plus Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2021.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal® Investment Plus Variable Annuity
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	11
FINANCIAL STATEMENTS	A-1
APPENDIX A - Principal Life Insurance Company Separate Account B	A-1
APPENDIX B - Principal Life Insurance Company	B-1

2

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal® Investment Plus Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2020 received/retained	2019 received/retained	2018 received/retained
$11,441,980/$0	$10,135,758/$0	$10,443,907/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.
The Contract was not offered prior to March 1, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
3

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2020
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	-1.41%	-1.40%
with a surrender charge but without a Purchase Payment Credit Rider	-7.41%	-7.40%
without a surrender charge but with a Purchase Payment Credit Rider	-2.01%	-2.00%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2020 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	45.82%	22.33%	15.96%
AllianceBernstein Small/Mid Cap Value	05/02/2001	-4.09%	6.35%	7.26%
American Asset Allocation	08/01/1989	4.87%	8.60%	8.37%
American Blue Chip Income and Growth	07/05/2001	1.15%	8.87%	9.34%
American Century VP Capital Appreciation	11/20/1987	34.45%	16.15%	12.07%
American Century VP Inflation Protection	12/31/2002	2.01%	2.63%	1.91%
American Century VP Mid Cap Value	10/29/2004	-6.32%	7.21%	8.77%
American Century VP Ultra	05/01/2001	41.45%	20.74%	16.08%
American Funds Global Small Capitalization	04/30/1998	21.90%	12.44%	7.88%
American New World	06/17/1999	15.84%	11.34%	5.03%
BlackRock Global Allocation VI	02/28/1992	13.01%	7.18%	5.11%
BlackRock VIF 60/40 Target Allocation ETF VI	04/30/2014	6.74%	7.88%		5.32%
BNY Mellon IP Technology Growth	08/31/1999	61.19%	23.55%	15.75%
Columbia Limited Duration Credit	05/07/2010	-1.92%	1.97%	1.23%
Core Plus Bond	12/18/1987	2.01%	3.28%	3.02%
Delaware VIP Limited Term Diversified Income	05/01/2000	-3.36%	0.48%	0.39%
Delaware VIP Small Cap Value	05/01/2000	-9.56%	6.75%	6.90%
4

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Deutsche Small Mid Cap Value	05/01/1996	-8.50%	3.12%	5.10%
Diversified Balanced	12/30/2009	5.04%	6.92%	6.31%
Diversified Balanced Managed Volatility	10/31/2013	4.45%	6.51%		5.60%
Diversified Growth	12/30/2009	6.16%	8.23%	7.50%
Diversified Growth Managed Volatility	10/31/2013	5.46%	7.72%		6.58%
Diversified Income	05/15/2012	3.70%	5.52%		5.24%
Diversified International	05/02/1994	8.52%	6.78%	4.83%
EQ Advisors Trust 1290 VT Convertible Securities Portfolio	10/28/2013	31.12%	13.44%		10.20%
EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio	08/01/1988	1.68%	8.44%	8.29%
EQ Advisors Trust 1290 VT Micro Cap Portfolio	04/18/2014	42.08%	19.01%		13.99%
EQ Advisors Trust 1290 VT SmartBeta Equity Portfolio	10/28/2013	3.39%	9.47%		8.03%
EQ Advisors Trust 1290 VT Socially Responsible Portfolio	08/31/1999	12.24%	12.84%	12.16%
Equity Income	04/28/1998	-1.07%	10.85%	10.11%
Fidelity VIP Contrafund	01/03/1995	22.40%	13.91%	11.69%
Fidelity VIP Equity-Income	10/09/1986	-1.06%	8.43%	8.38%
Fidelity VIP Government Money Market	04/01/1982	-7.10%	-1.07%	-0.91%
Fidelity VIP Growth	10/09/1986	35.53%	19.02%	15.36%
Fidelity VIP Mid Cap	12/28/1998	10.20%	8.81%	7.72%
Fidelity VIP Overseas	01/28/1987	7.71%	7.00%	5.12%
Franklin Global Real Estate VIP	01/24/1989	-12.73%	1.68%	4.00%
Franklin Small Cap Value VIP	04/30/1998	-2.30%	8.79%	7.71%
Goldman Sachs VIT Mid Cap Value	05/01/1998	0.87%	8.00%	7.86%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	1.05%	9.25%	9.11%
Government & High Quality Bond	05/06/1993	-4.59%	0.74%	1.45%
Guggenheim Floating Rate Strategies	04/22/2013	-7.41%	1.68%		1.67%
Guggenheim Global Managed Futures Strategy	11/07/2008	-4.85%	-3.41%	-2.91%
Guggenheim Long Short Equity Fund	05/01/2002	-2.55%	0.16%	1.44%
Guggenheim Multi-Hedge Strategies	11/29/2005	-0.13%	-0.03%	0.93%
Guggenheim Rydex Commodities Strategy	09/30/2005	-29.82%	-4.81%	-11.54%
International Emerging Markets	10/24/2000	11.55%	9.29%	1.59%
Invesco Global Health Care	05/21/1997	6.84%	7.44%	11.50%
Invesco VI International Growth	05/05/1993	6.39%	6.83%	5.31%
Invesco VI Small Cap Equity	08/29/2003	19.45%	9.84%	8.64%
Invesco VI Value Opportunities	09/10/2001	-2.04%	7.13%	6.99%
Janus Henderson Flexible Bond	09/13/1993	2.69%	2.66%	2.71%
LargeCap Growth I	06/01/1994	28.28%	18.85%	15.30%
LargeCap S&P 500 Index	05/03/1999	10.41%	12.92%	11.99%
MFS New Discovery	05/01/1998	37.54%	20.67%	12.84%
MFS Utilities	01/03/1995	-1.87%	9.11%	7.44%
MFS Value	01/02/2002	-4.24%	7.87%	9.06%
MFS VIT International Value	08/23/2001	12.51%	10.44%	9.31%
MidCap	12/18/1987	10.66%	15.01%	14.28%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	31.74%	15.56%	12.12%
Neuberger Berman AMT Socially Responsive	02/18/1999	11.88%	11.06%	10.09%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	4.75%	8.22%		6.15%
Northern Lights TOPS Balanced ETF	07/22/2015	0.57%	5.09%		3.98%
Northern Lights TOPS Conservative ETF	07/22/2015	-0.83%	3.58%		2.81%
Northern Lights TOPS Growth ETF	07/22/2015	3.78%	8.09%		6.08%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	2.68%	6.75%		5.16%
PIMCO VIT All Asset	04/30/2003	0.49%	5.96%	3.21%
PIMCO VIT High Yield Portfolio	04/30/1998	-1.74%	5.22%	4.59%
PIMCO VIT Low Duration	03/31/2006	-4.56%	-0.12%	0.25%
5

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
PIMCO VIT Total Return	12/31/1997	1.13%	2.75%	2.51%
Principal Capital Appreciation	04/28/1998	11.04%	12.90%	11.72%
Principal LifeTime 2010	08/30/2004	3.83%	5.46%	4.97%
Principal LifeTime 2020	08/30/2004	5.29%	6.95%	6.29%
Principal LifeTime 2030	08/30/2004	7.27%	8.29%	7.21%
Principal LifeTime 2040	08/30/2004	8.47%	9.19%	7.99%
Principal LifeTime 2050	08/30/2004	9.04%	9.70%	8.31%
Principal LifeTime Strategic Income	08/30/2004	2.74%	4.51%	3.97%
Real Estate Securities	05/01/1998	-10.79%	5.02%	8.44%
SAM Balanced	06/03/1997	3.71%	7.32%	6.80%
SAM Conservative Balanced	04/23/1998	2.05%	5.77%	5.40%
SAM Conservative Growth	06/03/1997	5.36%	8.91%	8.07%
SAM Flexible Income	09/09/1997	-0.24%	4.69%	4.50%
SAM Strategic Growth	06/03/1997	7.77%	9.78%	8.90%
Short-Term Income	01/12/1994	-4.10%	0.69%	0.94%
SmallCap	05/01/1998	14.48%	10.96%	10.86%
T. Rowe Price Blue Chip Growth	12/29/2000	26.03%	17.23%	15.60%
T. Rowe Price Health Sciences	12/29/2000	21.45%	11.79%	18.23%
Templeton Global Bond VIP	01/24/1989	-12.69%	-1.49%	0.03%
VanEck VIP Global Hard Assets	05/01/2006	11.15%	3.93%	-5.17%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	51.82%	22.59%	15.96%
AllianceBernstein Small/Mid Cap Value	05/02/2001	1.91%	6.82%	7.26%
American Asset Allocation	08/01/1989	10.87%	9.03%	8.37%
American Blue Chip Income and Growth	07/05/2001	7.15%	9.29%	9.34%
American Century VP Capital Appreciation	11/20/1987	40.45%	16.48%	12.07%
American Century VP Inflation Protection	12/31/2002	8.01%	3.17%	1.91%
American Century VP Mid Cap Value	10/29/2004	-0.32%	7.66%	8.77%
American Century VP Ultra	05/01/2001	47.45%	21.02%	16.08%
American Funds Global Small Capitalization	04/30/1998	27.90%	12.81%	7.88%
American New World	06/17/1999	21.84%	11.73%	5.03%
BlackRock 60/40 Target Allocation ETF	04/30/2014	12.74%	8.32%		5.32%
BlackRock Global Allocation VI	02/28/1992	19.01%	7.63%	5.11%
BNY Mellon IP Technology Growth	08/31/1999	67.19%	23.81%	15.75%
Columbia Limited Duration Credit	05/07/2010	4.08%	2.52%	1.23%
Core Plus Bond	12/18/1987	8.01%	3.80%	3.02%
Delaware VIP Limited Term Diversified Income	05/01/2000	2.64%	1.06%	0.39%
Delaware VIP Small Cap Value	05/01/2000	-3.56%	7.21%	6.90%
Deutsche Small Mid Cap Value	05/01/1996	-2.50%	3.65%	5.10%
Diversified Balanced	12/30/2009	11.04%	7.37%	6.31%
Diversified Balanced Managed Volatility	10/31/2013	10.45%	6.97%		5.60%
Diversified Growth	12/30/2009	12.16%	8.66%	7.50%
Diversified Growth Managed Volatility	10/31/2013	11.46%	8.16%		6.58%
Diversified Income	05/15/2012	9.70%	6.00%		5.24%
Diversified International	05/02/1994	14.52%	7.23%	4.83%
EQ Advisors Trust 1290 VT Convertible Securities Portfolio	10/28/2013	37.12%	13.80%		10.20%
EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio	08/01/1988	7.68%	8.87%	8.29%
EQ Advisors Trust 1290 VT Micro Cap Portfolio	04/18/2014	48.08%	19.31%		13.99%
EQ Advisors Trust 1290 VT SmartBeta Equity Portfolio	10/28/2013	9.39%	9.88%		8.03%
6

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
EQ Advisors Trust 1290 VT Socially Responsible Portfolio	08/31/1999	18.24%	13.21%	12.16%
Equity Income	04/28/1998	4.93%	11.24%	10.11%
Fidelity VIP Contrafund	01/03/1995	28.40%	14.26%	11.69%
Fidelity VIP Equity-Income	10/09/1986	4.94%	8.86%	8.38%
Fidelity VIP Government Money Market	04/01/1982	-1.10%	-0.45%	-0.91%
Fidelity VIP Growth	10/09/1986	41.53%	19.32%	15.36%
Fidelity VIP Mid Cap	12/28/1998	16.20%	9.23%	7.72%
Fidelity VIP Overseas	01/28/1987	13.71%	7.46%	5.12%
Franklin Global Real Estate VIP	01/24/1989	-6.73%	2.23%	4.00%
Franklin Small Cap Value VIP	04/30/1998	3.70%	9.22%	7.71%
Goldman Sachs VIT Mid Cap Value	05/01/1998	6.87%	8.44%	7.86%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	7.05%	9.66%	9.11%
Government & High Quality Bond	05/06/1993	1.41%	1.31%	1.45%
Guggenheim Floating Rate Strategies	04/22/2013	-1.41%	2.23%		1.67%
Guggenheim Global Managed Futures Strategy	11/07/2008	1.15%	-2.73%	-2.91%
Guggenheim Long Short Equity Fund	05/01/2002	3.45%	0.75%	1.44%
Guggenheim Multi-Hedge Strategies	11/29/2005	5.87%	0.57%	0.93%
Guggenheim Rydex Commodities Strategy	09/30/2005	-23.82%	-4.09%	-11.54%
International Emerging Markets	10/24/2000	17.55%	9.71%	1.59%
Invesco Global Health Care	05/21/1997	12.84%	7.89%	11.50%
Invesco VI International Growth	05/05/1993	12.39%	7.28%	5.31%
Invesco VI Small Cap Equity	08/29/2003	25.45%	10.25%	8.64%
Invesco VI Value Opportunities	09/10/2001	3.96%	7.58%	6.99%
Janus Henderson Flexible Bond	09/13/1993	8.69%	3.19%	2.71%
LargeCap Growth I	06/01/1994	34.28%	19.15%	15.30%
LargeCap S&P 500 Index	05/03/1999	16.41%	13.28%	11.99%
MFS New Discovery	05/01/1998	43.54%	20.95%	12.84%
MFS Utilities	01/03/1995	4.13%	9.53%	7.44%
MFS Value	01/02/2002	1.76%	8.31%	9.06%
MFS VIT International Value	08/23/2001	18.51%	10.84%	9.31%
MidCap	12/18/1987	16.66%	15.35%	14.28%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	37.74%	15.89%	12.12%
Neuberger Berman AMT Socially Responsive	02/18/1999	17.88%	11.45%	10.09%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	10.75%	8.65%		6.43%
Northern Lights TOPS Balanced ETF	07/22/2015	6.57%	5.58%		4.28%
Northern Lights TOPS Conservative ETF	07/22/2015	5.17%	4.09%		3.14%
Northern Lights TOPS Growth ETF	07/22/2015	9.78%	8.52%		6.36%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	8.68%	7.21%		5.45%
PIMCO VIT All Asset	04/30/2003	6.49%	6.43%	3.21%
PIMCO VIT High Yield Portfolio	04/30/1998	4.26%	5.70%	4.59%
PIMCO VIT Low Duration	03/31/2006	1.44%	0.47%	0.25%
PIMCO VIT Total Return	12/31/1997	7.13%	3.28%	2.51%
Principal Capital Appreciation	04/28/1998	17.04%	13.27%	11.72%
Principal LifeTime 2010	08/30/2004	9.83%	5.94%	4.97%
Principal LifeTime 2020	08/30/2004	11.29%	7.40%	6.29%
Principal LifeTime 2030	08/30/2004	13.27%	8.72%	7.21%
Principal LifeTime 2040	08/30/2004	14.47%	9.61%	7.99%
Principal LifeTime 2050	08/30/2004	15.04%	10.11%	8.31%
Principal LifeTime Strategic Income	08/30/2004	8.74%	5.01%	3.97%
Real Estate Securities	05/01/1998	-4.79%	5.50%	8.44%
SAM Balanced	06/03/1997	9.71%	7.77%	6.80%
SAM Conservative Balanced	04/23/1998	8.05%	6.24%	5.40%
7

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
SAM Conservative Growth	06/03/1997	11.36%	9.33%	8.07%
SAM Flexible Income	09/09/1997	5.76%	5.18%	4.50%
SAM Strategic Growth	06/03/1997	13.77%	10.19%	8.90%
Short-Term Income	01/12/1994	1.90%	1.26%	0.94%
SmallCap	05/01/1998	20.48%	11.36%	10.86%
T. Rowe Price Blue Chip Growth	12/29/2000	32.03%	17.54%	15.60%
T. Rowe Price Health Sciences	12/29/2000	27.45%	12.17%	18.23%
Templeton Global Bond VIP	01/24/1989	-6.69%	-0.86%	0.03%
VanEck VIP Global Hard Assets	05/01/2006	17.15%	4.44%	-5.17%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	42.91%	21.50%	15.26%
AllianceBernstein Small/Mid Cap Value	05/02/2001	-6.70%	5.54%	6.62%
American Asset Allocation	08/01/1989	2.21%	7.79%	7.72%
American Blue Chip Income and Growth	07/05/2001	-1.49%	8.06%	8.68%
American Century VP Capital Appreciation	11/20/1987	31.61%	15.33%	11.40%
American Century VP Inflation Protection	12/31/2002	-0.64%	1.81%	1.30%
American Century VP Mid Cap Value	10/29/2004	-8.92%	6.40%	8.12%
American Century VP Ultra	05/01/2001	38.56%	19.91%	15.39%
American Funds Global Small Capitalization	04/30/1998	19.13%	11.63%	7.24%
American New World	06/17/1999	13.11%	10.53%	4.40%
BlackRock 60/40 Target Allocation ETF	04/30/2014	4.06%	7.07%		4.45%
BlackRock Global Allocation VI	02/28/1992	10.29%	6.37%	4.48%
BNY Mellon IP Technology Growth	08/31/1999	58.19%	22.72%	15.05%
Columbia Limited Duration Credit	05/07/2010	-4.54%	1.15%	0.62%
Core Plus Bond	12/18/1987	-0.64%	2.46%	2.41%
Delaware VIP Limited Term Diversified Income	05/01/2000	-5.97%	-0.34%	-0.22%
Delaware VIP Small Cap Value	05/01/2000	-12.14%	5.94%	6.26%
Deutsche Small Mid Cap Value	05/01/1996	-11.09%	2.31%	4.47%
Diversified Balanced	12/30/2009	2.38%	6.11%	5.67%
Diversified Balanced Managed Volatility	10/31/2013	1.79%	5.69%		4.86%
Diversified Growth	12/30/2009	3.49%	7.41%	6.85%
Diversified Growth Managed Volatility	10/31/2013	2.79%	6.91%		5.84%
Diversified Income	05/15/2012	1.04%	4.71%		4.61%
Diversified International	05/02/1994	5.84%	5.96%	4.20%
EQ Advisors Trust 1290 VT Convertible Securities Portfolio	10/28/2013	28.30%	12.43%		9.24%
EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio	08/01/1988	-0.96%	7.44%	7.42%
EQ Advisors Trust 1290 VT Micro Cap Portfolio	04/18/2014	39.20%	17.98%		12.95%
EQ Advisors Trust 1290 VT SmartBeta Equity Portfolio	10/28/2013	0.73%	8.47%		7.08%
EQ Advisors Trust 1290 VT Socially Responsible Portfolio	08/31/1999	9.53%	11.83%	11.25%
Equity Income	04/28/1998	-3.70%	10.03%	9.45%
Fidelity VIP Contrafund	01/03/1995	19.63%	13.09%	11.02%
Fidelity VIP Equity-Income	10/09/1986	-3.69%	7.61%	7.73%
Fidelity VIP Government Money Market	04/01/1982	-9.69%	-1.90%	-1.50%
Fidelity VIP Growth	10/09/1986	32.68%	18.20%	14.67%
Fidelity VIP Mid Cap	12/28/1998	7.51%	7.99%	7.08%
Fidelity VIP Overseas	01/28/1987	5.02%	6.19%	4.49%
Franklin Global Real Estate VIP	01/24/1989	-15.29%	0.86%	3.37%
8

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Franklin Small Cap Value VIP	04/30/1998	-4.92%	7.98%	7.06%
Goldman Sachs VIT Mid Cap Value	05/01/1998	-1.77%	7.19%	7.21%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	-1.59%	8.43%	8.46%
Government & High Quality Bond	05/06/1993	-7.20%	-0.08%	0.84%
Guggenheim Floating Rate Strategies	04/22/2013	-10.00%	0.86%		0.94%
Guggenheim Global Managed Futures Strategy	11/07/2008	-7.46%	-4.24%	-3.49%
Guggenheim Long Short Equity Fund	05/01/2002	-5.17%	-0.66%	0.83%
Guggenheim Multi-Hedge Strategies	11/29/2005	-2.76%	-0.85%	0.32%
Guggenheim Rydex Commodities Strategy	09/30/2005	-32.28%	-5.65%	-12.07%
International Emerging Markets	10/24/2000	8.85%	8.48%	0.98%
Invesco Global Health Care	05/21/1997	4.17%	6.63%	10.83%
Invesco VI International Growth	05/05/1993	3.71%	6.02%	4.68%
Invesco VI Small Cap Equity	08/29/2003	16.70%	9.03%	7.99%
Invesco VI Value Opportunities	09/10/2001	-4.66%	6.32%	6.35%
Janus Henderson Flexible Bond	09/13/1993	0.04%	1.84%	2.10%
LargeCap Growth I	06/01/1994	25.48%	18.03%	14.61%
LargeCap S&P 500 Index	05/03/1999	7.72%	12.10%	11.32%
MFS New Discovery	05/01/1998	34.68%	19.84%	12.17%
MFS Utilities	01/03/1995	-4.50%	8.30%	6.79%
MFS Value	01/02/2002	-6.85%	7.06%	8.41%
MFS VIT International Value	08/23/2001	9.80%	9.62%	8.65%
MidCap	12/18/1987	7.97%	14.19%	13.60%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	28.92%	14.74%	11.44%
Neuberger Berman AMT Socially Responsive	02/18/1999	9.17%	10.25%	9.43%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	2.09%	8.04%		5.91%
Northern Lights TOPS Balanced ETF	07/22/2015	-2.07%	4.15%		3.04%
Northern Lights TOPS Conservative ETF	07/22/2015	-3.46%	2.63%		1.88%
Northern Lights TOPS Growth ETF	07/22/2015	1.13%	7.14%		5.14%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	0.03%	5.81%		4.22%
PIMCO VIT All Asset	04/30/2003	-2.15%	5.14%	2.59%
PIMCO VIT High Yield Portfolio	04/30/1998	-4.36%	4.40%	3.97%
PIMCO VIT Low Duration	03/31/2006	-7.17%	-0.95%	-0.35%
PIMCO VIT Total Return	12/31/1997	-1.52%	1.93%	1.89%
Principal Capital Appreciation	04/28/1998	8.34%	12.09%	11.05%
Principal LifeTime 2010	08/30/2004	1.17%	4.65%	4.34%
Principal LifeTime 2020	08/30/2004	2.63%	6.14%	5.65%
Principal LifeTime 2030	08/30/2004	4.59%	7.48%	6.56%
Principal LifeTime 2040	08/30/2004	5.78%	8.38%	7.34%
Principal LifeTime 2050	08/30/2004	6.35%	8.88%	7.66%
Principal LifeTime Strategic Income	08/30/2004	0.09%	3.70%	3.35%
Real Estate Securities	05/01/1998	-13.36%	4.20%	7.79%
SAM Balanced	06/03/1997	1.05%	6.51%	6.16%
SAM Conservative Balanced	04/23/1998	-0.59%	4.96%	4.77%
SAM Conservative Growth	06/03/1997	2.69%	8.10%	7.42%
SAM Flexible Income	09/09/1997	-2.88%	3.87%	3.87%
SAM Strategic Growth	06/03/1997	5.09%	8.97%	8.25%
Short-Term Income	01/12/1994	-6.71%	-0.14%	0.33%
SmallCap	05/01/1998	11.75%	10.15%	10.19%
T. Rowe Price Blue Chip Growth	12/29/2000	23.24%	16.41%	14.91%
T. Rowe Price Health Sciences	12/29/2000	18.68%	10.97%	17.52%
Templeton Global Bond VIP	01/24/1989	-15.25%	-2.32%	-0.57%
VanEck VIP Global Hard Assets	05/01/2006	8.45%	3.11%	-5.74%
9

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	50.91%	21.86%	15.26%
AllianceBernstein Small/Mid Cap Value	05/02/2001	1.30%	6.18%	6.62%
American Asset Allocation	08/01/1989	10.21%	8.38%	7.72%
American Blue Chip Income and Growth	07/05/2001	6.51%	8.64%	8.68%
American Century VP Capital Appreciation	11/20/1987	39.61%	15.78%	11.40%
American Century VP Inflation Protection	12/31/2002	7.36%	2.55%	1.30%
American Century VP Mid Cap Value	10/29/2004	-0.92%	7.02%	8.12%
American Century VP Ultra	05/01/2001	46.56%	20.30%	15.39%
American Funds Global Small Capitalization	04/30/1998	27.13%	12.14%	7.24%
American New World	06/17/1999	21.11%	11.06%	4.40%
BlackRock 60/40 Target Allocation ETF	04/30/2014	12.06%	7.67%		0.0469
BlackRock Global Allocation VI	02/28/1992	18.29%	6.98%	4.48%
BNY Mellon IP Technology Growth	08/31/1999	66.19%	23.07%	15.05%
Columbia Limited Duration Credit	05/07/2010	3.46%	1.90%	0.62%
Core Plus Bond	12/18/1987	7.36%	3.18%	2.41%
Delaware VIP Limited Term Diversified Income	05/01/2000	2.03%	0.45%	-0.22%
Delaware VIP Small Cap Value	05/01/2000	-4.14%	6.56%	6.26%
Deutsche Small Mid Cap Value	05/01/1996	-3.09%	3.03%	4.47%
Diversified Balanced	12/30/2009	10.38%	6.73%	5.67%
Diversified Balanced Managed Volatility	10/31/2013	9.79%	6.33%		4.97%
Diversified Growth	12/30/2009	11.49%	8.01%	6.85%
Diversified Growth Managed Volatility	10/31/2013	10.79%	7.51%		5.94%
Diversified Income	05/15/2012	9.04%	5.37%		4.61%
Diversified International	05/02/1994	13.84%	6.59%	4.20%
EQ Advisors Trust 1290 VT Convertible Securities Portfolio	10/28/2013	36.30%	12.93%		9.33%
EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio	08/01/1988	7.04%	8.03%	7.42%
EQ Advisors Trust 1290 VT Micro Cap Portfolio	04/18/2014	47.20%	18.39%		13.09%
EQ Advisors Trust 1290 VT SmartBeta Equity Portfolio	10/28/2013	8.73%	9.04%		7.18%
EQ Advisors Trust 1290 VT Socially Responsible Portfolio	08/31/1999	17.53%	12.33%	11.25%
Equity Income	04/28/1998	4.30%	10.57%	9.45%
Fidelity VIP Contrafund	01/03/1995	27.63%	13.58%	11.02%
Fidelity VIP Equity-Income	10/09/1986	4.31%	8.20%	7.73%
Fidelity VIP Government Money Market	04/01/1982	-1.69%	-1.05%	-1.50%
Fidelity VIP Growth	10/09/1986	40.68%	18.60%	14.67%
Fidelity VIP Mid Cap	12/28/1998	15.51%	8.58%	7.08%
Fidelity VIP Overseas	01/28/1987	13.02%	6.81%	4.49%
Franklin Global Real Estate VIP	01/24/1989	-7.29%	1.62%	3.37%
Franklin Small Cap Value VIP	04/30/1998	3.08%	8.56%	7.06%
Goldman Sachs VIT Mid Cap Value	05/01/1998	6.23%	7.79%	7.21%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	6.41%	9.01%	8.46%
Government & High Quality Bond	05/06/1993	0.80%	0.71%	0.84%
Guggenheim Floating Rate Strategies	04/22/2013	-2.00%	1.62%		1.06%
Guggenheim Global Managed Futures Strategy	11/07/2008	0.54%	-3.31%	-3.49%
Guggenheim Long Short Equity Fund	05/01/2002	2.83%	0.15%	0.83%
Guggenheim Multi-Hedge Strategies	11/29/2005	5.24%	-0.04%	0.32%
Guggenheim Rydex Commodities Strategy	09/30/2005	-24.28%	-4.66%	-12.07%
International Emerging Markets	10/24/2000	16.85%	9.05%	0.98%
Invesco Global Health Care	05/21/1997	12.17%	7.24%	10.83%
Invesco VI International Growth	05/05/1993	11.71%	6.64%	4.68%
Invesco VI Small Cap Equity	08/29/2003	24.70%	9.59%	7.99%
Invesco VI Value Opportunities	09/10/2001	3.34%	6.94%	6.35%
Janus Henderson Flexible Bond	09/13/1993	8.04%	2.58%	2.10%
10

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
LargeCap Growth I	06/01/1994	33.48%	18.44%	14.61%
LargeCap S&P 500 Index	05/03/1999	15.72%	12.60%	11.32%
MFS New Discovery	05/01/1998	42.68%	20.23%	12.17%
MFS Utilities	01/03/1995	3.50%	8.88%	6.79%
MFS Value	01/02/2002	1.15%	7.66%	8.41%
MFS VIT International Value	08/23/2001	17.80%	10.17%	8.65%
MidCap	12/18/1987	15.97%	14.66%	13.60%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	36.92%	15.20%	11.44%
Neuberger Berman AMT Socially Responsive	02/18/1999	17.17%	10.79%	9.43%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	10.09%	8.62%		6.33%
Northern Lights TOPS Balanced ETF	07/22/2015	5.93%	4.82%		3.52%
Northern Lights TOPS Conservative ETF	07/22/2015	4.54%	3.34%		2.38%
Northern Lights TOPS Growth ETF	07/22/2015	9.13%	7.74%		5.58%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	8.03%	6.44%		4.68%
PIMCO VIT All Asset	04/30/2003	5.85%	5.79%	2.59%
PIMCO VIT High Yield Portfolio	04/30/1998	3.64%	5.07%	3.97%
PIMCO VIT Low Duration	03/31/2006	0.83%	-0.13%	-0.35%
PIMCO VIT Total Return	12/31/1997	6.48%	2.66%	1.89%
Principal Capital Appreciation	04/28/1998	16.34%	12.59%	11.05%
Principal LifeTime 2010	08/30/2004	9.17%	5.31%	4.34%
Principal LifeTime 2020	08/30/2004	10.63%	6.76%	5.65%
Principal LifeTime 2030	08/30/2004	12.59%	8.07%	6.56%
Principal LifeTime 2040	08/30/2004	13.78%	8.95%	7.34%
Principal LifeTime 2050	08/30/2004	14.35%	9.45%	7.66%
Principal LifeTime Strategic Income	08/30/2004	8.09%	4.38%	3.35%
Real Estate Securities	05/01/1998	-5.36%	4.87%	7.79%
SAM Balanced	06/03/1997	9.05%	7.12%	6.16%
SAM Conservative Balanced	04/23/1998	7.41%	5.61%	4.77%
SAM Conservative Growth	06/03/1997	10.69%	8.68%	7.42%
SAM Flexible Income	09/09/1997	5.12%	4.55%	3.87%
SAM Strategic Growth	06/03/1997	13.09%	9.53%	8.25%
Short-Term Income	01/12/1994	1.29%	0.66%	0.33%
SmallCap	05/01/1998	19.75%	10.69%	10.19%
T. Rowe Price Blue Chip Growth	12/29/2000	31.24%	16.84%	14.91%
T. Rowe Price Health Sciences	12/29/2000	26.68%	11.50%	17.52%
Templeton Global Bond VIP	01/24/1989	-7.25%	-1.45%	-0.57%
VanEck VIP Global Hard Assets	05/01/2006	16.45%	3.81%	-5.74%
TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.
11

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2020	$6,000	$12,000
2021	$6,000	$12,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2020 and 2021. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.
For individuals who are not active plan participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Modified Adjusted Gross Income is between $198,000 and $208,000 in 2021.

Deductibility of Traditional IRA Contributions for Active Plan Participants
Married Individuals (Filing Jointly)			Single/Head of Household Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2020	$104,000	$124,000	2020	$65,000	$75,000
2021	$105,000	$125,000	2021	$66,000	$76,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
    (1)    The lesser of maximum annual contribution or 100% of compensation, over
    (2)    The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full traditional IRA deduction contribution, unless the couple is separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following types of distributions: distributions due to death; distributions due to disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay deductible medical expenses; distributions for unemployed health insurance premiums; distributions for first-time home purchases (up to $10,000); distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims; qualified birth or adoption distributions (up to $5,000).
Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 72 (“Required Beginning Date”), and such distributions must be made over a period that does not exceed the uniform lifetime distribution period or in certain instances under the joint life and last survivor period established by the IRS.
Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon their status at the time of death. An eligible designated beneficiary must direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority, (4) disabled, or chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options.
12

A non-eligible individual designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status upon reaching majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
If, Owner had not reached his or her Required Beginning Date and there is no designated beneficiary or Owner’s beneficiary is not an individual, the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, distributions must continue at least as rapidly as under the method in effect at the date of death. A penalty tax of 50% will be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions . Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $58,000 for 2021.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2020	$19,500	$6,500
2021	$19,500	$6,500

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
13

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2021.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $13,500 limit in 2021) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2021, an individual under age 50 defers the maximum of $13,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $6,000 ($19,500 - $13,500) to the 401(k) plan for 2021.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2020	$13,500	$3,000	$19,500
2021	$13,500	$3,000	$19,500
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2020	$6,000	$1,000
2021	$6,000	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2020 and 2021.
For 2021, the maximum contribution is phased out for single taxpayers with adjusted gross income between $125,000 and $140,000 and for joint filers with adjusted gross income between $198,000 and $208,000 (see chart below).

Modified Adjusted Gross Income Limits - 2021
Single/Head of Household	Married Filing Joint	ROTH IRA Contribution
< $125,000	< $198,000	Full Contribution
> $125,000 but < $140,000	> $198,000 but < $208,000	Partial Contribution*
> $140,000	> $208,000	No Contribution
*    Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.
14

A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
15

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company Separate Account B Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 1, 2021

Appendix:

Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Global Opportunity Portfolio Class III Division (1)
American Century VP Capital Appreciation Class I Division
American Century VP Income & Growth Class I Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Bond Class 2 Division
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock 60/40 Target Allocation Class III Division
BlackRock Advantage U.S. Total Market Class III Division
BlackRock Global Allocation Class III Division
BNY Mellon IP MidCap Stock Service Shares Division
BNY Mellon IP Technology Growth Service Shares Division
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Portfolio Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division
Delaware Limited Term Diversified Income Service Class Division
Delaware Small Cap Value Service Class Division
Diversified Balanced Class 1 Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Balanced Volatility Control Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Growth Volatility Control Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division
DWS Alternative Asset Allocation Class B Division
DWS Equity 500 Index Class B2 Division
DWS Small Mid Cap Value Class B Division	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Equity Income Class 1 Division
Equity Income Class 2 Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Initial Class Division
Fidelity VIP Government Money Market Service Class 2 Division
Fidelity VIP Growth Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division
Franklin Global Real Estate VIP Class 2 Division
Franklin Income VIP Class 4 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Health Care Series I Division
Invesco Health Care Series II Division
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Oppenheimer Main Street Small Cap Series II Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Invesco Value Opportunities Series I Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
MFS International Intrinsic Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Sustainable Equity Class I Division
Neuberger Berman AMT Sustainable Equity Class S Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy Class M Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division

PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
TOPS Aggressive Growth ETF Portfolio Investor Class Division
TOPS Balanced ETF Portfolio Investor Class Division
TOPS Conservative ETF Portfolio Investor Class Division
TOPS Growth ETF Portfolio Investor Class Division
TOPS Moderate Growth ETF Portfolio Investor Class Division
VanEck Global Hard Assets Class S Division
EQ Convertible Securities Class IB Division
EQ GAMCO Small Company Value Class IB Division
EQ Micro Cap Class IB Division
EQ SmartBeta Equity Class IB Division
EQ Socially Responsible Class IB Division
Fidelity VIP Freedom 2020 Service Class 2 Division
Fidelity VIP Freedom 2030 Service Class 2 Division
Fidelity VIP Freedom 2040 Service Class 2 Division
Fidelity VIP Freedom 2050 Service Class 2 Division
Franklin U.S. Government Fund Class 2 Division
Janus Henderson Global Technology and Innovation Service Shares Division (2)	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 7, 2019 (commencement of operations) through December 31, 2019
Invesco Oppenheimer Discovery Mid Cap Growth Series I Division	For the period from April 30, 2020 (commencement of operations) through December 31, 2020

MidCap Class 2 Division	For the period from June 8, 2020 (commencement of operations) through December 31, 2020
(1)Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(2)Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at fair value	$5,354,127	$4,034,059	$746,528	$1,923,603
Total assets	5,354,127	4,034,059	746,528	1,923,603
Total liabilities	—	—	—	—
Net assets	$5,354,127	$4,034,059	$746,528	$1,923,603

Net assets
Applicable to accumulation units	$5,354,127	$4,034,059	$746,528	$1,923,603
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,354,127	$4,034,059	$746,528	$1,923,603

Investments in shares of mutual funds, at cost	$3,249,641	$4,337,019	$677,886	$1,367,444

Shares of mutual funds owned	186,166	231,976	50,957	99,824

Accumulation units outstanding	76,980	255,696	55,465	82,588
Annuitized units outstanding	—	—	—	—
Total units outstanding	76,980	255,696	55,465	82,588

Statements of Operations
Year ended December 31, 2020
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Net investment income (loss)
Investment income:
Dividends	$—	$39,765	$77,620	$—

Expenses:
Mortality and expense risks	56,544	46,392	4,251	20,966
Administrative charges	6,786	5,439	919	2,516
Separate account rider charges	332	3,098	—	—
Net investment income (loss)	(63,662)	(15,164)	72,450	(23,482)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	543,884	(286,663)	(591)	57,548
Capital gains distributions	299,909	182,020	10,987	188,397
Total realized gains (losses) on investments	843,793	(104,643)	10,396	245,945

Change in net unrealized appreciation (depreciation)
of investments	1,209,132	53,716	(6,599)	362,525

Net gains (losses) on investments	1,989,263	(66,091)	76,247	584,988

Net increase (decrease) in net assets resulting from operations	$1,989,263	$(66,091)	$76,247	$584,988

(1) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$10,099,066	$34,239,493	$7,961,152	$4,749,455
Total assets	10,099,066	34,239,493	7,961,152	4,749,455
Total liabilities	—	—	—	—
Net assets	$10,099,066	$34,239,493	$7,961,152	$4,749,455

Net assets
Applicable to accumulation units	$10,099,066	$34,239,493	$7,961,152	$4,749,455
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$10,099,066	$34,239,493	$7,961,152	$4,749,455

Investments in shares of mutual funds, at cost	$8,601,453	$31,751,516	$7,571,749	$3,123,220

Shares of mutual funds owned	982,399	3,087,420	387,027	172,833

Accumulation units outstanding	366,965	2,369,843	297,808	109,716
Annuitized units outstanding	—	—	—	—
Total units outstanding	366,965	2,369,843	297,808	109,716

Statements of Operations
Year ended December 31, 2020
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$178,545	$420,213	$124,805	$—

Expenses:
Mortality and expense risks	104,417	387,699	94,310	49,515
Administrative charges	3,328	46,706	10,765	1,981
Separate account rider charges	—	170	4,157	—
Net investment income (loss)	70,800	(14,362)	15,573	(51,496)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	340,659	(94,748)	(58,688)	449,576
Capital gains distributions	463,500	—	—	358,158
Total realized gains (losses) on investments	804,159	(94,748)	(58,688)	807,734

Change in net unrealized appreciation (depreciation)
of investments	58,672	2,395,285	(67,152)	845,013

Net gains (losses) on investments	933,631	2,286,175	(110,267)	1,601,251

Net increase (decrease) in net assets resulting from operations	$933,631	$2,286,175	$(110,267)	$1,601,251

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$28,314,877	$13,252,130	$2,678,926	$10,078,486
Total assets	28,314,877	13,252,130	2,678,926	10,078,486
Total liabilities	—	—	—	—
Net assets	$28,314,877	$13,252,130	$2,678,926	$10,078,486

Net assets
Applicable to accumulation units	$28,314,877	$13,252,130	$2,678,926	$10,078,486
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$28,314,877	$13,252,130	$2,678,926	$10,078,486

Investments in shares of mutual funds, at cost	$17,492,209	$8,877,600	$2,330,366	$8,904,104

Shares of mutual funds owned	1,058,500	1,184,283	102,210	386,742

Accumulation units outstanding	566,283	509,027	177,881	768,977
Annuitized units outstanding	—	—	—	—
Total units outstanding	566,283	509,027	177,881	768,977

Statements of Operations
Year ended December 31, 2020
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$—	$261,119	$41,139	$130,074

Expenses:
Mortality and expense risks	331,687	144,375	31,506	61,046
Administrative charges	39,807	6,918	3,515	12,733
Separate account rider charges	3,902	—	5,555	—
Net investment income (loss)	(375,396)	109,826	563	56,295

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,937,155	694,456	9,255	(1,737)
Capital gains distributions	2,654,827	303,136	11,616	39,943
Total realized gains (losses) on investments	5,591,982	997,592	20,871	38,206

Change in net unrealized appreciation (depreciation)
of investments	5,060,975	(1,180,404)	214,903	861,657

Net gains (losses) on investments	10,277,561	(72,986)	236,337	956,158

Net increase (decrease) in net assets resulting from operations	$10,277,561	$(72,986)	$236,337	$956,158

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$3,562,772	$8,605,824	$1,930,181	$2,381,994
Total assets	3,562,772	8,605,824	1,930,181	2,381,994
Total liabilities	—	—	—	—
Net assets	$3,562,772	$8,605,824	$1,930,181	$2,381,994

Net assets
Applicable to accumulation units	$3,562,772	$8,605,824	$1,930,181	$2,381,994
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,562,772	$8,605,824	$1,930,181	$2,381,994

Investments in shares of mutual funds, at cost	$3,360,415	$7,945,344	$1,422,128	$1,851,250

Shares of mutual funds owned	251,786	612,079	61,159	75,213

Accumulation units outstanding	240,562	684,293	115,624	155,897
Annuitized units outstanding	—	—	—	—
Total units outstanding	240,562	684,293	115,624	155,897

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$54,877	$116,036	$2,537	$1,936

Expenses:
Mortality and expense risks	38,613	50,346	19,228	11,449
Administrative charges	4,026	10,325	1,816	2,417
Separate account rider charges	4,889	—	849	—
Net investment income (loss)	7,349	55,365	(19,356)	(11,930)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(126,067)	(189,601)	39,750	(4,885)
Capital gains distributions	36,886	82,982	94,702	93,554
Total realized gains (losses) on investments	(89,181)	(106,619)	134,452	88,669

Change in net unrealized appreciation (depreciation)
of investments	277,225	638,296	309,690	401,380

Net gains (losses) on investments	195,393	587,042	424,786	478,119

Net increase (decrease) in net assets resulting from operations	$195,393	$587,042	$424,786	$478,119

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,308,880	$4,548,547	$3,934,101	$287,017
Total assets	1,308,880	4,548,547	3,934,101	287,017
Total liabilities	—	—	—	—
Net assets	$1,308,880	$4,548,547	$3,934,101	$287,017

Net assets
Applicable to accumulation units	$1,308,880	$4,548,547	$3,934,101	$287,017
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,308,880	$4,548,547	$3,934,101	$287,017

Investments in shares of mutual funds, at cost	$1,357,562	$4,343,960	$3,136,710	$273,106

Shares of mutual funds owned	136,200	338,182	229,930	26,116

Accumulation units outstanding	105,566	377,179	241,002	25,767
Annuitized units outstanding	—	—	—	—
Total units outstanding	105,566	377,179	241,002	25,767

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net investment income (loss)
Investment income:
Dividends	$102,481	$40,912	$23,012	$3,091

Expenses:
Mortality and expense risks	14,442	21,137	21,099	1,922
Administrative charges	578	4,388	4,371	380
Separate account rider charges	—	—	—	—
Net investment income (loss)	87,461	15,387	(2,458)	789

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(20,913)	(21,676)	108,534	(2,481)
Capital gains distributions	—	106,540	143,092	2,105
Total realized gains (losses) on investments	(20,913)	84,864	251,626	(376)

Change in net unrealized appreciation (depreciation)
of investments	745	110,394	656,187	5,663

Net gains (losses) on investments	67,293	210,645	905,355	6,076

Net increase (decrease) in net assets resulting from operations	$67,293	$210,645	$905,355	$6,076

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Assets
Investments in shares of mutual funds, at fair value	$2,113,167	$3,683,827	$1,574,772	$1,853,602
Total assets	2,113,167	3,683,827	1,574,772	1,853,602
Total liabilities	—	—	—	—
Net assets	$2,113,167	$3,683,827	$1,574,772	$1,853,602

Net assets
Applicable to accumulation units	$2,113,167	$3,683,827	$1,574,772	$1,853,602
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,113,167	$3,683,827	$1,574,772	$1,853,602

Investments in shares of mutual funds, at cost	$1,626,132	$2,826,610	$1,364,898	$1,841,799

Shares of mutual funds owned	67,621	118,680	115,368	105,920

Accumulation units outstanding	136,917	266,160	119,284	124,386
Annuitized units outstanding	—	—	—	—
Total units outstanding	136,917	266,160	119,284	124,386

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Net investment income (loss)
Investment income:
Dividends	$1,262	$965	$20,562	$24,280

Expenses:
Mortality and expense risks	21,310	18,982	8,036	8,665
Administrative charges	2,089	3,920	1,661	1,748
Separate account rider charges	463	—	304	—
Net investment income (loss)	(22,600)	(21,937)	10,561	13,867

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	35,448	(3,731)	25,771	(57,011)
Capital gains distributions	18,618	27,015	2,365	155,810
Total realized gains (losses) on investments	54,066	23,284	28,136	98,799

Change in net unrealized appreciation (depreciation)
of investments	329,663	649,385	151,377	113,119

Net gains (losses) on investments	361,129	650,732	190,074	225,785

Net increase (decrease) in net assets resulting from operations	$361,129	$650,732	$190,074	$225,785

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$2,355,927	$664,143	$12,757,700	$2,092,599
Total assets	2,355,927	664,143	12,757,700	2,092,599
Total liabilities	—	—	—	—
Net assets	$2,355,927	$664,143	$12,757,700	$2,092,599

Net assets
Applicable to accumulation units	$2,355,927	$664,143	$12,757,700	$2,092,599
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,355,927	$664,143	$12,757,700	$2,092,599

Investments in shares of mutual funds, at cost	$2,091,942	$600,951	$7,994,579	$1,851,775

Shares of mutual funds owned	144,624	33,475	375,779	22,357

Accumulation units outstanding	178,003	57,345	187,570	190,066
Annuitized units outstanding	—	—	—	—
Total units outstanding	178,003	57,345	187,570	190,066

Statements of Operations
Year ended December 31, 2020
	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$26,942	$2,635	$6,861	$56,506

Expenses:
Mortality and expense risks	19,701	4,106	128,641	9,511
Administrative charges	2,941	783	15,439	2,274
Separate account rider charges	1,515	—	5,311	—
Net investment income (loss)	2,785	(2,254)	(142,530)	44,721

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,553	(34,631)	1,026,629	(34,595)
Capital gains distributions	128,810	—	1,097,936	—
Total realized gains (losses) on investments	146,363	(34,631)	2,124,565	(34,595)

Change in net unrealized appreciation (depreciation)
of investments	174,354	92,186	3,469,118	194,705

Net gains (losses) on investments	323,502	55,301	5,451,153	204,831

Net increase (decrease) in net assets resulting from operations	$323,502	$55,301	$5,451,153	$204,831

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Assets
Investments in shares of mutual funds, at fair value	$3,584,487	$3,974,448	$6,061,649	$3,566,369
Total assets	3,584,487	3,974,448	6,061,649	3,566,369
Total liabilities	—	—	—	—
Net assets	$3,584,487	$3,974,448	$6,061,649	$3,566,369

Net assets
Applicable to accumulation units	$3,584,487	$3,974,448	$6,061,649	$3,566,369
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,584,487	$3,974,448	$6,061,649	$3,566,369

Investments in shares of mutual funds, at cost	$3,558,620	$3,379,651	$5,313,549	$2,942,555

Shares of mutual funds owned	62,699	44,377	50,092	103,493

Accumulation units outstanding	310,448	296,984	461,991	199,246
Annuitized units outstanding	—	—	—	—
Total units outstanding	310,448	296,984	461,991	199,246

Statements of Operations
Year ended December 31, 2020
	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Net investment income (loss)
Investment income:
Dividends	$73,343	$33,571	$61,991	$—

Expenses:
Mortality and expense risks	14,411	19,986	34,526	15,769
Administrative charges	3,474	4,274	6,948	3,462
Separate account rider charges	—	—	—	—
Net investment income (loss)	55,458	9,311	20,517	(19,231)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	18,749	(124,303)	(110,689)	3,098
Capital gains distributions	—	187,744	181,924	247,000
Total realized gains (losses) on investments	18,749	63,441	71,235	250,098

Change in net unrealized appreciation (depreciation)
of investments	32,384	631,363	713,572	668,132

Net gains (losses) on investments	106,591	704,115	805,324	898,999

Net increase (decrease) in net assets resulting from operations	$106,591	$704,115	$805,324	$898,999

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$3,665,703	$1,277,491	$122,021,480	$1,198,166
Total assets	3,665,703	1,277,491	122,021,480	1,198,166
Total liabilities	—	—	—	—
Net assets	$3,665,703	$1,277,491	$122,021,480	$1,198,166

Net assets
Applicable to accumulation units	$3,665,703	$1,277,491	$122,021,480	$1,198,166
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,665,703	$1,277,491	$122,021,480	$1,198,166

Investments in shares of mutual funds, at cost	$3,624,363	$1,181,433	$113,822,031	$1,181,546

Shares of mutual funds owned	366,204	79,545	10,042,920	119,816

Accumulation units outstanding	331,229	111,575	5,323,369	113,076
Annuitized units outstanding	—	—	—	—
Total units outstanding	331,229	111,575	5,323,369	113,076

Statements of Operations
Year ended December 31, 2020
	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Net investment income (loss)
Investment income:
Dividends	$34,656	$3,314	$4,213,070	$10,904

Expenses:
Mortality and expense risks	14,242	7,272	1,411,527	7,322
Administrative charges	2,162	1,428	117,145	926
Separate account rider charges	97	—	25,046	87
Net investment income (loss)	18,155	(5,386)	2,659,352	2,569

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,045	(81,202)	1,391,012	2,970
Capital gains distributions	—	42,569	—	—
Total realized gains (losses) on investments	3,045	(38,633)	1,391,012	2,970

Change in net unrealized appreciation (depreciation)
of investments	31,540	165,981	4,884,040	14,984

Net gains (losses) on investments	52,740	121,962	8,934,404	20,523

Net increase (decrease) in net assets resulting from operations	$52,740	$121,962	$8,934,404	$20,523

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,264,323	$23,344,438	$979,709,272	$185,111,899
Total assets	2,264,323	23,344,438	979,709,272	185,111,899
Total liabilities	—	—	—	—
Net assets	$2,264,323	$23,344,438	$979,709,272	$185,111,899

Net assets
Applicable to accumulation units	$2,264,323	$23,344,438	$979,709,272	$185,111,899
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,264,323	$23,344,438	$979,709,272	$185,111,899

Investments in shares of mutual funds, at cost	$2,404,554	$20,778,159	$785,763,748	$154,951,169

Shares of mutual funds owned	66,637	1,327,897	55,633,689	13,561,311

Accumulation units outstanding	146,639	1,771,177	49,272,855	12,732,693
Annuitized units outstanding	—	—	—	—
Total units outstanding	146,639	1,771,177	49,272,855	12,732,693

Statements of Operations
Year ended December 31, 2020
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$20,265	$531,180	$19,488,241	$3,258,357

Expenses:
Mortality and expense risks	24,412	271,362	11,798,745	2,150,245
Administrative charges	2,653	10,339	1,416,015	259,674
Separate account rider charges	1,527	—	298,230	65,426
Net investment income (loss)	(8,327)	249,479	5,975,251	783,012

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(149,592)	339,106	34,745,478	3,142,667
Capital gains distributions	115,541	788,024	32,600,093	6,555,519
Total realized gains (losses) on investments	(34,051)	1,127,130	67,345,571	9,698,186

Change in net unrealized appreciation (depreciation)
of investments	(93,627)	1,122,595	24,377,874	6,867,915

Net gains (losses) on investments	(136,005)	2,499,204	97,698,696	17,349,113

Net increase (decrease) in net assets resulting from operations	$(136,005)	$2,499,204	$97,698,696	$17,349,113

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197
Total assets	184,530,132	3,852,815,540	378,169,396	995,441,197
Total liabilities	—	—	—	—
Net assets	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

Net assets
Applicable to accumulation units	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

Investments in shares of mutual funds, at cost	$165,067,128	$2,903,458,075	$305,492,654	$876,985,351

Shares of mutual funds owned	14,881,462	191,206,726	26,390,049	78,504,826

Accumulation units outstanding	14,823,180	172,151,267	24,557,963	77,836,265
Annuitized units outstanding	—	—	—	—
Total units outstanding	14,823,180	172,151,267	24,557,963	77,836,265

Statements of Operations
Year ended December 31, 2020
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,520,526	$69,979,757	$6,245,076	$13,064,061

Expenses:
Mortality and expense risks	2,007,709	45,227,001	4,297,280	10,574,120
Administrative charges	240,953	5,427,874	522,876	1,269,042
Separate account rider charges	—	777,556	131,859	—
Net investment income (loss)	271,864	18,547,326	1,293,061	1,220,899

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	755,696	143,182,619	6,631,743	1,943,961
Capital gains distributions	1,966,427	120,848,424	16,167,753	13,740,164
Total realized gains (losses) on investments	2,722,123	264,031,043	22,799,496	15,684,125

Change in net unrealized appreciation (depreciation)
of investments	9,487,684	136,168,133	15,208,696	54,505,944

Net gains (losses) on investments	12,481,671	418,746,502	39,301,253	71,410,968

Net increase (decrease) in net assets resulting from operations	$12,481,671	$418,746,502	$39,301,253	$71,410,968

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Assets
Investments in shares of mutual funds, at fair value	$323,480,598	$104,698,731	$48,920	$2,860,509
Total assets	323,480,598	104,698,731	48,920	2,860,509
Total liabilities	—	—	—	—
Net assets	$323,480,598	$104,698,731	$48,920	$2,860,509

Net assets
Applicable to accumulation units	$323,480,598	$104,698,731	$48,920	$2,860,509
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$323,480,598	$104,698,731	$48,920	$2,860,509

Investments in shares of mutual funds, at cost	$285,545,073	$75,367,902	$46,043	$2,310,264

Shares of mutual funds owned	21,827,301	5,891,882	3,576	114,512

Accumulation units outstanding	21,807,381	3,407,254	4,666	171,287
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,807,381	3,407,254	4,666	171,287

Statements of Operations
Year ended December 31, 2020
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net investment income (loss)
Investment income:
Dividends	$5,720,398	$2,481,197	$1,056	$31,481

Expenses:
Mortality and expense risks	3,641,156	1,130,220	504	22,456
Administrative charges	436,990	73,123	66	3,697
Separate account rider charges	51,033	3,777	—	—
Net investment income (loss)	1,591,219	1,274,077	486	5,328

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,064,222	4,062,681	(131)	14,919
Capital gains distributions	5,078,896	—	—	139,801
Total realized gains (losses) on investments	12,143,118	4,062,681	(131)	154,720

Change in net unrealized appreciation (depreciation)
of investments	14,193,257	7,882,935	1,560	245,783

Net gains (losses) on investments	27,927,594	13,219,693	1,915	405,831

Net increase (decrease) in net assets resulting from operations	$27,927,594	$13,219,693	$1,915	$405,831

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Assets
Investments in shares of mutual funds, at fair value	$1,307,186	$180,811	$130,971	$92,943
Total assets	1,307,186	180,811	130,971	92,943
Total liabilities	—	—	—	—
Net assets	$1,307,186	$180,811	$130,971	$92,943

Net assets
Applicable to accumulation units	$1,307,186	$180,811	$130,971	$92,943
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,307,186	$180,811	$130,971	$92,943

Investments in shares of mutual funds, at cost	$1,404,345	$161,753	$115,576	$90,695

Shares of mutual funds owned	109,023	11,575	2,057	6,735

Accumulation units outstanding	106,610	12,006	11,082	5,734
Annuitized units outstanding	—	—	—	—
Total units outstanding	106,610	12,006	11,082	5,734

Statements of Operations
Year ended December 31, 2020
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Net investment income (loss)
Investment income:
Dividends	$14,419	$1,954	$809	$20

Expenses:
Mortality and expense risks	12,991	353	411	117
Administrative charges	1,801	74	103	25
Separate account rider charges	602	—	—	—
Net investment income (loss)	(975)	1,527	295	(122)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(165,416)	308	(77)	(38)
Capital gains distributions	106,112	6,687	2,689	7,644
Total realized gains (losses) on investments	(59,304)	6,995	2,612	7,606

Change in net unrealized appreciation (depreciation)
of investments	21,981	19,056	14,456	2,657

Net gains (losses) on investments	(38,298)	27,578	17,363	10,141

Net increase (decrease) in net assets resulting from operations	$(38,298)	$27,578	$17,363	$10,141

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$315,855	$170,305	$215,747,754	$8,453,919
Total assets	315,855	170,305	215,747,754	8,453,919
Total liabilities	—	—	—	—
Net assets	$315,855	$170,305	$215,747,754	$8,453,919

Net assets
Applicable to accumulation units	$315,855	$170,305	$215,581,402	$8,453,919
Applicable to contracts in annuitization period	—	—	166,352	—
Total net assets	$315,855	$170,305	$215,747,754	$8,453,919

Investments in shares of mutual funds, at cost	$291,886	$153,257	$176,298,008	$7,582,229

Shares of mutual funds owned	19,953	10,598	7,559,486	299,148

Accumulation units outstanding	26,449	12,812	10,277,560	614,005
Annuitized units outstanding	—	—	13,225	—
Total units outstanding	26,449	12,812	10,290,785	614,005

Statements of Operations
Year ended December 31, 2020
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,679	$1,107	$4,003,072	$124,511

Expenses:
Mortality and expense risks	1,611	570	2,452,445	55,620
Administrative charges	327	87	209,990	10,787
Separate account rider charges	—	—	10,650	—
Net investment income (loss)	(259)	450	1,329,987	58,104

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4,746)	243	12,791,452	14,906
Capital gains distributions	1,509	4,678	5,837,973	208,023
Total realized gains (losses) on investments	(3,237)	4,921	18,629,425	222,929

Change in net unrealized appreciation (depreciation)
of investments	22,368	16,216	(9,771,960)	85,192

Net gains (losses) on investments	18,872	21,587	10,187,452	366,225

Net increase (decrease) in net assets resulting from operations	$18,872	$21,587	$10,187,452	$366,225

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$39,478,781	$58,574,783	$27,559,853	$484,125
Total assets	39,478,781	58,574,783	27,559,853	484,125
Total liabilities	—	—	—	—
Net assets	$39,478,781	$58,574,783	$27,559,853	$484,125

Net assets
Applicable to accumulation units	$39,478,781	$58,574,783	$27,559,853	$484,125
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$39,478,781	$58,574,783	$27,559,853	$484,125

Investments in shares of mutual funds, at cost	$25,657,303	$41,437,983	$24,837,486	$431,409

Shares of mutual funds owned	824,364	1,253,473	1,188,950	32,448

Accumulation units outstanding	846,953	1,808,593	1,069,315	39,512
Annuitized units outstanding	—	—	—	—
Total units outstanding	846,953	1,808,593	1,069,315	39,512

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$54,398	$41,698	$409,928	$4,568

Expenses:
Mortality and expense risks	455,329	610,419	316,224	2,041
Administrative charges	18,215	78,418	21,872	510
Separate account rider charges	—	8,109	2,731	—
Net investment income (loss)	(419,146)	(655,248)	69,101	2,017

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,854,924	3,418,045	(197,540)	3,164
Capital gains distributions	191,832	281,931	1,210,722	12,660
Total realized gains (losses) on investments	3,046,756	3,699,976	1,013,182	15,824

Change in net unrealized appreciation (depreciation)
of investments	6,695,254	10,214,633	104,451	46,873

Net gains (losses) on investments	9,322,864	13,259,361	1,186,734	64,714

Net increase (decrease) in net assets resulting from operations	$9,322,864	$13,259,361	$1,186,734	$64,714

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,165,613	$1,398,414	$444,396	$41,879,734
Total assets	1,165,613	1,398,414	444,396	41,879,734
Total liabilities	—	—	—	—
Net assets	$1,165,613	$1,398,414	$444,396	$41,879,734

Net assets
Applicable to accumulation units	$1,165,613	$1,398,414	$444,396	$41,879,734
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,165,613	$1,398,414	$444,396	$41,879,734

Investments in shares of mutual funds, at cost	$1,053,318	$1,173,953	$379,769	$41,879,734

Shares of mutual funds owned	69,672	54,202	19,065	41,879,734

Accumulation units outstanding	92,218	106,731	33,901	9,085,860
Annuitized units outstanding	—	—	—	—
Total units outstanding	92,218	106,731	33,901	9,085,860

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$9,630	$9,171	$2,770	$111,500

Expenses:
Mortality and expense risks	3,738	5,782	1,661	424,816
Administrative charges	935	1,446	416	33,920
Separate account rider charges	—	—	—	14,508
Net investment income (loss)	4,957	1,943	693	(361,744)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,046	721	4,529	—
Capital gains distributions	18,402	39,309	7,357	—
Total realized gains (losses) on investments	22,448	40,030	11,886	—

Change in net unrealized appreciation (depreciation)
of investments	108,454	198,010	59,728	—

Net gains (losses) on investments	135,859	239,983	72,307	(361,744)

Net increase (decrease) in net assets resulting from operations	$135,859	$239,983	$72,307	$(361,744)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$14,427,275	$18,556,377	$15,107,861	$111,365
Total assets	14,427,275	18,556,377	15,107,861	111,365
Total liabilities	—	—	—	—
Net assets	$14,427,275	$18,556,377	$15,107,861	$111,365

Net assets
Applicable to accumulation units	$14,427,275	$18,556,377	$15,107,861	$111,365
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$14,427,275	$18,556,377	$15,107,861	$111,365

Investments in shares of mutual funds, at cost	$14,427,275	$11,373,504	$9,620,347	$98,818

Shares of mutual funds owned	14,427,275	181,179	150,207	2,909

Accumulation units outstanding	1,445,096	489,287	300,707	6,676
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,445,096	489,287	300,707	6,676

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net investment income (loss)
Investment income:
Dividends	$24,483	$9,791	$5,529	$503

Expenses:
Mortality and expense risks	109,097	197,755	164,578	845
Administrative charges	19,128	7,911	19,752	—
Separate account rider charges	—	—	7,395	—
Net investment income (loss)	(103,742)	(195,875)	(186,196)	(342)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	1,481,135	603,990	(98)
Capital gains distributions	—	1,506,782	1,269,583	—
Total realized gains (losses) on investments	—	2,987,917	1,873,573	(98)

Change in net unrealized appreciation (depreciation)
of investments	—	2,863,822	2,909,081	16,555

Net gains (losses) on investments	(103,742)	5,655,864	4,596,458	16,115

Net increase (decrease) in net assets resulting from operations	$(103,742)	$5,655,864	$4,596,458	$16,115

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$27,511,468	$24,168,816	$1,469,160	$1,966,380
Total assets	27,511,468	24,168,816	1,469,160	1,966,380
Total liabilities	—	—	—	—
Net assets	$27,511,468	$24,168,816	$1,469,160	$1,966,380

Net assets
Applicable to accumulation units	$27,511,468	$24,168,816	$1,469,160	$1,966,380
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$27,511,468	$24,168,816	$1,469,160	$1,966,380

Investments in shares of mutual funds, at cost	$23,000,498	$17,662,964	$1,621,096	$1,968,953

Shares of mutual funds owned	737,771	920,717	103,389	127,274

Accumulation units outstanding	1,122,528	1,098,848	132,892	181,862
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,122,528	1,098,848	132,892	181,862

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$92,481	$47,883	$42,834	$93,142

Expenses:
Mortality and expense risks	256,732	267,946	11,824	9,889
Administrative charges	34,487	32,683	1,948	2,470
Separate account rider charges	10,670	1,625	13	—
Net investment income (loss)	(209,408)	(254,371)	29,049	80,783

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(914,651)	1,320,493	(19,915)	(36,039)
Capital gains distributions	—	96,524	137,603	1,341
Total realized gains (losses) on investments	(914,651)	1,417,017	117,688	(34,698)

Change in net unrealized appreciation (depreciation)
of investments	4,815,549	1,740,282	(239,951)	(30,655)

Net gains (losses) on investments	3,691,490	2,902,928	(93,214)	15,430

Net increase (decrease) in net assets resulting from operations	$3,691,490	$2,902,928	$(93,214)	$15,430

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$4,138,602	$3,501,039	$2,388,545	$11,871,914
Total assets	4,138,602	3,501,039	2,388,545	11,871,914
Total liabilities	—	—	—	—
Net assets	$4,138,602	$3,501,039	$2,388,545	$11,871,914

Net assets
Applicable to accumulation units	$4,138,602	$3,501,039	$2,388,545	$11,871,914
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,138,602	$3,501,039	$2,388,545	$11,871,914

Investments in shares of mutual funds, at cost	$3,587,601	$3,791,812	$2,386,350	$10,891,887

Shares of mutual funds owned	141,636	241,451	197,727	689,026

Accumulation units outstanding	270,325	132,174	228,148	365,516
Annuitized units outstanding	—	—	—	—
Total units outstanding	270,325	132,174	228,148	365,516

Statements of Operations
Year ended December 31, 2020
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$43,076	$48,792	$23,025	$66,113

Expenses:
Mortality and expense risks	25,907	40,365	7,298	128,640
Administrative charges	4,923	4,699	1,823	15,242
Separate account rider charges	—	1,943	—	2,957
Net investment income (loss)	12,246	1,785	13,904	(80,726)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(50,977)	(359,076)	(1,109)	(373,352)
Capital gains distributions	186,394	207,527	—	167,929
Total realized gains (losses) on investments	135,417	(151,549)	(1,109)	(205,423)

Change in net unrealized appreciation (depreciation)
of investments	449,713	186,938	1,873	997,928

Net gains (losses) on investments	597,376	37,174	14,668	711,779

Net increase (decrease) in net assets resulting from operations	$597,376	$37,174	$14,668	$711,779

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$1,798,221	$165,897	$5,730,201	$673,126
Total assets	1,798,221	165,897	5,730,201	673,126
Total liabilities	—	—	—	—
Net assets	$1,798,221	$165,897	$5,730,201	$673,126

Net assets
Applicable to accumulation units	$1,798,221	$165,897	$5,730,201	$673,126
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,798,221	$165,897	$5,730,201	$673,126

Investments in shares of mutual funds, at cost	$1,621,290	$159,666	$5,225,584	$602,304

Shares of mutual funds owned	103,405	17,555	424,145	50,271

Accumulation units outstanding	138,869	15,399	204,634	52,906
Annuitized units outstanding	—	—	—	—
Total units outstanding	138,869	15,399	204,634	52,906

Statements of Operations
Year ended December 31, 2020
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$6,698	$3,034	$11,107	$—

Expenses:
Mortality and expense risks	11,729	1,088	62,233	4,276
Administrative charges	2,209	256	7,249	850
Separate account rider charges	—	—	1,613	—
Net investment income (loss)	(7,240)	1,690	(59,988)	(5,126)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(30,848)	25,456	(264,610)	(17,369)
Capital gains distributions	24,919	—	69,067	8,166
Total realized gains (losses) on investments	(5,929)	25,456	(195,543)	(9,203)

Change in net unrealized appreciation (depreciation)
of investments	125,774	6,890	560,284	71,204

Net gains (losses) on investments	112,605	34,036	304,753	56,875

Net increase (decrease) in net assets resulting from operations	$112,605	$34,036	$304,753	$56,875

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Assets
Investments in shares of mutual funds, at fair value	$81,573,970	$2,875,797	$187,469	$207,236
Total assets	81,573,970	2,875,797	187,469	207,236
Total liabilities	—	—	—	—
Net assets	$81,573,970	$2,875,797	$187,469	$207,236

Net assets
Applicable to accumulation units	$81,573,970	$2,875,797	$187,469	$207,236
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$81,573,970	$2,875,797	$187,469	$207,236

Investments in shares of mutual funds, at cost	$83,944,371	$3,033,493	$191,559	$200,520

Shares of mutual funds owned	8,298,471	117,812	11,494	14,391

Accumulation units outstanding	7,183,868	267,656	19,672	20,099
Annuitized units outstanding	—	—	—	—
Total units outstanding	7,183,868	267,656	19,672	20,099

Statements of Operations
Year ended December 31, 2020
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net investment income (loss)
Investment income:
Dividends	$2,101,971	$170,990	$7,422	$1,577

Expenses:
Mortality and expense risks	981,806	31,695	1,864	1,493
Administrative charges	73,445	3,949	270	239
Separate account rider charges	12,239	147	—	22
Net investment income (loss)	1,034,481	135,199	5,288	(177)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(894,931)	(58,514)	(1,741)	(2,715)
Capital gains distributions	—	—	1,088	—
Total realized gains (losses) on investments	(894,931)	(58,514)	(653)	(2,715)

Change in net unrealized appreciation (depreciation)
of investments	1,062,854	(133,041)	(2,249)	12,812

Net gains (losses) on investments	1,202,404	(56,356)	2,386	9,920

Net increase (decrease) in net assets resulting from operations	$1,202,404	$(56,356)	$2,386	$9,920

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Assets
Investments in shares of mutual funds, at fair value	$593,639	$43,555,636	$5,525,760	$611,871
Total assets	593,639	43,555,636	5,525,760	611,871
Total liabilities	—	—	—	—
Net assets	$593,639	$43,555,636	$5,525,760	$611,871

Net assets
Applicable to accumulation units	$593,639	$43,555,636	$5,525,760	$611,871
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$593,639	$43,555,636	$5,525,760	$611,871

Investments in shares of mutual funds, at cost	$569,095	$34,298,319	$3,639,187	$627,771

Shares of mutual funds owned	23,180	2,184,335	62,017	59,463

Accumulation units outstanding	56,648	1,246,374	162,453	50,669
Annuitized units outstanding	—	—	—	—
Total units outstanding	56,648	1,246,374	162,453	50,669

Statements of Operations
Year ended December 31, 2020
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net investment income (loss)
Investment income:
Dividends	$8,043	$937,180	$3,340	$46,864

Expenses:
Mortality and expense risks	6,500	472,019	57,759	4,735
Administrative charges	875	42,389	2,311	803
Separate account rider charges	98	3,636	—	—
Net investment income (loss)	570	419,136	(56,730)	41,326

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,639	759,304	385,211	(11,632)
Capital gains distributions	—	—	348,409	31,306
Total realized gains (losses) on investments	8,639	759,304	733,620	19,674

Change in net unrealized appreciation (depreciation)
of investments	22,439	5,253,715	929,464	(6,553)

Net gains (losses) on investments	31,648	6,432,155	1,606,354	54,447

Net increase (decrease) in net assets resulting from operations	$31,648	$6,432,155	$1,606,354	$54,447

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$13,636,128	$7,106,038	$5,065,689	$6,663,037
Total assets	13,636,128	7,106,038	5,065,689	6,663,037
Total liabilities	—	—	—	—
Net assets	$13,636,128	$7,106,038	$5,065,689	$6,663,037

Net assets
Applicable to accumulation units	$13,636,128	$7,106,038	$5,065,689	$6,663,037
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$13,636,128	$7,106,038	$5,065,689	$6,663,037

Investments in shares of mutual funds, at cost	$14,067,804	$5,976,742	$4,283,844	$5,526,253

Shares of mutual funds owned	448,115	210,924	159,801	156,704

Accumulation units outstanding	600,295	240,163	332,729	440,007
Annuitized units outstanding	—	—	—	—
Total units outstanding	600,295	240,163	332,729	440,007

Statements of Operations
Year ended December 31, 2020
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$167,096	$19,819	$3,855	$144,879

Expenses:
Mortality and expense risks	156,535	80,022	26,674	78,390
Administrative charges	6,262	3,989	5,317	9,408
Separate account rider charges	—	287	—	2,498
Net investment income (loss)	4,299	(64,479)	(28,136)	54,583

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	464,689	(231,424)	50,377	27,840
Capital gains distributions	2,882,500	150,866	101,287	139,580
Total realized gains (losses) on investments	3,347,189	(80,558)	151,664	167,420

Change in net unrealized appreciation (depreciation)
of investments	(1,836,432)	873,416	438,144	511,790

Net gains (losses) on investments	1,515,056	728,379	561,672	733,793

Net increase (decrease) in net assets resulting from operations	$1,515,056	$728,379	$561,672	$733,793

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Assets
Investments in shares of mutual funds, at fair value	$2,422,406	$1,158,001	$462,487	$6,541,296
Total assets	2,422,406	1,158,001	462,487	6,541,296
Total liabilities	—	—	—	—
Net assets	$2,422,406	$1,158,001	$462,487	$6,541,296

Net assets
Applicable to accumulation units	$2,422,406	$1,158,001	$462,487	$6,541,296
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,422,406	$1,158,001	$462,487	$6,541,296

Investments in shares of mutual funds, at cost	$2,113,101	$799,402	$395,585	$5,594,841

Shares of mutual funds owned	57,842	10,830	17,186	317,231

Accumulation units outstanding	191,188	77,869	23,150	188,409
Annuitized units outstanding	—	—	—	—
Total units outstanding	191,188	77,869	23,150	188,409

Statements of Operations
Year ended December 31, 2020
	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Net investment income (loss)
Investment income:
Dividends	$42,611	$—	$1,468	$19,741

Expenses:
Mortality and expense risks	14,457	9,173	5,046	71,818
Administrative charges	2,803	367	202	7,264
Separate account rider charges	—	—	—	2,660
Net investment income (loss)	25,351	(9,540)	(3,780)	(62,001)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,851)	61,392	3,873	(474,226)
Capital gains distributions	46,447	—	5,854	491,827
Total realized gains (losses) on investments	39,596	61,392	9,727	17,601

Change in net unrealized appreciation (depreciation)
of investments	225,429	358,599	67,223	1,367,033

Net gains (losses) on investments	290,376	410,451	73,170	1,322,633

Net increase (decrease) in net assets resulting from operations	$290,376	$410,451	$73,170	$1,322,633

(1) Commenced operations April 30, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$3,827,381	$3,190,953	$10,153,002	$7,338,273
Total assets	3,827,381	3,190,953	10,153,002	7,338,273
Total liabilities	—	—	—	—
Net assets	$3,827,381	$3,190,953	$10,153,002	$7,338,273

Net assets
Applicable to accumulation units	$3,827,381	$3,190,953	$10,153,002	$7,338,273
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,827,381	$3,190,953	$10,153,002	$7,338,273

Investments in shares of mutual funds, at cost	$2,684,575	$3,050,642	$7,069,940	$7,152,902

Shares of mutual funds owned	104,716	567,786	116,087	524,912

Accumulation units outstanding	159,247	167,493	313,646	624,298
Annuitized units outstanding	—	—	—	—
Total units outstanding	159,247	167,493	313,646	624,298

Statements of Operations
Year ended December 31, 2020
	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$11,384	$4,053	$125,031

Expenses:
Mortality and expense risks	40,786	35,374	113,868	45,767
Administrative charges	1,632	4,245	4,555	7,017
Separate account rider charges	—	526	—	1,325
Net investment income (loss)	(42,418)	(28,761)	(114,370)	70,922

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	385,290	(261,788)	799,703	162,797
Capital gains distributions	287,883	129,104	687,895	—
Total realized gains (losses) on investments	673,173	(132,684)	1,487,598	162,797

Change in net unrealized appreciation (depreciation)
of investments	528,700	359,173	141,201	143,581

Net gains (losses) on investments	1,159,455	197,728	1,514,429	377,300

Net increase (decrease) in net assets resulting from operations	$1,159,455	$197,728	$1,514,429	$377,300

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$3,300,343	$197,309,692	$104,573,570	$27,800,021
Total assets	3,300,343	197,309,692	104,573,570	27,800,021
Total liabilities	—	—	—	—
Net assets	$3,300,343	$197,309,692	$104,573,570	$27,800,021

Net assets
Applicable to accumulation units	$3,300,343	$197,309,692	$104,573,570	$27,800,021
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,300,343	$197,309,692	$104,573,570	$27,800,021

Investments in shares of mutual funds, at cost	$2,735,654	$130,937,299	$71,254,895	$24,097,206

Shares of mutual funds owned	160,992	4,071,599	4,766,343	1,284,066

Accumulation units outstanding	189,306	3,166,156	4,148,052	1,865,318
Annuitized units outstanding	—	—	—	—
Total units outstanding	189,306	3,166,156	4,148,052	1,865,318

Statements of Operations
Year ended December 31, 2020
	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$35	$44,071	$1,700,597	$356,648

Expenses:
Mortality and expense risks	9,479	2,083,904	1,136,632	137,117
Administrative charges	2,219	123,430	87,638	29,530
Separate account rider charges	—	10,059	16,935	—
Net investment income (loss)	(11,663)	(2,173,322)	459,392	190,001

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	18,365	11,640,538	9,178,931	40,181
Capital gains distributions	102,423	10,093,641	6,060,711	1,369,078
Total realized gains (losses) on investments	120,788	21,734,179	15,239,642	1,409,259

Change in net unrealized appreciation (depreciation)
of investments	539,689	33,666,453	(232,127)	2,330,309

Net gains (losses) on investments	648,814	53,227,310	15,466,907	3,929,569

Net increase (decrease) in net assets resulting from operations	$648,814	$53,227,310	$15,466,907	$3,929,569

(1) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$9,347,071	$7,507,654	$14,652,139	$4,297,108
Total assets	9,347,071	7,507,654	14,652,139	4,297,108
Total liabilities	—	—	—	—
Net assets	$9,347,071	$7,507,654	$14,652,139	$4,297,108

Net assets
Applicable to accumulation units	$9,347,071	$7,507,654	$14,652,139	$4,297,108
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,347,071	$7,507,654	$14,652,139	$4,297,108

Investments in shares of mutual funds, at cost	$7,456,817	$5,726,326	$12,505,005	$4,021,024

Shares of mutual funds owned	271,165	317,986	422,373	215,286

Accumulation units outstanding	611,630	356,631	685,508	135,417
Annuitized units outstanding	—	—	—	—
Total units outstanding	611,630	356,631	685,508	135,417

Statements of Operations
Year ended December 31, 2020
	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$60,463	$—	$300,741	$55,995

Expenses:
Mortality and expense risks	81,656	49,214	152,765	53,148
Administrative charges	10,779	7,663	20,431	6,378
Separate account rider charges	576	1,429	3,669	1,008
Net investment income (loss)	(32,548)	(58,306)	123,876	(4,539)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	197,390	(170,986)	(83,859)	(4,964)
Capital gains distributions	158,176	619,523	355,838	188,178
Total realized gains (losses) on investments	355,566	448,537	271,979	183,214

Change in net unrealized appreciation (depreciation)
of investments	1,090,347	1,874,655	42,454	(237,955)

Net gains (losses) on investments	1,413,365	2,264,886	438,309	(59,280)

Net increase (decrease) in net assets resulting from operations	$1,413,365	$2,264,886	$438,309	$(59,280)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Assets
Investments in shares of mutual funds, at fair value	$340,438,179	$3,566,592	$4,382,302	$6,614,344
Total assets	340,438,179	3,566,592	4,382,302	6,614,344
Total liabilities	—	—	—	—
Net assets	$340,438,179	$3,566,592	$4,382,302	$6,614,344

Net assets
Applicable to accumulation units	$340,438,179	$3,566,592	$4,382,302	$6,614,344
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$340,438,179	$3,566,592	$4,382,302	$6,614,344

Investments in shares of mutual funds, at cost	$293,297,996	$3,288,491	$3,173,653	$5,499,615

Shares of mutual funds owned	5,345,238	56,541	121,528	215,521

Accumulation units outstanding	2,482,872	305,254	232,938	186,104
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,482,872	305,254	232,938	186,104

Statements of Operations
Year ended December 31, 2020
	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Net investment income (loss)
Investment income:
Dividends	$2,213,266	$8,208	$—	$35,456

Expenses:
Mortality and expense risks	3,778,285	7,646	36,289	75,635
Administrative charges	242,211	1,614	5,336	9,077
Separate account rider charges	8,751	—	187	2,029
Net investment income (loss)	(1,815,981)	(1,052)	(41,812)	(51,285)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,864,738	(4,158)	119,784	209,666
Capital gains distributions	29,513,592	159,749	199,315	243,547
Total realized gains (losses) on investments	41,378,330	155,591	319,099	453,213

Change in net unrealized appreciation (depreciation)
of investments	9,607,032	278,099	903,934	602,708

Net gains (losses) on investments	49,169,381	432,638	1,181,221	1,004,636

Net increase (decrease) in net assets resulting from operations	$49,169,381	$432,638	$1,181,221	$1,004,636

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Assets
Investments in shares of mutual funds, at fair value	$49,858	$2,125,533	$163,286	$72,222
Total assets	49,858	2,125,533	163,286	72,222
Total liabilities	—	—	—	—
Net assets	$49,858	$2,125,533	$163,286	$72,222

Net assets
Applicable to accumulation units	$49,858	$2,125,533	$163,286	$72,222
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$49,858	$2,125,533	$163,286	$72,222

Investments in shares of mutual funds, at cost	$44,106	$1,947,134	$150,918	$70,836

Shares of mutual funds owned	1,620	192,008	14,566	12,016

Accumulation units outstanding	3,810	120,698	14,315	8,012
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,810	120,698	14,315	8,012

Statements of Operations
Year ended December 31, 2020
	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Net investment income (loss)
Investment income:
Dividends	$91	$101,414	$7,448	$2,787

Expenses:
Mortality and expense risks	131	25,663	1,317	372
Administrative charges	33	3,080	232	80
Separate account rider charges	—	478	—	—
Net investment income (loss)	(73)	72,193	5,899	2,335

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	148	(42,629)	1,120	(1,217)
Capital gains distributions	1,001	—	—	—
Total realized gains (losses) on investments	1,149	(42,629)	1,120	(1,217)

Change in net unrealized appreciation (depreciation)
of investments	5,446	77,337	7,973	2,360

Net gains (losses) on investments	6,522	106,901	14,992	3,478

Net increase (decrease) in net assets resulting from operations	$6,522	$106,901	$14,992	$3,478

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$20,567,228	$3,382,426	$28,911,603	$96,553,026
Total assets	20,567,228	3,382,426	28,911,603	96,553,026
Total liabilities	—	—	—	—
Net assets	$20,567,228	$3,382,426	$28,911,603	$96,553,026

Net assets
Applicable to accumulation units	$20,567,228	$3,382,426	$28,911,603	$96,553,026
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$20,567,228	$3,382,426	$28,911,603	$96,553,026

Investments in shares of mutual funds, at cost	$19,767,434	$3,353,786	$27,787,602	$69,919,664

Shares of mutual funds owned	2,567,694	325,860	2,494,530	2,814,957

Accumulation units outstanding	1,321,566	323,310	2,161,011	3,898,304
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,321,566	323,310	2,161,011	3,898,304

Statements of Operations
Year ended December 31, 2020
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$932,737	$23,049	$538,900	$1,158,739

Expenses:
Mortality and expense risks	218,632	19,663	280,209	1,129,980
Administrative charges	29,061	3,465	38,395	105,550
Separate account rider charges	3,659	8	3,290	15,568
Net investment income (loss)	681,385	(87)	217,006	(92,359)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(149,296)	6,703	139,008	4,401,118
Capital gains distributions	—	—	279,641	4,342,636
Total realized gains (losses) on investments	(149,296)	6,703	418,649	8,743,754

Change in net unrealized appreciation (depreciation)
of investments	211,031	25,410	1,087,604	5,689,670

Net gains (losses) on investments	743,120	32,026	1,723,259	14,341,065

Net increase (decrease) in net assets resulting from operations	$743,120	$32,026	$1,723,259	$14,341,065

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$8,159,474	$16,135,380	$79,678,005	$59,916,113
Total assets	8,159,474	16,135,380	79,678,005	59,916,113
Total liabilities	—	—	—	—
Net assets	$8,159,474	$16,135,380	$79,678,005	$59,916,113

Net assets
Applicable to accumulation units	$8,159,474	$16,135,380	$79,678,005	$59,916,113
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,159,474	$16,135,380	$79,678,005	$59,916,113

Investments in shares of mutual funds, at cost	$7,128,047	$14,679,128	$68,510,795	$51,086,923

Shares of mutual funds owned	241,333	1,187,298	5,315,410	4,129,298

Accumulation units outstanding	531,832	813,161	3,479,589	2,504,278
Annuitized units outstanding	—	—	—	—
Total units outstanding	531,832	813,161	3,479,589	2,504,278

Statements of Operations
Year ended December 31, 2020
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$66,224	$394,895	$1,999,420	$1,134,020

Expenses:
Mortality and expense risks	40,395	196,826	941,648	670,975
Administrative charges	8,836	21,392	106,215	77,855
Separate account rider charges	—	1,800	7,549	5,364
Net investment income (loss)	16,993	174,877	944,008	379,826

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	97,196	395,979	3,637,504	672,140
Capital gains distributions	291,764	289,857	1,387,876	943,649
Total realized gains (losses) on investments	388,960	685,836	5,025,380	1,615,789

Change in net unrealized appreciation (depreciation)
of investments	695,821	626,630	2,003,176	4,943,919

Net gains (losses) on investments	1,101,774	1,487,343	7,972,564	6,939,534

Net increase (decrease) in net assets resulting from operations	$1,101,774	$1,487,343	$7,972,564	$6,939,534

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$16,445,569	$11,670,300	$10,028,884	$56,340,117
Total assets	16,445,569	11,670,300	10,028,884	56,340,117
Total liabilities	—	—	—	—
Net assets	$16,445,569	$11,670,300	$10,028,884	$56,340,117

Net assets
Applicable to accumulation units	$16,445,569	$11,670,300	$10,028,884	$56,340,117
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$16,445,569	$11,670,300	$10,028,884	$56,340,117

Investments in shares of mutual funds, at cost	$13,248,889	$9,501,284	$9,136,509	$58,892,923

Shares of mutual funds owned	909,097	668,020	781,065	2,948,200

Accumulation units outstanding	650,444	474,133	573,438	824,932
Annuitized units outstanding	—	—	—	—
Total units outstanding	650,444	474,133	573,438	824,932

Statements of Operations
Year ended December 31, 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$289,130	$186,618	$225,048	$1,103,509

Expenses:
Mortality and expense risks	179,185	127,196	126,627	707,631
Administrative charges	20,874	15,533	13,460	56,907
Separate account rider charges	2,324	500	1,262	12,963
Net investment income (loss)	86,747	43,389	83,699	326,008

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	443,612	211,751	240,833	1,423,622
Capital gains distributions	302,136	233,289	8,417	3,275,381
Total realized gains (losses) on investments	745,748	445,040	249,250	4,699,003

Change in net unrealized appreciation (depreciation)
of investments	1,228,601	976,197	507,510	(8,777,765)

Net gains (losses) on investments	2,061,096	1,464,626	840,459	(3,752,754)

Net increase (decrease) in net assets resulting from operations	$2,061,096	$1,464,626	$840,459	$(3,752,754)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Assets
Investments in shares of mutual funds, at fair value	$6,720,427	$435,998	$522,084	$9,467,627
Total assets	6,720,427	435,998	522,084	9,467,627
Total liabilities	—	—	—	—
Net assets	$6,720,427	$435,998	$522,084	$9,467,627

Net assets
Applicable to accumulation units	$6,720,427	$435,998	$522,084	$9,467,627
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,720,427	$435,998	$522,084	$9,467,627

Investments in shares of mutual funds, at cost	$7,055,147	$357,760	$609,010	$7,318,692

Shares of mutual funds owned	350,753	4,897	8,365	150,758

Accumulation units outstanding	523,785	33,218	95,057	476,779
Annuitized units outstanding	—	—	—	—
Total units outstanding	523,785	33,218	95,057	476,779

Statements of Operations
Year ended December 31, 2020
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net investment income (loss)
Investment income:
Dividends	$105,767	$4,471	$3,498	$16,379

Expenses:
Mortality and expense risks	46,979	4,290	4,311	42,964
Administrative charges	9,103	661	608	8,553
Separate account rider charges	—	—	250	—
Net investment income (loss)	49,685	(480)	(1,671)	(35,138)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(138,156)	(2,095)	(29,523)	259,283
Capital gains distributions	347,495	2,862	—	653,614
Total realized gains (losses) on investments	209,339	767	(29,523)	912,897

Change in net unrealized appreciation (depreciation)
of investments	(508,908)	34,610	(63,410)	1,562,865

Net gains (losses) on investments	(249,884)	34,897	(94,604)	2,440,624

Net increase (decrease) in net assets resulting from operations	$(249,884)	$34,897	$(94,604)	$2,440,624

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$414,619,320	$27,483,231	$98,902,119	$13,090,538
Total assets	414,619,320	27,483,231	98,902,119	13,090,538
Total liabilities	—	—	—	—
Net assets	$414,619,320	$27,483,231	$98,902,119	$13,090,538

Net assets
Applicable to accumulation units	$414,619,320	$27,483,231	$98,902,119	$13,090,538
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$414,619,320	$27,483,231	$98,902,119	$13,090,538

Investments in shares of mutual funds, at cost	$387,388,326	$25,545,300	$93,678,501	$12,304,419

Shares of mutual funds owned	25,113,223	1,687,123	7,726,728	1,038,108

Accumulation units outstanding	20,936,323	2,128,118	5,387,479	1,054,737
Annuitized units outstanding	—	—	—	—
Total units outstanding	20,936,323	2,128,118	5,387,479	1,054,737

Statements of Operations
Year ended December 31, 2020
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$8,587,939	$464,739	$2,214,393	$244,253

Expenses:
Mortality and expense risks	4,917,988	180,318	1,178,703	81,244
Administrative charges	543,712	35,077	132,325	15,455
Separate account rider charges	46,329	—	19,955	—
Net investment income (loss)	3,079,910	249,344	883,410	147,554

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,824,007)	1,741	(1,005,069)	(5,985)
Capital gains distributions	12,299,969	745,111	1,725,913	208,422
Total realized gains (losses) on investments	6,475,962	746,852	720,844	202,437

Change in net unrealized appreciation (depreciation)
of investments	25,867,935	1,416,053	5,514,695	614,274

Net gains (losses) on investments	35,423,807	2,412,249	7,118,949	964,265

Net increase (decrease) in net assets resulting from operations	$35,423,807	$2,412,249	$7,118,949	$964,265

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$87,396,612	$19,608,715	$112,074,117	$22,697,527
Total assets	87,396,612	19,608,715	112,074,117	22,697,527
Total liabilities	—	—	—	—
Net assets	$87,396,612	$19,608,715	$112,074,117	$22,697,527

Net assets
Applicable to accumulation units	$87,396,612	$19,608,715	$112,074,117	$22,697,527
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$87,396,612	$19,608,715	$112,074,117	$22,697,527

Investments in shares of mutual funds, at cost	$73,768,860	$17,020,693	$110,702,545	$22,192,637

Shares of mutual funds owned	4,018,235	916,295	8,748,955	1,792,854

Accumulation units outstanding	4,183,542	1,451,730	6,400,933	1,907,234
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,183,542	1,451,730	6,400,933	1,907,234

Statements of Operations
Year ended December 31, 2020
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,521,428	$264,854	$3,111,212	$525,071

Expenses:
Mortality and expense risks	1,019,292	122,998	1,397,907	144,877
Administrative charges	109,591	24,326	142,095	28,273
Separate account rider charges	30,287	—	21,964	—
Net investment income (loss)	362,258	117,530	1,549,246	351,921

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	468,746	85,288	(2,257,244)	(97,038)
Capital gains distributions	1,318,157	262,218	2,494,490	456,556
Total realized gains (losses) on investments	1,786,903	347,506	237,246	359,518

Change in net unrealized appreciation (depreciation)
of investments	6,493,284	1,660,868	3,963,733	537,698

Net gains (losses) on investments	8,642,445	2,125,904	5,750,225	1,249,137

Net increase (decrease) in net assets resulting from operations	$8,642,445	$2,125,904	$5,750,225	$1,249,137

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$52,432,358	$14,344,441	$73,529,690	$97,991,888
Total assets	52,432,358	14,344,441	73,529,690	97,991,888
Total liabilities	—	—	—	—
Net assets	$52,432,358	$14,344,441	$73,529,690	$97,991,888

Net assets
Applicable to accumulation units	$52,432,358	$14,344,441	$73,529,690	$97,991,888
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$52,432,358	$14,344,441	$73,529,690	$97,991,888

Investments in shares of mutual funds, at cost	$43,200,085	$11,974,346	$72,589,263	$83,390,868

Shares of mutual funds owned	2,169,316	602,708	28,280,650	5,677,398

Accumulation units outstanding	2,442,328	1,016,392	6,027,086	2,929,996
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,442,328	1,016,392	6,027,086	2,929,996

Statements of Operations
Year ended December 31, 2020
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$846,330	$188,358	$1,454,412	$410,317

Expenses:
Mortality and expense risks	598,616	90,660	844,265	1,027,846
Administrative charges	64,111	16,665	89,965	74,756
Separate account rider charges	38,061	—	2,034	12,192
Net investment income (loss)	145,542	81,033	518,148	(704,477)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(115,022)	93,534	(115,650)	(349,567)
Capital gains distributions	1,150,066	293,393	—	6,014,582
Total realized gains (losses) on investments	1,035,044	386,927	(115,650)	5,665,015

Change in net unrealized appreciation (depreciation)
of investments	4,710,115	1,710,461	831,836	12,112,650

Net gains (losses) on investments	5,890,701	2,178,421	1,234,334	17,073,188

Net increase (decrease) in net assets resulting from operations	$5,890,701	$2,178,421	$1,234,334	$17,073,188

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$3,729,593	$34,933,529	$28,126,381	$3,042,657
Total assets	3,729,593	34,933,529	28,126,381	3,042,657
Total liabilities	—	—	—	—
Net assets	$3,729,593	$34,933,529	$28,126,381	$3,042,657

Net assets
Applicable to accumulation units	$3,729,593	$34,933,529	$28,126,381	$3,042,657
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,729,593	$34,933,529	$28,126,381	$3,042,657

Investments in shares of mutual funds, at cost	$3,199,057	$22,539,419	$20,160,037	$3,469,908

Shares of mutual funds owned	217,216	720,576	485,272	214,725

Accumulation units outstanding	268,449	1,075,245	323,770	332,320
Annuitized units outstanding	—	—	—	—
Total units outstanding	268,449	1,075,245	323,770	332,320

Statements of Operations
Year ended December 31, 2020
	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$7,285	$—	$—	$233,447

Expenses:
Mortality and expense risks	20,092	327,379	318,862	35,915
Administrative charges	3,920	42,556	38,268	4,469
Separate account rider charges	—	14,682	9,773	37
Net investment income (loss)	(16,727)	(384,617)	(366,903)	193,026

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(27,408)	2,818,280	1,409,291	(281,824)
Capital gains distributions	197,764	1,124,187	1,580,253	—
Total realized gains (losses) on investments	170,356	3,942,467	2,989,544	(281,824)

Change in net unrealized appreciation (depreciation)
of investments	545,776	4,468,651	3,555,423	(218,205)

Net gains (losses) on investments	699,405	8,026,501	6,178,064	(307,003)

Net increase (decrease) in net assets resulting from operations	$699,405	$8,026,501	$6,178,064	$(307,003)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Assets
Investments in shares of mutual funds, at fair value	$617,262	$398,485	$1,010,033	$1,044,471
Total assets	617,262	398,485	1,010,033	1,044,471
Total liabilities	—	—	—	—
Net assets	$617,262	$398,485	$1,010,033	$1,044,471

Net assets
Applicable to accumulation units	$617,262	$398,485	$1,010,033	$1,044,471
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$617,262	$398,485	$1,010,033	$1,044,471

Investments in shares of mutual funds, at cost	$615,237	$375,418	$884,036	$964,575

Shares of mutual funds owned	55,260	32,636	56,775	73,919

Accumulation units outstanding	24,380	33,889	85,034	90,894
Annuitized units outstanding	—	—	—	—
Total units outstanding	24,380	33,889	85,034	90,894

Statements of Operations
Year ended December 31, 2020
	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Net investment income (loss)
Investment income:
Dividends	$17,531	$—	$9,805	$13,300

Expenses:
Mortality and expense risks	5,099	2,340	4,260	6,065
Administrative charges	—	526	1,054	1,513
Separate account rider charges	—	—	—	—
Net investment income (loss)	12,432	(2,866)	4,491	5,722

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(32,865)	(85)	2,334	(18,299)
Capital gains distributions	—	1,020	8,090	305
Total realized gains (losses) on investments	(32,865)	935	10,424	(17,994)

Change in net unrealized appreciation (depreciation)
of investments	57,857	24,659	96,223	61,687

Net gains (losses) on investments	37,424	22,728	111,138	49,415

Net increase (decrease) in net assets resulting from operations	$37,424	$22,728	$111,138	$49,415

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$349,491	$693,815	$323,366	$4,250,578
Total assets	349,491	693,815	323,366	4,250,578
Total liabilities	—	—	—	—
Net assets	$349,491	$693,815	$323,366	$4,250,578

Net assets
Applicable to accumulation units	$349,491	$693,815	$323,366	$4,250,578
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$349,491	$693,815	$323,366	$4,250,578

Investments in shares of mutual funds, at cost	$325,927	$611,408	$292,076	$3,793,437

Shares of mutual funds owned	26,597	38,332	22,013	197,243

Accumulation units outstanding	31,479	58,885	27,447	445,174
Annuitized units outstanding	—	—	—	—
Total units outstanding	31,479	58,885	27,447	445,174

Statements of Operations
Year ended December 31, 2020
	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$4,889	$5,111	$4,002	$24,957

Expenses:
Mortality and expense risks	2,972	5,425	1,735	41,411
Administrative charges	456	1,286	420	4,696
Separate account rider charges	1,048	201	—	1,360
Net investment income (loss)	413	(1,801)	1,847	(22,510)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	139	5,605	(37)	(208,463)
Capital gains distributions	450	3,352	492	—
Total realized gains (losses) on investments	589	8,957	455	(208,463)

Change in net unrealized appreciation (depreciation)
of investments	15,522	26,042	25,816	894,908

Net gains (losses) on investments	16,524	33,198	28,118	663,935

Net increase (decrease) in net assets resulting from operations	$16,524	$33,198	$28,118	$663,935

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Net assets as of January 1, 2019

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71,934)	(41,846)	(3,228)	(27,766)
Total realized gains (losses) on investments	539,459	510,926	6,997	367,894
Change in net unrealized appreciation (depreciation)
of investments	981,251	290,994	110,089	244,068
Net gains (losses) on investments	1,448,776	760,074	113,858	584,196
Net increase (decrease) in net assets resulting from operations	1,448,776	760,074	113,858	584,196
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	587,457	410,219	209,071	161,127
Administration charges	(155)	—	(975)	(940)
Contingent sales charges	(5,271)	(923)	(7)	(3,009)
Contract terminations	(948,997)	(206,957)	(353)	(541,655)
Death benefit payments	(347,653)	(24,117)	—	(124,660)
Flexible withdrawal option payments	(42,525)	(30,022)	(1,480)	(25,007)
Transfers to other contracts	(613,291)	(163,568)	(17,670)	(230,329)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,370,435)	(15,368)	188,586	(764,473)
Total increase (decrease)	78,341	744,706	302,444	(180,277)
Net assets as of December 31, 2019	4,548,893	4,879,162	527,254	1,666,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,662)	(15,164)	72,450	(23,482)
Total realized gains (losses) on investments	843,793	(104,643)	10,396	245,945
Change in net unrealized appreciation (depreciation)
of investments	1,209,132	53,716	(6,599)	362,525
Net gains (losses) on investments	1,989,263	(66,091)	76,247	584,988
Net increase (decrease) in net assets resulting from operations	1,989,263	(66,091)	76,247	584,988
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	467,009	407,450	287,796	206,109
Administration charges	(95)	—	(1,769)	(865)
Contingent sales charges	(3,482)	(1,337)	(7)	(453)
Contract terminations	(705,772)	(289,623)	(350)	(91,807)
Death benefit payments	(233)	(45,972)	—	—
Flexible withdrawal option payments	(27,215)	(21,600)	(1,590)	(15,167)
Transfers to other contracts	(914,241)	(827,930)	(141,053)	(425,295)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,184,029)	(779,012)	143,027	(327,478)
Total increase (decrease)	805,234	(845,103)	219,274	257,510
Net assets as of December 31, 2020	$5,354,127	$4,034,059	$746,528	$1,923,603

(1) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2019	$9,022,836	$34,370,212	$7,713,524	$3,466,960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84,155	303,127	39,610	(49,626)
Total realized gains (losses) on investments	1,518,079	(524,818)	913,883	882,150
Change in net unrealized appreciation (depreciation)
of investments	331,794	2,697,738	1,096,939	213,258
Net gains (losses) on investments	1,934,028	2,476,047	2,050,432	1,045,782
Net increase (decrease) in net assets resulting from operations	1,934,028	2,476,047	2,050,432	1,045,782
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	368,576	4,168,207	655,278	309,700
Administration charges	(580)	(153,408)	(241)	(477)
Contingent sales charges	(582)	(26,413)	(3,116)	(693)
Contract terminations	(1,050,910)	(4,794,953)	(659,970)	(823,217)
Death benefit payments	(69,402)	(302,210)	(47,913)	(1,346)
Flexible withdrawal option payments	(135,418)	(1,333,078)	(57,763)	(55,232)
Transfers to other contracts	(257,318)	(1,685,504)	(520,087)	(218,387)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,145,634)	(4,127,359)	(633,812)	(789,652)
Total increase (decrease)	788,394	(1,651,312)	1,416,620	256,130
Net assets as of December 31, 2019	9,811,230	32,718,900	9,130,144	3,723,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,800	(14,362)	15,573	(51,496)
Total realized gains (losses) on investments	804,159	(94,748)	(58,688)	807,734
Change in net unrealized appreciation (depreciation)
of investments	58,672	2,395,285	(67,152)	845,013
Net gains (losses) on investments	933,631	2,286,175	(110,267)	1,601,251
Net increase (decrease) in net assets resulting from operations	933,631	2,286,175	(110,267)	1,601,251
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	394,323	7,508,804	724,134	887,702
Administration charges	(429)	(133,182)	(172)	(520)
Contingent sales charges	(816)	(9,514)	(3,032)	(336)
Contract terminations	(491,295)	(1,958,363)	(667,894)	(407,803)
Death benefit payments	(140,564)	(301,310)	(94,331)	(52,817)
Flexible withdrawal option payments	(114,015)	(1,224,209)	(62,394)	(35,754)
Transfers to other contracts	(292,999)	(4,647,808)	(955,036)	(965,358)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(645,795)	(765,582)	(1,058,725)	(574,886)
Total increase (decrease)	287,836	1,520,593	(1,168,992)	1,026,365
Net assets as of December 31, 2020	$10,099,066	$34,239,493	$7,961,152	$4,749,455

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net assets as of January 1, 2019	$26,046,341	$12,705,246	$2,447,294	$3,674,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(388,001)	87,733	8,156	63,863
Total realized gains (losses) on investments	6,884,780	1,693,493	155,785	288,485
Change in net unrealized appreciation (depreciation)
of investments	1,259,749	1,236,399	304,219	610,593
Net gains (losses) on investments	7,756,528	3,017,625	468,160	962,941
Net increase (decrease) in net assets resulting from operations	7,756,528	3,017,625	468,160	962,941
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,393,845	614,644	319,193	4,418,942
Administration charges	(109,871)	(4,390)	(392)	(13,660)
Contingent sales charges	(18,245)	(3,448)	(1,547)	(5,343)
Contract terminations	(3,284,723)	(1,498,832)	(441,234)	(560,758)
Death benefit payments	(262,546)	(83,298)	(12,605)	—
Flexible withdrawal option payments	(1,033,580)	(138,781)	(33,342)	(26,389)
Transfers to other contracts	(4,020,313)	(604,736)	(34,264)	(270,009)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,335,433)	(1,718,841)	(204,191)	3,542,783
Total increase (decrease)	421,095	1,298,784	263,969	4,505,724
Net assets as of December 31, 2019	26,467,436	14,004,030	2,711,263	8,179,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(375,396)	109,826	563	56,295
Total realized gains (losses) on investments	5,591,982	997,592	20,871	38,206
Change in net unrealized appreciation (depreciation)
of investments	5,060,975	(1,180,404)	214,903	861,657
Net gains (losses) on investments	10,277,561	(72,986)	236,337	956,158
Net increase (decrease) in net assets resulting from operations	10,277,561	(72,986)	236,337	956,158
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,744,147	1,461,711	369,297	1,952,186
Administration charges	(94,741)	(4,324)	(382)	(18,517)
Contingent sales charges	(9,199)	(1,954)	(515)	(2,200)
Contract terminations	(1,864,481)	(842,929)	(104,815)	(130,187)
Death benefit payments	(297,386)	(53,106)	—	—
Flexible withdrawal option payments	(938,893)	(117,013)	(13,794)	(79,583)
Transfers to other contracts	(6,969,567)	(1,121,299)	(518,465)	(779,270)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,430,120)	(678,914)	(268,674)	942,429
Total increase (decrease)	1,847,441	(751,900)	(32,337)	1,898,587
Net assets as of December 31, 2020	$28,314,877	$13,252,130	$2,678,926	$10,078,486

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net assets as of January 1, 2019	$2,859,842	$3,492,761	$1,321,452	$701,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,716	66,132	(18,832)	(9,662)
Total realized gains (losses) on investments	211,369	360,148	99,806	64,378
Change in net unrealized appreciation (depreciation)
of investments	328,167	480,315	300,967	206,083
Net gains (losses) on investments	555,252	906,595	381,941	260,799
Net increase (decrease) in net assets resulting from operations	555,252	906,595	381,941	260,799
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	558,858	2,457,216	140,546	563,534
Administration charges	(103)	(11,752)	(85)	(2,737)
Contingent sales charges	(1,173)	(3,246)	(722)	(241)
Contract terminations	(328,828)	(135,980)	(171,726)	(13,741)
Death benefit payments	(14,579)	(2,232)	(3,413)	(3,021)
Flexible withdrawal option payments	(12,903)	(39,057)	(7,843)	(3,618)
Transfers to other contracts	(217,453)	(79,824)	(86,731)	(68,471)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(16,181)	2,185,125	(129,974)	471,705
Total increase (decrease)	539,071	3,091,720	251,967	732,504
Net assets as of December 31, 2019	3,398,913	6,584,481	1,573,419	1,433,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,349	55,365	(19,356)	(11,930)
Total realized gains (losses) on investments	(89,181)	(106,619)	134,452	88,669
Change in net unrealized appreciation (depreciation)
of investments	277,225	638,296	309,690	401,380
Net gains (losses) on investments	195,393	587,042	424,786	478,119
Net increase (decrease) in net assets resulting from operations	195,393	587,042	424,786	478,119
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	819,189	2,637,065	127,517	858,529
Administration charges	(103)	(16,103)	(90)	(4,310)
Contingent sales charges	(286)	(2,804)	(99)	(286)
Contract terminations	(75,005)	(213,224)	(20,812)	(26,037)
Death benefit payments	(31,889)	(7,112)	—	—
Flexible withdrawal option payments	(13,778)	(67,985)	(8,899)	(5,738)
Transfers to other contracts	(729,662)	(895,536)	(165,641)	(352,008)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(31,534)	1,434,301	(68,024)	470,150
Total increase (decrease)	163,859	2,021,343	356,762	948,269
Net assets as of December 31, 2020	$3,562,772	$8,605,824	$1,930,181	$2,381,994

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net assets as of January 1, 2019	$1,195,125	$1,091,724	$1,520,335	$135,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60,481	19,190	(1,056)	1,056
Total realized gains (losses) on investments	(13,107)	62,828	127,309	5,460
Change in net unrealized appreciation (depreciation)
of investments	84,089	161,896	211,306	18,281
Net gains (losses) on investments	131,463	243,914	337,559	24,797
Net increase (decrease) in net assets resulting from operations	131,463	243,914	337,559	24,797
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	250,501	853,193	299,248	42,295
Administration charges	(3)	(3,722)	(4,649)	(541)
Contingent sales charges	(196)	(193)	(282)	(14)
Contract terminations	(232,337)	(9,184)	(12,629)	(653)
Death benefit payments	(10,845)	—	—	—
Flexible withdrawal option payments	(9,095)	(18,939)	(7,584)	(453)
Transfers to other contracts	(87,384)	(3,425)	(38,984)	(230)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(89,359)	817,730	235,120	40,404
Total increase (decrease)	42,104	1,061,644	572,679	65,201
Net assets as of December 31, 2019	1,237,229	2,153,368	2,093,014	200,535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87,461	15,387	(2,458)	789
Total realized gains (losses) on investments	(20,913)	84,864	251,626	(376)
Change in net unrealized appreciation (depreciation)
of investments	745	110,394	656,187	5,663
Net gains (losses) on investments	67,293	210,645	905,355	6,076
Net increase (decrease) in net assets resulting from operations	67,293	210,645	905,355	6,076
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	156,688	2,593,367	1,836,977	134,802
Administration charges	—	(5,456)	(6,828)	(714)
Contingent sales charges	(19)	(206)	(501)	(207)
Contract terminations	(23,495)	(14,867)	(30,954)	(10,264)
Death benefit payments	—	(226,302)	—	(4,894)
Flexible withdrawal option payments	(9,653)	(26,084)	(25,286)	(509)
Transfers to other contracts	(119,163)	(135,918)	(837,676)	(37,808)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,358	2,184,534	935,732	80,406
Total increase (decrease)	71,651	2,395,179	1,841,087	86,482
Net assets as of December 31, 2020	$1,308,880	$4,548,547	$3,934,101	$287,017

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Net assets as of January 1, 2019	$1,331,841	$1,090,735	$552,540	$813,838

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,473)	(139)	8,540	12,047
Total realized gains (losses) on investments	107,055	57,017	17,171	76,132
Change in net unrealized appreciation (depreciation)
of investments	271,823	305,814	82,300	132,279
Net gains (losses) on investments	372,405	362,692	108,011	220,458
Net increase (decrease) in net assets resulting from operations	372,405	362,692	108,011	220,458
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	489,499	820,442	417,085	96,752
Administration charges	(3)	(3,508)	(774)	(2,119)
Contingent sales charges	(781)	(1,053)	(339)	(630)
Contract terminations	(207,476)	(35,746)	(11,806)	(30,590)
Death benefit payments	—	—	(25,015)	—
Flexible withdrawal option payments	(9,548)	(5,993)	(1,611)	(7,049)
Transfers to other contracts	(189,093)	(44,359)	(238,849)	(88,566)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	82,598	729,783	138,691	(32,202)
Total increase (decrease)	455,003	1,092,475	246,702	188,256
Net assets as of December 31, 2019	1,786,844	2,183,210	799,242	1,002,094

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22,600)	(21,937)	10,561	13,867
Total realized gains (losses) on investments	54,066	23,284	28,136	98,799
Change in net unrealized appreciation (depreciation)
of investments	329,663	649,385	151,377	113,119
Net gains (losses) on investments	361,129	650,732	190,074	225,785
Net increase (decrease) in net assets resulting from operations	361,129	650,732	190,074	225,785
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	486,114	1,359,797	717,536	808,122
Administration charges	—	(6,192)	(1,831)	(2,718)
Contingent sales charges	(650)	(608)	(175)	(1,492)
Contract terminations	(142,185)	(39,239)	(17,396)	(74,788)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(10,645)	(7,859)	(2,218)	(9,589)
Transfers to other contracts	(367,440)	(456,014)	(110,460)	(93,812)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(34,806)	849,885	585,456	625,723
Total increase (decrease)	326,323	1,500,617	775,530	851,508
Net assets as of December 31, 2020	$2,113,167	$3,683,827	$1,574,772	$1,853,602

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Net assets as of January 1, 2019	$1,617,720	$428,518	$8,555,429	$565,223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,739	(3,054)	(133,041)	21,043
Total realized gains (losses) on investments	80,727	28,863	1,724,860	185
Change in net unrealized appreciation (depreciation)
of investments	192,061	56,114	329,247	128,980
Net gains (losses) on investments	274,527	81,923	1,921,066	150,208
Net increase (decrease) in net assets resulting from operations	274,527	81,923	1,921,066	150,208
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	427,327	88,785	723,074	623,468
Administration charges	(1,107)	(1,316)	(750)	(2,722)
Contingent sales charges	(707)	(268)	(7,344)	(444)
Contract terminations	(129,537)	(9,249)	(1,322,246)	(15,730)
Death benefit payments	—	(8,269)	(8,311)	—
Flexible withdrawal option payments	(15,881)	(4,884)	(69,507)	(2,254)
Transfers to other contracts	(32,546)	(28,358)	(1,153,683)	(9,266)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	247,549	36,441	(1,838,767)	593,052
Total increase (decrease)	522,076	118,364	82,299	743,260
Net assets as of December 31, 2019	2,139,796	546,882	8,637,728	1,308,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,785	(2,254)	(142,530)	44,721
Total realized gains (losses) on investments	146,363	(34,631)	2,124,565	(34,595)
Change in net unrealized appreciation (depreciation)
of investments	174,354	92,186	3,469,118	194,705
Net gains (losses) on investments	323,502	55,301	5,451,153	204,831
Net increase (decrease) in net assets resulting from operations	323,502	55,301	5,451,153	204,831
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	463,047	162,478	1,858,278	836,001
Administration charges	(2,314)	(1,227)	(1,031)	(4,596)
Contingent sales charges	(2,434)	(227)	(5,307)	(80)
Contract terminations	(162,370)	(14,478)	(1,075,742)	(5,751)
Death benefit payments	—	(8,338)	(88,142)	—
Flexible withdrawal option payments	(15,378)	(4,521)	(61,970)	(9,661)
Transfers to other contracts	(387,922)	(71,727)	(1,957,267)	(236,628)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(107,371)	61,960	(1,331,181)	579,285
Total increase (decrease)	216,131	117,261	4,119,972	784,116
Net assets as of December 31, 2020	$2,355,927	$664,143	$12,757,700	$2,092,599

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Net assets as of January 1, 2019	$163,993	$1,479,169	$2,436,335	$1,114,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20,153	2,736	11,209	(13,436)
Total realized gains (losses) on investments	1,867	161,988	256,507	187,441
Change in net unrealized appreciation (depreciation)
of investments	(4,096)	246,207	420,984	140,223
Net gains (losses) on investments	17,924	410,931	688,700	314,228
Net increase (decrease) in net assets resulting from operations	17,924	410,931	688,700	314,228
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	779,749	975,240	1,632,441	949,832
Administration charges	(1,177)	(4,583)	(6,212)	(4,563)
Contingent sales charges	(294)	(1,344)	(3,003)	(2,563)
Contract terminations	(9,869)	(82,469)	(163,993)	(90,678)
Death benefit payments	—	(8,375)	(12,583)	—
Flexible withdrawal option payments	(6,426)	(9,972)	(29,525)	(8,525)
Transfers to other contracts	(626)	(50,651)	(53,272)	(254,260)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	761,357	817,846	1,363,853	589,243
Total increase (decrease)	779,281	1,228,777	2,052,553	903,471
Net assets as of December 31, 2019	943,274	2,707,946	4,488,888	2,018,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55,458	9,311	20,517	(19,231)
Total realized gains (losses) on investments	18,749	63,441	71,235	250,098
Change in net unrealized appreciation (depreciation)
of investments	32,384	631,363	713,572	668,132
Net gains (losses) on investments	106,591	704,115	805,324	898,999
Net increase (decrease) in net assets resulting from operations	106,591	704,115	805,324	898,999
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,944,988	1,077,986	1,641,819	1,374,713
Administration charges	(3,310)	(6,844)	(9,563)	(6,005)
Contingent sales charges	(109)	(1,123)	(1,896)	(1,171)
Contract terminations	(7,892)	(81,370)	(183,126)	(76,391)
Death benefit payments	(37,173)	(28,750)	(59,058)	—
Flexible withdrawal option payments	(20,198)	(24,095)	(35,335)	(25,464)
Transfers to other contracts	(341,684)	(373,417)	(585,404)	(616,539)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,534,622	562,387	767,437	649,143
Total increase (decrease)	2,641,213	1,266,502	1,572,761	1,548,142
Net assets as of December 31, 2020	$3,584,487	$3,974,448	$6,061,649	$3,566,369

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Net assets as of January 1, 2019	$190,865	$565,766	$109,851,868	$374,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,363	(5,506)	2,180,163	4,601
Total realized gains (losses) on investments	1,134	51,869	1,285,718	(704)
Change in net unrealized appreciation (depreciation)
of investments	12,508	100,412	5,630,180	8,999
Net gains (losses) on investments	16,005	146,775	9,096,061	12,896
Net increase (decrease) in net assets resulting from operations	16,005	146,775	9,096,061	12,896
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	254,814	421,412	18,006,353	143,868
Administration charges	(326)	(1,328)	(195,089)	(518)
Contingent sales charges	(252)	(753)	(42,409)	(144)
Contract terminations	(49,699)	(51,826)	(11,878,252)	(24,960)
Death benefit payments	—	—	(1,499,990)	—
Flexible withdrawal option payments	(1,196)	(8,787)	(2,839,355)	(2,077)
Transfers to other contracts	(5,460)	(37,404)	(4,324,992)	(27,670)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	197,881	321,314	(2,773,734)	88,499
Total increase (decrease)	213,886	468,089	6,322,327	101,395
Net assets as of December 31, 2019	404,751	1,033,855	116,174,195	475,876

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,155	(5,386)	2,659,352	2,569
Total realized gains (losses) on investments	3,045	(38,633)	1,391,012	2,970
Change in net unrealized appreciation (depreciation)
of investments	31,540	165,981	4,884,040	14,984
Net gains (losses) on investments	52,740	121,962	8,934,404	20,523
Net increase (decrease) in net assets resulting from operations	52,740	121,962	8,934,404	20,523
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,964,418	423,085	21,406,137	820,139
Administration charges	(2,128)	(1,733)	(171,368)	(1,101)
Contingent sales charges	(342)	(448)	(24,870)	(43)
Contract terminations	(82,770)	(38,550)	(7,800,682)	(14,998)
Death benefit payments	(5,130)	(45,032)	(1,255,577)	—
Flexible withdrawal option payments	(22,366)	(7,567)	(2,609,143)	(3,062)
Transfers to other contracts	(643,470)	(208,081)	(12,631,616)	(99,168)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,208,212	121,674	(3,087,119)	701,767
Total increase (decrease)	3,260,952	243,636	5,847,285	722,290
Net assets as of December 31, 2020	$3,665,703	$1,277,491	$122,021,480	$1,198,166

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net assets as of January 1, 2019	$2,167,255	$22,897,633	$968,136,022	$162,127,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,529)	218,809	3,734,011	319,902
Total realized gains (losses) on investments	196,713	1,117,534	84,500,620	5,564,880
Change in net unrealized appreciation (depreciation)
of investments	359,207	2,439,137	63,569,257	19,144,577
Net gains (losses) on investments	539,391	3,775,480	151,803,888	25,029,359
Net increase (decrease) in net assets resulting from operations	539,391	3,775,480	151,803,888	25,029,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	354,337	905,367	46,705,587	13,442,090
Administration charges	(90)	(8,346)	(10,323,389)	(2,001,598)
Contingent sales charges	(1,082)	(1,411)	(525,698)	(72,199)
Contract terminations	(236,671)	(1,855,657)	(90,434,349)	(11,123,886)
Death benefit payments	—	(165,242)	(5,478,184)	(1,658,860)
Flexible withdrawal option payments	(18,464)	(364,686)	(24,554,343)	(4,270,586)
Transfers to other contracts	(242,105)	(239,117)	(46,906,140)	(5,213,968)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(144,075)	(1,729,092)	(131,516,516)	(10,899,007)
Total increase (decrease)	395,316	2,046,388	20,287,372	14,130,352
Net assets as of December 31, 2019	2,562,571	24,944,021	988,423,394	176,257,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,327)	249,479	5,975,251	783,012
Total realized gains (losses) on investments	(34,051)	1,127,130	67,345,571	9,698,186
Change in net unrealized appreciation (depreciation)
of investments	(93,627)	1,122,595	24,377,874	6,867,915
Net gains (losses) on investments	(136,005)	2,499,204	97,698,696	17,349,113
Net increase (decrease) in net assets resulting from operations	(136,005)	2,499,204	97,698,696	17,349,113
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	239,994	951,014	42,057,560	13,890,998
Administration charges	(30)	(7,022)	(9,714,658)	(1,980,693)
Contingent sales charges	(716)	(775)	(287,063)	(45,961)
Contract terminations	(169,625)	(2,272,180)	(58,586,644)	(6,236,313)
Death benefit payments	—	(1,854,929)	(7,531,806)	(1,996,791)
Flexible withdrawal option payments	(14,301)	(365,717)	(24,119,232)	(4,498,014)
Transfers to other contracts	(217,565)	(549,178)	(48,230,975)	(7,628,068)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(162,243)	(4,098,787)	(106,412,818)	(8,494,842)
Total increase (decrease)	(298,248)	(1,599,583)	(8,714,122)	8,854,271
Net assets as of December 31, 2020	$2,264,323	$23,344,438	$979,709,272	$185,111,899

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net assets as of January 1, 2019	$66,955,631	$3,487,376,164	$325,257,138	$384,856,712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416,927)	11,958,519	406,034	(2,239,587)
Total realized gains (losses) on investments	1,326,396	295,846,413	12,349,158	5,364,547
Change in net unrealized appreciation (depreciation)
of investments	11,807,300	345,786,028	45,499,580	78,184,013
Net gains (losses) on investments	12,716,769	653,590,960	58,254,772	81,308,973
Net increase (decrease) in net assets resulting from operations	12,716,769	653,590,960	58,254,772	81,308,973
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	73,949,605	147,282,936	13,726,413	324,911,924
Administration charges	(1,317,223)	(39,331,937)	(3,749,938)	(7,257,561)
Contingent sales charges	(21,537)	(1,441,440)	(126,843)	(178,656)
Contract terminations	(818,931)	(255,966,308)	(21,464,539)	(6,793,358)
Death benefit payments	(671,614)	(18,529,748)	(1,214,988)	(601,321)
Flexible withdrawal option payments	(704,342)	(67,759,946)	(5,207,204)	(3,105,045)
Transfers to other contracts	(4,759,904)	(132,303,218)	(11,789,734)	(7,847,186)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	65,656,054	(368,049,661)	(29,826,833)	299,128,797
Total increase (decrease)	78,372,823	285,541,299	28,427,939	380,437,770
Net assets as of December 31, 2019	145,328,454	3,772,917,463	353,685,077	765,294,482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	271,864	18,547,326	1,293,061	1,220,899
Total realized gains (losses) on investments	2,722,123	264,031,043	22,799,496	15,684,125
Change in net unrealized appreciation (depreciation)
of investments	9,487,684	136,168,133	15,208,696	54,505,944
Net gains (losses) on investments	12,481,671	418,746,502	39,301,253	71,410,968
Net increase (decrease) in net assets resulting from operations	12,481,671	418,746,502	39,301,253	71,410,968
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,098,855	134,103,664	20,796,977	193,552,624
Administration charges	(2,099,836)	(38,052,271)	(3,710,306)	(10,919,945)
Contingent sales charges	(98,140)	(1,037,638)	(50,363)	(261,114)
Contract terminations	(2,786,893)	(205,225,396)	(10,014,768)	(7,414,881)
Death benefit payments	(766,099)	(12,508,780)	(865,298)	(913,050)
Flexible withdrawal option payments	(1,308,593)	(69,900,179)	(5,822,348)	(5,531,267)
Transfers to other contracts	(4,319,287)	(146,227,825)	(15,150,828)	(9,776,620)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	26,720,007	(338,848,425)	(14,816,934)	158,735,747
Total increase (decrease)	39,201,678	79,898,077	24,484,319	230,146,715
Net assets as of December 31, 2020	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net assets as of January 1, 2019	$241,402,310	$95,801,314	$37,421	$1,690,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	621,340	338,712	935	9,442
Total realized gains (losses) on investments	11,011,451	9,701,340	(55)	107,312
Change in net unrealized appreciation (depreciation)
of investments	21,449,329	9,270,883	4,066	419,422
Net gains (losses) on investments	33,082,120	19,310,935	4,946	536,176
Net increase (decrease) in net assets resulting from operations	33,082,120	19,310,935	4,946	536,176
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	65,939,995	6,385,097	3,525	374,426
Administration charges	(2,897,238)	(61,100)	(86)	(3,924)
Contingent sales charges	(162,331)	(30,172)	—	(640)
Contract terminations	(26,955,062)	(11,929,073)	—	(40,903)
Death benefit payments	(2,202,374)	(942,529)	—	—
Flexible withdrawal option payments	(5,463,588)	(1,205,096)	(1,440)	(14,364)
Transfers to other contracts	(22,880,114)	(3,845,569)	(86)	(50,826)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,379,288	(11,628,442)	1,913	263,769
Total increase (decrease)	38,461,408	7,682,493	6,859	799,945
Net assets as of December 31, 2019	279,863,718	103,483,807	44,280	2,490,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,591,219	1,274,077	486	5,328
Total realized gains (losses) on investments	12,143,118	4,062,681	(131)	154,720
Change in net unrealized appreciation (depreciation)
of investments	14,193,257	7,882,935	1,560	245,783
Net gains (losses) on investments	27,927,594	13,219,693	1,915	405,831
Net increase (decrease) in net assets resulting from operations	27,927,594	13,219,693	1,915	405,831
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	89,973,356	3,949,947	4,408	200,822
Administration charges	(3,226,449)	(54,065)	(94)	(4,301)
Contingent sales charges	(163,951)	(17,960)	—	(886)
Contract terminations	(28,878,389)	(7,900,815)	—	(105,877)
Death benefit payments	(589,872)	(728,145)	—	—
Flexible withdrawal option payments	(5,711,543)	(1,011,055)	(1,440)	(28,969)
Transfers to other contracts	(35,713,866)	(6,242,676)	(149)	(96,769)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	15,689,286	(12,004,769)	2,725	(35,980)
Total increase (decrease)	43,616,880	1,214,924	4,640	369,851
Net assets as of December 31, 2020	$323,480,598	$104,698,731	$48,920	$2,860,509

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division (1)	EQ GAMCO Small Company Value Class IB Division (1)	EQ Micro Cap Class IB Division (1)

Net assets as of January 1, 2019	$1,084,214	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,921)	—	204	(18)
Total realized gains (losses) on investments	37,708	—	1,281	965
Change in net unrealized appreciation (depreciation)
of investments	193,594	—	940	(410)
Net gains (losses) on investments	219,381	—	2,425	537
Net increase (decrease) in net assets resulting from operations	219,381	—	2,425	537
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	336,747	—	52,920	9,962
Administration charges	(905)	—	(51)	(19)
Contingent sales charges	(693)	—	—	—
Contract terminations	(120,429)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(4,128)	—	—	—
Transfers to other contracts	(44,773)	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	165,819	—	52,869	9,943
Total increase (decrease)	385,200	—	55,294	10,480
Net assets as of December 31, 2019	1,469,414	—	55,294	10,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(975)	1,527	295	(122)
Total realized gains (losses) on investments	(59,304)	6,995	2,612	7,606
Change in net unrealized appreciation (depreciation)
of investments	21,981	19,056	14,456	2,657
Net gains (losses) on investments	(38,298)	27,578	17,363	10,141
Net increase (decrease) in net assets resulting from operations	(38,298)	27,578	17,363	10,141
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,921	154,390	59,050	74,684
Administration charges	(1,088)	(126)	(205)	(56)
Contingent sales charges	(1,602)	—	—	—
Contract terminations	(147,181)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(8,087)	—	—	—
Transfers to other contracts	(159,893)	(1,031)	(531)	(2,306)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(123,930)	153,233	58,314	72,322
Total increase (decrease)	(162,228)	180,811	75,677	82,463
Net assets as of December 31, 2020	$1,307,186	$180,811	$130,971	$92,943

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	EQ SmartBeta Equity Class IB Division (1)	EQ Socially Responsible Class IB Division (1)	Equity Income Class 1 Division	Equity Income Class 2 Division

Net assets as of January 1, 2019	$—	$—	$215,812,201	$4,292,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	400	85	1,208,357	45,175
Total realized gains (losses) on investments	781	231	23,072,453	174,456
Change in net unrealized appreciation (depreciation)
of investments	1,599	832	30,640,488	1,124,305
Net gains (losses) on investments	2,780	1,148	54,921,298	1,343,936
Net increase (decrease) in net assets resulting from operations	2,780	1,148	54,921,298	1,343,936
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	59,782	16,214	5,972,692	2,302,515
Administration charges	(3)	(26)	(446,244)	(11,716)
Contingent sales charges	—	(22)	(101,083)	(2,315)
Contract terminations	—	(733)	(26,011,250)	(133,901)
Death benefit payments	—	—	(2,809,295)	—
Flexible withdrawal option payments	(381)	—	(5,450,172)	(40,411)
Transfers to other contracts	—	—	(12,413,317)	(85,653)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	59,398	15,433	(41,258,669)	2,028,519
Total increase (decrease)	62,178	16,581	13,662,629	3,372,455
Net assets as of December 31, 2019	62,178	16,581	229,474,830	7,664,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(259)	450	1,329,987	58,104
Total realized gains (losses) on investments	(3,237)	4,921	18,629,425	222,929
Change in net unrealized appreciation (depreciation)
of investments	22,368	16,216	(9,771,960)	85,192
Net gains (losses) on investments	18,872	21,587	10,187,452	366,225
Net increase (decrease) in net assets resulting from operations	18,872	21,587	10,187,452	366,225
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	267,224	144,064	16,274,399	2,446,895
Administration charges	(326)	(245)	(374,722)	(15,966)
Contingent sales charges	(88)	—	(47,588)	(4,443)
Contract terminations	(17,783)	—	(17,140,719)	(251,235)
Death benefit payments	—	—	(2,591,237)	(60,290)
Flexible withdrawal option payments	(436)	—	(4,807,423)	(53,844)
Transfers to other contracts	(13,786)	(11,682)	(15,227,238)	(1,638,227)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	234,805	132,137	(23,914,528)	422,890
Total increase (decrease)	253,677	153,724	(13,727,076)	789,115
Net assets as of December 31, 2020	$315,855	$170,305	$215,747,754	$8,453,919

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division (1)

Net assets as of January 1, 2019	$32,951,781	$43,924,413	$25,518,195	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(333,085)	(563,026)	120,635	2,065
Total realized gains (losses) on investments	5,734,709	8,707,403	2,203,854	585
Change in net unrealized appreciation (depreciation)
of investments	3,690,848	4,283,215	3,877,696	5,842
Net gains (losses) on investments	9,092,472	12,427,592	6,202,185	8,492
Net increase (decrease) in net assets resulting from operations	9,092,472	12,427,592	6,202,185	8,492
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	357,822	4,257,075	1,142,273	133,714
Administration charges	(4,743)	(76,806)	(4,853)	(153)
Contingent sales charges	(3,893)	(31,776)	(7,255)	—
Contract terminations	(4,621,020)	(5,389,702)	(2,814,749)	—
Death benefit payments	(278,948)	(492,209)	(136,353)	—
Flexible withdrawal option payments	(406,941)	(690,728)	(318,062)	—
Transfers to other contracts	(1,226,925)	(3,295,351)	(1,000,551)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,184,648)	(5,719,497)	(3,139,550)	133,561
Total increase (decrease)	2,907,824	6,708,095	3,062,635	142,053
Net assets as of December 31, 2019	35,859,605	50,632,508	28,580,830	142,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(419,146)	(655,248)	69,101	2,017
Total realized gains (losses) on investments	3,046,756	3,699,976	1,013,182	15,824
Change in net unrealized appreciation (depreciation)
of investments	6,695,254	10,214,633	104,451	46,873
Net gains (losses) on investments	9,322,864	13,259,361	1,186,734	64,714
Net increase (decrease) in net assets resulting from operations	9,322,864	13,259,361	1,186,734	64,714
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	787,688	5,828,009	1,968,064	365,903
Administration charges	(5,975)	(74,433)	(4,000)	(873)
Contingent sales charges	(2,291)	(22,515)	(5,396)	(1,125)
Contract terminations	(2,784,301)	(4,093,983)	(1,913,890)	(81,305)
Death benefit payments	(700,686)	(304,527)	(138,135)	—
Flexible withdrawal option payments	(367,543)	(666,381)	(279,737)	(1,765)
Transfers to other contracts	(2,630,580)	(5,983,256)	(1,834,617)	(3,477)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,703,688)	(5,317,086)	(2,207,711)	277,358
Total increase (decrease)	3,619,176	7,942,275	(1,020,977)	342,072
Net assets as of December 31, 2020	$39,478,781	$58,574,783	$27,559,853	$484,125

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Freedom 2030 Service Class 2 Division (1)	Fidelity VIP Freedom 2040 Service Class 2 Division (1)	Fidelity VIP Freedom 2050 Service Class 2 Division (1)	Fidelity VIP Government Money Market Initial Class Division

Net assets as of January 1, 2019	$—	$—	$—	$41,119,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,331	8,774	1,688	266,726
Total realized gains (losses) on investments	4,338	1,167	603	—
Change in net unrealized appreciation (depreciation)
of investments	3,841	26,451	4,898	—
Net gains (losses) on investments	12,510	36,392	7,189	266,726
Net increase (decrease) in net assets resulting from operations	12,510	36,392	7,189	266,726
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	329,174	683,226	170,611	10,155,231
Administration charges	(163)	(102)	(63)	(25,964)
Contingent sales charges	(56)	—	—	(41,582)
Contract terminations	(1,889)	—	—	(11,121,400)
Death benefit payments	(41,394)	—	—	(965,685)
Flexible withdrawal option payments	—	—	—	(572,868)
Transfers to other contracts	—	—	—	(7,351,240)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	285,672	683,124	170,548	(9,923,508)
Total increase (decrease)	298,182	719,516	177,737	(9,656,782)
Net assets as of December 31, 2019	298,182	719,516	177,737	31,462,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,957	1,943	693	(361,744)
Total realized gains (losses) on investments	22,448	40,030	11,886	—
Change in net unrealized appreciation (depreciation)
of investments	108,454	198,010	59,728	—
Net gains (losses) on investments	135,859	239,983	72,307	(361,744)
Net increase (decrease) in net assets resulting from operations	135,859	239,983	72,307	(361,744)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	830,694	448,350	469,139	37,292,998
Administration charges	(2,113)	(2,873)	(729)	(27,639)
Contingent sales charges	(1)	(22)	(106)	(35,892)
Contract terminations	(77)	(1,573)	(7,646)	(11,321,620)
Death benefit payments	—	—	—	(185,984)
Flexible withdrawal option payments	(8,132)	(600)	—	(719,601)
Transfers to other contracts	(88,799)	(4,367)	(266,306)	(14,223,229)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	731,572	438,915	194,352	10,779,033
Total increase (decrease)	867,431	678,898	266,659	10,417,289
Net assets as of December 31, 2020	$1,165,613	$1,398,414	$444,396	$41,879,734

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net assets as of January 1, 2019	$7,639,080	$12,987,148	$10,302,386	$77,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52,730	(161,364)	(163,244)	(129)
Total realized gains (losses) on investments	—	2,280,640	1,227,151	9,358
Change in net unrealized appreciation (depreciation)
of investments	—	1,810,114	2,110,429	8,063
Net gains (losses) on investments	52,730	3,929,390	3,174,336	17,292
Net increase (decrease) in net assets resulting from operations	52,730	3,929,390	3,174,336	17,292
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,455,294	306,636	714,669	—
Administration charges	(44,757)	(2,752)	(1,329)	—
Contingent sales charges	(9,634)	(1,732)	(6,081)	—
Contract terminations	(555,702)	(2,056,424)	(1,094,877)	—
Death benefit payments	—	(52,466)	(203,412)	—
Flexible withdrawal option payments	(22,259)	(118,771)	(101,295)	—
Transfers to other contracts	(13,664,763)	(427,848)	(497,605)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,158,179	(2,353,357)	(1,189,930)	—
Total increase (decrease)	1,210,909	1,576,033	1,984,406	17,292
Net assets as of December 31, 2019	8,849,989	14,563,181	12,286,792	95,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(103,742)	(195,875)	(186,196)	(342)
Total realized gains (losses) on investments	—	2,987,917	1,873,573	(98)
Change in net unrealized appreciation (depreciation)
of investments	—	2,863,822	2,909,081	16,555
Net gains (losses) on investments	(103,742)	5,655,864	4,596,458	16,115
Net increase (decrease) in net assets resulting from operations	(103,742)	5,655,864	4,596,458	16,115
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	23,767,144	974,195	1,333,222	—
Administration charges	(65,974)	(3,559)	(1,642)	—
Contingent sales charges	(38,121)	(710)	(4,191)	—
Contract terminations	(1,434,763)	(862,955)	(849,371)	—
Death benefit payments	—	(209,492)	(76,783)	—
Flexible withdrawal option payments	(42,053)	(100,907)	(116,582)	—
Transfers to other contracts	(16,505,205)	(1,459,240)	(2,060,042)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,681,028	(1,662,668)	(1,775,389)	—
Total increase (decrease)	5,577,286	3,993,196	2,821,069	16,115
Net assets as of December 31, 2020	$14,427,275	$18,556,377	$15,107,861	$111,365

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net assets as of January 1, 2019	$21,792,487	$22,376,768	$790,450	$86,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(163,979)	16,243	11,770	24,631
Total realized gains (losses) on investments	2,042,644	2,751,034	23,464	9,270
Change in net unrealized appreciation (depreciation)
of investments	2,756,548	2,595,098	139,722	30,265
Net gains (losses) on investments	4,635,213	5,362,375	174,956	64,166
Net increase (decrease) in net assets resulting from operations	4,635,213	5,362,375	174,956	64,166
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,304,734	1,292,158	509,082	1,113,017
Administration charges	(14,225)	(67,975)	(1,215)	(944)
Contingent sales charges	(15,338)	(17,299)	(246)	(153)
Contract terminations	(2,209,487)	(3,072,700)	(46,102)	(5,137)
Death benefit payments	(85,925)	(179,895)	—	—
Flexible withdrawal option payments	(166,826)	(599,556)	(1,508)	(4,745)
Transfers to other contracts	(2,306,293)	(1,603,451)	(28,207)	(7)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(493,360)	(4,248,718)	431,804	1,102,031
Total increase (decrease)	4,141,853	1,113,657	606,760	1,166,197
Net assets as of December 31, 2019	25,934,340	23,490,425	1,397,210	1,252,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(209,408)	(254,371)	29,049	80,783
Total realized gains (losses) on investments	(914,651)	1,417,017	117,688	(34,698)
Change in net unrealized appreciation (depreciation)
of investments	4,815,549	1,740,282	(239,951)	(30,655)
Net gains (losses) on investments	3,691,490	2,902,928	(93,214)	15,430
Net increase (decrease) in net assets resulting from operations	3,691,490	2,902,928	(93,214)	15,430
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,641,628	1,897,523	327,705	1,019,563
Administration charges	(17,233)	(58,558)	(1,761)	(2,642)
Contingent sales charges	(9,548)	(7,435)	(358)	(122)
Contract terminations	(1,552,586)	(1,483,840)	(36,823)	(8,847)
Death benefit payments	(110,989)	(156,638)	—	(6,921)
Flexible withdrawal option payments	(198,026)	(552,553)	(9,178)	(15,205)
Transfers to other contracts	(2,867,608)	(1,863,036)	(114,421)	(287,594)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,114,362)	(2,224,537)	165,164	698,232
Total increase (decrease)	1,577,128	678,391	71,950	713,662
Net assets as of December 31, 2020	$27,511,468	$24,168,816	$1,469,160	$1,966,380

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division (1)	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net assets as of January 1, 2019	$1,479,523	$3,646,965	$—	$10,677,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,872	(15,987)	(322)	(78,279)
Total realized gains (losses) on investments	307,264	480,650	11	346,567
Change in net unrealized appreciation (depreciation)
of investments	163,124	385,729	322	2,732,906
Net gains (losses) on investments	472,260	850,392	11	3,001,194
Net increase (decrease) in net assets resulting from operations	472,260	850,392	11	3,001,194
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,072,683	341,987	323,162	386,727
Administration charges	(5,237)	(35)	(168)	(532)
Contingent sales charges	(864)	(2,441)	—	(7,948)
Contract terminations	(54,838)	(457,557)	—	(1,444,623)
Death benefit payments	(11,828)	(64,713)	—	(309,879)
Flexible withdrawal option payments	(7,351)	(19,302)	—	(76,807)
Transfers to other contracts	(102,379)	(250,946)	(374)	(390,861)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	890,186	(453,007)	322,620	(1,843,923)
Total increase (decrease)	1,362,446	397,385	322,631	1,157,271
Net assets as of December 31, 2019	2,841,969	4,044,350	322,631	11,835,201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,246	1,785	13,904	(80,726)
Total realized gains (losses) on investments	135,417	(151,549)	(1,109)	(205,423)
Change in net unrealized appreciation (depreciation)
of investments	449,713	186,938	1,873	997,928
Net gains (losses) on investments	597,376	37,174	14,668	711,779
Net increase (decrease) in net assets resulting from operations	597,376	37,174	14,668	711,779
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,481,092	396,604	2,454,194	979,079
Administration charges	(7,952)	(5)	(2,713)	(433)
Contingent sales charges	(1,079)	(1,403)	(2,053)	(4,078)
Contract terminations	(84,475)	(293,266)	(98,572)	(826,582)
Death benefit payments	(49,577)	(87,428)	(36,863)	(28,234)
Flexible withdrawal option payments	(12,490)	(16,806)	(1,001)	(66,614)
Transfers to other contracts	(626,262)	(578,181)	(261,746)	(728,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	699,257	(580,485)	2,051,246	(675,066)
Total increase (decrease)	1,296,633	(543,311)	2,065,914	36,713
Net assets as of December 31, 2020	$4,138,602	$3,501,039	$2,388,545	$11,871,914

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net assets as of January 1, 2019	$658,026	$46,407	$5,727,684	$337,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,841)	1,333	(58,023)	(3,112)
Total realized gains (losses) on investments	42,911	(78)	(150,821)	5,058
Change in net unrealized appreciation (depreciation)
of investments	190,535	2,912	1,444,467	90,363
Net gains (losses) on investments	230,605	4,167	1,235,623	92,309
Net increase (decrease) in net assets resulting from operations	230,605	4,167	1,235,623	92,309
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	587,437	18,252	288,382	221,981
Administration charges	(1,926)	(211)	(122)	(999)
Contingent sales charges	(289)	(6)	(4,596)	(446)
Contract terminations	(17,974)	(265)	(827,900)	(14,963)
Death benefit payments	—	—	(21,182)	—
Flexible withdrawal option payments	(3,986)	(50)	(53,911)	(2,671)
Transfers to other contracts	(6,968)	(582)	(428,094)	(5,344)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	556,294	17,138	(1,047,423)	197,558
Total increase (decrease)	786,899	21,305	188,200	289,867
Net assets as of December 31, 2019	1,444,925	67,712	5,915,884	626,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,240)	1,690	(59,988)	(5,126)
Total realized gains (losses) on investments	(5,929)	25,456	(195,543)	(9,203)
Change in net unrealized appreciation (depreciation)
of investments	125,774	6,890	560,284	71,204
Net gains (losses) on investments	112,605	34,036	304,753	56,875
Net increase (decrease) in net assets resulting from operations	112,605	34,036	304,753	56,875
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	461,442	343,013	457,466	79,234
Administration charges	(3,682)	(333)	(100)	(1,119)
Contingent sales charges	(144)	—	(1,527)	(128)
Contract terminations	(17,257)	—	(352,504)	(24,472)
Death benefit payments	—	—	(11,652)	—
Flexible withdrawal option payments	(4,460)	(372)	(52,900)	(3,058)
Transfers to other contracts	(195,208)	(278,159)	(529,219)	(61,073)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	240,691	64,149	(490,436)	(10,616)
Total increase (decrease)	353,296	98,185	(185,683)	46,259
Net assets as of December 31, 2020	$1,798,221	$165,897	$5,730,201	$673,126

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net assets as of January 1, 2019	$83,790,376	$3,430,574	$181,839	$202,939

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,150,900	111,927	(385)	(825)
Total realized gains (losses) on investments	(1,262,280)	(22,693)	(4,240)	(16,156)
Change in net unrealized appreciation (depreciation)
of investments	4,202,128	101,575	18,197	22,140
Net gains (losses) on investments	4,090,748	190,809	13,572	5,159
Net increase (decrease) in net assets resulting from operations	4,090,748	190,809	13,572	5,159
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,851,136	753,872	24,690	21,445
Administration charges	(106,735)	(1,211)	(185)	(372)
Contingent sales charges	(25,908)	(647)	(43)	(179)
Contract terminations	(9,059,494)	(119,685)	(6,782)	(32,060)
Death benefit payments	(1,055,239)	(13,158)	—	—
Flexible withdrawal option payments	(2,070,904)	(46,239)	(99)	(1,128)
Transfers to other contracts	(3,224,422)	(981,320)	(34,852)	(51,524)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,691,566)	(408,388)	(17,271)	(63,818)
Total increase (decrease)	(2,600,818)	(217,579)	(3,699)	(58,659)
Net assets as of December 31, 2019	81,189,558	3,212,995	178,140	144,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,034,481	135,199	5,288	(177)
Total realized gains (losses) on investments	(894,931)	(58,514)	(653)	(2,715)
Change in net unrealized appreciation (depreciation)
of investments	1,062,854	(133,041)	(2,249)	12,812
Net gains (losses) on investments	1,202,404	(56,356)	2,386	9,920
Net increase (decrease) in net assets resulting from operations	1,202,404	(56,356)	2,386	9,920
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	18,721,812	374,172	113,567	65,415
Administration charges	(97,613)	(1,346)	(277)	(484)
Contingent sales charges	(20,713)	(477)	(55)	(24)
Contract terminations	(7,131,126)	(72,856)	(10,917)	(4,817)
Death benefit payments	(947,507)	(17,434)	—	—
Flexible withdrawal option payments	(1,845,357)	(33,334)	(1,415)	(1,293)
Transfers to other contracts	(9,497,488)	(529,567)	(93,960)	(5,761)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(817,992)	(280,842)	6,943	53,036
Total increase (decrease)	384,412	(337,198)	9,329	62,956
Net assets as of December 31, 2020	$81,573,970	$2,875,797	$187,469	$207,236

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net assets as of January 1, 2019	$538,657	$40,998,831	$3,825,520	$310,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,804	(172,823)	(56,364)	(4,338)
Total realized gains (losses) on investments	225	1,571,045	974,866	(4,186)
Change in net unrealized appreciation (depreciation)
of investments	13,267	4,885,242	326,403	54,256
Net gains (losses) on investments	19,296	6,283,464	1,244,905	45,732
Net increase (decrease) in net assets resulting from operations	19,296	6,283,464	1,244,905	45,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	27,174	5,325,030	92,009	155,166
Administration charges	(367)	(9,248)	(851)	(779)
Contingent sales charges	(69)	(21,911)	(521)	(296)
Contract terminations	(12,337)	(5,806,117)	(618,229)	(20,201)
Death benefit payments	—	(394,153)	(61,321)	—
Flexible withdrawal option payments	(391)	(339,007)	(53,990)	—
Transfers to other contracts	(13,019)	(2,969,118)	(121,146)	(944)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	991	(4,214,524)	(764,049)	132,946
Total increase (decrease)	20,287	2,068,940	480,856	178,678
Net assets as of December 31, 2019	558,944	43,067,771	4,306,376	488,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	570	419,136	(56,730)	41,326
Total realized gains (losses) on investments	8,639	759,304	733,620	19,674
Change in net unrealized appreciation (depreciation)
of investments	22,439	5,253,715	929,464	(6,553)
Net gains (losses) on investments	31,648	6,432,155	1,606,354	54,447
Net increase (decrease) in net assets resulting from operations	31,648	6,432,155	1,606,354	54,447
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,027	2,337,041	369,631	164,861
Administration charges	(569)	(9,722)	(1,073)	(1,378)
Contingent sales charges	(218)	(11,618)	(212)	(39)
Contract terminations	(43,975)	(3,660,142)	(257,890)	(2,081)
Death benefit payments	—	(491,665)	(13,741)	—
Flexible withdrawal option payments	(1,686)	(300,483)	(54,892)	(3,750)
Transfers to other contracts	(196,532)	(3,807,701)	(428,793)	(88,947)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,047	(5,944,290)	(386,970)	68,666
Total increase (decrease)	34,695	487,865	1,219,384	123,113
Net assets as of December 31, 2020	$593,639	$43,555,636	$5,525,760	$611,871

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Net assets as of January 1, 2019	$12,517,650	$6,469,297	$1,313,206	$6,592,203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51,201)	(85,790)	(19,030)	4,630
Total realized gains (losses) on investments	2,153,158	(68,527)	38,176	567,319
Change in net unrealized appreciation (depreciation)
of investments	1,103,853	1,930,700	531,392	1,068,605
Net gains (losses) on investments	3,205,810	1,776,383	550,538	1,640,554
Net increase (decrease) in net assets resulting from operations	3,205,810	1,776,383	550,538	1,640,554
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	170,629	249,595	1,206,134	378,967
Administration charges	(1,855)	(938)	(5,211)	(11,682)
Contingent sales charges	(1,273)	(963)	(1,140)	(4,184)
Contract terminations	(1,511,228)	(943,217)	(85,174)	(753,222)
Death benefit payments	(200,210)	(5,452)	(11,396)	(28,283)
Flexible withdrawal option payments	(192,850)	(76,772)	(10,063)	(77,387)
Transfers to other contracts	(439,309)	(449,715)	(80,198)	(798,094)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,176,096)	(1,227,462)	1,012,952	(1,293,885)
Total increase (decrease)	1,029,714	548,921	1,563,490	346,669
Net assets as of December 31, 2019	13,547,364	7,018,218	2,876,696	6,938,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,299	(64,479)	(28,136)	54,583
Total realized gains (losses) on investments	3,347,189	(80,558)	151,664	167,420
Change in net unrealized appreciation (depreciation)
of investments	(1,836,432)	873,416	438,144	511,790
Net gains (losses) on investments	1,515,056	728,379	561,672	733,793
Net increase (decrease) in net assets resulting from operations	1,515,056	728,379	561,672	733,793
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	382,525	481,982	2,062,865	502,909
Administration charges	(1,687)	(933)	(8,404)	(10,136)
Contingent sales charges	(650)	(442)	(861)	(3,518)
Contract terminations	(789,802)	(380,366)	(76,049)	(713,022)
Death benefit payments	(176,211)	(16,064)	(6,009)	(14,279)
Flexible withdrawal option payments	(171,263)	(65,420)	(32,011)	(73,246)
Transfers to other contracts	(669,204)	(659,316)	(312,210)	(698,336)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,426,292)	(640,559)	1,627,321	(1,009,628)
Total increase (decrease)	88,764	87,820	2,188,993	(275,835)
Net assets as of December 31, 2020	$13,636,128	$7,106,038	$5,065,689	$6,663,037

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Net assets as of January 1, 2019	$860,949	$—	$401,715	$5,591,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,610	—	(5,779)	(90,284)
Total realized gains (losses) on investments	84,942	—	41,999	498,849
Change in net unrealized appreciation (depreciation)
of investments	180,327	—	59,327	954,401
Net gains (losses) on investments	269,879	—	95,547	1,362,966
Net increase (decrease) in net assets resulting from operations	269,879	—	95,547	1,362,966
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	638,020	—	37,485	522,309
Administration charges	(2,536)	—	(82)	(7,849)
Contingent sales charges	(228)	—	(29)	(1,893)
Contract terminations	(8,255)	—	(33,883)	(491,151)
Death benefit payments	—	—	—	(4,012)
Flexible withdrawal option payments	(16,431)	—	(1,232)	(78,722)
Transfers to other contracts	(49,798)	—	(51,548)	(345,316)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	560,772	—	(49,289)	(406,634)
Total increase (decrease)	830,651	—	46,258	956,332
Net assets as of December 31, 2019	1,691,600	—	447,973	6,547,810

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,351	(9,540)	(3,780)	(62,001)
Total realized gains (losses) on investments	39,596	61,392	9,727	17,601
Change in net unrealized appreciation (depreciation)
of investments	225,429	358,599	67,223	1,367,033
Net gains (losses) on investments	290,376	410,451	73,170	1,322,633
Net increase (decrease) in net assets resulting from operations	290,376	410,451	73,170	1,322,633
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	595,469	1,063,813	25,059	478,111
Administration charges	(3,888)	(125)	(51)	(7,522)
Contingent sales charges	(295)	(113)	(10)	(2,753)
Contract terminations	(22,110)	(137,795)	(11,906)	(609,281)
Death benefit payments	—	(13,308)	—	(15,748)
Flexible withdrawal option payments	(18,256)	(4,649)	(1,346)	(69,281)
Transfers to other contracts	(110,490)	(160,273)	(70,402)	(1,102,673)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	440,430	747,550	(58,656)	(1,329,147)
Total increase (decrease)	730,806	1,158,001	14,514	(6,514)
Net assets as of December 31, 2020	$2,422,406	$1,158,001	$462,487	$6,541,296

(1) Commenced operations April 30, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net assets as of January 1, 2019	$3,046,570	$2,905,478	$8,592,280	$1,857,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40,921)	(38,429)	(124,065)	44,918
Total realized gains (losses) on investments	532,746	392,134	1,688,471	237
Change in net unrealized appreciation (depreciation)
of investments	433,265	448,184	1,213,597	123,943
Net gains (losses) on investments	925,090	801,889	2,778,003	169,098
Net increase (decrease) in net assets resulting from operations	925,090	801,889	2,778,003	169,098
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	147,274	340,357	457,116	1,321,164
Administration charges	(286)	(10,277)	(1,754)	(2,334)
Contingent sales charges	(489)	(2,066)	(992)	(682)
Contract terminations	(580,088)	(371,928)	(1,177,694)	(83,777)
Death benefit payments	(8,570)	—	(18,949)	(20,635)
Flexible withdrawal option payments	(28,702)	(58,128)	(53,542)	(20,194)
Transfers to other contracts	(462,340)	(287,684)	(507,173)	(105,029)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(933,201)	(389,726)	(1,302,988)	1,088,513
Total increase (decrease)	(8,111)	412,163	1,475,015	1,257,611
Net assets as of December 31, 2019	3,038,459	3,317,641	10,067,295	3,115,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42,418)	(28,761)	(114,370)	70,922
Total realized gains (losses) on investments	673,173	(132,684)	1,487,598	162,797
Change in net unrealized appreciation (depreciation)
of investments	528,700	359,173	141,201	143,581
Net gains (losses) on investments	1,159,455	197,728	1,514,429	377,300
Net increase (decrease) in net assets resulting from operations	1,159,455	197,728	1,514,429	377,300
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	561,746	449,479	188,625	7,904,243
Administration charges	(327)	(8,945)	(1,269)	(6,990)
Contingent sales charges	(176)	(980)	(724)	(1,496)
Contract terminations	(213,961)	(198,720)	(879,797)	(198,771)
Death benefit payments	(97,289)	(22,786)	(98,379)	(8,827)
Flexible withdrawal option payments	(18,975)	(48,403)	(43,553)	(32,278)
Transfers to other contracts	(601,551)	(494,061)	(593,625)	(3,810,475)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(370,533)	(324,416)	(1,428,722)	3,845,406
Total increase (decrease)	788,922	(126,688)	85,707	4,222,706
Net assets as of December 31, 2020	$3,827,381	$3,190,953	$10,153,002	$7,338,273

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Net assets as of January 1, 2019	$—	$102,802,630	$88,546,808	$7,079,947

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(622)	(1,766,218)	513,565	136,360
Total realized gains (losses) on investments	210	22,244,194	12,389,698	627,806
Change in net unrealized appreciation (depreciation)
of investments	25,001	17,797,460	11,618,691	1,957,657
Net gains (losses) on investments	24,589	38,275,436	24,521,954	2,721,823
Net increase (decrease) in net assets resulting from operations	24,589	38,275,436	24,521,954	2,721,823
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	325,614	55,899,675	3,993,973	6,991,181
Administration charges	(197)	(61,439)	(42,196)	(24,142)
Contingent sales charges	—	(31,815)	(30,388)	(4,456)
Contract terminations	—	(16,081,195)	(11,209,850)	(193,704)
Death benefit payments	—	(1,750,829)	(705,983)	(43,155)
Flexible withdrawal option payments	—	(1,475,175)	(1,336,707)	(53,185)
Transfers to other contracts	(1,814)	(8,607,753)	(4,132,556)	(637,861)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	323,603	27,891,469	(13,463,707)	6,034,678
Total increase (decrease)	348,192	66,166,905	11,058,247	8,756,501
Net assets as of December 31, 2019	348,192	168,969,535	99,605,055	15,836,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,663)	(2,173,322)	459,392	190,001
Total realized gains (losses) on investments	120,788	21,734,179	15,239,642	1,409,259
Change in net unrealized appreciation (depreciation)
of investments	539,689	33,666,453	(232,127)	2,330,309
Net gains (losses) on investments	648,814	53,227,310	15,466,907	3,929,569
Net increase (decrease) in net assets resulting from operations	648,814	53,227,310	15,466,907	3,929,569
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,689,906	8,780,254	10,965,708	11,398,409
Administration charges	(3,346)	(78,910)	(37,267)	(43,666)
Contingent sales charges	(129)	(27,831)	(22,682)	(6,147)
Contract terminations	(10,125)	(16,163,633)	(9,155,325)	(413,098)
Death benefit payments	(8,530)	(2,192,786)	(976,039)	(82,174)
Flexible withdrawal option payments	(4,792)	(1,608,301)	(1,276,826)	(105,498)
Transfers to other contracts	(359,647)	(13,595,946)	(9,995,961)	(2,713,822)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,303,337	(24,887,153)	(10,498,392)	8,034,004
Total increase (decrease)	2,952,151	28,340,157	4,968,515	11,963,573
Net assets as of December 31, 2020	$3,300,343	$197,309,692	$104,573,570	$27,800,021

(1) Commenced operations June 7, 2019. Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net assets as of January 1, 2019	$5,717,283	$2,463,304	$12,388,418	$4,680,953

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,924	(46,892)	352,152	23,441
Total realized gains (losses) on investments	359,038	939,941	(102,330)	234,008
Change in net unrealized appreciation (depreciation)
of investments	1,023,593	250,524	2,611,742	971,917
Net gains (losses) on investments	1,398,555	1,143,573	2,861,564	1,229,366
Net increase (decrease) in net assets resulting from operations	1,398,555	1,143,573	2,861,564	1,229,366
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,614,093	2,204,502	2,913,777	669,885
Administration charges	(4,680)	(4,190)	(6,580)	(229)
Contingent sales charges	(2,826)	(2,510)	(7,674)	(3,033)
Contract terminations	(503,270)	(370,555)	(1,212,561)	(546,096)
Death benefit payments	(3,378)	—	(400,308)	(51,676)
Flexible withdrawal option payments	(35,728)	(45,400)	(149,056)	(48,465)
Transfers to other contracts	(695,143)	(582,083)	(1,103,478)	(638,446)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	369,068	1,199,764	34,120	(618,060)
Total increase (decrease)	1,767,623	2,343,337	2,895,684	611,306
Net assets as of December 31, 2019	7,484,906	4,806,641	15,284,102	5,292,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32,548)	(58,306)	123,876	(4,539)
Total realized gains (losses) on investments	355,566	448,537	271,979	183,214
Change in net unrealized appreciation (depreciation)
of investments	1,090,347	1,874,655	42,454	(237,955)
Net gains (losses) on investments	1,413,365	2,264,886	438,309	(59,280)
Net increase (decrease) in net assets resulting from operations	1,413,365	2,264,886	438,309	(59,280)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,316,459	3,019,957	1,900,123	614,495
Administration charges	(6,465)	(9,828)	(8,954)	(89)
Contingent sales charges	(3,118)	(1,590)	(5,239)	(2,356)
Contract terminations	(388,675)	(241,800)	(928,464)	(477,629)
Death benefit payments	—	(21,408)	(84,462)	(346)
Flexible withdrawal option payments	(34,301)	(48,459)	(154,112)	(53,090)
Transfers to other contracts	(1,435,100)	(2,260,745)	(1,789,164)	(1,016,856)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	448,800	436,127	(1,070,272)	(935,871)
Total increase (decrease)	1,862,165	2,701,013	(631,963)	(995,151)
Net assets as of December 31, 2020	$9,347,071	$7,507,654	$14,652,139	$4,297,108

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Net assets as of January 1, 2019	$283,507,349	$—	$2,453,269	$3,204,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,397,099)	—	(39,535)	(53,606)
Total realized gains (losses) on investments	67,777,369	—	339,120	828,470
Change in net unrealized appreciation (depreciation)
of investments	45,967,907	—	464,714	202,087
Net gains (losses) on investments	110,348,177	—	764,299	976,951
Net increase (decrease) in net assets resulting from operations	110,348,177	—	764,299	976,951
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,681,901	—	989,491	3,972,039
Administration charges	(222,347)	—	(5,278)	(13,400)
Contingent sales charges	(99,038)	—	(2,172)	(5,994)
Contract terminations	(36,849,537)	—	(304,518)	(1,079,093)
Death benefit payments	(3,673,104)	—	(12,863)	(137,595)
Flexible withdrawal option payments	(4,328,708)	—	(24,535)	(81,785)
Transfers to other contracts	(19,885,148)	—	(351,589)	(201,992)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(55,375,981)	—	288,536	2,452,180
Total increase (decrease)	54,972,196	—	1,052,835	3,429,131
Net assets as of December 31, 2019	338,479,545	—	3,506,104	6,633,874

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,815,981)	(1,052)	(41,812)	(51,285)
Total realized gains (losses) on investments	41,378,330	155,591	319,099	453,213
Change in net unrealized appreciation (depreciation)
of investments	9,607,032	278,099	903,934	602,708
Net gains (losses) on investments	49,169,381	432,638	1,181,221	1,004,636
Net increase (decrease) in net assets resulting from operations	49,169,381	432,638	1,181,221	1,004,636
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	12,341,296	3,380,401	589,433	160,254
Administration charges	(185,708)	(2,083)	(6,127)	(11,888)
Contingent sales charges	(58,138)	(32)	(1,813)	(1,926)
Contract terminations	(25,498,930)	(2,276)	(227,541)	(390,329)
Death benefit payments	(4,107,656)	1	(1,047)	(73,599)
Flexible withdrawal option payments	(3,947,174)	(588)	(32,802)	(70,324)
Transfers to other contracts	(25,754,437)	(241,469)	(625,126)	(636,354)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(47,210,747)	3,133,954	(305,023)	(1,024,166)
Total increase (decrease)	1,958,634	3,566,592	876,198	(19,530)
Net assets as of December 31, 2020	$340,438,179	$3,566,592	$4,382,302	$6,614,344

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Net assets as of January 1, 2019	$1,506	$2,747,439	$100,446	$43,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	37,455	1,758	1,598
Total realized gains (losses) on investments	663	(63,142)	196	(944)
Change in net unrealized appreciation (depreciation)
of investments	430	280,847	8,554	3,743
Net gains (losses) on investments	1,100	255,160	10,508	4,397
Net increase (decrease) in net assets resulting from operations	1,100	255,160	10,508	4,397
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	14,856	161,892	2,418	7,213
Administration charges	(14)	—	(201)	(168)
Contingent sales charges	—	(2,063)	—	(4)
Contract terminations	—	(371,482)	—	(176)
Death benefit payments	—	(39,518)	—	—
Flexible withdrawal option payments	—	(52,877)	—	(903)
Transfers to other contracts	(1,886)	(279,868)	(785)	(2,691)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	12,956	(583,916)	1,432	3,271
Total increase (decrease)	14,056	(328,756)	11,940	7,668
Net assets as of December 31, 2019	15,562	2,418,683	112,386	51,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(73)	72,193	5,899	2,335
Total realized gains (losses) on investments	1,149	(42,629)	1,120	(1,217)
Change in net unrealized appreciation (depreciation)
of investments	5,446	77,337	7,973	2,360
Net gains (losses) on investments	6,522	106,901	14,992	3,478
Net increase (decrease) in net assets resulting from operations	6,522	106,901	14,992	3,478
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	29,611	142,691	84,502	22,845
Administration charges	(82)	—	(440)	(185)
Contingent sales charges	—	(1,096)	(8)	(4)
Contract terminations	—	(222,146)	(598)	(174)
Death benefit payments	—	(14,103)	(47,030)	—
Flexible withdrawal option payments	—	(35,982)	—	(1,639)
Transfers to other contracts	(1,755)	(269,415)	(518)	(3,575)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	27,774	(400,051)	35,908	17,268
Total increase (decrease)	34,296	(293,150)	50,900	20,746
Net assets as of December 31, 2020	$49,858	$2,125,533	$163,286	$72,222

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net assets as of January 1, 2019	$17,923,374	$1,028,500	$21,623,124	$91,428,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	682,969	16,403	366,519	171,149
Total realized gains (losses) on investments	(136,964)	4,074	(222,581)	13,441,306
Change in net unrealized appreciation (depreciation)
of investments	1,771,178	7,635	1,307,644	12,272,884
Net gains (losses) on investments	2,317,183	28,112	1,451,582	25,885,339
Net increase (decrease) in net assets resulting from operations	2,317,183	28,112	1,451,582	25,885,339
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,214,331	1,230,075	4,521,241	2,265,862
Administration charges	(7,127)	(973)	(6,739)	(150,636)
Contingent sales charges	(10,395)	(1,730)	(15,489)	(47,216)
Contract terminations	(1,781,490)	(198,730)	(2,573,947)	(11,933,726)
Death benefit payments	(339,641)	—	(208,832)	(1,369,645)
Flexible withdrawal option payments	(258,862)	(13,518)	(352,498)	(1,943,632)
Transfers to other contracts	(1,062,291)	(545,932)	(1,517,135)	(6,708,312)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(245,475)	469,192	(153,399)	(19,887,305)
Total increase (decrease)	2,071,708	497,304	1,298,183	5,998,034
Net assets as of December 31, 2019	19,995,082	1,525,804	22,921,307	97,426,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	681,385	(87)	217,006	(92,359)
Total realized gains (losses) on investments	(149,296)	6,703	418,649	8,743,754
Change in net unrealized appreciation (depreciation)
of investments	211,031	25,410	1,087,604	5,689,670
Net gains (losses) on investments	743,120	32,026	1,723,259	14,341,065
Net increase (decrease) in net assets resulting from operations	743,120	32,026	1,723,259	14,341,065
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,789,196	2,749,628	13,737,857	3,495,777
Administration charges	(11,880)	(4,558)	(15,661)	(125,078)
Contingent sales charges	(7,710)	(378)	(14,174)	(25,297)
Contract terminations	(1,345,434)	(65,855)	(2,498,760)	(6,837,156)
Death benefit payments	(240,039)	—	(518,529)	(882,911)
Flexible withdrawal option payments	(240,771)	(12,451)	(368,773)	(1,707,781)
Transfers to other contracts	(3,114,336)	(841,790)	(6,054,923)	(9,132,361)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(170,974)	1,824,596	4,267,037	(15,214,807)
Total increase (decrease)	572,146	1,856,622	5,990,296	(873,742)
Net assets as of December 31, 2020	$20,567,228	$3,382,426	$28,911,603	$96,553,026

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net assets as of January 1, 2019	$2,144,462	$17,559,360	$83,003,590	$54,595,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,784	244,231	856,429	371,311
Total realized gains (losses) on investments	355,171	1,442,283	8,492,660	5,166,094
Change in net unrealized appreciation (depreciation)
of investments	471,338	377,927	3,601,273	5,019,700
Net gains (losses) on investments	850,293	2,064,441	12,950,362	10,557,105
Net increase (decrease) in net assets resulting from operations	850,293	2,064,441	12,950,362	10,557,105
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,604,147	238,748	3,017,400	3,741,072
Administration charges	(9,157)	(48,778)	(363,074)	(249,778)
Contingent sales charges	(3,951)	(6,545)	(41,722)	(41,129)
Contract terminations	(152,931)	(1,212,259)	(8,586,008)	(7,647,216)
Death benefit payments	—	(525,439)	(1,589,979)	(356,024)
Flexible withdrawal option payments	(22,167)	(848,098)	(3,071,940)	(1,205,431)
Transfers to other contracts	(132,968)	(371,887)	(2,732,397)	(1,823,307)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,282,973	(2,774,258)	(13,367,720)	(7,581,813)
Total increase (decrease)	3,133,266	(709,817)	(417,358)	2,975,292
Net assets as of December 31, 2019	5,277,728	16,849,543	82,586,232	57,570,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,993	174,877	944,008	379,826
Total realized gains (losses) on investments	388,960	685,836	5,025,380	1,615,789
Change in net unrealized appreciation (depreciation)
of investments	695,821	626,630	2,003,176	4,943,919
Net gains (losses) on investments	1,101,774	1,487,343	7,972,564	6,939,534
Net increase (decrease) in net assets resulting from operations	1,101,774	1,487,343	7,972,564	6,939,534
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,947,936	309,434	2,634,878	1,482,012
Administration charges	(15,721)	(40,468)	(296,924)	(232,925)
Contingent sales charges	(4,065)	(3,998)	(22,094)	(16,497)
Contract terminations	(216,126)	(1,187,289)	(4,639,558)	(3,295,659)
Death benefit payments	—	(240,321)	(2,214,339)	(74,212)
Flexible withdrawal option payments	(45,060)	(740,726)	(2,737,856)	(1,175,070)
Transfers to other contracts	(886,992)	(298,138)	(3,604,898)	(1,281,532)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,779,972	(2,201,506)	(10,880,791)	(4,593,883)
Total increase (decrease)	2,881,746	(714,163)	(2,908,227)	2,345,651
Net assets as of December 31, 2020	$8,159,474	$16,135,380	$79,678,005	$59,916,113

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net assets as of January 1, 2019	$12,970,073	$9,719,860	$11,401,149	$61,500,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67,300	65,351	108,883	281,150
Total realized gains (losses) on investments	1,326,258	1,078,935	725,212	9,762,855
Change in net unrealized appreciation (depreciation)
of investments	1,558,385	1,254,271	327,916	7,368,808
Net gains (losses) on investments	2,951,943	2,398,557	1,162,011	17,412,813
Net increase (decrease) in net assets resulting from operations	2,951,943	2,398,557	1,162,011	17,412,813
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,757,962	1,546,017	758,056	3,443,526
Administration charges	(7,110)	(7,149)	(29,568)	(13,915)
Contingent sales charges	(10,156)	(8,301)	(6,695)	(25,495)
Contract terminations	(1,807,050)	(1,374,136)	(1,619,389)	(7,827,368)
Death benefit payments	(25,046)	—	(147,537)	(1,387,136)
Flexible withdrawal option payments	(32,715)	(37,223)	(526,867)	(757,886)
Transfers to other contracts	(223,871)	(376,287)	(357,785)	(4,864,877)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(347,986)	(257,079)	(1,929,785)	(11,433,151)
Total increase (decrease)	2,603,957	2,141,478	(767,774)	5,979,662
Net assets as of December 31, 2019	15,574,030	11,861,338	10,633,375	67,480,063

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86,747	43,389	83,699	326,008
Total realized gains (losses) on investments	745,748	445,040	249,250	4,699,003
Change in net unrealized appreciation (depreciation)
of investments	1,228,601	976,197	507,510	(8,777,765)
Net gains (losses) on investments	2,061,096	1,464,626	840,459	(3,752,754)
Net increase (decrease) in net assets resulting from operations	2,061,096	1,464,626	840,459	(3,752,754)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	711,009	333,701	1,855,822	4,751,758
Administration charges	(8,057)	(8,206)	(24,639)	(10,241)
Contingent sales charges	(7,475)	(8,192)	(2,976)	(18,714)
Contract terminations	(1,411,292)	(1,526,289)	(734,253)	(5,753,053)
Death benefit payments	(40,232)	(24,348)	(366,668)	(487,558)
Flexible withdrawal option payments	(36,521)	(35,850)	(488,910)	(652,035)
Transfers to other contracts	(396,989)	(386,480)	(1,683,326)	(5,217,349)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,189,557)	(1,655,664)	(1,444,950)	(7,387,192)
Total increase (decrease)	871,539	(191,038)	(604,491)	(11,139,946)
Net assets as of December 31, 2020	$16,445,569	$11,670,300	$10,028,884	$56,340,117

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net assets as of January 1, 2019	$3,270,539	$490,443	$423,580	$1,824,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,204	(6,684)	1,456	(22,331)
Total realized gains (losses) on investments	311,375	27,388	(5,564)	83,014
Change in net unrealized appreciation (depreciation)
of investments	675,230	78,927	64,075	655,958
Net gains (losses) on investments	1,016,809	99,631	59,967	716,641
Net increase (decrease) in net assets resulting from operations	1,016,809	99,631	59,967	716,641
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,453,536	29,495	64,522	753,174
Administration charges	(9,021)	(563)	(482)	(6,359)
Contingent sales charges	(2,890)	(75)	(482)	(810)
Contract terminations	(144,613)	(9,756)	(27,286)	(72,927)
Death benefit payments	(22,707)	—	—	(2,444)
Flexible withdrawal option payments	(19,470)	(1,343)	(2,028)	(8,066)
Transfers to other contracts	(436,200)	(1,457)	(18,746)	(109,095)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,818,635	16,301	15,498	553,473
Total increase (decrease)	2,835,444	115,932	75,465	1,270,114
Net assets as of December 31, 2019	6,105,983	606,375	499,045	3,094,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49,685	(480)	(1,671)	(35,138)
Total realized gains (losses) on investments	209,339	767	(29,523)	912,897
Change in net unrealized appreciation (depreciation)
of investments	(508,908)	34,610	(63,410)	1,562,865
Net gains (losses) on investments	(249,884)	34,897	(94,604)	2,440,624
Net increase (decrease) in net assets resulting from operations	(249,884)	34,897	(94,604)	2,440,624
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,692,257	76,133	168,643	4,997,593
Administration charges	(15,031)	(613)	(431)	(12,418)
Contingent sales charges	(1,311)	—	(190)	(1,441)
Contract terminations	(106,585)	—	(13,330)	(113,034)
Death benefit payments	(38,966)	—	—	(97,312)
Flexible withdrawal option payments	(35,583)	(2,192)	(2,602)	(22,566)
Transfers to other contracts	(1,630,453)	(278,602)	(34,447)	(818,816)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	864,328	(205,274)	117,643	3,932,006
Total increase (decrease)	614,444	(170,377)	23,039	6,372,630
Net assets as of December 31, 2020	$6,720,427	$435,998	$522,084	$9,467,627

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net assets as of January 1, 2019	$432,208,696	$13,096,767	$102,967,862	$6,003,981

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,501,847	270,670	1,417,793	139,591
Total realized gains (losses) on investments	18,513,667	691,456	1,648,177	107,235
Change in net unrealized appreciation (depreciation)
of investments	50,648,846	1,939,678	10,844,136	704,735
Net gains (losses) on investments	73,664,360	2,901,804	13,910,106	951,561
Net increase (decrease) in net assets resulting from operations	73,664,360	2,901,804	13,910,106	951,561
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	7,644,958	8,382,193	3,039,184	2,936,995
Administration charges	(2,314,355)	(39,690)	(319,597)	(17,741)
Contingent sales charges	(271,690)	(7,386)	(50,414)	(2,800)
Contract terminations	(52,764,065)	(397,706)	(10,153,043)	(259,596)
Death benefit payments	(5,599,660)	(25,142)	(1,891,987)	(66,341)
Flexible withdrawal option payments	(12,303,301)	(274,825)	(3,014,496)	(78,341)
Transfers to other contracts	(12,287,637)	(814,816)	(2,365,937)	(539,825)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(77,895,750)	6,822,628	(14,756,290)	1,972,351
Total increase (decrease)	(4,231,390)	9,724,432	(846,184)	2,923,912
Net assets as of December 31, 2019	427,977,306	22,821,199	102,121,678	8,927,893

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,079,910	249,344	883,410	147,554
Total realized gains (losses) on investments	6,475,962	746,852	720,844	202,437
Change in net unrealized appreciation (depreciation)
of investments	25,867,935	1,416,053	5,514,695	614,274
Net gains (losses) on investments	35,423,807	2,412,249	7,118,949	964,265
Net increase (decrease) in net assets resulting from operations	35,423,807	2,412,249	7,118,949	964,265
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,621,622	6,245,640	4,086,443	4,567,661
Administration charges	(2,092,437)	(49,125)	(290,311)	(28,781)
Contingent sales charges	(109,156)	(8,643)	(26,517)	(1,996)
Contract terminations	(25,290,685)	(1,023,296)	(5,929,445)	(199,966)
Death benefit payments	(5,161,877)	(262,065)	(858,063)	(225,159)
Flexible withdrawal option payments	(11,216,316)	(368,651)	(2,784,391)	(114,865)
Transfers to other contracts	(15,532,944)	(2,284,077)	(4,536,224)	(798,514)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(48,781,793)	2,249,783	(10,338,508)	3,198,380
Total increase (decrease)	(13,357,986)	4,662,032	(3,219,559)	4,162,645
Net assets as of December 31, 2020	$414,619,320	$27,483,231	$98,902,119	$13,090,538

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net assets as of January 1, 2019	$85,786,472	$10,748,886	$126,846,709	$12,512,154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	339,518	87,003	2,524,636	368,732
Total realized gains (losses) on investments	3,463,132	395,507	1,694,363	401,769
Change in net unrealized appreciation (depreciation)
of investments	14,010,768	1,980,212	9,732,166	796,351
Net gains (losses) on investments	17,813,418	2,462,722	13,951,165	1,566,852
Net increase (decrease) in net assets resulting from operations	17,813,418	2,462,722	13,951,165	1,566,852
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,038,413	6,293,800	10,702,178	4,999,435
Administration charges	(9,452)	(39,039)	(183,686)	(37,255)
Contingent sales charges	(64,498)	(16,459)	(64,191)	(7,084)
Contract terminations	(13,152,309)	(1,212,642)	(13,396,036)	(483,842)
Death benefit payments	(284,300)	(2,298,694)	(5,832,018)	(25,237)
Flexible withdrawal option payments	(896,275)	(82,063)	(3,713,775)	(234,151)
Transfers to other contracts	(3,869,176)	(185,015)	(6,521,199)	(1,457,975)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,237,597)	2,459,888	(19,008,727)	2,753,891
Total increase (decrease)	3,575,821	4,922,610	(5,057,562)	4,320,743
Net assets as of December 31, 2019	89,362,293	15,671,496	121,789,147	16,832,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	362,258	117,530	1,549,246	351,921
Total realized gains (losses) on investments	1,786,903	347,506	237,246	359,518
Change in net unrealized appreciation (depreciation)
of investments	6,493,284	1,660,868	3,963,733	537,698
Net gains (losses) on investments	8,642,445	2,125,904	5,750,225	1,249,137
Net increase (decrease) in net assets resulting from operations	8,642,445	2,125,904	5,750,225	1,249,137
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,963,160	3,646,157	10,408,619	6,768,042
Administration charges	(7,586)	(51,526)	(154,407)	(50,933)
Contingent sales charges	(28,114)	(6,317)	(49,892)	(4,816)
Contract terminations	(6,699,300)	(625,902)	(11,160,553)	(412,795)
Death benefit payments	(826,951)	(7,021)	(1,737,243)	—
Flexible withdrawal option payments	(993,171)	(128,602)	(3,453,796)	(307,704)
Transfers to other contracts	(6,016,164)	(1,015,474)	(9,317,983)	(1,376,301)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,608,126)	1,811,315	(15,465,255)	4,615,493
Total increase (decrease)	(1,965,681)	3,937,219	(9,715,030)	5,864,630
Net assets as of December 31, 2020	$87,396,612	$19,608,715	$112,074,117	$22,697,527

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net assets as of January 1, 2019	$50,948,524	$6,018,609	$73,768,489	$86,880,566

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,080	32,443	905,453	(965,794)
Total realized gains (losses) on investments	2,314,292	464,664	(209,413)	15,837,119
Change in net unrealized appreciation (depreciation)
of investments	9,809,596	1,256,273	1,637,793	6,475,160
Net gains (losses) on investments	12,130,968	1,753,380	2,333,833	21,346,485
Net increase (decrease) in net assets resulting from operations	12,130,968	1,753,380	2,333,833	21,346,485
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,059,750	2,783,131	14,314,980	3,630,644
Administration charges	(7,806)	(20,995)	(240,542)	(73,134)
Contingent sales charges	(42,933)	(4,826)	(60,793)	(31,927)
Contract terminations	(8,696,828)	(267,362)	(11,457,382)	(11,455,738)
Death benefit payments	(24,109)	(2,241)	(558,871)	(674,467)
Flexible withdrawal option payments	(441,551)	(42,900)	(2,799,102)	(1,383,747)
Transfers to other contracts	(2,026,228)	(399,188)	(4,873,624)	(3,917,395)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,179,705)	2,045,619	(5,675,334)	(13,905,764)
Total increase (decrease)	2,951,263	3,798,999	(3,341,501)	7,440,721
Net assets as of December 31, 2019	53,899,787	9,817,608	70,426,988	94,321,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	145,542	81,033	518,148	(704,477)
Total realized gains (losses) on investments	1,035,044	386,927	(115,650)	5,665,015
Change in net unrealized appreciation (depreciation)
of investments	4,710,115	1,710,461	831,836	12,112,650
Net gains (losses) on investments	5,890,701	2,178,421	1,234,334	17,073,188
Net increase (decrease) in net assets resulting from operations	5,890,701	2,178,421	1,234,334	17,073,188
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,882,424	3,946,072	20,590,728	5,399,077
Administration charges	(6,538)	(24,485)	(209,314)	(60,691)
Contingent sales charges	(23,271)	(5,576)	(19,648)	(19,579)
Contract terminations	(5,470,879)	(324,401)	(4,551,225)	(7,903,426)
Death benefit payments	(390,230)	—	(660,081)	(879,171)
Flexible withdrawal option payments	(383,370)	(55,114)	(2,506,745)	(1,210,901)
Transfers to other contracts	(3,966,266)	(1,188,084)	(10,775,347)	(8,727,896)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,358,130)	2,348,412	1,868,368	(13,402,587)
Total increase (decrease)	(1,467,429)	4,526,833	3,102,702	3,670,601
Net assets as of December 31, 2020	$52,432,358	$14,344,441	$73,529,690	$97,991,888

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Net assets as of January 1, 2019	$1,292,379	$20,946,458	$25,079,375	$4,505,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,025)	(347,436)	(378,192)	282,028
Total realized gains (losses) on investments	272,713	3,049,407	2,685,899	(4,983)
Change in net unrealized appreciation (depreciation)
of investments	125,227	2,988,815	3,884,057	(251,832)
Net gains (losses) on investments	381,915	5,690,786	6,191,764	25,213
Net increase (decrease) in net assets resulting from operations	381,915	5,690,786	6,191,764	25,213
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	991,722	4,514,062	2,092,269	941,071
Administration charges	(4,519)	(16,406)	(8,989)	(3,464)
Contingent sales charges	(2,011)	(13,362)	(22,312)	(864)
Contract terminations	(82,110)	(2,385,049)	(4,017,051)	(100,936)
Death benefit payments	(7,419)	(346,647)	(473,952)	—
Flexible withdrawal option payments	(23,634)	(274,090)	(232,787)	(21,807)
Transfers to other contracts	(94,248)	(2,987,000)	(2,447,036)	(208,699)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	777,781	(1,508,492)	(5,109,858)	605,301
Total increase (decrease)	1,159,696	4,182,294	1,081,906	630,514
Net assets as of December 31, 2019	2,452,075	25,128,752	26,161,281	5,135,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,727)	(384,617)	(366,903)	193,026
Total realized gains (losses) on investments	170,356	3,942,467	2,989,544	(281,824)
Change in net unrealized appreciation (depreciation)
of investments	545,776	4,468,651	3,555,423	(218,205)
Net gains (losses) on investments	699,405	8,026,501	6,178,064	(307,003)
Net increase (decrease) in net assets resulting from operations	699,405	8,026,501	6,178,064	(307,003)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,196,469	9,750,278	2,312,258	735,382
Administration charges	(6,752)	(24,856)	(8,699)	(3,586)
Contingent sales charges	(954)	(10,125)	(12,234)	(1,115)
Contract terminations	(86,446)	(2,012,279)	(2,479,575)	(133,246)
Death benefit payments	(6,484)	(178,017)	(169,053)	—
Flexible withdrawal option payments	(16,949)	(246,853)	(208,090)	(23,538)
Transfers to other contracts	(500,771)	(5,499,872)	(3,647,571)	(2,360,105)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	578,113	1,778,276	(4,212,964)	(1,786,208)
Total increase (decrease)	1,277,518	9,804,777	1,965,100	(2,093,211)
Net assets as of December 31, 2020	$3,729,593	$34,933,529	$28,126,381	$3,042,657

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Net assets as of January 1, 2019	$736,624	$179,539	$19,701	$26,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,833	974	5,385	4,954
Total realized gains (losses) on investments	149,839	16,138	18,236	8,298
Change in net unrealized appreciation (depreciation)
of investments	(69,823)	(4,844)	32,198	20,850
Net gains (losses) on investments	93,849	12,268	55,819	34,102
Net increase (decrease) in net assets resulting from operations	93,849	12,268	55,819	34,102
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	17,446	162,285	550,310	956,931
Administration charges	—	(795)	(1,271)	(13)
Contingent sales charges	(2)	(408)	—	—
Contract terminations	(159,066)	(17,843)	—	—
Death benefit payments	(4,129)	—	—	—
Flexible withdrawal option payments	(6,975)	(827)	—	—
Transfers to other contracts	(16,426)	(30,313)	(380)	(431)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(169,152)	112,099	548,659	956,487
Total increase (decrease)	(75,303)	124,367	604,478	990,589
Net assets as of December 31, 2019	661,321	303,906	624,179	1,016,846

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,432	(2,866)	4,491	5,722
Total realized gains (losses) on investments	(32,865)	935	10,424	(17,994)
Change in net unrealized appreciation (depreciation)
of investments	57,857	24,659	96,223	61,687
Net gains (losses) on investments	37,424	22,728	111,138	49,415
Net increase (decrease) in net assets resulting from operations	37,424	22,728	111,138	49,415
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	120,847	107,323	362,507	336,029
Administration charges	—	(1,148)	(2,352)	(347)
Contingent sales charges	(115)	(226)	—	(15)
Contract terminations	(17,820)	(12,107)	—	(1,075)
Death benefit payments	(41,860)	—	—	—
Flexible withdrawal option payments	(6,680)	(882)	—	(7,652)
Transfers to other contracts	(135,855)	(21,109)	(85,439)	(348,730)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(81,483)	71,851	274,716	(21,790)
Total increase (decrease)	(44,059)	94,579	385,854	27,625
Net assets as of December 31, 2020	$617,262	$398,485	$1,010,033	$1,044,471

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2019	$—	$33,799	$11,140	$3,895,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,229)	5,969	286	(56,342)
Total realized gains (losses) on investments	726	30,868	2,087	(362,083)
Change in net unrealized appreciation (depreciation)
of investments	8,040	56,486	5,737	802,914
Net gains (losses) on investments	7,537	93,323	8,110	384,489
Net increase (decrease) in net assets resulting from operations	7,537	93,323	8,110	384,489
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	300,734	1,421,161	363,477	668,767
Administration charges	(131)	(707)	(83)	(721)
Contingent sales charges	(73)	—	(4,209)	(2,958)
Contract terminations	(13,148)	—	(141,168)	(500,183)
Death benefit payments	—	—	—	(15,067)
Flexible withdrawal option payments	—	(1,528)	—	(30,310)
Transfers to other contracts	—	(502,535)	(4)	(442,881)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	287,382	916,391	218,013	(323,353)
Total increase (decrease)	294,919	1,009,714	226,123	61,136
Net assets as of December 31, 2019	294,919	1,043,513	237,263	3,957,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	413	(1,801)	1,847	(22,510)
Total realized gains (losses) on investments	589	8,957	455	(208,463)
Change in net unrealized appreciation (depreciation)
of investments	15,522	26,042	25,816	894,908
Net gains (losses) on investments	16,524	33,198	28,118	663,935
Net increase (decrease) in net assets resulting from operations	16,524	33,198	28,118	663,935
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,561	147,468	60,034	553,489
Administration charges	(513)	(1,752)	(1,008)	(701)
Contingent sales charges	—	(7)	(2)	(1,543)
Contract terminations	—	(494)	(148)	(280,002)
Death benefit payments	—	—	—	(37,767)
Flexible withdrawal option payments	—	(1,760)	(659)	(19,995)
Transfers to other contracts	—	(526,351)	(232)	(583,846)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	38,048	(382,896)	57,985	(370,365)
Total increase (decrease)	54,572	(349,698)	86,103	293,570
Net assets as of December 31, 2020	$349,491	$693,815	$323,366	$4,250,578

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2020, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (5)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account (4)
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account (4)
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account (9)
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Global Opportunity Portfolio – Class III (10)
American Century Investments®:
VP Capital Appreciation Fund – Class I
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Asset Allocation Fund – Class 2 (3)
Asset Allocation Fund – Class 4
Blue Chip Income and Growth Fund – Class 2 (3)
Blue Chip Income and Growth Fund – Class 4
Global Small Capitalization Fund – Class 2
Global Small Capitalization Fund – Class 4
High-Income Bond Fund – Class 2
Managed Risk Asset Allocation Fund – Class P2
Managed Risk Growth Fund – Class P2
Managed Risk International Fund – Class P2
New World Fund – Class 2
New World Fund – Class 4
BlackRock Variable Insurance Funds:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage U.S. Total Market V.I. Fund – Class III
Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond – Class F (6)
Russell 2000 Small Cap Index – Class F
S&P MidCap 400 Index – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II
Columbia Variable Portfolio:
Limited Duration Credit – Class 2
Small Cap Value – Class 2
Delaware VIP® Trust Series:
Limited Term Diversified Income – Service Class
Small Cap Value – Service Class

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

DWS Variable Series II:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust (SM):
1290 VT Convertible Securities Portfolio – Class IB (7)
1290 VT GAMCO Small Company Value Portfolio – Class IB (7)
1290 VT Micro Cap Portfolio – Class IB (7)
1290 VT SmartBeta Equity Portfolio – Class IB (7)
1290 VT Socially Responsible Portfolio – Class IB (7)
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 – Service Class 2 (7)
Freedom 2030 – Service Class 2 (7)
Freedom 2040 – Service Class 2 (7)
Freedom 2050 – Service Class 2 (7)
Government Money Market Portfolio – Initial Class (2)
Government Money Market Portfolio – Service Class 2 (2)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP – Class 4 (6)
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2 (7)
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Invesco V.I. Fund:
American Franchise Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares
Oppenheimer Discovery Mid Cap Growth Fund – Series I Shares (8)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Oppenheimer Main Street Small Cap Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares
Janus Henderson Series:
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares (7) (11)
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Portfolio – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – Class I
Sustainable Equity Portfolio – Class S (6)
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
Commodity Real Return Strategy Portfolio – Class M
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex V.I. Fund:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100 Fund
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL
TOPS Managed Risk Series:
Aggressive Growth ETF Portfolio Investor Class (6)
Balanced ETF Portfolio Investor Class (6)
Conservative ETF Portfolio Investor Class (6)
Growth ETF Portfolio Investor Class (6)
Moderate Growth ETF Portfolio Investor Class (6)
VanEck VIP Global Hard Assets Fund – Class S Shares

(1)    Organized by Principal Life.
(2)    Commenced operations February 8, 2016.
(3)    Commenced operations May 23, 2016.
(4)    Commenced operations April 6, 2017.
(5)    Commenced operations May 26, 2017.
(6)    Commenced operations June 11, 2018.
(7)    Commenced operations June 7, 2019.
(8)    Commenced operations April 30, 2020.
(9) Commenced operations June 8, 2020.
(10) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(11) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

                Commenced operations date is the date the division became available to contractholders.

                During 2020, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
May 1, 2020	Invesco MidCap Growth Series I	Invesco Oppenheimer Discovery Mid Cap Growth	$986,718

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2020. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal® Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal® Lifetime Income Solutions – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Lifetime Income Solutions II – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.50% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Principal® Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v3 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.60% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

During the year ended December 31, 2020, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.83	0.78	0.73	0.70	0.68
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets (1)	1.25	1.20	1.15	1.10	1.05
International Emerging Markets (2)	1.10	1.05	1.00	0.95	0.90

(1) Period from January 1, 2020 to April 30, 2020. (2) Period from May 1, 2020 to December 31, 2020.

	Net Assets
	(in millions)
	First $200	Next $300	Over $500
Short-Term Income	0.50%	0.45%	0.40%

	Net Assets
	(in millions)
	First $500	Over $500
Principal Capital Appreciation	0.625%	0.500%

	Net Assets
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond	0.50%	0.45%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

All Net Assets
Diversified Balanced	0.05%
Diversified Balanced Managed Volatility	0.05
Diversified Balanced Volatility Control	0.05
Diversified Growth	0.05
Diversified Growth Managed Volatility	0.12
Diversified Growth Volatility Control	0.12
Diversified Income	0.05
LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to waive certain of the divisions’ management and investment advisory fees. The expense waiver will reduce the division’s management and investment advisory fees by the following amounts:

	From January 1, 2020 through December 31, 2020
	All Classes	Expiration
International Emerging Markets	0.150%	April 30, 2020
LargeCap Growth I	0.016	April 30, 2021

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2020 through December 31, 2020
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility	N/A	0.31%	April 30, 2021
Diversified Balanced Volatility Control	N/A	0.39	April 30, 2020
Diversified Growth Managed Volatility	N/A	0.31	April 30, 2020
International Emerging Markets	1.20%	N/A	April 30, 2021
LargeCap Growth I	0.69	N/A	April 30, 2021

The Manager has contractually agreed to reduce the Short-Term Income division’s expenses by 0.01% through the period ended April 30, 2021.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the divisions incur in connection with investments they make, acquired fund fees and expenses and other extraordinary expenses) attributable to Class 2 shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows during 2020:

Expense Limit
Class 2
Diversified Income	0.31%

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

4. Purchases and Sales of Investments
The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2020:

Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$766,918	$1,714,700

AllianceBernstein Small/Mid Cap Value Class A	$629,233	$1,241,389

Alps/Red Global Opportunity Portfolio Class III	$376,404	$149,940

American Century VP Capital Appreciation Class I	$394,507	$557,070

American Century VP Income & Growth Class I	$1,036,368	$1,147,863

American Century VP Inflation Protection Class II	$7,929,017	$8,708,961

American Century VP Mid Cap Value Class II	$848,939	$1,892,091

American Century VP Ultra Class I	$1,245,860	$1,514,084

American Century VP Ultra Class II	$4,398,973	$10,549,662

American Century VP Value Class II	$2,025,966	$2,291,918

American Funds Insurance Series Asset Allocation Fund Class 2	$422,050	$678,545

American Funds Insurance Series Asset Allocation Fund Class 4	$2,122,203	$1,083,536

American Funds Insurance Series Blue Chip Income and Growth Class 2	$910,952	$898,251

American Funds Insurance Series Blue Chip Income and Growth Class 4	$2,836,083	$1,263,435

American Funds Insurance Series Global Small Capitalization Fund Class 2	$224,756	$217,434

American Funds Insurance Series Global Small Capitalization Fund Class 4	$954,019	$402,245

American Funds Insurance Series High-Income Bond Class 2	$259,170	$167,351

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$2,740,819	$434,358

American Funds Insurance Series Managed Risk Growth Fund Class P2	$2,003,082	$926,716

American Funds Insurance Series Managed Risk International Fund Class P2	$139,999	$56,699

American Funds Insurance Series New World Fund Class 2	$505,993	$544,781

American Funds Insurance Series New World Fund Class 4	$1,387,777	$532,814

BlackRock 60/40 Target Allocation Class III	$740,464	$142,082

BlackRock Advantage U.S. Total Market Class III	$988,212	$192,812

BlackRock Global Allocation Class III	$618,799	$594,575

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

BNY Mellon IP MidCap Stock Service Shares	$165,113	$105,407

BNY Mellon IP Technology Growth Service Shares	$2,963,075	$3,338,850

Calvert EAFE International Index Class F	$892,508	$268,502

Calvert Investment Grade Bond Portfolio Class F	$3,018,332	$428,252

Calvert Russell 2000 Small Cap Index Class F	$1,299,302	$539,860

Calvert S&P MidCap 400 Index Class F	$1,885,734	$915,856

ClearBridge Small Cap Growth Class II	$1,621,714	$744,802

Columbia Limited Duration Credit Class 2	$3,999,073	$772,706

Columbia Small Cap Value Class 2	$468,969	$310,112

Core Plus Bond Class 1	$25,619,206	$26,046,973

Delaware Limited Term Diversified Income Service Class	$831,043	$126,707

Delaware Small Cap Value Service Class	$375,800	$430,829

Diversified Balanced Class 1	$2,270,217	$5,331,501

Diversified Balanced Class 2	$94,145,893	$161,983,367

Diversified Balanced Managed Volatility Class 2	$23,704,875	$24,861,186

Diversified Balanced Volatility Control Class 2	$42,585,807	$13,627,509

Diversified Growth Class 2	$324,931,843	$524,384,518

Diversified Growth Managed Volatility Class 2	$43,209,805	$40,565,925

Diversified Growth Volatility Control Class 2	$220,356,849	$46,660,039

Diversified Income Class 2	$100,772,650	$78,413,249

Diversified International Class 1	$6,431,145	$17,161,837

DWS Alternative Asset Allocation Class B	$5,464	$2,253

DWS Equity 500 Index Class B2	$372,104	$262,955

DWS Small Mid Cap Value Class B	$314,452	$333,245

EQ Convertible Securities Class IB	$163,032	$1,585

EQ GAMCO Small Company Value Class IB	$62,547	$1,249

EQ Micro Cap Class IB	$82,349	$2,505

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

EQ SmartBeta Equity Class IB	$270,413	$34,358

EQ Socially Responsible Class IB	$149,848	$12,583

Equity Income Class 1	$26,115,445	$42,862,013

Equity Income Class 2	$2,779,429	$2,090,412

Fidelity VIP Contrafund Service Class	$1,033,918	$6,964,920

Fidelity VIP Contrafund Service Class 2	$6,151,637	$11,842,040

Fidelity VIP Equity-Income Service Class 2	$3,588,714	$4,516,602

Fidelity VIP Freedom 2020 Service Class 2	$383,132	$91,097

Fidelity VIP Freedom 2030 Service Class 2	$858,725	$103,794

Fidelity VIP Freedom 2040 Service Class 2	$496,830	$16,663

Fidelity VIP Freedom 2050 Service Class 2	$479,265	$276,863

Fidelity VIP Government Money Market Initial Class	$37,404,498	$26,987,209

Fidelity VIP Government Money Market Service Class 2	$23,791,627	$18,214,341

Fidelity VIP Growth Service Class	$2,490,769	$2,842,530

Fidelity VIP Growth Service Class 2	$2,608,332	$3,300,334

Fidelity VIP Mid Cap Service Class	$503	$845

Fidelity VIP Mid Cap Service Class 2	$2,734,109	$5,057,879

Fidelity VIP Overseas Service Class 2	$2,041,930	$4,424,314

Franklin Global Real Estate VIP Class 2	$508,141	$176,325

Franklin Income VIP Class 4	$1,114,046	$333,690

Franklin Rising Dividends VIP Class 4	$1,710,562	$812,665

Franklin Small Cap Value VIP Class 2	$652,924	$1,024,097

Franklin U.S. Government Fund Class 2	$2,477,219	$412,069

Goldman Sachs VIT Mid Cap Value Institutional Shares	$1,213,120	$1,800,983

Goldman Sachs VIT Mid Cap Value Service Shares	$493,059	$234,689

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$346,047	$280,208

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$537,642	$1,018,999

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$87,400	$94,976

Government & High Quality Bond Class 1	$20,823,783	$20,607,294

Guggenheim Floating Rate Strategies Series F	$545,161	$690,804

Guggenheim Investments Global Managed Futures Strategy	$122,077	$108,758

Guggenheim Investments Long Short Equity	$66,992	$14,133

Guggenheim Investments Multi-Hedge Strategies	$254,070	$250,453

International Emerging Markets Class 1	$3,274,221	$8,799,375

Invesco American Franchise Series I	$721,380	$816,671

Invesco Balanced-Risk Allocation Series II	$243,032	$101,734

Invesco Core Equity Series I	$3,432,121	$1,971,614

Invesco Health Care Series I	$652,667	$1,206,839

Invesco Health Care Series II	$2,168,007	$467,535

Invesco International Growth Series I	$787,369	$1,602,834

Invesco International Growth Series II	$684,527	$172,299

Invesco Oppenheimer Discovery Mid Cap Growth Series I	$1,063,813	$325,803

Invesco Oppenheimer Main Street Small Cap Series II	$32,380	$88,962

Invesco Small Cap Equity Series I	$989,679	$1,889,000

Invesco Technology Series I	$849,629	$974,697

Invesco Value Opportunities Series I	$589,967	$814,040

Janus Henderson Enterprise Service Shares	$880,574	$1,735,771

Janus Henderson Flexible Bond Service Shares	$8,029,274	$4,112,946

Janus Henderson Global Technology and Innovation Service Shares	$2,792,364	$398,267

LargeCap Growth I Class 1	$18,917,966	$35,884,800

LargeCap S&P 500 Index Class 1	$18,727,015	$22,705,304

LargeCap S&P 500 Index Class 2	$13,124,134	$3,531,051

MFS International Intrinsic Value Service Class	$2,535,098	$1,960,670

MFS New Discovery Service Class	$3,639,479	$2,642,135

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

MFS Utilities Service Class	$2,556,702	$3,147,260

MFS Value Service Class	$858,669	$1,610,901

MidCap Class 1	$44,068,154	$63,581,290

MidCap Class 2	$3,548,359	$255,708

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$788,748	$936,268

Neuberger Berman AMT Sustainable Equity Class I	$439,257	$1,271,161

Neuberger Berman AMT Sustainable Equity Class S	$30,704	$2,002

PIMCO All Asset Administrative Class	$244,105	$571,963

PIMCO All Asset Advisor Class	$91,950	$50,143

PIMCO Commodity Real Return Strategy Class M	$25,632	$6,029

PIMCO High Yield Administrative Class	$5,721,935	$5,211,524

PIMCO Low Duration Advisor Class	$2,772,677	$948,168

PIMCO Total Return Administrative Class	$14,556,398	$9,792,714

Principal Capital Appreciation Class 1	$8,997,152	$19,961,682

Principal Capital Appreciation Class 2	$3,305,924	$1,217,195

Principal LifeTime 2010 Class 1	$994,186	$2,730,958

Principal LifeTime 2020 Class 1	$6,022,174	$14,571,081

Principal LifeTime 2030 Class 1	$3,559,680	$6,830,088

Principal LifeTime 2040 Class 1	$1,302,275	$2,102,949

Principal LifeTime 2050 Class 1	$753,607	$2,132,593

Principal LifeTime Strategic Income Class 1	$2,089,287	$3,442,121

Real Estate Securities Class 1	$9,130,648	$12,916,451

Real Estate Securities Class 2	$3,145,519	$1,884,011

Rydex Basic Materials	$83,467	$286,359

Rydex Commodities Strategy	$172,142	$56,170

Rydex NASDAQ 100	$5,667,586	$1,117,104

SAM Balanced Portfolio Class 1	$31,509,531	$64,911,445

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

SAM Balanced Portfolio Class 2	$7,455,489	$4,211,251

SAM Conservative Balanced Portfolio Class 1	$8,026,749	$15,755,934

SAM Conservative Balanced Portfolio Class 2	$5,020,338	$1,465,982

SAM Conservative Growth Portfolio Class 1	$6,802,746	$15,730,457

SAM Conservative Growth Portfolio Class 2	$4,173,229	$1,982,166

SAM Flexible Income Portfolio Class 1	$16,014,321	$27,435,840

SAM Flexible Income Portfolio Class 2	$7,749,669	$2,325,699

SAM Strategic Growth Portfolio Class 1	$4,878,820	$10,941,342

SAM Strategic Growth Portfolio Class 2	$4,427,823	$1,704,985

Short-Term Income Class 1	$22,045,141	$19,658,625

SmallCap Class 1	$11,823,976	$19,916,458

SmallCap Class 2	$1,401,518	$642,368

T. Rowe Price Blue Chip Growth Portfolio II	$10,874,465	$8,356,619

T. Rowe Price Health Sciences Portfolio II	$3,892,511	$6,892,125

Templeton Global Bond VIP Class 4	$968,831	$2,562,013

Templeton Growth VIP Class 2	$138,380	$207,431

The Merger Fund	$108,343	$38,338

TOPS Aggressive Growth ETF Portfolio Investor Class	$380,402	$93,105

TOPS Balanced ETF Portfolio Investor Class	$349,634	$365,397

TOPS Conservative ETF Portfolio Investor Class	$43,901	$4,990

TOPS Growth ETF Portfolio Investor Class	$155,931	$537,276

TOPS Moderate Growth ETF Portfolio Investor Class	$64,528	$4,204

VanEck Global Hard Assets Class S	$578,446	$971,321

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

5. Changes in Units Outstanding
Transactions in units were as follows for each of the years ended December 31:

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Small Cap Growth Class A	9,658	32,281	(22,623)	13,845	46,565	(32,720)

AllianceBernstein Small/Mid Cap Value Class A	33,508	92,830	(59,322)	28,151	28,919	(768)

Alps/Red Global Opportunity Portfolio Class III	26,439	12,596	13,843	19,277	1,711	17,566

American Century VP Capital Appreciation Class I	12,046	29,941	(17,895)	10,606	59,031	(48,425)

American Century VP Income & Growth Class I	16,724	43,411	(26,687)	16,218	65,666	(49,448)

American Century VP Inflation Protection Class II	567,816	611,743	(43,927)	318,547	623,884	(305,337)

American Century VP Mid Cap Value Class II	32,744	75,549	(42,805)	27,319	52,492	(25,173)

American Century VP Ultra Class I	25,451	42,951	(17,500)	12,321	42,433	(30,112)

American Century VP Ultra Class II	46,131	260,270	(214,139)	48,215	285,743	(237,528)

American Century VP Value Class II	85,425	120,491	(35,066)	39,808	103,608	(63,800)

American Funds Insurance Series Asset Allocation Fund Class 2	27,390	48,598	(21,208)	25,221	40,421	(15,200)

American Funds Insurance Series Asset Allocation Fund Class 4	167,082	85,403	81,679	409,258	75,417	333,841

American Funds Insurance Series Blue Chip Income and Growth Class 2	62,701	67,705	(5,004)	43,586	44,977	(1,391)

American Funds Insurance Series Blue Chip Income and Growth Class 4	247,136	117,243	129,893	237,613	25,307	212,306

American Funds Insurance Series Global Small Capitalization Fund Class 2	10,021	15,172	(5,151)	12,335	23,262	(10,927)

American Funds Insurance Series Global Small Capitalization Fund Class 4	72,490	33,861	38,629	53,683	8,362	45,321

American Funds Insurance Series High-Income Bond Class 2	13,491	14,241	(750)	22,100	29,878	(7,778)

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	230,379	37,360	193,019	80,862	3,225	77,637

American Funds Insurance Series Managed Risk Growth Fund Class P2	146,842	68,395	78,447	27,657	5,386	22,271

American Funds Insurance Series Managed Risk International Fund Class P2	13,442	5,128	8,314	4,205	169	4,036

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
American Funds Insurance Series New World Fund Class 2	37,519	41,604	(4,085)	42,137	35,160	6,977

American Funds Insurance Series New World Fund Class 4	125,510	48,540	76,970	81,574	8,909	72,665

BlackRock 60/40 Target Allocation Class III	61,548	10,642	50,906	38,466	24,928	13,538

BlackRock Advantage U.S. Total Market Class III	62,650	14,675	47,975	8,948	11,043	(2,095)

BlackRock Global Allocation Class III	39,453	53,018	(13,565)	41,690	17,131	24,559

BNY Mellon IP MidCap Stock Service Shares	18,604	10,975	7,629	8,879	4,959	3,920

BNY Mellon IP Technology Growth Service Shares	35,885	61,044	(25,159)	19,105	67,060	(47,955)

Calvert EAFE International Index Class F	92,673	28,844	63,829	64,496	2,993	61,503

Calvert Investment Grade Bond Portfolio Class F	259,447	35,793	223,654	72,301	1,703	70,598

Calvert Russell 2000 Small Cap Index Class F	113,621	52,246	61,375	94,835	13,915	80,920

Calvert S&P MidCap 400 Index Class F	168,767	82,281	86,486	155,875	23,704	132,171

ClearBridge Small Cap Growth Class II	96,753	54,616	42,137	83,277	28,134	55,143

Columbia Limited Duration Credit Class 2	364,654	71,984	292,670	24,724	5,531	19,193

Columbia Small Cap Value Class 2	49,984	33,403	16,581	45,601	9,707	35,894

Core Plus Bond Class 1	1,109,823	1,123,337	(13,514)	1,061,606	965,007	96,599

Delaware Limited Term Diversified Income Service Class	77,863	11,298	66,565	14,056	5,541	8,515

Delaware Small Cap Value Service Class	19,404	32,807	(13,403)	24,139	34,516	(10,377)

Diversified Balanced Class 1	80,394	420,883	(340,489)	80,379	237,846	(157,467)

Diversified Balanced Class 2	2,424,260	8,260,341	(5,836,081)	2,846,726	10,554,591	(7,707,865)

Diversified Balanced Managed Volatility Class 2	1,064,647	1,699,330	(634,683)	1,097,638	1,947,231	(849,593)

Diversified Balanced Volatility Control Class 2	3,279,262	982,773	2,296,489	6,707,995	752,999	5,954,996

Diversified Growth Class 2	7,288,557	23,619,815	(16,331,258)	8,812,926	27,845,821	(19,032,895)

Diversified Growth Managed Volatility Class 2	1,623,057	2,568,202	(945,145)	1,131,518	3,329,166	(2,197,648)

Diversified Growth Volatility Control Class 2	16,482,474	2,949,395	13,533,079	29,097,937	2,287,791	26,810,146

Diversified Income Class 2	6,485,892	5,245,756	1,240,136	5,386,850	4,535,995	850,855

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Diversified International Class 1	216,449	691,041	(474,592)	373,209	697,146	(323,937)

DWS Alternative Asset Allocation Class B	436	178	258	352	168	184

DWS Equity 500 Index Class B2	14,065	17,407	(3,342)	34,030	8,618	25,412

DWS Small Mid Cap Value Class B	24,128	35,389	(11,261)	32,483	14,486	17,997

EQ Convertible Securities Class IB	12,092	86	12,006	—	—	—

EQ GAMCO Small Company Value Class IB	6,067	70	5,997	5,090	5	5,085

EQ Micro Cap Class IB	4,994	218	4,776	960	2	958

EQ SmartBeta Equity Class IB	24,233	3,531	20,702	5,785	38	5,747

EQ Socially Responsible Class IB	12,383	1,046	11,337	1,545	70	1,475

Equity Income Class 1	1,507,304	2,850,569	(1,343,265)	484,508	2,551,268	(2,066,760)

Equity Income Class 2	216,148	175,345	40,803	199,840	22,240	177,600

Fidelity VIP Contrafund Service Class	20,910	164,383	(143,473)	11,018	201,478	(190,460)

Fidelity VIP Contrafund Service Class 2	324,070	347,979	(23,909)	281,140	345,353	(64,213)

Fidelity VIP Equity-Income Service Class 2	92,250	188,406	(96,156)	51,344	192,009	(140,665)

Fidelity VIP Freedom 2020 Service Class 2	34,227	7,916	26,311	13,216	15	13,201

Fidelity VIP Freedom 2030 Service Class 2	73,848	8,941	64,907	31,550	4,239	27,311

Fidelity VIP Freedom 2040 Service Class 2	42,686	809	41,877	64,863	9	64,854

Fidelity VIP Freedom 2050 Service Class 2	42,304	24,416	17,888	16,019	6	16,013

Fidelity VIP Government Money Market Initial Class	5,356,590	4,066,148	1,290,442	2,252,047	3,101,091	(849,044)

Fidelity VIP Government Money Market Service Class 2	2,371,573	1,806,606	564,967	1,541,530	1,429,186	112,344

Fidelity VIP Growth Service Class	30,273	85,832	(55,559)	12,845	111,558	(98,713)

Fidelity VIP Growth Service Class 2	32,720	78,364	(45,644)	22,427	59,419	(36,992)

Fidelity VIP Mid Cap Service Class	—	1	(1)	—	—	—

Fidelity VIP Mid Cap Service Class 2	192,657	239,040	(46,383)	314,981	193,070	121,911

Fidelity VIP Overseas Service Class 2	134,283	215,137	(80,854)	78,454	296,873	(218,419)

Franklin Global Real Estate VIP Class 2	30,672	15,881	14,791	45,311	6,707	38,604

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Franklin Income VIP Class 4	99,680	33,482	66,198	107,500	1,040	106,460

Franklin Rising Dividends VIP Class 4	127,492	63,594	63,898	90,350	14,734	75,616

Franklin Small Cap Value VIP Class 2	19,674	45,956	(26,282)	14,954	34,489	(19,535)

Franklin U.S. Government Fund Class 2	235,238	38,848	196,390	31,811	53	31,758

Goldman Sachs VIT Mid Cap Value Institutional Shares	37,791	61,947	(24,156)	13,807	79,794	(65,987)

Goldman Sachs VIT Mid Cap Value Service Shares	41,093	21,025	20,068	53,117	2,835	50,282

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	36,152	27,416	8,736	1,848	114	1,734

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	21,681	43,494	(21,813)	12,160	55,515	(43,355)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	8,717	8,016	701	21,651	2,367	19,284

Government & High Quality Bond Class 1	1,765,882	1,751,446	14,436	942,270	1,389,153	(446,883)

Guggenheim Floating Rate Strategies Series F	35,915	63,575	(27,660)	72,418	110,098	(37,680)

Guggenheim Investments Global Managed Futures Strategy	11,864	11,454	410	2,685	4,600	(1,915)

Guggenheim Investments Long Short Equity	6,809	1,330	5,479	2,244	8,749	(6,505)

Guggenheim Investments Multi-Hedge Strategies	23,540	23,666	(126)	2,714	2,737	(23)

International Emerging Markets Class 1	129,396	310,234	(180,838)	325,485	311,986	13,499

Invesco American Franchise Series I	12,712	28,152	(15,440)	4,232	39,590	(35,358)

Invesco Balanced-Risk Allocation Series II	15,491	8,248	7,243	15,046	2,015	13,031

Invesco Core Equity Series I	20,749	90,658	(69,909)	9,511	127,626	(118,115)

Invesco Health Care Series I	21,114	45,132	(24,018)	11,623	59,732	(48,109)

Invesco Health Care Series II	154,351	34,929	119,422	103,394	16,628	86,766

Invesco International Growth Series I	42,865	118,633	(75,768)	31,547	136,646	(105,099)

Invesco International Growth Series II	57,055	14,395	42,660	62,184	7,385	54,799

Invesco Oppenheimer Discovery Mid Cap Growth Series I	103,822	25,953	77,869	—	—	—

Invesco Oppenheimer Main Street Small Cap Series II	1,960	5,289	(3,329)	2,433	5,517	(3,084)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Invesco Small Cap Equity Series I	21,459	70,094	(48,635)	20,587	36,087	(15,500)

Invesco Technology Series I	26,678	49,717	(23,039)	10,309	73,182	(62,873)

Invesco Value Opportunities Series I	36,598	50,230	(13,632)	20,278	43,542	(23,264)

Janus Henderson Enterprise Service Shares	7,959	60,173	(52,214)	18,550	69,274	(50,724)

Janus Henderson Flexible Bond Service Shares	694,460	360,464	333,996	124,808	22,381	102,427

Janus Henderson Global Technology and Innovation Service Shares	190,858	31,424	159,434	30,047	175	29,872

LargeCap Growth I Class 1	751,842	1,251,842	(500,000)	2,647,283	563,086	2,084,197

LargeCap S&P 500 Index Class 1	1,075,460	1,422,993	(347,533)	342,465	922,182	(579,717)

LargeCap S&P 500 Index Class 2	921,099	277,154	643,945	623,913	80,605	543,308

MFS International Intrinsic Value Service Class	184,901	142,329	42,572	140,876	102,545	38,331

MFS New Discovery Service Class	201,627	146,367	55,260	167,147	62,731	104,416

MFS Utilities Service Class	124,710	148,036	(23,326)	193,311	117,882	75,429

MFS Value Service Class	22,001	56,561	(34,560)	23,427	45,622	(22,195)

MidCap Class 1	136,753	561,853	(425,100)	118,165	571,198	(453,033)

MidCap Class 2	328,917	23,663	305,254	—	—	—

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	43,364	62,846	(19,482)	82,298	52,937	29,361

Neuberger Berman AMT Sustainable Equity Class I	6,351	40,537	(34,186)	143,376	54,631	88,745

Neuberger Berman AMT Sustainable Equity Class S	2,557	155	2,402	1,437	199	1,238

PIMCO All Asset Administrative Class	8,983	34,959	(25,976)	10,173	47,312	(37,139)

PIMCO All Asset Advisor Class	8,637	4,492	4,145	231	97	134

PIMCO Commodity Real Return Strategy Class M	2,877	624	2,253	817	507	310

PIMCO High Yield Administrative Class	354,351	329,744	24,607	253,134	220,105	33,029

PIMCO Low Duration Advisor Class	264,649	90,726	173,923	121,551	77,323	44,228

PIMCO Total Return Administrative Class	1,107,414	717,654	389,760	388,149	357,443	30,706

Principal Capital Appreciation Class 1	161,900	864,458	(702,558)	108,630	1,123,455	(1,014,825)

Principal Capital Appreciation Class 2	225,349	90,247	135,102	222,630	26,922	195,708

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Principal LifeTime 2010 Class 1	16,907	138,377	(121,470)	13,713	175,165	(161,452)

Principal LifeTime 2020 Class 1	123,415	655,758	(532,343)	223,220	830,746	(607,526)

Principal LifeTime 2030 Class 1	67,807	287,044	(219,237)	292,153	553,559	(261,406)

Principal LifeTime 2040 Class 1	31,006	85,507	(54,501)	129,564	100,258	29,306

Principal LifeTime 2050 Class 1	15,346	90,689	(75,343)	133,582	84,085	49,497

Principal LifeTime Strategic Income Class 1	112,296	201,006	(88,710)	48,541	173,995	(125,454)

Real Estate Securities Class 1	102,183	254,966	(152,783)	84,135	244,287	(160,152)

Real Estate Securities Class 2	228,066	145,411	82,655	196,874	50,839	146,035

Rydex Basic Materials	7,764	28,017	(20,253)	2,958	1,210	1,748

Rydex Commodities Strategy	37,023	9,989	27,034	8,968	6,863	2,105

Rydex NASDAQ 100	338,277	62,921	275,356	61,904	13,671	48,233

SAM Balanced Portfolio Class 1	630,103	3,427,410	(2,797,307)	509,119	5,064,445	(4,555,326)

SAM Balanced Portfolio Class 2	554,965	345,326	209,639	792,463	139,595	652,868

SAM Conservative Balanced Portfolio Class 1	242,722	869,245	(626,523)	189,212	1,109,284	(920,072)

SAM Conservative Balanced Portfolio Class 2	405,911	125,051	280,860	276,384	86,165	190,219

SAM Conservative Growth Portfolio Class 1	222,731	809,490	(586,759)	231,621	1,068,309	(836,688)

SAM Conservative Growth Portfolio Class 2	325,731	151,974	173,757	590,332	327,537	262,795

SAM Flexible Income Portfolio Class 1	643,836	1,606,003	(962,167)	671,979	1,892,646	(1,220,667)

SAM Flexible Income Portfolio Class 2	615,017	198,793	416,224	468,956	208,984	259,972

SAM Strategic Growth Portfolio Class 1	166,203	581,377	(415,174)	120,016	653,275	(533,259)

SAM Strategic Growth Portfolio Class 2	374,410	130,653	243,757	263,801	63,719	200,082

Short-Term Income Class 1	1,706,881	1,568,508	138,373	1,259,346	1,685,971	(426,625)

SmallCap Class 1	390,055	827,161	(437,106)	158,432	678,861	(520,429)

SmallCap Class 2	115,537	56,905	58,632	96,694	20,065	76,629

T. Rowe Price Blue Chip Growth Portfolio II	560,815	236,087	324,728	254,469	167,817	86,652

T. Rowe Price Health Sciences Portfolio II	32,323	92,696	(60,373)	35,246	117,903	(82,657)

Templeton Global Bond VIP Class 4	78,828	274,968	(196,140)	95,000	34,210	60,790

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Templeton Growth VIP Class 2	6,332	9,353	(3,021)	834	8,283	(7,449)

The Merger Fund	9,633	3,219	6,414	15,125	4,625	10,500

TOPS Aggressive Growth ETF Portfolio Investor Class	34,889	8,443	26,446	56,472	161	56,311

TOPS Balanced ETF Portfolio Investor Class	31,696	35,740	(4,044)	92,165	45	92,120

TOPS Conservative ETF Portfolio Investor Class	3,553	49	3,504	29,303	1,328	27,975

TOPS Growth ETF Portfolio Investor Class	13,728	52,597	(38,869)	146,243	52,311	93,932

TOPS Moderate Growth ETF Portfolio Investor Class	5,615	199	5,416	35,161	14,346	20,815

VanEck Global Hard Assets Class S	83,617	122,397	(38,780)	85,122	123,843	(38,721)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2020, 2019, 2018, 2017 and 2016 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

AllianceBernstein Small Cap Growth Class A:
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%
2018	132	$34.06	to	$31.25	$4,471	—%	1.40%	to	2.00%	(2.29)%	to	(2.86)%
2017	138	$34.86	to	$32.17	$4,775	—%	1.40%	to	2.00%	32.30%	to	31.47%
2016	156	$26.35	to	$24.47	$4,082	—%	1.40%	to	2.00%	4.98%	to	4.35%

AllianceBernstein Small/Mid Cap Value Class A:
2020	256	$16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	$15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30%	to	2.00%	(16.11)%	to	(16.70)%
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30%	to	2.00%	11.69%	to	10.89%
2016	290	$14.12	to	$13.77	$4,055	0.59%	1.30%	to	2.00%	23.43%	to	22.62%

Alps/Red Global Opportunity Portfolio Class III:
2020 (12)	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%
2018	24	$8.62	to	$10.15	$225	8.17%	0.75%	to	1.40%	(12.75)%	to	(13.76)%
2017	10	$11.65	to	$11.77	$114	3.34%	1.00%	to	1.40%	16.50%	to	23.25%
2016	3	$9.59	to	$9.55	$30	0.83%	1.15%	to	1.40%	6.79%	to	6.47%

American Century VP Capital Appreciation Class I:
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%
2018	149	$12.40	to	$12.06	$1,846	—%	1.40%	to	2.00%	(6.56)%	to	(7.09)%
2017	177	$13.27	to	$12.98	$2,339	—%	1.40%	to	2.00%	20.09%	to	19.41%
2016	214	$11.05	to	$10.87	$2,357	—%	1.40%	to	2.00%	1.84%	to	1.21%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Income & Growth Class I:
2020	367	$29.16	to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$16.58	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%
2018	443	$21.40	to	$17.97	$9,023	1.92%	0.85%	to	1.90%	(7.68)%	to	(8.64)%
2017	500	$23.18	to	$19.67	$11,044	2.34%	0.85%	to	1.90%	19.48%	to	18.21%
2016	585	$19.40	to	$16.64	$10,859	2.37%	0.85%	to	1.90%	12.53%	to	11.38%

American Century VP Inflation Protection Class II:
2020	2,370	$11.55	to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62	to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%
2018	2,719	$9.83	to	$11.66	$34,370	2.83%	0.75%	to	2.00%	(1.50)%	to	(4.82)%
2017	3,220	$10.13	to	$12.25	$42,539	2.56%	1.00%	to	2.00%	1.40%	to	1.66%
2016	3,502	$9.89	to	$12.05	$45,285	1.86%	1.15%	to	2.00%	3.24%	to	2.29%

American Century VP Mid Cap Value Class II:
2020	298	$27.07	to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13	to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%
2018	366	$21.30	to	$20.12	$7,714	1.27%	1.30%	to	2.00%	(14.11)%	to	(14.71)%
2017	407	$24.80	to	$23.59	$9,988	1.39%	1.30%	to	2.00%	10.03%	to	9.26%
2016	427	$22.54	to	$21.59	$9,556	1.54%	1.30%	to	2.00%	21.12%	to	20.28%

American Century VP Ultra Class I:
2020	110	$43.29	to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27	to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%
2018	157	$22.03	to	$19.82	$3,467	0.25%	1.30%	to	1.90%	(0.54)%	to	(1.15)%
2017	171	$22.15	to	$20.05	$3,782	0.36%	1.30%	to	1.90%	30.52%	to	29.77%
2016	181	$16.97	to	$15.45	$3,072	0.36%	1.30%	to	1.90%	3.10%	to	2.45%

American Century VP Ultra Class II:
2020	566	$50.12	to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99	to	$31.00	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%
2018	1,018	$25.64	to	$23.52	$26,046	0.12%	1.40%	to	2.00%	(0.77)%	to	(1.38)%
2017	1,286	$25.84	to	$23.85	$33,153	0.25%	1.40%	to	2.00%	30.18%	to	29.41%
2016	1,620	$19.85	to	$18.43	$32,114	0.20%	1.40%	to	2.00%	2.90%	to	2.28%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Value Class II:
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	(1.08)%	to	—%
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%	to	24.57%
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75%	to	1.90%	(8.22)%	to	(11.02)%
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00%	to	1.90%	5.88%	to	6.53%
2016	707	$11.45	to	$21.90	$16,312	1.57%	1.15%	to	1.90%	18.90%	to	18.00%

American Funds Insurance Series Asset Allocation Fund Class 2:
2020	178	$15.28	to	$14.80	$2,679	1.65%	1.30%	to	2.00%	10.97%	to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%	to	18.76%
2018	214	$11.51	to	$11.30	$2,447	2.06%	1.30%	to	2.00%	(5.81)%	to	(6.46)%
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30%	to	2.00%	14.74%	to	13.85%
2016 (5)	83	$10.65	to	$10.61	$878	4.92%	1.30%	to	2.00%	6.50%	to	6.10%

American Funds Insurance Series Asset Allocation Fund Class 4:
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%	to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%	to	19.21%
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75%	to	1.40%	(4.70)%	to	(6.20)%
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00%	to	1.40%	9.19%	to	14.38%
2016	57	$10.48	to	$10.43	$598	1.31%	1.15%	to	1.40%	7.93%	to	7.64%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2020	241	$14.97	to	$14.50	$3,563	1.79%	1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%	1.30%	to	2.00%	19.83%	to	18.97%
2018	247	$11.65	to	$11.44	$2,860	1.99%	1.30%	to	2.00%	(9.83)%	to	(10.49)%
2017	234	$12.92	to	$12.78	$3,017	2.04%	1.30%	to	2.00%	15.46%	to	14.72%
2016 (5)	152	$11.19	to	$11.14	$1,696	5.19%	1.30%	to	2.00%	12.01%	to	11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4:
2020	684	$12.09	to	$15.04	$8,606	1.68%	0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%	0.75%	to	1.40%	20.11%	to	19.35%
2018	342	$9.35	to	$11.78	$3,493	2.36%	0.75%	to	1.40%	(6.97)%	to	(10.21)%
2017	169	$11.15	to	$13.12	$2,076	2.33%	1.00%	to	1.40%	11.39%	to	15.09%
2016	93	$11.46	to	$11.40	$1,061	1.84%	1.15%	to	1.40%	17.06%	to	16.92%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%	to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%	to	28.84%
2018	132	$11.20	to	$9.43	$1,321	0.08%	1.30%	to	2.00%	(11.74)%	to	(12.28)%
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30%	to	2.00%	24.29%	to	23.42%
2016	106	$10.21	to	$8.71	$976	0.27%	1.30%	to	2.00%	0.79%	to	—%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%	to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%	to	29.44%
2018	72	$8.74	to	$10.63	$701	0.02%	0.75%	to	1.40%	(12.95)%	to	(12.08)%
2017	32	$11.67	to	$12.09	$374	0.35%	1.00%	to	1.40%	16.35%	to	23.87%
2016	15	$9.81	to	$9.76	$147	0.05%	1.15%	to	1.40%	0.62%	to	0.51%

American Funds Insurance Series High-Income Bond Class 2:
2020	106	$12.40	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30%	to	1.90%	(3.59)%	to	(4.23)%
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30%	to	1.90%	5.53%	to	4.93%
2016	128	$10.30	to	$10.14	$1,320	9.72%	1.30%	to	1.90%	16.12%	to	15.49%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75%	to	1.40%	(3.70)%	to	(6.22)%
2017	71	$10.86	to	$11.57	$794	0.64%	1.00%	to	1.40%	8.38%	to	13.21%
2016	27	$10.28	to	$10.22	$276	1.31%	1.15%	to	1.40%	6.09%	to	5.80%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75%	to	1.40%	(2.79)%	to	(1.72)%
2017	56	$11.53	to	$12.19	$658	0.29%	1.00%	to	1.40%	14.96%	to	24.26%
2016	17	$9.87	to	$9.81	$165	0.19%	1.15%	to	1.40%	1.33%	to	1.03%

American Funds Insurance Series Managed Risk International Fund Class P2:
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%
2018	13	$8.85	to	$9.30	$135	1.67%	0.75%	to	1.40%	(11.32)%	to	(11.76)%
2017	11	$11.78	to	$10.54	$120	0.44%	1.00%	to	1.40%	17.80%	to	26.84%
2016	5	$8.36	to	$8.31	$41	0.92%	1.15%	to	1.40%	(4.13)%	to	(4.37)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series New World Fund Class 2:
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30%	to	2.00%	(15.16)%	to	(15.72)%
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30%	to	2.00%	27.80%	to	26.80%
2016	130	$9.03	to	$9.18	$1,195	1.17%	1.30%	to	2.00%	3.91%	to	3.26%

American Funds Insurance Series New World Fund Class 4:
2020	266	$13.33	to	$14.76	$3,684	0.04%	0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.90	to	$12.14	$2,183	0.92%	0.75%	to	1.40%	27.93%	to	26.99%
2018	117	$8.52	to	$9.56	$1,091	0.84%	0.75%	to	1.40%	(14.63)%	to	(15.40)%
2017	61	$11.65	to	$11.30	$703	1.02%	1.00%	to	1.40%	16.62%	to	27.25%
2016	37	$8.93	to	$8.88	$329	0.54%	1.15%	to	1.40%	3.84%	to	3.62%

BlackRock 60/40 Target Allocation Class III:
2020	119	$13.01	to	$13.18	$1,575	1.81%	0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%	0.75%	to	2.00%	20.25%	to	18.79%
2018	55	$9.53	to	$9.90	$553	1.02%	0.75%	to	2.00%	(4.70)%	to	(7.04)%
2017	25	$11.00	to	$10.65	$266	2.33%	1.00%	to	2.00%	9.67%	to	12.46%
2016	11	$9.60	to	$9.47	$107	2.28%	1.15%	to	2.00%	4.92%	to	4.07%

BlackRock Advantage U.S. Total Market Class III:
2020	124	$14.23	to	$16.92	$1,854	2.00%	0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%	0.75%	to	1.40%	27.72%	to	26.90%
2018	79	$9.38	to	$11.30	$814	2.49%	0.75%	to	1.40%	(6.76)%	to	(7.98)%
2017	13	$11.64	to	$12.28	$150	—%	1.00%	to	1.40%	15.02%	to	12.25%
2016	3	$10.98	to	$10.94	$31	0.94%	1.15%	to	1.40%	22.00%	to	21.69%

BlackRock Global Allocation Class III:
2020	178	$12.99	to	$12.98	$2,356	1.36%	0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%	0.75%	to	2.00%	16.81%	to	15.35%
2018	167	$9.28	to	$9.51	$1,618	0.99%	0.75%	to	2.00%	(7.11)%	to	(9.34)%
2017	119	$10.83	to	$10.49	$1,268	1.34%	1.00%	to	2.00%	8.19%	to	11.36%
2016	105	$9.55	to	$9.42	$996	1.36%	1.15%	to	2.00%	2.69%	to	1.84%

BNY Mellon IP MidCap Stock Service Shares:
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%	to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%	to	18.25%
2018	46	$8.68	to	$9.92	$429	0.24%	0.75%	to	1.40%	(3.90)%	to	(6.56)%
2017	14	$11.23	to	$11.93	$162	0.69%	1.00%	to	1.40%	11.41%	to	13.40%
2016	10	$10.56	to	$10.52	$105	0.75%	1.15%	to	1.40%	13.92%	to	13.61%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

BNY Mellon IP Technology Growth Service Shares:
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%	to	66.19%
2019	213	$41.00	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%	to	23.03%
2018	261	$33.13	to	$30.39	$8,555	—%	1.40%	to	2.00%	(2.64)%	to	(3.22)%
2017	305	$34.03	to	$31.40	$10,254	—%	1.40%	to	2.00%	40.39%	to	39.56%
2016	271	$24.24	to	$22.50	$6,464	—%	1.40%	to	2.00%	2.93%	to	2.32%

Calvert EAFE International Index Class F:
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%	to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%	to	19.28%
2018	65	$8.52	to	$9.23	$565	7.15%	0.75%	to	1.40%	(14.54)%	to	(15.01)%
2017	10	$11.56	to	$10.86	$111	1.76%	1.00%	to	1.40%	15.60%	to	22.71%
2016	2	$8.90	to	$8.85	$19	4.06%	1.15%	to	1.40%	(0.89)%	to	(1.12)%

Calvert Investment Grade Bond Portfolio Class F:
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%	to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%	to	6.64%
2018 (8)	16	$10.13	to	$10.09	$164	8.71%	0.75%	to	1.40%	1.40%	to	1.00%

Calvert Russell 2000 Small Cap Index Class F:
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%	to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%	to	23.14%
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75%	to	1.40%	(12.84)%	to	(12.70)%
2017	66	$11.34	to	$13.07	$773	1.15%	1.00%	to	1.40%	12.39%	to	12.48%
2016	13	$11.69	to	$11.62	$155	0.52%	1.15%	to	1.40%	19.29%	to	18.94%

Calvert S&P MidCap 400 Index Class F:
2020	462	$12.46	to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%	to	11.51%
2019	376	$11.10	to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%	to	23.81%
2018	243	$8.91	to	$11.51	$2,436	1.31%	0.75%	to	1.40%	(11.25)%	to	(12.80)%
2017	162	$11.22	to	$13.20	$1,954	0.93%	1.00%	to	1.40%	11.31%	to	13.99%
2016	65	$11.64	to	$11.58	$751	0.66%	1.15%	to	1.40%	18.53%	to	18.28%

ClearBridge Small Cap Growth Class II:
2020	199	$17.05	to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%	to	40.88%
2019	157	$12.02	to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%	to	24.82%
2018	102	$9.57	to	$12.25	$1,115	—%	0.75%	to	1.40%	(4.78)%	to	1.74%
2017	31	$11.93	to	$12.04	$373	—%	1.00%	to	1.40%	18.24%	to	22.23%
2016	1	$9.89	to	$9.85	$13	—%	1.15%	to	1.40%	4.32%	to	4.01%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Columbia Limited Duration Credit Class 2:
2020	331	$11.23	to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%	to	3.46%
2019	39	$10.71	to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%	to	5.41%
2018	19	$10.04	to	$9.61	$191	1.55%	0.75%	to	2.00%	0.50%	to	(2.04)%
2017	21	$10.03	to	$9.81	$208	2.04%	1.00%	to	2.00%	0.30%	to	(0.20)%
2016	19	$9.97	to	$9.83	$185	2.33%	1.15%	to	2.00%	4.07%	to	3.26%

Columbia Small Cap Value Class 2:
2020	112	$10.83	to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%	to	7.07%
2019	95	$10.05	to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%	to	19.28%
2018	59	$8.37	to	$10.79	$566	0.17%	0.75%	to	1.40%	(16.88)%	to	(19.30)%
2017	38	$11.53	to	$13.37	$480	0.33%	1.00%	to	1.40%	14.05%	to	12.35%
2016	20	$11.94	to	$11.90	$244	0.26%	1.15%	to	1.40%	31.21%	to	30.91%

Core Plus Bond Class 1:
2020	5,323	$3.36	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	8.70%	to	9.09%
2019	5,337	$3.26	to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%	to	7.65%
2018	5,240	$2.98	to	$21.56	$109,852	3.32%	0.46%	to	2.00%	(1.83)%	to	(3.41)%
2017	6,196	$3.04	to	$22.32	$131,734	2.86%	0.42%	to	2.00%	4.37%	to	2.76%
2016	6,529	$2.91	to	$21.72	$138,244	3.07%	0.43%	to	2.00%	3.65%	to	2.02%

Delaware Limited Term Diversified Income Service Class:
2020	113	$10.80	to	$10.06	$1,198	1.42%	0.75%	to	2.00%	3.35%	to	2.03%
2019	47	$10.45	to	$9.86	$476	2.36%	0.75%	to	2.00%	3.98%	to	2.71%
2018	38	$10.05	to	$9.60	$374	2.34%	0.75%	to	2.00%	0.50%	to	(1.94)%
2017	30	$10.03	to	$9.79	$302	1.90%	1.00%	to	2.00%	0.30%	to	(0.10)%
2016	94	$9.93	to	$9.80	$931	1.35%	1.15%	to	2.00%	0.51%	to	(0.20)%

Delaware Small Cap Value Service Class:
2020	147	$15.63	to	$14.82	$2,264	1.06%	1.30%	to	2.00%	(3.46)%	to	(4.08)%
2019	160	$16.19	to	$15.45	$2,563	0.78%	1.30%	to	2.00%	26.09%	to	25.20%
2018	170	$12.84	to	$12.34	$2,167	0.59%	1.30%	to	2.00%	(18.01)%	to	(18.66)%
2017	176	$15.66	to	$15.17	$2,726	0.66%	1.30%	to	2.00%	10.28%	to	9.61%
2016	160	$14.20	to	$13.84	$2,248	0.64%	1.30%	to	2.00%	29.44%	to	28.51%

Diversified Balanced Class 1:
2020	1,771	$13.13	to	$13.57	$23,344	2.30%	0.45%	to	1.90%	11.46%	to	12.48%
2019	2,112	$12.06	to	$11.60	$24,944	2.12%	0.46%	to	1.90%	17.93%	to	16.23%
2018	2,269	$10.23	to	$9.98	$22,898	2.73%	0.59%	to	1.90%	(3.55)%	to	(4.95)%
2017 (7)	2,579	$10.60	to	$10.50	$27,197	2.43%	0.53%	to	1.90%	—%	to	5.00%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified Balanced Class 2:
2020	49,273	$13.23	to	$18.82	$979,709	2.08%	1.40%	to	2.00%	11.05%	to	10.38%
2019	55,109	$18.10	to	$17.05	$988,423	1.81%	1.40%	to	2.00%	16.55%	to	15.91%
2018	62,817	$10.21	to	$14.71	$968,136	2.39%	1.40%	to	2.00%	(4.72)%	to	(5.34)%
2017	69,727	$10.72	to	$15.54	$1,131,092	—%	1.40%	to	2.00%	6.99%	to	9.28%
2016	74,396	$14.83	to	$14.22	$1,099,762	1.25%	1.40%	to	2.00%	5.40%	to	4.79%

Diversified Balanced Managed Volatility Class 2:
2020	12,733	$12.64	to	$14.06	$185,112	1.89%	0.75%	to	2.00%	11.17%	to	9.76%
2019	13,367	$11.37	to	$12.81	$176,258	1.61%	0.75%	to	2.00%	16.62%	to	15.20%
2018	14,217	$9.75	to	$11.12	$162,127	3.68%	0.75%	to	2.00%	(2.50)%	to	(5.12)%
2017	15,118	$10.71	to	$11.72	$181,077	1.29%	1.00%	to	2.00%	6.89%	to	8.72%
2016	15,384	$10.57	to	$10.78	$168,723	0.69%	1.15%	to	2.00%	5.17%	to	4.26%

Diversified Balanced Volatility Control Class 2:
2020	14,823			$12.45	$184,530	1.56%			1.40%			7.33%
2019	12,527			$11.60	$145,328	0.95%			1.40%			13.84%
2018	6,572			$10.19	$66,956	0.77%			1.40%			(5.03)%
2017 (6)	3,405			$10.73	$36,539	—%			1.40%			7.09%

Diversified Growth Class 2:
2020	172,151	$13.79	to	$21.31	$3,852,816	1.95%	1.40%	to	2.00%	12.17%	to	11.45%
2019	188,483	$12.30	to	$19.12	$3,772,917	1.74%	1.40%	to	2.00%	19.53%	to	18.83%
2018	207,515	$10.29	to	$16.09	$3,487,376	2.50%	1.40%	to	2.00%	(5.88)%	to	(6.40)%
2017	219,749	$10.93	to	$17.19	$3,946,890	1.36%	1.40%	to	2.00%	9.08%	to	11.91%
2016	224,677	$16.02	to	$15.36	$3,589,242	1.24%	1.40%	to	2.00%	6.66%	to	6.00%

Diversified Growth Managed Volatility Class 2:
2020	24,558	$12.88	to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%	to	10.81%
2019	25,503	$11.48	to	$13.50	$353,685	1.54%	0.75%	to	2.00%	19.33%	to	17.80%
2018	27,701	$9.62	to	$11.46	$325,257	4.18%	0.75%	to	2.00%	(3.90)%	to	(5.99)%
2017	28,510	$10.89	to	$12.19	$354,954	1.24%	1.00%	to	2.00%	8.68%	to	11.12%
2016	28,091	$10.67	to	$10.97	$313,613	0.60%	1.15%	to	2.00%	6.38%	to	5.38%

Diversified Growth Volatility Control Class 2:
2020	77,836			$12.79	$995,441	1.54%			1.40%			7.48%
2019	64,303			$11.90	$765,294	0.97%			1.40%			15.87%
2018	37,493			$10.27	$384,857	0.75%			1.40%			(5.87)%
2017 (6)	15,735			$10.91	$171,699	—%			1.40%			8.77%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified Income Class 2:
2020	21,807	$12.64	to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%	to	9.12%
2019	20,567	$11.52	to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%	to	12.87%
2018	19,716	$10.15	to	$12.04	$241,402	2.07%	1.40%	to	2.00%	(3.76)%	to	(4.37)%
2017	20,774	$10.54	to	$12.59	$268,177	1.38%	1.40%	to	2.00%	5.19%	to	6.69%
2016	20,962	$12.13	to	$11.80	$254,023	1.00%	1.40%	to	2.00%	4.03%	to	3.42%

Diversified International Class 1:
2020	3,407	$4.47	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.29%	to	15.68%
2019	3,882	$4.09	to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%	to	20.25%
2018	4,206	$3.35	to	$24.49	$95,801	2.12%	0.46%	to	2.00%	(17.88)%	to	(19.17)%
2017	4,720	$4.08	to	$30.30	$131,186	1.81%	0.43%	to	2.00%	28.52%	to	26.51%
2016	5,292	$3.17	to	$23.95	$117,981	2.32%	0.41%	to	2.00%	(0.06)%	to	(1.60)%

DWS Alternative Asset Allocation Class B:
2020	5	$11.20	to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%	to	3.92%
2019	4	$10.72	to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%	to	12.67%
2018	4	$9.44	to	$8.84	$37	1.75%	0.75%	to	1.40%	(5.51)%	to	(10.62)%
2017	4	$10.41	to	$9.89	$40	2.10%	1.00%	to	1.40%	4.00%	to	5.55%
2016	5	$9.42	to	$9.37	$42	1.90%	1.15%	to	1.40%	3.74%	to	3.54%

DWS Equity 500 Index Class B2:
2020	171	$14.40	to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%	to	16.05%
2019	175	$12.33	to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%	to	28.77%
2018	149	$9.51	to	$12.48	$1,691	1.21%	0.75%	to	1.40%	(5.18)%	to	(6.31)%
2017	103	$11.39	to	$13.32	$1,324	1.21%	1.00%	to	1.40%	13.67%	to	19.35%
2016	82	$11.22	to	$11.16	$919	1.49%	1.15%	to	1.40%	9.89%	to	9.63%

DWS Small Mid Cap Value Class B:
2020	107	$10.04	to	$13.01	$1,307	1.21%	0.75%	to	2.00%	(1.86)%	to	(3.06)%
2019	118	$10.23	to	$13.42	$1,469	0.36%	0.75%	to	2.00%	20.07%	to	18.55%
2018	100	$8.52	to	$11.32	$1,084	0.99%	0.75%	to	2.00%	(15.22)%	to	(17.97)%
2017	92	$10.81	to	$13.80	$1,242	0.36%	1.00%	to	2.00%	7.24%	to	7.98%
2016	91	$11.23	to	$12.78	$1,157	0.22%	1.15%	to	2.00%	15.18%	to	14.11%

EQ Convertible Securities Class IB:
2020	12	$15.09	to	$14.79	$181	3.60%	0.75%	to	2.00%	38.06%	to	36.31%
2019 (9)	—	$10.93	to	$10.85	$—	—%	0.75%	to	2.00%	9.30%	to	8.50%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

EQ GAMCO Small Company Value Class IB:
2020	11	$11.79	to	$11.56	$131	1.15%	0.75%	to	2.00%	8.46%	to	7.04%
2019 (9)	5	$10.87	to	$10.80	$55	1.76%	0.75%	to	2.00%	8.70%	to	8.00%

EQ Micro Cap Class IB:
2020	6	$16.31	to	$15.99	$93	0.11%	0.75%	to	2.00%	49.09%	to	47.24%
2019 (9)	1	$10.94	to	$10.86	$10	0.27%	0.75%	to	2.00%	9.40%	to	8.60%

EQ SmartBeta Equity Class IB:
2020	26	$11.96	to	$11.72	$316	0.72%	0.75%	to	2.00%	10.13%	to	8.72%
2019 (9)	6	$10.86	to	$10.78	$62	3.05%	0.75%	to	2.00%	8.60%	to	7.80%

EQ Socially Responsible Class IB:
2020	13	$13.38	to	$13.12	$170	1.61%	0.75%	to	2.00%	19.04%	to	17.56%
2019 (9)	1	$11.24	to	$11.16	$17	1.95%	0.75%	to	2.00%	12.40%	to	11.60%

Equity Income Class 1:
2020	10,278	$3.37	to	$94.87	$215,748	2.02%	0.48%	to	2.00%	4.85%	to	5.99%
2019	11,634	$89.57	to	$21.28	$229,475	1.88%	0.56%	to	2.00%	28.47%	to	26.52%
2018	13,701	$69.72	to	$16.82	$215,812	1.73%	0.09%	to	2.00%	—%	to	(6.92)%
2017	10,292	$2.61	to	$18.07	$197,554	2.21%	0.44%	to	2.00%	20.57%	to	18.73%
2016	12,338	$2.17	to	$15.22	$198,801	2.68%	0.39%	to	2.00%	15.24%	to	13.41%

Equity Income Class 2:
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75%	to	1.40%	(3.90)%	to	(6.56)%
2017	201	$11.50	to	$13.10	$2,508	2.21%	1.00%	to	1.40%	14.66%	to	19.09%
2016	115	$11.06	to	$11.00	$1,263	2.61%	1.15%	to	1.40%	14.14%	to	13.87%

Fidelity VIP Contrafund Service Class:
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30%	to	1.90%	(7.71)%	to	(8.25)%
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30%	to	1.90%	20.20%	to	19.44%
2016	1,566	$25.15	to	$22.84	$39,392	0.70%	1.30%	to	1.90%	6.52%	to	5.89%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Contrafund Service Class 2:
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75%	to	2.00%	(8.08)%	to	(8.49)%
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00%	to	2.00%	12.35%	to	19.20%
2016	2,089	$10.75	to	$22.34	$48,208	0.60%	1.15%	to	2.00%	6.54%	to	5.58%

Fidelity VIP Equity-Income Service Class 2:
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30%	to	2.00%	(9.70)%	to	(10.34)%
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30%	to	2.00%	11.20%	to	10.41%
2016	1,624	$19.56	to	$17.86	$31,630	2.05%	1.30%	to	2.00%	16.15%	to	15.37%

Fidelity VIP Freedom 2020 Service Class 2:
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (9)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity VIP Freedom 2030 Service Class 2:
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (9)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Fidelity VIP Freedom 2040 Service Class 2:
2020	107	$13.10	to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%	to	17.38%
2019 (9)	65	$11.09	to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%	to	10.50%

Fidelity VIP Freedom 2050 Service Class 2:
2020	34	$13.11	to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%	to	17.36%
2019 (9)	16	$11.10	to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%	to	10.60%

Fidelity VIP Government Money Market Initial Class:
2020	9,086	$0.98	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(1.17)%	to	(0.10)%
2019	7,795	$1.03	to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%	to	—%
2018	8,644	$1.01	to	$9.68	$41,119	1.59%	0.37%	to	2.00%	1.21%	to	(0.31)%
2017	7,283	$1.00	to	$9.71	$34,519	0.66%	0.42%	to	2.00%	0.21%	to	(1.32)%
2016 (4)	8,827	$1.00	to	$0.99	$47,450	0.22%	0.59%	to	2.19%	—%	to	—%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Government Money Market Service Class 2:
2020	1,445	$10.10	to	$9.70	$14,427	0.19%	0.75%	to	1.40%	(0.59)%	to	(1.20)%
2019	880	$10.16	to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%	to	0.40%
2018	768	$10.05	to	$9.93	$7,639	1.33%	0.75%	to	1.40%	0.50%	to	(0.10)%
2017	310	$9.96	to	$9.94	$3,084	0.42%	1.00%	to	1.40%	(0.40)%	to	(0.60)%
2016 (4)	391	$9.90	to	$9.88	$3,865	0.02%	1.15%	to	1.40%	(1.00)%	to	(1.20)%

Fidelity VIP Growth Service Class:
2020	489	$37.92	to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%	to	41.04%
2019	545	$26.73	to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%	to	31.66%
2018	644	$20.18	to	$18.10	$12,987	0.15%	1.30%	to	1.90%	(1.56)%	to	(2.16)%
2017	730	$20.50	to	$18.50	$14,958	0.12%	1.30%	to	1.90%	33.29%	to	32.43%
2016	779	$15.38	to	$13.97	$11,979	—%	1.30%	to	1.90%	(0.65)%	to	(1.13)%

Fidelity VIP Growth Service Class 2:
2020	301	$50.68	to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%	to	40.70%
2019	346	$35.81	to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%	to	31.34%
2018	383	$27.10	to	$24.86	$10,302	0.04%	1.40%	to	2.00%	(1.85)%	to	(2.43)%
2017	421	$27.61	to	$25.48	$11,548	0.08%	1.40%	to	2.00%	33.00%	to	32.16%
2016	430	$20.76	to	$19.28	$8,861	—%	1.40%	to	2.00%	(0.86)%	to	(1.43)%

Fidelity VIP Mid Cap Service Class:
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%
2018	7			$11.68	$78	0.40%			0.95%			(15.42)%
2017	49			$13.81	$674	0.62%			0.95%			19.57%
2016	49			$11.55	$563	0.53%			0.95%			11.06%

Fidelity VIP Mid Cap Service Class 2:
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75%	to	2.00%	(15.88)%	to	(16.48)%
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00%	to	2.00%	14.58%	to	18.15%
2016	830	$10.82	to	$25.78	$21,339	0.31%	1.15%	to	2.00%	10.63%	to	9.70%

Fidelity VIP Overseas Service Class 2:
2020	1,099	$12.28	to	$21.30	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75%	to	2.00%	(14.79)%	to	(16.79)%
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00%	to	2.00%	18.92%	to	27.45%
2016	1,731	$9.02	to	$14.21	$26,313	1.18%	1.15%	to	2.00%	(6.33)%	to	(7.12)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Franklin Global Real Estate VIP Class 2:
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%
2018	79	$9.49	to	$9.30	$790	2.72%	0.75%	to	2.00%	(5.38)%	to	(8.64)%
2017	66	$10.70	to	$10.18	$715	3.04%	1.00%	to	2.00%	6.57%	to	8.30%
2016	61	$10.43	to	$9.40	$613	1.19%	1.15%	to	2.00%	(0.67)%	to	(1.47)%

Franklin Income VIP Class 4:
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%
2018 (8)	9	$9.40	to	$9.37	$87	—%	0.75%	to	1.40%	(6.37)%	to	(6.58)%

Franklin Rising Dividends VIP Class 4:
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75%	to	1.40%	(3.50)%	to	(6.53)%
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00%	to	1.40%	14.46%	to	18.82%
2016	72	$11.28	to	$11.21	$808	1.21%	1.15%	to	1.40%	14.63%	to	14.27%

Franklin Small Cap Value VIP Class 2:
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.20	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30%	to	2.00%	(14.02)%	to	(14.60)%
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30%	to	2.00%	9.24%	to	8.49%
2016	253	$22.07	to	$21.09	$5,529	0.76%	1.30%	to	2.00%	28.46%	to	27.59%

Franklin U.S. Government Fund Class 2:
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (9)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30%	to	2.00%	(11.62)%	to	(12.24)%
2017	509	$26.77	to	$24.60	$13,514	0.71%	1.30%	to	2.00%	9.62%	to	8.90%
2016	586	$24.42	to	$22.59	$14,216	1.31%	1.30%	to	2.00%	12.07%	to	11.28%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Goldman Sachs VIT Mid Cap Value Service Shares:
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%
2018	69	$9.02	to	$9.82	$658	0.65%	0.75%	to	1.40%	(9.71)%	to	(12.01)%
2017	50	$10.73	to	$11.16	$558	0.53%	1.00%	to	1.40%	6.55%	to	9.30%
2016	45	$10.26	to	$10.21	$459	1.08%	1.15%	to	1.40%	11.89%	to	11.71%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%
2018	5	$9.43	to	$8.79	$46	5.14%	0.75%	to	1.40%	(5.61)%	to	(8.25)%
2017	—	$10.20	to	$9.58	$2	3.31%	1.00%	to	1.40%	2.00%	to	3.90%
2016	—	$9.26	to	$9.22	$—	—%	1.15%	to	1.40%	(0.86)%	to	(1.18)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30%	to	2.00%	(9.80)%	to	(10.43)%
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30%	to	2.00%	10.14%	to	9.36%
2016	323	$21.59	to	$19.98	$6,918	1.15%	1.30%	to	2.00%	21.57%	to	20.80%

Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2020	53	$11.76	to	$16.01	$673	—%	0.75%	to	1.40%	7.59%	to	6.88%
2019	52	$10.93	to	$14.98	$627	0.27%	0.75%	to	1.40%	23.64%	to	22.79%
2018	33	$8.84	to	$12.20	$337	0.28%	0.75%	to	1.40%	(11.95)%	to	(10.10)%
2017	15	$11.29	to	$13.57	$187	0.41%	1.00%	to	1.40%	11.67%	to	9.61%
2016	8	$12.45	to	$12.38	$99	0.39%	1.15%	to	1.40%	21.58%	to	21.37%

Government & High Quality Bond Class 1:
2020	7,184	$2.95	to	$11.94	$81,574	2.57%	0.41%	to	2.00%	1.33%	to	2.44%
2019	7,169	$3.06	to	$11.84	$81,190	2.72%	0.40%	to	2.00%	6.01%	to	4.32%
2018	7,616	$2.98	to	$11.35	$83,790	3.77%	0.39%	to	2.00%	0.49%	to	(1.05)%
2017	9,071	$2.88	to	$11.47	$98,248	3.94%	0.42%	to	2.00%	1.45%	to	(0.17)%
2016	9,919	$2.84	to	$11.49	$110,034	3.50%	0.51%	to	2.00%	1.37%	to	(0.17)%

Guggenheim Floating Rate Strategies Series F:
2020	268	$10.34	to	$10.50	$2,876	5.91%	0.75%	to	2.00%	(0.67)%	to	(1.96)%
2019	295	$10.41	to	$10.71	$3,213	4.81%	0.75%	to	2.00%	6.77%	to	5.52%
2018	333	$9.75	to	$10.15	$3,431	2.63%	0.75%	to	2.00%	(2.50)%	to	(2.78)%
2017	172	$10.17	to	$10.44	$1,825	2.85%	1.00%	to	2.00%	1.70%	to	1.36%
2016	154	$10.62	to	$10.30	$1,598	5.18%	1.15%	to	2.00%	7.27%	to	6.40%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Guggenheim Investments Global Managed Futures Strategy:
2020	20	$9.93	to	$8.14	$187	3.99%	0.75%	to	2.00%	1.74%	to	0.62%
2019	19	$9.76	to	$8.09	$178	0.98%	0.75%	to	2.00%	7.37%	to	6.03%
2018	21	$9.09	to	$7.63	$182	—%	0.75%	to	2.00%	(8.83)%	to	(10.86)%
2017	13	$10.60	to	$8.56	$118	1.54%	1.00%	to	2.00%	5.79%	to	6.60%
2016	17	$8.82	to	$8.03	$143	3.42%	1.15%	to	2.00%	(15.68)%	to	(16.53)%

Guggenheim Investments Long Short Equity:
2020	20	$10.03	to	$9.93	$207	0.92%	0.75%	to	2.00%	4.15%	to	2.90%
2019	15	$9.63	to	$9.65	$144	0.61%	0.75%	to	2.00%	4.79%	to	3.43%
2018	21	$9.19	to	$9.33	$203	—%	0.75%	to	2.00%	(7.64)%	to	(14.64)%
2017	12	$11.54	to	$10.93	$141	0.36%	1.00%	to	2.00%	15.05%	to	12.56%
2016	12	$10.40	to	$9.71	$127	—%	1.15%	to	2.00%	(0.57)%	to	(1.32)%

Guggenheim Investments Multi-Hedge Strategies:
2020	57	$10.83	to	$9.95	$594	1.36%	0.75%	to	2.00%	6.59%	to	5.29%
2019	57	$10.16	to	$9.45	$559	2.35%	0.75%	to	2.00%	4.21%	to	2.94%
2018	57	$9.75	to	$9.18	$539	—%	0.75%	to	2.00%	(2.11)%	to	(6.99)%
2017	53	$10.29	to	$9.87	$537	—%	1.00%	to	2.00%	2.80%	to	1.65%
2016	45	$10.16	to	$9.71	$438	0.11%	1.15%	to	2.00%	(1.65)%	to	(2.51)%

International Emerging Markets Class 1:
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.31%	to	18.73%
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%	to	15.28%
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48%	to	2.00%	(21.36)%	to	(22.59)%
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42%	to	2.00%	40.25%	to	38.07%
2016	1,820	$3.38	to	$26.45	$49,426	1.16%	0.40%	to	2.00%	8.94%	to	7.22%

Invesco American Franchise Series I:
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%	to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%	to	34.18%
2018	213	$17.93	to	$17.23	$3,826	—%	1.30%	to	1.90%	(4.88)%	to	(5.43)%
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30%	to	1.90%	25.67%	to	24.97%
2016	259	$15.00	to	$14.58	$3,878	—%	1.30%	to	1.90%	0.94%	to	0.34%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco Balanced-Risk Allocation Series II:
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%	to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%	to	13.26%
2018	30	$9.31	to	$10.41	$310	1.33%	0.75%	to	1.40%	(6.71)%	to	(7.96)%
2017	24	$10.62	to	$11.31	$266	4.11%	1.00%	to	1.40%	6.09%	to	8.33%
2016	19	$10.50	to	$10.44	$203	0.21%	1.15%	to	1.40%	10.18%	to	9.89%

Invesco Core Equity Series I:
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%	to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%	to	26.54%
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30%	to	1.90%	(10.59)%	to	(11.11)%
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30%	to	1.90%	11.77%	to	11.02%
2016	1,063	$15.89	to	$14.43	$16,900	0.75%	1.30%	to	1.90%	8.84%	to	8.17%

Invesco Health Care Series I:
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%
2018	312	$22.81	to	$10.92	$6,469	—%	1.30%	to	2.00%	(0.39)%	to	(1.09)%
2017	353	$22.90	to	$11.04	$7,458	0.36%	1.30%	to	2.00%	14.33%	to	13.58%
2016	389	$20.03	to	$9.72	$7,477	—%	1.30%	to	2.00%	(12.61)%	to	(2.70)%

Invesco Health Care Series II:
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%
2018	127	$10.19	to	$10.32	$1,313	—%	0.75%	to	1.40%	1.49%	to	(0.77)%
2017	98	$10.61	to	$10.40	$1,028	0.09%	1.00%	to	1.40%	6.10%	to	13.91%
2016	83	$9.18	to	$9.13	$762	—%	1.15%	to	1.40%	(12.74)%	to	(12.88)%

Invesco International Growth Series I:
2020	440	$15.21	to	$14.10	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40%	to	2.00%	(16.18)%	to	(16.65)%
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40%	to	2.00%	21.35%	to	20.58%
2016	906	$10.49	to	$9.96	$9,472	1.38%	1.40%	to	2.00%	(1.87)%	to	(2.45)%

Invesco International Growth Series II:
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%
2018	94	$8.60	to	$9.14	$861	1.97%	0.75%	to	1.40%	(13.48)%	to	(16.38)%
2017	60	$11.31	to	$10.93	$665	1.39%	1.00%	to	1.40%	13.21%	to	21.04%
2016	46	$9.08	to	$9.03	$418	1.21%	1.15%	to	1.40%	(1.84)%	to	(2.06)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco Oppenheimer Discovery Mid Cap Growth Series I:
2020 (10)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%	to	46.49%

Invesco Oppenheimer Main Street Small Cap Series II:
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%
2018	30	$13.59	to	$13.14	$402	0.06%	1.30%	to	1.90%	(11.70)%	to	(12.22)%
2017	39	$15.39	to	$14.97	$602	0.64%	1.30%	to	1.90%	12.42%	to	11.80%
2016	41	$13.69	to	$13.39	$555	0.25%	1.30%	to	1.90%	16.21%	to	15.43%

Invesco Small Cap Equity Series I:
2020	188	$35.18	to	$31.65	$6,541	0.35%	1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%	1.30%	to	2.00%	24.93%	to	24.11%
2018	253	$22.42	to	$20.45	$5,591	—%	1.30%	to	2.00%	(16.16)%	to	(16.77)%
2017	297	$26.74	to	$24.57	$7,855	—%	1.30%	to	2.00%	12.59%	to	11.78%
2016	327	$23.75	to	$21.98	$7,700	—%	1.30%	to	2.00%	10.62%	to	9.85%

Invesco Technology Series I:
2020	159	$24.03	to	$21.36	$3,827	—%	1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.90	$3,038	—%	1.30%	to	1.90%	34.14%	to	33.27%
2018	245	$12.42	to	$11.18	$3,047	—%	1.30%	to	1.90%	(1.82)%	to	(2.27)%
2017	292	$12.65	to	$11.44	$3,692	—%	1.30%	to	1.90%	33.44%	to	32.56%
2016	284	$9.48	to	$8.63	$2,690	—%	1.30%	to	1.90%	(2.07)%	to	(2.60)%

Invesco Value Opportunities Series I:
2020	167	$19.11	to	$17.32	$3,191	0.41%	1.40%	to	2.00%	3.97%	to	3.34%
2019	181	$18.38	to	$16.76	$3,318	0.24%	1.40%	to	2.00%	28.80%	to	28.04%
2018	204	$14.27	to	$13.09	$2,905	0.31%	1.40%	to	2.00%	(20.28)%	to	(20.76)%
2017	247	$17.90	to	$16.52	$4,385	0.39%	1.40%	to	2.00%	15.78%	to	15.12%
2016	297	$15.46	to	$14.35	$4,558	0.41%	1.40%	to	2.00%	16.68%	to	15.91%

Janus Henderson Enterprise Service Shares:
2020	314	$32.37	to	$28.69	$10,153	0.04%	1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%	1.30%	to	1.90%	33.40%	to	32.59%
2018	417	$20.63	to	$18.50	$8,592	0.13%	1.30%	to	1.90%	(1.95)%	to	(2.53)%
2017	465	$21.04	to	$18.98	$9,775	0.52%	1.30%	to	1.90%	25.46%	to	24.70%
2016	519	$16.77	to	$15.22	$8,696	0.71%	1.30%	to	1.90%	10.69%	to	9.97%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Janus Henderson Flexible Bond Service Shares:
2020	624	$11.93	to	$11.18	$7,338	2.47%	0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%	0.75%	to	2.00%	8.46%	to	7.14%
2018	188	$10.05	to	$9.66	$1,858	2.64%	0.75%	to	2.00%	0.70%	to	(3.30)%
2017	213	$10.13	to	$9.99	$2,165	2.61%	1.00%	to	2.00%	1.30%	to	1.32%
2016	194	$10.03	to	$9.86	$1,933	3.06%	1.15%	to	2.00%	1.01%	to	(1.40)%

Janus Henderson Global Technology and Innovation Service Shares:
2020 (13)	189	$17.44	to	$17.27	$3,300	0.03%	0.75%	to	1.40%	49.57%	to	48.62%
2019 (9)	30	$11.66	to	$11.62	$348	—%	0.75%	to	1.40%	16.60%	to	16.20%

LargeCap Growth I Class 1:
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.14%	to	35.63%
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%	to	32.24%
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61%	to	2.00%	3.16%	to	1.55%
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42%	to	2.00%	33.15%	to	31.07%
2016	1,955	$2.24	to	$52.76	$94,521	—%	0.41%	to	2.00%	0.84%	to	(0.73)%

LargeCap S&P 500 Index Class 1:
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.10%	to	17.58%
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%	to	28.48%
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47%	to	2.00%	(4.98)%	to	(6.45)%
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42%	to	2.00%	20.98%	to	19.11%
2016	5,486	$2.23	to	$16.01	$92,870	1.66%	0.39%	to	2.00%	11.12%	to	9.36%

LargeCap S&P 500 Index Class 2:
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%	to	16.14%
2019	1,221	$12.35	to	$15.30	$15,836	2.08%	0.75%	to	1.40%	29.73%	to	29.01%
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75%	to	1.40%	(4.99)%	to	(6.25)%
2017	275	$11.40	to	$12.65	$3,235	2.08%	1.00%	to	1.40%	13.77%	to	19.57%
2016	72	$10.63	to	$10.58	$766	2.04%	1.15%	to	1.40%	10.04%	to	9.75%

MFS International Intrinsic Value Service Class:
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%	to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%	to	23.06%
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75%	to	2.00%	(8.93)%	to	(11.46)%
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00%	to	2.00%	17.72%	to	24.35%
2016	336	$10.61	to	$9.61	$3,308	1.38%	1.15%	to	2.00%	2.61%	to	1.69%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

MFS New Discovery Service Class:
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%	to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%	to	38.39%
2018	197	$9.27	to	$13.05	$2,463	—%	0.75%	to	2.00%	(7.67)%	to	(3.62)%
2017	110	$12.00	to	$13.54	$1,497	—%	1.00%	to	2.00%	19.05%	to	23.77%
2016	93	$9.84	to	$10.94	$1,031	—%	1.15%	to	2.00%	7.54%	to	6.73%

MFS Utilities Service Class:
2020	686	$12.98	to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%	to	3.52%
2019	709	$12.38	to	$27.00	$15,284	3.83%	0.75%	to	2.00%	23.92%	to	22.34%
2018	633	$9.99	to	$22.07	$12,388	0.83%	0.75%	to	2.00%	(0.10)%	to	(1.21)%
2017	643	$10.57	to	$22.34	$13,276	4.13%	1.00%	to	2.00%	5.38%	to	12.26%
2016	626	$9.08	to	$19.90	$11,829	3.68%	1.15%	to	2.00%	9.93%	to	9.04%

MFS Value Service Class:
2020	135	$31.81	to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%	to	1.16%
2019	170	$31.25	to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%	to	26.93%
2018	192	$24.47	to	$23.10	$4,681	1.28%	1.40%	to	2.00%	(11.60)%	to	(12.13)%
2017	226	$27.68	to	$26.29	$6,239	1.70%	1.40%	to	2.00%	15.72%	to	15.05%
2016	243	$23.92	to	$22.85	$5,780	1.80%	1.40%	to	2.00%	12.20%	to	11.52%

MidCap Class 1:
2020	2,483	$19.41	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.34%	to	17.84%
2019	2,908	$17.45	to	$127.60	$338,480	0.27%	0.42%	to	2.00%	42.50%	to	40.27%
2018	3,361	$12.25	to	$90.97	$283,507	0.28%	0.45%	to	2.00%	(6.94)%	to	(8.41)%
2017	3,871	$13.16	to	$99.32	$351,847	0.54%	0.43%	to	2.00%	24.99%	to	23.04%
2016	4,359	$10.53	to	$80.72	$324,263	0.41%	0.40%	to	2.00%	9.91%	to	8.17%

MidCap Class 2:
2020 (11)	305	$11.69	to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%	to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2020	233	$16.66	to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%	to	36.95%
2019	252	$12.02	to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%	to	29.89%
2018	223	$9.14	to	$10.94	$2,453	—%	0.75%	to	2.00%	(9.05)%	to	(8.45)%
2017	215	$11.77	to	$11.95	$2,599	—%	1.00%	to	2.00%	17.00%	to	22.19%
2016	249	$9.46	to	$9.78	$2,448	—%	1.15%	to	2.00%	2.94%	to	2.09%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Neuberger Berman AMT Sustainable Equity Class I:
2020	186	$35.70	to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%	to	17.20%
2019	220	$30.28	to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%	to	23.37%
2018	132	$24.40	to	$22.38	$3,205	0.46%	1.40%	to	2.00%	(7.01)%	to	(7.60)%
2017	167	$26.24	to	$24.22	$4,355	0.50%	1.40%	to	2.00%	16.78%	to	16.11%
2016	204	$22.47	to	$20.86	$4,563	0.67%	1.40%	to	2.00%	8.34%	to	7.69%

Neuberger Berman AMT Sustainable Equity Class S:
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%
2018 (8)	—	$8.87	to	$8.84	$2	0.97%	0.75%	to	1.40%	(11.48)%	to	(11.78)%

PIMCO All Asset Administrative Class:
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40%	to	2.00%	(6.71)%	to	(7.26)%
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40%	to	2.00%	11.97%	to	11.29%
2016	268	$14.37	to	$13.73	$3,838	2.58%	1.40%	to	2.00%	11.31%	to	10.73%

PIMCO All Asset Advisor Class:
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%
2018	10	$9.39	to	$10.16	$100	3.11%	0.75%	to	1.40%	(5.72)%	to	(6.70)%
2017	9	$10.71	to	$10.89	$98	5.25%	1.00%	to	1.40%	7.21%	to	11.81%
2016	5	$9.78	to	$9.74	$53	6.46%	1.15%	to	1.40%	11.52%	to	11.31%

PIMCO Commodity Real Return Strategy Class M:
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%
2018	5	$8.38	to	$6.93	$44	1.32%	0.75%	to	1.40%	(15.86)%	to	(15.59)%
2017	1	$10.24	to	$8.21	$11	11.10%	1.00%	to	1.40%	2.40%	to	0.49%
2016	1	$8.20	to	$8.17	$12	0.93%	1.15%	to	1.40%	13.26%	to	13.16%

PIMCO High Yield Administrative Class:
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75%	to	2.00%	(2.20)%	to	(4.55)%
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00%	to	2.00%	3.40%	to	4.48%
2016	1,457	$10.68	to	$14.30	$21,316	5.15%	1.15%	to	2.00%	11.13%	to	10.25%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

PIMCO Low Duration Advisor Class:
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75%	to	2.00%	0.40%	to	(1.75)%
2017	40	$10.00	to	$9.69	$392	1.22%	1.00%	to	2.00%	—%	to	(0.82)%
2016	32	$9.90	to	$9.77	$315	1.41%	1.15%	to	2.00%	0.10%	to	(0.71)%

PIMCO Total Return Administrative Class:
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.80	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75%	to	2.00%	1.30%	to	(2.51)%
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00%	to	2.00%	2.20%	to	2.83%
2016	2,081	$10.19	to	$12.02	$25,990	2.08%	1.15%	to	2.00%	1.49%	to	0.67%

Principal Capital Appreciation Class 1:
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95%	to	2.00%	(4.36)%	to	(5.34)%
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95%	to	2.00%	19.63%	to	18.37%
2016	7,551	$18.03	to	$16.44	$109,609	1.12%	0.95%	to	2.00%	8.09%	to	6.96%

Principal Capital Appreciation Class 2:
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75%	to	1.40%	(3.69)%	to	(4.92)%
2017	82	$11.38	to	$13.21	$999	1.27%	1.00%	to	1.40%	13.57%	to	18.79%
2016	39	$11.19	to	$11.12	$432	1.17%	1.15%	to	1.40%	7.60%	to	7.34%

Principal LifeTime 2010 Class 1:
2020	813	$18.10	to	$18.07	$16,135	2.50%	0.95%	to	2.00%	10.30%	to	9.18%
2019	935	$16.41	to	$16.55	$16,850	2.80%	0.95%	to	2.00%	13.02%	to	11.82%
2018	1,096	$14.52	to	$14.80	$17,559	2.90%	0.95%	to	2.00%	(4.79)%	to	(5.79)%
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95%	to	2.00%	10.43%	to	9.25%
2016	1,749	$13.81	to	$14.38	$26,898	2.11%	0.95%	to	2.00%	4.23%	to	3.16%

Principal LifeTime 2020 Class 1:
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95%	to	2.00%	(6.28)%	to	(7.31)%
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95%	to	2.00%	13.91%	to	12.71%
2016	6,348	$14.81	to	$15.89	$107,765	1.93%	0.95%	to	2.00%	4.74%	to	3.72%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal LifeTime 2030 Class 1:
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95%	to	2.00%	(7.90)%	to	(8.95)%
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95%	to	2.00%	17.10%	to	15.95%
2016	3,830	$14.91	to	$15.99	$64,965	1.63%	0.95%	to	2.00%	4.85%	to	3.76%

Principal LifeTime 2040 Class 1:
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95%	to	2.00%	(8.69)%	to	(9.67)%
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95%	to	2.00%	19.53%	to	18.24%
2016	782	$15.21	to	$16.61	$13,886	1.47%	0.95%	to	2.00%	4.46%	to	3.36%

Principal LifeTime 2050 Class 1:
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95%	to	2.00%	(9.48)%	to	(10.43)%
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95%	to	2.00%	20.97%	to	19.73%
2016	516	$15.26	to	$16.73	$9,242	1.32%	0.95%	to	2.00%	4.59%	to	3.46%

Principal LifeTime Strategic Income Class 1:
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95%	to	2.00%	(3.93)%	to	(4.93)%
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95%	to	2.00%	7.79%	to	6.62%
2016	1,144	$12.97	to	$13.14	$16,092	2.46%	0.95%	to	2.00%	3.76%	to	2.74%

Real Estate Securities Class 1:
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(4.34)%	to	(3.83)%
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%	to	28.67%
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39%	to	2.00%	(4.62)%	to	(6.12)%
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41%	to	2.00%	8.74%	to	7.02%
2016	1,456	$5.32	to	$50.55	$77,554	1.38%	0.42%	to	2.00%	5.40%	to	3.76%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Real Estate Securities Class 2:
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%	to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%	to	29.13%
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75%	to	1.40%	(1.39)%	to	(5.82)%
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00%	to	1.40%	5.67%	to	7.41%
2016	325	$12.21	to	$12.15	$3,951	1.02%	1.15%	to	1.40%	4.27%	to	4.11%

Rydex Basic Materials:
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%	to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%	to	19.71%
2018	52	$8.57	to	$9.69	$490	0.56%	0.75%	to	1.40%	(14.04)%	to	(18.57)%
2017	37	$11.36	to	$11.90	$440	0.69%	1.00%	to	1.40%	12.92%	to	19.72%
2016	34	$9.98	to	$9.94	$340	—%	1.15%	to	1.40%	29.44%	to	29.09%

Rydex Commodities Strategy:
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%	to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%	to	13.05%
2018	66	$7.90	to	$5.90	$424	3.51%	0.75%	to	2.00%	(20.36)%	to	(16.78)%
2017	44	$10.89	to	$7.09	$271	—%	1.00%	to	2.00%	8.04%	to	2.31%
2016	46	$5.06	to	$6.93	$270	—%	1.15%	to	2.00%	9.29%	to	8.28%

Rydex NASDAQ 100:
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%	to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%	to	34.98%
2018	153	$9.48	to	$14.35	$1,825	—%	0.75%	to	1.40%	(6.32)%	to	(3.17)%
2017	103	$11.69	to	$14.82	$1,359	—%	1.00%	to	1.40%	16.90%	to	29.32%
2016	51	$11.53	to	$11.46	$581	—%	1.15%	to	1.40%	4.82%	to	4.47%

SAM Balanced Portfolio Class 1:
2020	20,936	$3.05	to	$18.38	$414,619	2.20%	0.38%	to	2.00%	10.23%	to	10.81%
2019	23,734	$2.75	to	$16.85	$427,977	2.43%	0.39%	to	2.00%	19.50%	to	17.59%
2018	28,289	$2.30	to	$14.33	$432,209	3.06%	0.75%	to	2.00%	(5.44)%	to	(6.89)%
2017	32,925	$2.44	to	$15.39	$536,023	2.11%	0.41%	to	2.00%	14.73%	to	12.91%
2016	37,771	$2.12	to	$13.63	$541,175	2.10%	0.42%	to	2.00%	6.38%	to	4.69%

SAM Balanced Portfolio Class 2:
2020	2,128	$12.40	to	$14.07	$27,483	1.99%	0.75%	to	1.40%	10.12%	to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%	0.75%	to	1.40%	18.78%	to	18.09%
2018	1,266	$9.48	to	$10.89	$13,097	3.13%	0.75%	to	1.40%	(5.11)%	to	(6.60)%
2017	807	$10.96	to	$11.66	$9,147	2.05%	1.00%	to	1.40%	9.38%	to	13.31%
2016	354	$10.35	to	$10.29	$3,651	2.15%	1.15%	to	1.40%	5.40%	to	5.11%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Conservative Balanced Portfolio Class 1:
2020	5,387	$19.37	to	$16.94	$98,902	2.36%	0.95%	to	2.00%	8.58%	to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%	0.95%	to	2.00%	14.73%	to	13.62%
2018	6,934	$15.55	to	$13.88	$102,968	3.31%	0.95%	to	2.00%	(4.37)%	to	(5.45)%
2017	8,225	$16.26	to	$14.68	$128,349	2.70%	0.95%	to	2.00%	10.39%	to	9.31%
2016	9,706	$14.73	to	$13.43	$137,720	2.52%	0.95%	to	2.00%	5.36%	to	4.27%

SAM Conservative Balanced Portfolio Class 2:
2020	1,055	$12.00	to	$13.10	$13,091	2.34%	0.75%	to	1.40%	8.40%	to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%	0.75%	to	1.40%	14.83%	to	14.07%
2018	584	$9.64	to	$10.66	$6,004	3.25%	0.75%	to	1.40%	(3.50)%	to	(5.16)%
2017	473	$10.69	to	$11.24	$5,204	2.97%	1.00%	to	1.40%	6.79%	to	9.66%
2016	299	$10.31	to	$10.25	$3,074	2.30%	1.15%	to	1.40%	4.88%	to	4.59%

SAM Conservative Growth Portfolio Class 1:
2020	4,184	$22.06	to	$19.29	$87,397	1.87%	0.95%	to	2.00%	11.87%	to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%	0.95%	to	2.00%	22.87%	to	21.56%
2018	5,607	$16.05	to	$14.33	$85,786	2.71%	0.95%	to	2.00%	(7.49)%	to	(8.49)%
2017	6,430	$17.35	to	$15.66	$106,720	1.54%	0.95%	to	2.00%	18.67%	to	17.48%
2016	7,042	$14.62	to	$13.33	$98,936	1.43%	0.95%	to	2.00%	5.94%	to	4.88%

SAM Conservative Growth Portfolio Class 2:
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75%	to	1.40%	(7.01)%	to	(8.09)%
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00%	to	1.40%	12.57%	to	17.78%
2016	562	$10.35	to	$10.29	$5,813	1.16%	1.15%	to	1.40%	5.61%	to	5.32%

SAM Flexible Income Portfolio Class 1:
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95%	to	2.00%	(2.89)%	to	(3.89)%
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95%	to	2.00%	7.41%	to	6.28%
2016	11,503	$14.84	to	$13.53	$164,166	3.29%	0.95%	to	2.00%	6.00%	to	4.88%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Flexible Income Portfolio Class 2:
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75%	to	1.40%	(1.50)%	to	(3.57)%
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00%	to	1.40%	4.60%	to	6.64%
2016	419	$10.30	to	$10.24	$4,297	3.02%	1.15%	to	1.40%	5.53%	to	5.24%

SAM Strategic Growth Portfolio Class 1:
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95%	to	2.00%	(9.44)%	to	(10.46)%
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95%	to	2.00%	21.07%	to	19.83%
2016	4,536	$14.43	to	$13.16	$62,693	1.44%	0.95%	to	2.00%	5.10%	to	4.03%

SAM Strategic Growth Portfolio Class 2:
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.80	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75%	to	1.40%	(9.10)%	to	(10.12)%
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00%	to	1.40%	14.17%	to	20.22%
2016	265	$10.25	to	$10.19	$2,708	1.10%	1.15%	to	1.40%	4.70%	to	4.41%

Short-Term Income Class 1:
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85%	to	2.00%	0.16%	to	(0.99)%
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85%	to	2.00%	1.58%	to	0.36%
2016	8,582	$12.04	to	$11.05	$99,558	2.09%	0.85%	to	2.00%	1.26%	to	0.09%

SmallCap Class 1:
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.15%	to	21.69%
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%	to	24.87%
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56%	to	2.00%	(11.27)%	to	(12.65)%
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41%	to	2.00%	12.40%	to	10.64%
2016	5,080	$2.53	to	$21.43	$116,092	0.25%	0.37%	to	2.00%	16.90%	to	15.09%

SmallCap Class 2:
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%	to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%	to	25.39%
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75%	to	1.40%	(14.16)%	to	(12.48)%
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00%	to	1.40%	10.10%	to	11.01%
2016	82	$10.58	to	$10.54	$871	0.09%	1.15%	to	1.40%	15.75%	to	15.57%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

T. Rowe Price Blue Chip Growth Portfolio II:
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%	to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%	to	27.01%
2018	664	$31.89	to	$29.25	$20,946	—%	1.40%	to	2.00%	0.25%	to	(0.37)%
2017	685	$31.81	to	$29.36	$21,628	—%	1.40%	to	2.00%	33.94%	to	33.15%
2016	701	$23.75	to	$22.05	$16,507	—%	1.40%	to	2.00%	(0.88)%	to	(1.47)%

T. Rowe Price Health Sciences Portfolio II:
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%	to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%	to	26.06%
2018	467	$54.07	to	$49.61	$25,079	—%	1.40%	to	2.00%	(0.55)%	to	(1.14)%
2017	524	$54.37	to	$50.18	$28,307	—%	1.40%	to	2.00%	25.54%	to	24.79%
2016	580	$43.31	to	$40.21	$24,918	—%	1.40%	to	2.00%	(11.95)%	to	(12.49)%

Templeton Global Bond VIP Class 4:
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%	to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%	to	(0.11)%
2018	468	$9.91	to	$9.38	$4,505	—%	0.75%	to	2.00%	(1.10)%	to	(0.11)%
2017	213	$9.70	to	$9.39	$2,026	—%	1.00%	to	2.00%	(3.10)%	to	(0.32)%
2016	126	$9.37	to	$9.42	$1,185	—%	1.15%	to	2.00%	1.63%	to	0.86%

Templeton Growth VIP Class 2:
2020	24			$25.32	$617	2.93%			0.85%			4.93%
2019	27			$24.13	$661	2.81%			0.85%			14.14%
2018	35			$21.14	$737	2.00%			0.85%			(15.54)%
2017	36			$25.03	$891	1.61%			0.85%			17.46%
2016	40			$21.31	$854	2.01%			0.85%			8.72%

The Merger Fund:
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%
2018	17	$10.42	to	$10.40	$180	1.19%	0.75%	to	1.40%	4.41%	to	5.58%
2017	1	$10.07	to	$9.85	$6	—%	1.00%	to	1.40%	0.60%	to	1.23%
2016	—	$9.77	to	$9.73	$—	—%	1.15%	to	1.40%	1.24%	to	0.93%

TOPS Aggressive Growth ETF Portfolio Investor Class:
2020	85	$11.88	to	$11.50	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%
2018 (8)	2	$8.65	to	$8.59	$20	1.89%	0.75%	to	2.00%	(13.67)%	to	(14.27)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

TOPS Balanced ETF Portfolio Investor Class:
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%
2018 (8)	3	$9.32	to	$9.26	$26	3.21%	0.75%	to	2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%
2018 (8)	—	$9.65	to	$9.58	$—	—%	0.75%	to	2.00%	(3.50)%	to	(4.20)%

TOPS Growth ETF Portfolio Investor Class:
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%
2018 (8)	4	$8.84	to	$8.78	$34	1.18%	0.75%	to	2.00%	(11.78)%	to	(12.38)%

TOPS Moderate Growth ETF Portfolio Investor Class:
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%
2018 (8)	1	$9.16	to	$9.09	$11	—%	0.75%	to	2.00%	(8.49)%	to	(9.19)%

VanEck Global Hard Assets Class S:
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
2018	523	$7.08	to	$7.24	$3,896	—%	0.75%	to	2.00%	(28.92)%	to	(29.84)%
2017	550	$10.05	to	$10.32	$5,838	—%	1.00%	to	2.00%	(0.59)%	to	(3.82)%
2016	730	$7.08	to	$10.73	$8,017	0.37%	1.15%	to	2.00%	41.60%	to	40.45%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(5)	Commenced operations May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(6)	Commenced operations April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(7)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(8)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(9)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(10)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(11)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(12)	Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(13)	Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 1, 2021, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholder of
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2020 and 2019, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2020 and 2019, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on pages 54-58 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 12, 2021

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2020	December 31, 2019
	(in millions)
Assets
Fixed maturities, available-for-sale (2019 includes $99.4 million related to consolidated variable
interest entities)	$73,567.6	$65,983.4
Fixed maturities, trading	233.2	237.6
Equity securities	71.2	69.9
Mortgage loans (2020 includes $319.0 million related to consolidated variable interest entities)	16,506.1	15,820.3
Real estate (2020 and 2019 include $476.8 million and $457.6 million related to consolidated variable
interest entities)	1,796.1	1,713.5
Policy loans	723.8	742.2
Other investments (2019 includes $19.9 million related to consolidated variable interest entities; 2020
and 2019 include $28.5 million and $22.8 million measured at fair value under the fair value option)	2,500.7	2,133.2
Total investments	95,398.7	86,700.1
Cash and cash equivalents	1,648.5	1,525.0
Accrued investment income	687.7	666.5
Premiums due and other receivables	1,678.5	1,734.2
Deferred acquisition costs	3,398.5	3,509.9
Property and equipment	810.0	763.1
Goodwill	75.1	75.1
Other intangibles	17.2	19.6
Separate account assets	134,135.1	125,801.7
Other assets	959.5	1,119.5
Total assets	$238,808.8	$221,914.7

Liabilities
Contractholder funds	$42,473.3	$38,334.6
Future policy benefits and claims	40,104.0	35,333.8
Other policyholder funds	1,014.5	791.8
Long-term debt (2019 includes $64.2 million related to consolidated variable interest entities)	55.9	108.7
Deferred income taxes	2,318.4	1,823.9
Separate account liabilities	134,135.1	125,801.7
Other liabilities (2020 and 2019 include $20.8 million and $122.2 million related to consolidated variable
interest entities)	5,559.1	8,331.5
Total liabilities	225,660.3	210,526.0

Stockholder's equity
Common stock, par value $1.00 per share; 5.0 million shares authorized; 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,344.2	6,331.5
Retained earnings	2,799.7	2,410.8
Accumulated other comprehensive income	3,986.9	2,620.7
Total stockholder's equity attributable to Principal Life Insurance Company	13,133.3	11,365.5
Noncontrolling interest	15.2	23.2
Total stockholder's equity	13,148.5	11,388.7
Total liabilities and stockholder's equity	$238,808.8	$221,914.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Revenues
Premiums and other considerations	$5,880.8	$7,473.3	$6,092.4
Fees and other revenues	2,353.6	2,396.7	2,222.2
Net investment income	3,324.9	3,293.9	3,022.9
Net realized capital gains (losses)	105.6	(112.2)	92.7
Total revenues	11,664.9	13,051.7	11,430.2
Expenses
Benefits, claims and settlement expenses	7,837.5	9,167.5	7,542.0
Dividends to policyholders	120.2	119.1	123.6
Operating expenses	2,479.7	2,502.3	2,363.5
Total expenses	10,437.4	11,788.9	10,029.1
Income before income taxes	1,227.5	1,262.8	1,401.1
Income taxes	160.1	140.2	146.8
Net income	1,067.4	1,122.6	1,254.3
Net income attributable to noncontrolling interest	19.4	9.7	3.3
Net income attributable to Principal Life Insurance Company	$1,048.0	$1,112.9	$1,251.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Net income	$1,067.4	$1,122.6	$1,254.3
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	1,396.7	2,533.7	(1,513.3)
Noncredit component of impairment losses on fixed maturities, available-for-sale	—	3.0	26.5
Net unrealized gains (losses) on derivative instruments	(35.2)	(14.6)	8.0
Net unrecognized postretirement benefit obligation	4.7	43.1	(67.6)
Other comprehensive income (loss)	1,366.2	2,565.2	(1,546.4)
Comprehensive income (loss)	2,433.6	3,687.8	(292.1)
Comprehensive income attributable to noncontrolling interest	19.4	9.7	3.3
Comprehensive income (loss) attributable to Principal Life Insurance Company	$2,414.2	$3,678.1	$(295.4)

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2018	$2.5	$6,346.0	$2,238.1	$1,359.8	$24.0	$9,970.4
Capital distributions to parent	—	(21.6)	—	—	—	(21.6)
Stock-based compensation	—	28.6	(2.2)	—	—	26.4
Dividends to parent	—	—	(840.0)	—	—	(840.0)
Distributions to noncontrolling interest	—	—	—	—	(8.3)	(8.3)
Contributions from noncontrolling interest	—	—	—	—	3.0	3.0
Purchase of subsidiary shares from noncontrolling
interest	—	(21.4)	—	—	(1.6)	(23.0)
Effects of implementation of accounting change
related to equity investments, net	—	—	(0.1)	0.1	—	—
Effects of implementation of accounting change
related to revenue recognition, net	—	—	36.4	—	—	36.4
Effects of implementation of accounting change
related to the reclassification of certain tax
effects, net	—	—	(242.0)	242.0	—	—
Net income	—	—	1,251.0	—	3.3	1,254.3
Other comprehensive loss	—	—	—	(1,546.4)	—	(1,546.4)
Balances as of December 31, 2018	2.5	6,331.6	2,441.2	55.5	20.4	8,851.2
Capital distributions to parent	—	(24.2)	—	—	—	(24.2)
Stock-based compensation	—	24.1	(2.3)	—	—	21.8
Dividends to parent	—	—	(1,145.0)	—	—	(1,145.0)
Distributions to noncontrolling interest	—	—	—	—	(14.0)	(14.0)
Contributions from noncontrolling interest	—	—	—	—	7.1	7.1
Effects of implementation of accounting change
related to leases, net	—	—	4.0	—	—	4.0
Net income	—	—	1,112.9	—	9.7	1,122.6
Other comprehensive income	—	—	—	2,565.2	—	2,565.2
Balances as of December 31, 2019	2.5	6,331.5	2,410.8	2,620.7	23.2	11,388.7
Capital distributions to parent	—	(14.1)	—	—	—	(14.1)
Stock-based compensation	—	26.8	(2.4)	—	—	24.4
Dividends to parent	—	—	(650.0)	—	—	(650.0)
Distributions to noncontrolling interest	—	—	—	—	(33.4)	(33.4)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Effects of implementation of accounting change
related to credit losses, net	—	—	(6.7)	—	—	(6.7)
Net income	—	—	1,048.0	—	19.4	1,067.4
Other comprehensive income	—	—	—	1,366.2	—	1,366.2
Balances as of December 31, 2020	$2.5	$6,344.2	$2,799.7	$3,986.9	$15.2	$13,148.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Operating activities
Net income	$1,067.4	$1,122.6	$1,254.3
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	(105.6)	112.2	(92.7)
Depreciation and amortization expense	128.6	121.5	111.6
Amortization of deferred acquisition costs and contract costs	394.1	353.3	260.6
Additions to deferred acquisition costs and contract costs	(462.6)	(480.1)	(419.2)
Stock-based compensation	24.9	22.7	26.6
(Income) loss from equity method investments, net of dividends received	30.3	(40.6)	(32.5)
Changes in:
Accrued investment income	(21.2)	(51.0)	(24.5)
Net cash flows for trading securities and equity securities with operating intent	9.3	(58.6)	(124.8)
Premiums due and other receivables	55.8	(113.3)	62.2
Contractholder and policyholder liabilities and dividends	1,999.9	3,287.2	3,324.8
Current and deferred income taxes	423.1	187.1	253.0
Real estate acquired through operating activities	(16.5)	(64.7)	(89.2)
Real estate sold through operating activities	195.4	134.9	133.5
Other assets and liabilities	(218.7)	522.4	244.3
Other	459.3	398.9	266.5
Net adjustments	2,896.1	4,331.9	3,900.2
Net cash provided by operating activities	3,963.5	5,454.5	5,154.5
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(13,769.2)	(12,781.4)	(12,392.8)
Sales	1,969.3	1,509.6	2,701.9
Maturities	8,398.4	6,587.1	6,008.4
Mortgage loans acquired or originated	(3,006.9)	(3,366.5)	(3,299.5)
Mortgage loans sold or repaid	2,297.3	2,205.4	2,085.6
Real estate acquired	(230.6)	(127.4)	(88.1)
Real estate sold	2.3	94.9	63.5
Net purchases of property and equipment	(60.8)	(51.3)	(48.1)
Net change in other investments	(293.9)	(237.5)	(355.3)
Net cash used in investing activities	(4,694.1)	(6,167.1)	(5,324.4)
Financing activities
Payments for financing element derivatives	(30.9)	(26.9)	(65.9)
Purchase of subsidiary shares from noncontrolling interest	—	—	(23.0)
Dividends paid to parent	(650.0)	(1,145.0)	(840.0)
Distributions to parent	(14.1)	(24.2)	(21.6)
Issuance of long-term debt	13.7	12.0	80.2
Principal repayments of long-term debt	(65.8)	(32.2)	(1.3)
Investment contract deposits	9,817.3	8,727.6	7,896.0
Investment contract withdrawals	(8,786.0)	(7,709.4)	(6,520.1)
Net increase in banking operation deposits	569.7	623.4	553.0
Other	0.2	6.0	(4.5)
Net cash provided by financing activities	854.1	431.3	1,052.8
Net increase (decrease) in cash and cash equivalents	123.5	(281.3)	882.9
Cash and cash equivalents at beginning of period	1,525.0	1,806.3	923.4
Cash and cash equivalents at end of period	$1,648.5	$1,525.0	$1,806.3

Supplemental information:
Cash paid for interest	$2.2	$6.1	$3.1
Cash received from income taxes	$(202.8)	$(62.9)	$(91.2)

Supplemental disclosure of non-cash activities:
Assets received in kind for pension risk transfer transactions	$1,325.2	$1,225.8	$—
Lease assets established upon adoption of accounting guidance	$—	$102.2	$—
Lease liabilities established upon adoption of accounting guidance	$—	$97.2	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2020
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Uncertainties, including those associated with the novel coronavirus (“COVID-19”), may impact our business, results of operations, financial condition and liquidity. Our use of estimates and assumptions affect amounts reported and disclosed and includes, but is not limited to, the fair value of investments in the absence of quoted market values, investment impairments and valuation allowances, the fair value of derivatives, deferred acquisition costs (“DAC”) and other actuarial balances, the liability for future policy benefits and claims, the value of other postretirement benefits and accounting for income taxes and the valuation of deferred tax assets. Our estimates and assumptions could change in the future as more information becomes known about the impact of COVID-19. Our results of operations and financial condition may also be impacted by other uncertainties including evolving regulatory, legislative and standard-setter accounting interpretations and guidance.

We evaluated subsequent events through March 12, 2021, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.Market risk benefits, which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI.
3.DAC and other actuarial balances for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

January 1, 2023
Our implementation and evaluation process to date includes, but is not limited to the following:

•identifying and documenting contracts and contract features in scope of the guidance;
•identifying the actuarial models, systems and processes to be updated;
•evaluating and selecting our systems solutions for implementing the new guidance;
•building models and evaluating preliminary output as models are developed;
•evaluating our key accounting policies;
•assessing the impact to our chart of accounts;
•developing format and content of new disclosures;
•beginning operational dry runs using model output and updated chart of accounts
•evaluating transition requirements and impacts and
•evaluating and establishing appropriate internal controls.

As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements; however, we expect this guidance to significantly change how we account for many of our insurance and annuity products.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Simplifying the accounting for income taxes
This authoritative guidance simplifies the accounting for income taxes by removing certain exceptions, including exceptions related to the incremental approach for intraperiod tax allocation, calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. Also, the guidance clarifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill and enacted changes in tax laws or rates. It specifies that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements, although an entity may elect to do so. The guidance will be applied based on varying transition methods defined by amendment. Early adoption is permitted.

	January 1, 2021	This guidance is not expected to have a material impact on our consolidated financial statements.
Standards adopted:
Facilitation of the effects of reference rate reform on financial reporting
This authoritative guidance provides optional expedients and exceptions for contracts and hedging relationships affected by reference rate reform. An entity may elect not to apply certain modification accounting requirements to contracts affected by reference rate reform and instead account for the modified contract as a continuation of the existing contract. Also, an entity may apply optional expedients to continue hedge accounting for hedging relationships in which the critical terms change due to reference rate reform. This guidance eases the financial reporting impacts of reference rate reform on contracts and hedging relationships and is effective until December 31, 2022.

March 12, 2020
We adopted the guidance upon issuance prospectively and elected the applicable optional expedients and exceptions for contracts and hedging relationships impacted by reference rate reform through December 31, 2022. The guidance did not have an impact on our consolidated financial statements upon adoption.

Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary.

January 1, 2020
This guidance reduces complexity and costs associated with performing a Step 2 test, should one be needed in the future. This guidance did not have a material impact on our consolidated financial statements at adoption.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities; however, the credit loss calculation and subsequent recoveries for available-for-sale securities are required to be recorded through an allowance. This guidance also expands the required credit loss disclosures.

January 1, 2020
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $6.7 million was recorded as a decrease to retained earnings. We recorded an offsetting increase in the allowance for credit loss for mortgage loans, reinsurance recoverables and commitments and a decrease for deferred tax impacts. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.

January 1, 2019
The effective date of the guidance is January 1, 2020; however, we elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance did not have a material impact on our consolidated financial statements.

Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where previously the measurement was fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the consolidated statements of financial position. The concept of an operating lease, where the lease assets and liabilities are not reported on the consolidated statements of financial position, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

January 1, 2019
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $4.0 million was recorded as an increase to retained earnings. See Note 13, Contingencies, Guarantees, Indemnifications and Leases, for further details.

Targeted improvements to accounting for hedging activities
This authoritative guidance updated certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates included the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also included new disclosures.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.
Reclassification of certain tax effects from accumulated other comprehensive income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The effective date of the guidance was January 1, 2019; however, we elected to early adopt the guidance. The guidance was applied at the beginning of the period of adoption and comparative periods were not restated. We reclassified the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate and an election to reclassify the tax effects of the one-time deemed repatriation tax. A reclassification of $242.0 million was recorded as an increase to AOCI and a decrease to retained earnings.

Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements. A cumulative effect adjustment of $36.4 million was recorded as an increase to total stockholder’s equity. See Note 17, Revenues from Contracts with Customers, for further details.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative effect adjustment to the consolidated statements of financial position as of the beginning of the fiscal year of adoption.

	January 1, 2018	We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance eliminated the classification of equity securities into different categories (trading or available-for-sale) and requires equity investments to be measured at fair value with changes in the fair value recognized through net income. The guidance also updated certain financial instrument disclosures and eliminated the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments that are measured at amortized cost on the consolidated statements of financial position.

	January 1, 2018	We adopted this guidance using the modified retrospective approach. A cumulative effect adjustment of $0.1 million was recorded as an increase to AOCI and a corresponding decrease to retained earnings. The guidance did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.
Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statements of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Use of Estimates in the Preparation of Financial Statements

    The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:
•the fair value of investments in the absence of quoted market values;
•investment impairments and valuation allowances;
•the fair value of and accounting for derivatives;
•the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);
•the liability for future policy benefits and claims;
•the value of our other postretirement benefit obligation and
•accounting for income taxes and the valuation of deferred tax assets.
A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.
Closed Block
    We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.
Cash and Cash Equivalents
    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.
Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships prior to 2019 and mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Beginning in 2019, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Beginning in 2020, fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a component of net realized capital gains (losses). Prior to 2020, the amortized cost of fixed maturities classified as available-for-sale was adjusted for declines in value that were other than temporary. Prior to 2020, impairments in value deemed to be other than temporary were primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. See Note 5, Investments, for further details of our valuation allowance.
Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a troubled debt restructuring (“TDR”) has occurred. In response to COVID-19, the Coronavirus Aid, Relief and Economic Security Act, which was subsequently amended by the Consolidated Appropriations Act, 2021, (collectively the “CARES Act”) provides a temporary suspension of TDR accounting for certain COVID-19 related loan modifications where the loan was not more than 30 days past due as of December 31, 2019. We elected the TDR relief in the CARES Act beginning in the second quarter of 2020. The CARES Act TDR relief does not apply to modifications completed subsequent to the earlier of 60 days after the national emergency related to COVID-19 ends, or January 1, 2022. In addition, the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (As Revised on April 7, 2020) (“Interagency Statement”) provides additional guidance to determine if a short-term COVID-19 related loan modification is a TDR. We consider the CARES Act and the Interagency Statement when assessing loan modifications to determine whether a TDR has occurred. See Note 5, Investments, under the caption “Mortgage Loan Modifications” for further details.
Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $1.2 million and $169.0 million as of December 31, 2020 and 2019, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities, available-for-sale and certain financing receivables, impairments of real estate held for investment, impairments of equity method investments and, prior to 2020, other-than-temporary impairments of securities and subsequent realized recoveries. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).
    Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected in prior periods. See Note 15, Fair Value Measurements, for detail on these investments.
Derivatives
Overview
    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options, futures and forwards. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Accounting and Financial Statement Presentation

    We designate derivatives as either:
(a)    a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)    a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c)    a derivative not designated as a hedging instrument.
    Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Cash flows associated with derivatives are included within operating and financing activities in the consolidated statements of cash flows.
Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same consolidated statements of operations line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. Prior to 2019, these changes in fair value were recorded in net realized capital gains (losses). A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.
    Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
    Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
    Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.
    We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.
    Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
    If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

    Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.
    Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.
    Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. For long-duration insurance contracts, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses.
    Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
    Participating business represented approximately 5%, 6% and 7% of our life insurance in force and 20%, 23% and 26% of the number of life insurance policies in force as of December 31, 2020, 2019 and 2018, respectively. Participating business represented approximately 30%, 31% and 34% of life insurance premiums for the years ended December 31, 2020, 2019 and 2018, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
    Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Short-Duration Contracts

    We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.
Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.
    We have defined claim frequency as follows for each short-duration product:
•LTD: Claim frequency is based on submitted reserve claim counts.
•Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
•Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
•STD, Critical Illness and Accident: Claim frequency is based on submitted claims.
•Group Life: Claim frequency is based on submitted life claims (lives, not coverages).
We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2020.

Liability for Unpaid Claims

    The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.
We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.
See Note 9, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.
Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits
    Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
    Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
    Group life, dental, vision, critical illness, accident and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
    Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
    Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.
DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.
For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.
DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.
DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.
DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.
DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

    Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2020 and 2019, we had $1,094.9 million and $997.6 million of net ceded reinsurance recoverables, respectively, which does not reflect potentially offsetting impacts of collateral. The reinsurance recoverable is recognized in premiums due and other receivables on the consolidated statements of financial position. As of December 31, 2020 and 2019, $506.3 million, or 97%, and $457.2 million, or 98%, were with our five largest ceded reinsurers, respectively.

    The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Premiums and other considerations:
Direct	$6,050.4	$7,656.0	$6,284.8
Assumed	439.5	379.7	327.1
Ceded	(609.1)	(562.4)	(519.5)
Net premiums and other considerations	$5,880.8	$7,473.3	$6,092.4

Benefits, claims and settlement expenses:
Direct	$7,615.8	$9,162.3	$7,528.2
Assumed	746.4	581.6	509.8
Ceded	(524.7)	(576.4)	(496.0)
Net benefits, claims and settlement expenses	$7,837.5	$9,167.5	$7,542.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2020 and 2019, the separate accounts included a separate account valued at $80.4 million and $100.4 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

    Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, PFG files income tax returns in all states and foreign jurisdictions in which it conducts business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

2. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2020, 2019 and 2018, we received $568.1 million, $607.1 million and $520.7 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from/(payable to) PFS of $(56.4) million and $(52.9) million as of December 31, 2020 and 2019, respectively, and earned interest of $0.0 million, $4.3 million and $4.9 million during 2020, 2019 and 2018, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Reinsurance
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $4,523.5 million and $3,958.9 million as of December 31, 2020 and 2019, respectively. In addition, we recognized premiums and other fees of $749.3 million, $672.3 million and $555.4 million for the years ended December 31, 2020, 2019 and 2018, respectively, associated with this agreement. Furthermore, we recognized expenses of $1,038.9 million, $869.1 million and $776.1 million for the years ended December 31, 2020, 2019 and 2018, respectively, associated with this agreement.
Sale of Subsidiaries
We received a $300.0 million 10-year note from PFS as part of the 2017 sale of our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year.
Our ultimate parent, PFG, is a guarantor of notes received from PFS related to the sale of interests in subsidiaries. We recorded interest income on these notes of $8.5 million, $9.8 million and $11.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Distribution of Affiliated Products
We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and PGI LLC. Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $395.8 million, $392.7 million and $412.0 million for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $80.4 million, $88.7 million and $82.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Benefit Plans
PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $33.1 million, $32.9 million and $32.1 million during 2020, 2019 and 2018, respectively.
PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $1.8 million, $1.9 million and $2.0 million during 2020, 2019 and 2018, respectively.
PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $51.0 million, $46.7 million and $51.2 million of pension expense from PFG during 2020, 2019 and 2018, respectively.
Other Agreements
PGI LLC provides asset management services for us. We recognized $101.1 million, $100.1 million and $103.6 million of asset management fee expense for the years ended December 31, 2020, 2019 and 2018, respectively.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2020 and 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 13 years were as follows:

	December 31,
	2020	2019
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	24.2	21.8
Net carrying value	$17.2	$19.6

The amortization expense for intangible assets with finite useful lives was $2.4 million, $2.6 million and $2.6 million for 2020, 2019 and 2018, respectively. As of December 31, 2020, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2021	$2.7
2022	2.4
2023	1.6
2024	1.4
2025	1.3

4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2020 and December 31, 2019.

Consolidated Variable Interest Entities

Grantor Trust

We contributed undated subordinated floating rate notes to a grantor trust. The trust separated its cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitled the holder to interest on the stated note for a specified term, while the residual certificate entitled the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined the grantor trust was a VIE due to insufficient equity to sustain it. We determined we were the primary beneficiary as a result of our contribution of securities into the trust and our significant continuing interest in the trust. The certificates matured in the second quarter of 2020.
Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Sponsored Investment Fund

We invested in certain series of an investment fund. These series were VIEs as the equity holders of each series lacked the power to direct the most significant activities of the VIE. We determined we were the primary beneficiary of these series as our interest was more than insignificant and collectively we had the power to direct the most significant activities of the fund. These investments were redeemed in the third quarter of 2020.

Residential Mortgage Loans

We invested in an ABS trust. The trust issued various collateralized mortgage obligation certificates and purchased residential mortgage loans. The trust is considered a VIE due to insufficient equity to sustain itself. We concluded that we are the primary beneficiary as we have purchased substantially all of the certificates and have the obligation to absorb losses that could potentially be significant to the VIE.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2020		December 31, 2019
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trust (1)	$—	$—	$99.9	$98.6
Real estate (2)	499.0	21.3	479.7	88.0
Sponsored investment fund (3)	—	—	19.9	—
Residential mortgage loans (4)	319.8	—	—	—
Total	$818.8	$21.3	$599.5	$186.6
(1)     The assets of the grantor trust were primarily fixed maturities, available-for-sale. The liabilities were primarily other liabilities that reflected an embedded derivative of the forecasted transaction to deliver the underlying securities.
(2) The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include other liabilities and included long-term debt as of December 31, 2019.
(3)    The assets of the sponsored investment fund included other investments.
(4) The assets of the residential mortgage loans VIE primarily include residential mortgage loans. The liabilities of the VIE are eliminated in our consolidated results.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain commercial mortgage-backed securities (“CMBS”), residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2020
Fixed maturities, available-for-sale:
Corporate	$296.9	$285.7
Residential mortgage-backed pass-through securities	2,294.3	2,175.4
Commercial mortgage-backed securities	4,893.4	4,694.2
Collateralized debt obligations (2)	4,019.7	4,038.5
Other debt obligations	7,031.5	6,819.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	11.7	11.7
Commercial mortgage-backed securities	27.0	27.0
Collateralized debt obligations (2)	20.6	20.6
Other debt obligations	9.4	9.4
Other investments:
Other limited partnership and fund interests	652.4	1,115.2

December 31, 2019
Fixed maturities, available-for-sale:
Corporate	$238.2	$225.7
Residential mortgage-backed pass-through securities	2,844.2	2,777.5
Commercial mortgage-backed securities	4,802.7	4,700.8
Collateralized debt obligations (2)	3,211.2	3,222.6
Other debt obligations	8,075.4	7,961.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.1	14.1
Commercial mortgage-backed securities	28.1	28.1
Collateralized debt obligations (2)	20.9	20.9
Other debt obligations	13.3	13.3
Other investments:
Other limited partnership and fund interests	635.2	899.1
(1)Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
5. Investments

Fixed Maturities and Equity Securities

Available-for-sale securities were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value
	(in millions)
December 31, 2020
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,729.4	$222.3	$10.4	$—	$1,941.3
Non-U.S. governments	771.4	176.3	—	—	947.7
States and political subdivisions	7,926.9	1,165.7	12.4	—	9,080.2
Corporate	38,054.2	5,368.9	63.6	—	43,359.5
Residential mortgage-backed pass-through securities	2,175.4	118.9	—	—	2,294.3
Commercial mortgage-backed securities	4,694.2	238.9	35.4	4.3	4,893.4
Collateralized debt obligations (2)	4,038.5	8.3	24.9	2.2	4,019.7
Other debt obligations	6,818.9	242.4	29.8	—	7,031.5
Total fixed maturities, available-for-sale	$66,208.9	$7,541.7	$176.5	$6.5	$73,567.6

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments
	cost	gains	losses	Fair value	in AOCI (3)
	(in millions)
December 31, 2019
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,562.7	$97.2	$3.0	$1,656.9	$—
Non-U.S. governments	724.6	128.4	—	853.0	—
States and political subdivisions	6,791.7	639.2	11.5	7,419.4	—
Corporate	34,057.5	3,086.3	32.7	37,111.1	—
Residential mortgage-backed pass-through securities	2,777.5	70.5	3.8	2,844.2	—
Commercial mortgage-backed securities	4,700.8	125.7	23.8	4,802.7	15.8
Collateralized debt obligations (2)	3,222.6	2.8	14.2	3,211.2	0.9
Other debt obligations	7,970.8	129.0	14.9	8,084.9	31.8
Total fixed maturities, available-for-sale	$61,808.2	$4,279.1	$103.9	$65,983.4	$48.5

(1)Amortized cost excludes accrued interest receivable of $549.0 million as of December 31, 2020.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(3)Excludes $62.3 million as of December 31, 2019, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2020, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,213.6	$2,248.2
Due after one year through five years	10,376.2	11,075.3
Due after five years through ten years	13,380.4	14,847.5
Due after ten years	22,511.7	27,157.7
Subtotal	48,481.9	55,328.7
Mortgage-backed and other asset-backed securities	17,727.0	18,238.9
Total	$66,208.9	$73,567.6

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

    Major components of net investment income were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities, available-for-sale (1)	$2,469.0	$2,406.5	$2,249.8
Fixed maturities, trading	9.2	9.1	6.5
Equity securities	3.3	4.7	4.6
Mortgage loans	669.8	651.3	587.8
Real estate	180.8	191.0	158.4
Policy loans	38.2	39.7	39.9
Cash and cash equivalents	9.5	39.5	33.5
Derivatives (1)	(1.9)	(2.0)	0.1
Other	106.8	106.0	83.6
Total	3,484.7	3,445.8	3,164.2
Investment expenses	(159.8)	(151.9)	(141.3)
Net investment income	$3,324.9	$3,293.9	$3,022.9

(1)Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$118.7	$7.9	$6.8
Gross losses	(45.0)	(11.4)	(68.8)
Net credit losses (1)	(22.6)	(43.5)	(29.1)
Hedging, net (2)	(9.7)	(9.3)	(39.6)
Fixed maturities, trading (3)	6.2	14.4	(7.7)
Equity securities (4)	1.8	8.2	0.8
Mortgage loans	(14.3)	3.3	6.4
Derivatives (2)	28.5	(58.2)	79.2
Other (5)	42.0	(23.6)	144.7
Net realized capital gains (losses)	$105.6	$(112.2)	$92.7

(1)Upon adoption of authoritative guidance effective January 1, 2020, net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities. Prior to 2020, net credit losses included net other-than-temporary impairment losses and recoveries on available-for-sale securities.
(2)Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 6, Derivative Financial Instruments, for further details.
(3)Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $6.9 million, $14.1 million and $(7.6) million for the years ended December 31, 2020, 2019 and 2018, respectively.
(4)Unrealized gains (losses) on equity securities still held at the reporting date were $1.9 million, $7.6 million and $(12.5) million for the years ended December 31, 2020, 2019 and 2018, respectively.
(5)Other gains in 2018 primarily include a gain from the sale of an equity method investment.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,968.8 million, $1,489.3 million and $2,658.1 million in 2020, 2019 and 2018, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2020
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(2)	obligations	Total
	(in millions)
Beginning
balance (1)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Additions for
credit losses
not previously
recorded	—	—	—	7.0	—	2.9	0.1	—	10.0
Reductions for
securities sold
during the
period	—	—	—	(7.0)	—	—	—	—	(7.0)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	4.0	2.1	—	6.1
Write-offs
charged against
allowance	—	—	—	—	—	(2.6)	—	—	(2.6)
Ending balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5

(1)The allowance for credit loss associated with fixed maturities, available-for-sale was applied prospectively upon adoption of authoritative guidance effective January 1, 2020.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

During 2020, we did not write off any accrued interest to net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other-Than-Temporary Impairments

Prior to the implementation of authoritative guidance in 2020, we had a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. This process involved monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involved monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
Each reporting period, all securities were reviewed to determine whether an other-than-temporary decline in value existed and whether losses should be recognized. We considered relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security was other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value was below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows and (5) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity. To the extent we determined a security was deemed to be other than temporarily impaired, an impairment loss was recognized.
The way in which impairment losses on fixed maturities were recognized in the financial statements was dependent on the facts and circumstances related to the specific security. If we intended to sell a security or it was more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognized an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we did not expect to recover the amortized cost basis, we did not plan to sell the security and if it was not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment was bifurcated. We recognized the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).
Prior to 2020, net realized capital gains (losses) included total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, as follows:

	For the year ended December 31,
	2019	2018
	(in millions)
Net realized capital gains (losses), excluding impairment losses on available-for-sale
securities	$(68.7)	$121.8
Net other-than-temporary impairment (losses) recoveries on available-for-sale securities	(38.3)	10.6
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified
from other comprehensive income (1)	(5.2)	(39.7)
Net impairment losses on available-for-sale securities	(43.5)	(29.1)
Net realized capital gains (losses)	$(112.2)	$92.7
(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.
We estimated the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value was determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows varied depending on the type of security. The ABS cash flow estimates were based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates were derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses prior to the implementation of new accounting guidance in 2020. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2019	2018
	(in millions)
Beginning balance	$(117.5)	$(124.3)
Credit losses for which an other-than-temporary impairment was not previously
recognized	(6.8)	(11.3)
Credit losses for which an other-than-temporary impairment was previously recognized	(11.8)	(20.0)
Reduction for credit losses previously recognized on fixed maturities now sold, paid
down or intended to be sold	54.3	29.5
Net reduction for positive changes in cash flows expected to be collected and
amortization (1)	0.8	8.6
Ending balance	$(81.0)	$(117.5)
(1) Amounts are recognized in net investment income.
Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss
    For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2020
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$351.1	$10.4	$—	$—	$351.1	$10.4
States and political subdivisions	359.1	12.4	—	—	359.1	12.4
Corporate	1,406.0	38.7	267.9	24.9	1,673.9	63.6
Residential mortgage-backed pass-
through securities	17.6	—	1.6	—	19.2	—
Commercial mortgage-backed
securities	961.9	21.7	131.4	12.0	1,093.3	33.7
Collateralized debt obligations (2)	1,748.5	11.1	929.4	12.9	2,677.9	24.0
Other debt obligations	794.1	28.1	61.0	1.7	855.1	29.8
Total fixed maturities, available-for-sale	$5,638.3	$122.4	$1,391.3	$51.5	$7,029.6	$173.9

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 89% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2020. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2020, primarily due to widening of spreads, partially offset by a decrease in interest rates.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 619 securities reflecting an average price of 98 as of December 31, 2020. Of this portfolio, 89% was investment grade (rated AAA through BBB-) as of December 31, 2020, with associated unrealized losses of $98.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 198 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2020. Corporate securities with unrealized losses had an average price of 92 and an average credit rating of BB+. Collateralized debt obligation securities with unrealized losses had an average price of 99 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2020. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Gross Unrealized Losses for Available-for-Sale Securities

	December 31, 2019
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses (2)	value	losses (2)	value	losses (2)
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$100.0	$1.9	$74.2	$1.1	$174.2	$3.0
Non-U.S. governments	1.3	—	—	—	1.3	—
States and political subdivisions	557.6	11.1	86.3	0.4	643.9	11.5
Corporate	985.5	9.1	360.7	23.6	1,346.2	32.7
Residential mortgage-backed pass-
through securities	416.8	1.4	237.4	2.4	654.2	3.8
Commercial mortgage-backed
securities	829.3	9.2	260.4	14.6	1,089.7	23.8
Collateralized debt obligations (1)	639.4	1.8	1,445.3	12.4	2,084.7	14.2
Other debt obligations	1,772.8	9.5	613.7	5.4	2,386.5	14.9
Total fixed maturities, available-for-sale	$5,302.7	$44.0	$3,078.0	$59.9	$8,380.7	$103.9
(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)Prior to the implementation of authoritative guidance in 2020, other than temporary impairment losses reported in OCI were included with gross unrealized losses resulting in total gross unrealized losses for fixed maturities, available-for-sale being reported in the table.
Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 99 (carrying value/amortized cost) as of December 31, 2019. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2019, primarily due to a decrease in interest rates and tightening of credit spreads.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 882 securities reflecting an average price of 99 as of December 31, 2019. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2019, with associated unrealized losses of $43.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 502 securities reflecting an average price of 98 and an average credit rating of AA+ as of December 31, 2019. Corporate securities with unrealized losses had an average price of 94 and an average credit rating of BBB-. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2019.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

    The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$7,387.1	$4,205.7
Noncredit component of impairment losses on fixed maturities, available-for-sale (2)	—	(48.5)
Net unrealized gains on derivative instruments	38.9	94.1
Adjustments for assumed changes in amortization patterns	(437.3)	(261.0)
Adjustments for assumed changes in policyholder liabilities	(1,955.0)	(687.7)
Net unrealized gains on other investments and noncontrolling interest
adjustments	2.9	5.9
Provision for deferred income taxes	(1,062.6)	(696.0)
Net unrealized gains on available-for-sale securities and derivative instruments	$3,974.0	$2,612.5

(1)Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.
(2)Prior to the implementation of authoritative guidance in 2020, the noncredit component of impairment losses on fixed maturities, available-for-sale was included as a separate component of stockholder's equity.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”
Reinsurance Recoverables
Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance to other insurance companies through reinsurance. Reinsurance recoverables are reported with premiums due and other receivables in the consolidated statements of financial position.
Credit Quality Information for Financing Receivables
The amortized cost of our financing receivables by credit risk and vintage as of December 31, 2020, was as follows:

	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$1,699.6	$2,461.1	$2,410.1	$1,709.3	$1,421.8	$3,682.1	$13,384.0
BBB+ thru BBB-	141.8	181.5	323.0	263.3	67.3	498.8	1,475.7
BB+ thru BB-	23.7	69.0	—	—	9.1	43.9	145.7
B+ and below	—	—	—	—	—	30.1	30.1
Total	$1,865.1	$2,711.6	$2,733.1	$1,972.6	$1,498.2	$4,254.9	$15,035.5

Residential mortgage
loans:
Performing	$603.8	$292.6	$131.4	$134.3	$146.9	$198.7	$1,507.7
Non-performing	—	2.0	0.8	1.4	0.4	4.5	9.1
Total	$603.8	$294.6	$132.2	$135.7	$147.3	$203.2	$1,516.8

Reinsurance recoverables							$1,097.6

The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $58.7 million and $0.8 million, respectively, as of December 31, 2020.
The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2019 (1)
	Brick and mortar	Credit tenant loans	Total
	(in millions)
A- and above	$13,698.0	$76.9	$13,774.9
BBB+ thru BBB-	877.8	83.8	961.6
BB+ thru BB-	21.9	—	21.9
Total	$14,597.7	$160.7	$14,758.4
(1)Prior to the implementation of authoritative guidance in 2020, commercial mortgage loan credit quality disclosures included information about classes of those mortgages and information by vintage was excluded. Beginning in 2020, we determined that total commercial mortgage loans by credit risk and vintage is the most meaningful presentation.
The amortized cost of our performing and non-performing residential mortgage loans was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019 (1)
	First liens	Home equity	Total
	(in millions)
Performing	$1,074.7	$8.0	$1,082.7
Non-performing	2.5	3.0	5.5
Total	$1,077.2	$11.0	$1,088.2
(1)Prior to the implementation of authoritative guidance in 2020, residential mortgage loan credit quality disclosures included information about classes of those mortgages and information by vintage was excluded. Beginning in 2020, we determined that total residential mortgage loans by credit risk and vintage is the most meaningful presentation.

Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Residential Mortgage Loan Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Non-Accrual Financing Receivables

Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2020
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Residential mortgage loans	$5.5	$9.1	$0.7
Total	$5.5	$9.1	$0.7

December 31, 2019 (1)
(in millions)
Residential:
First liens	$2.5
Home equity	3.0
Total	$5.5
(1)Prior to the implementation of authoritative guidance in 2020, residential mortgage loan non-accrual disclosures included information about classes of those mortgages. Beginning in 2020, we determined that total residential mortgage loans on non-accrual status is the most meaningful presentation.

No interest income was recognized on non-accrual financing receivables during 2020.

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2020
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$15,035.5	$15,035.5
Residential mortgage loans	25.5	1.5	2.5	29.5	1,487.3	1,516.8
Total	$25.5	$1.5	$2.5	$29.5	$16,522.8	$16,552.3

(1)No reinsurance recoverables were considered past due as of December 31, 2020.

	December 31, 2019 (1)
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$14,597.7	$14,597.7
Commercial-credit tenant loans	—	—	—	—	160.7	160.7
Residential-first liens	8.5	0.3	2.1	10.9	1,066.3	1,077.2
Residential-home equity	0.8	—	0.3	1.1	9.9	11.0
Total	$9.3	$0.3	$2.4	$12.0	$15,834.6	$15,846.6
(1)Prior to the implementation of authoritative guidance in 2020, commercial and residential mortgage loan past due disclosures included information about classes of those mortgages. Beginning in 2020, we determined that aging for total commercial and residential mortgage loans is the most meaningful presentation.

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of December 31, 2020 and December 31, 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. We wrote off $0.0 million of commercial mortgage loan accrued interest receivable and $0.0 million of residential mortgage loan accrued interest receivable during the year ended December 31, 2020.

For commercial and residential mortgage loans, management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset's effective interest rate or the asset's observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our reinsurance recoverables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables is included in benefits, claims and settlement expenses on the consolidated statements of operations.

A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2020

	Commercial	Residential	Reinsurance	Other
	mortgage loans	mortgage loans	recoverables	receivables	Total
	(in millions)
Beginning balance (1)	$25.9	$2.6	$2.5	$—	$31.0
Provision (2)	14.6	1.1	0.2	—	15.9
Charge-offs	—	(1.0)	—	—	(1.0)
Recoveries	—	3.0	—	—	3.0
Ending balance	$40.5	$5.7	$2.7	$—	$48.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2019 (3)
Beginning balance	$24.3	$2.5	$26.8
Provision	0.2	(3.4)	(3.2)
Charge-offs	—	(0.5)	(0.5)
Recoveries	—	3.2	3.2
Ending balance	$24.5	$1.8	$26.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.2	$1.2
Collectively evaluated for impairment	24.5	0.6	25.1
Allowance ending balance	$24.5	$1.8	$26.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$6.3	$6.3
Collectively evaluated for impairment	14,758.4	1,081.9	15,840.3
Loan ending balance	$14,758.4	$1,088.2	$15,846.6

For the year ended December 31, 2018 (3)
Beginning balance	$25.8	$6.4	$32.2
Provision	(1.5)	(4.6)	(6.1)
Charge-offs	—	(2.4)	(2.4)
Recoveries	—	3.1	3.1
Ending balance	$24.3	$2.5	$26.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.4	$1.4
Collectively evaluated for impairment	24.3	1.1	25.4
Allowance ending balance	$24.3	$2.5	$26.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$9.1	$9.1
Collectively evaluated for impairment	13,780.7	899.2	14,679.9
Loan ending balance	$13,780.7	$908.3	$14,689.0
(1)Upon adoption of authoritative guidance effective January 1, 2020, we updated accounting policies and methodology, adjusted the commercial and residential mortgage loan valuation allowance and established a valuation allowance for reinsurance recoverables. See Note 1, Nature of Operations and Significant Accounting Policies under the caption, “Recent Accounting Pronouncements” for further details.
(2)During the year ended December 31, 2020, the outbreak of COVID-19 adversely impacted global economic activity and contributed to significant volatility in financial markets. As a result, certain current and forecasted environmental factors management believes to be relevant were adjusted, resulting in an increase in the valuation allowance for commercial and residential mortgage loans.
(3)Prior to the implementation of authoritative guidance in 2020, only commercial and residential mortgage loans were included in the allowance rollforward and the allowance was based on either individual or collective evaluation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Commercial mortgage loans:
Purchased	$45.7	$133.9	$24.7
Residential mortgage loans:
Purchased (1)	1,021.4	422.8	337.5

(1) Includes mortgage loans purchased by a residential mortgage loan VIE established in 2020.
Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2020		December 31, 2019
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$595.0	4.0%	$615.0	4.2%
Middle Atlantic	4,451.8	29.6	4,151.7	28.2
East North Central	574.0	3.8	626.2	4.2
West North Central	268.1	1.8	237.7	1.6
South Atlantic	2,375.1	15.8	2,324.4	15.7
East South Central	317.4	2.1	439.4	3.0
West South Central	1,320.1	8.8	1,454.7	9.9
Mountain	938.9	6.2	934.4	6.3
Pacific	4,195.1	27.9	3,974.9	26.9
Total	$15,035.5	100.0%	$14,758.4	100.0%

Property type distribution
Office	$4,503.1	29.9%	$4,899.9	33.2%
Retail	1,819.2	12.1	2,056.9	13.9
Industrial	2,496.6	16.6	2,274.5	15.4
Apartments	5,977.0	39.8	5,263.6	35.7
Hotel	89.6	0.6	91.2	0.6
Mixed use/other	150.0	1.0	172.3	1.2
Total	$15,035.5	100.0%	$14,758.4	100.0%

Impaired Mortgage Loans

Prior to 2020, impaired mortgage loans were loans with a related specific valuation allowance, loans whose carrying amount had been reduced to the expected collectible amount because the impairment had been considered other than temporary or a loan modification had been classified as a TDR. Based on an assessment as to the collectability of the principal, a determination was made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. We did not have any significant impaired mortgage loans in 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Mortgage Loan Modifications

    We assess COVID-19 related loan modifications to determine if they are in scope of the CARES Act TDR relief and the Interagency Statement guidance. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Investments” for further details. COVID-19 related loan modifications typically include delayed principal and interest payments. Based on the terms of the delayed principal and interest payments, past due status generally will not advance, and loans generally will not be placed on non-accrual status during the delay. We did not have a significant amount of COVID-19 related loan modifications that were in scope of the CARES Act TDR relief or the Interagency Statement guidance for the year ended December 31, 2020.

We assess loan modifications outside the scope of the CARES Act TDR relief or Interagency Statement guidance on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR for the years ended December 31, 2020, 2019 and 2018.

Real Estate

    Depreciation expense on invested real estate was $65.2 million, $60.3 million and $54.1 million in 2020, 2019 and 2018, respectively. Accumulated depreciation was $591.1 million and $525.9 million as of December 31, 2020 and 2019, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other Investments

    Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2020	2019
		(in millions)
Total assets		$83,239.5	$73,594.5
Total liabilities		10,072.1	11,862.4
Total equity		$73,167.4	$61,732.1
Net investment in unconsolidated entities		$771.1	$756.3

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Total revenues	$11,761.4	$10,548.6	$8,968.6
Net income	7,350.8	6,991.8	5,491.6
Our share of net income of unconsolidated entities	46.4	55.3	57.7

In addition, other investments include $973.6 million and $734.1 million of cash surrender value of company owned life insurance as of December 31, 2020 and 2019, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

    As of December 31, 2020 and 2019, we posted $4,604.9 million and $4,062.0 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2020 and 2019, we posted $2,553.0 million and $2,633.2 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2020 and 2019, $133.4 million and $163.9 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2020
Derivative assets	$393.6	$(122.1)	$(268.1)	$3.4
December 31, 2019
Derivative assets	$279.6	$(80.2)	$(197.6)	$1.8

(1)The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2020
Derivative liabilities	$161.3	$(122.1)	$(31.4)	$7.8
December 31, 2019
Derivative liabilities	$147.0	$(80.2)	$(57.5)	$9.3

(1)    The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $414.4 million and $249.9 million of derivative liabilities as of December 31, 2020 and December 31, 2019, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)    Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2020 and December 31, 2019.

6. Derivative Financial Instruments

    Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange-traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
To be announced (“TBA”) forward contracts are forward settling government guaranteed mortgage-backed securities. At inception of the forward contract it is our intent to net settle rather than take physical delivery, thus the forward contracts are accounted for as derivatives. We use TBA forwards to gain exposure to the investment risk and return of agency mortgage-backed security pools in order to reduce asset and liability duration mismatch.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the return or interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

We also use exchange-traded futures in various fund strategies to manage an absolute return and volatility reduction objective for equity risk against respective benchmarks.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.
We offer group annuity contracts that have guaranteed separate accounts as an investment option.
We had a structured investment relationship with a trust we determined to be a VIE, which was consolidated in our financial statements. The certificates issued by the trust included obligations to deliver an underlying security to residual interest holders and the obligations contained an embedded derivative of the forecasted transaction to deliver the underlying security. The certificates matured in the second quarter of 2020.
We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.
Exposure
    Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.
    Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.
We posted $122.6 million and $148.9 million in cash and securities under collateral arrangements as of December 31, 2020 and December 31, 2019, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.
Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2020 and December 31, 2019, was $165.7 million and $151.1 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $122.6 million and $148.9 million as of December 31, 2020 and December 31, 2019, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2020, we would be required to post an additional $44.2 million of collateral to our counterparties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
As of December 31, 2020 and December 31, 2019, we had received $220.5 million and $156.8 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$44,472.1	$35,173.6
Interest rate options	2,083.9	1,416.9
Interest rate forwards	500.0	—
Interest rate futures	188.5	142.5
Swaptions	62.0	62.0
Foreign exchange contracts:
Currency swaps	807.5	784.0
Equity contracts:
Equity options	1,857.7	1,672.8
Equity futures	201.0	149.5
Credit contracts:
Credit default swaps	295.0	165.0
Other contracts:
Embedded derivatives	9,280.9	8,869.5
Total notional amounts at end of period	$59,748.6	$48,435.8

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$291.0	$181.9
Interest rate options	51.0	28.3
Interest rate forwards	2.9	—
Foreign exchange contracts:
Currency swaps	22.2	45.2
Equity contracts:
Equity options	33.2	30.5
Credit contracts:
Credit default swaps	3.4	0.5
Total gross credit exposure	403.7	286.4
Less: collateral received	269.5	208.3
Net credit exposure	$134.2	$78.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$—	$27.8	$21.3
Foreign exchange contracts	21.1	30.0	43.4	15.2
Total derivatives designated as hedging
instruments	$21.1	$30.0	$71.2	$36.5

Derivatives not designated as hedging
instruments
Interest rate contracts	$336.0	$204.2	$33.1	$16.7
Foreign exchange contracts	—	14.4	5.7	29.5
Equity contracts	33.2	30.5	48.9	63.1
Credit contracts	3.3	0.5	2.4	1.2
Other contracts	—	—	414.4	249.9
Total derivatives not designated as hedging
instruments	372.5	249.6	504.5	360.4

Total derivative instruments	$393.6	$279.6	$575.7	$396.9
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $414.4 million and $151.2 million as of December 31, 2020 and December 31, 2019, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2020 and December 31, 2019, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2020
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.5	$20.0	4.5
BBB	115.0	2.1	115.0	3.9
Sovereign
A	20.0	0.6	20.0	4.5
BBB	15.0	0.1	15.0	1.0
Total credit default swap protection sold	$170.0	$3.3	$170.0	3.8

	December 31, 2019
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$5.0	$—	$5.0	0.5
BBB	70.0	0.2	70.0	2.6
Sovereign
BBB	15.0	0.3	15.0	2.0
Total credit default swap protection sold	$90.0	$0.5	$90.0	2.4

Fair Value and Cash Flow Hedges

Fair Value Hedges

    We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			included in the amortized cost
of financial position in which the	Amortized cost of hedged item		of the hedged item
hedged item is included	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
Fixed maturities, available-for-sale:
Active hedging relationships	$476.1	$142.0	$21.4	$18.1
Discontinued hedging relationships	135.1	159.3	5.2	7.7
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$611.2	$301.3	$26.6	$25.8

Cash Flow Hedges

    We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

    We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2020	2019	2018
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(3.0)	$(9.9)	$36.7
Foreign exchange contracts	Fixed maturities, available-for-sale	(37.1)	(9.4)	20.8
Foreign exchange contracts	Investment contracts	—	—	(0.1)
Total		$(40.1)	$(19.3)	$57.4

We expect to reclassify net gains of $23.5 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net gains on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2020
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,324.9	$105.6	$7,837.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$3.3	$—	$—
Loss recognized on derivatives	(3.9)	—	—
Amortization of hedged item basis adjustments	(2.5)	—	—
Amounts related to periodic settlements on derivatives	(6.2)	—	—
Total loss recognized for fair value hedging relationships	$(9.3)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$18.1	$2.7	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	6.3	—
Amounts related to periodic settlements on derivatives	8.2	—	—
Total gain (loss) recognized for cash flow hedging relationships	$26.3	$9.1	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,293.9	$(112.2)	$9,167.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$5.7	$—	$—
Loss recognized on derivatives	(6.0)	—	—
Amortization of hedged item basis adjustments	(4.2)	—	—
Amounts related to periodic settlements on derivatives	(3.4)	—	—
Total loss recognized for fair value hedging relationships	$(7.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$19.8	$(0.6)	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.5	—
Amounts related to periodic settlements on derivatives	7.4	—	—
Total gain (loss) recognized for cash flow hedging relationships	$27.2	$9.0	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,022.9	$92.7	$7,542.0

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$—	$(6.6)	$—
Gain recognized on derivatives	—	6.2	—
Amortization of hedged item basis adjustments	(6.7)	—	—
Amounts related to periodic settlements on derivatives	(5.9)	—	—
Total loss recognized for fair value hedging relationships	$(12.6)	$(0.4)	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$20.9	$17.0	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.3	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	12.7	—
Amounts related to periodic settlements on derivatives	6.0	—	(0.1)
Total gain (loss) recognized for cash flow hedging relationships	$26.9	$30.0	$(0.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Derivatives Not Designated as Hedging Instruments

    Our use of futures, certain swaptions and swaps, option collars, options and forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2020	2019	2018
	(in millions)
Interest rate contracts	$342.7	$218.0	$(27.6)
Foreign exchange contracts	7.7	(1.3)	4.1
Equity contracts	(95.8)	(132.9)	(31.0)
Credit contracts	1.8	(3.6)	(1.6)
Other contracts	(247.3)	(145.3)	107.9
Total	$9.1	$(65.1)	$51.8

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2020 and 2019, the PDO was $298.2 million and $202.7 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,423.2	$3,563.1
Other policyholder funds	6.0	6.6
Policyholder dividends payable	189.0	199.1
Policyholder dividends obligation	298.2	202.7
Other liabilities	8.7	7.8
Total Closed Block liabilities	3,925.1	3,979.3

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,353.3	2,269.6
Fixed maturities, trading	2.6	2.6
Equity securities	1.1	1.1
Mortgage loans	565.9	622.8
Policy loans	456.8	486.0
Other investments	61.7	46.4
Total investments	3,441.4	3,428.5
Cash and cash equivalents	23.2	47.5
Accrued investment income	35.4	38.1
Premiums due and other receivables	8.3	9.7
Deferred tax asset	24.2	29.5
Total assets designated to the Closed Block	3,532.5	3,553.3
Excess of Closed Block liabilities over assets designated to the Closed Block	392.6	426.0
Amounts included in accumulated other comprehensive income	0.9	0.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$393.5	$426.9
    Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Revenues
Premiums and other considerations	$217.6	$227.6	$244.2
Net investment income	143.6	154.4	160.5
Net realized capital gains (losses)	16.0	7.4	(3.4)
Total revenues	377.2	389.4	401.3

Expenses
Benefits, claims and settlement expenses	212.8	204.4	211.5
Dividends to policyholders	117.8	116.3	120.9
Operating expenses	2.7	2.9	3.3
Total expenses	333.3	323.6	335.7
Closed Block revenues, net of Closed Block expenses, before income taxes	43.9	65.8	65.6
Income taxes	8.4	12.9	11.1
Closed Block revenues, net of Closed Block expenses and income taxes	35.5	52.9	54.5
Funding adjustments	(2.2)	(3.0)	(0.5)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$33.3	$49.9	$54.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Beginning of year	$426.9	$476.8	$532.1
Effects of implementation of accounting changes (1)	0.1	—	1.3
End of year	393.5	426.9	476.8
Change in maximum future earnings	$(33.3)	$(49.9)	$(54.0)

(1)Includes the effects of implementation of accounting changes related to credit losses in 2020 and equity investments and the reclassification of certain tax effects in 2018.

    We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

    Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Balance at beginning of year	$3,509.9	$3,680.4	$3,331.7
Costs deferred during the year	456.6	473.0	414.2
Amortized to expense during the year (1)	(386.9)	(345.8)	(252.2)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	(181.1)	(297.7)	186.7
Balance at end of year	$3,398.5	$3,509.9	$3,680.4
(1) Includes adjustments for revisions to EGPs.

9. Insurance Liabilities

Contractholder Funds

    Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2020	2019
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$12,864.1	$13,457.5
GICs	11,858.0	10,423.5
Funding agreements	9,407.3	8,640.6
Other investment contracts	1,047.3	893.6
Total liabilities for investment contracts	35,176.7	33,415.2
Universal life and other reserves	7,296.6	4,919.4
Total contractholder funds	$42,473.3	$38,334.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2020 and 2019, $4,252.5 million and $4,010.9 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2020 and 2019, $75.0 million and $75.2 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2020 and 2019, $122.4 million and $112.2 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2020 and 2019, $201.8 million and $201.7 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of April 2020, there were no outstanding funding agreements or medium term notes associated with this program. As of December 31, 2019, $26.2 million of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program were guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2020 and 2019, $4,755.8 million and $4,214.3 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2020	2019	2018

	(in millions)
Balance at beginning of year	$2,365.5	$2,252.7	$2,130.5
Less: reinsurance recoverable	403.8	404.3	375.8
Net balance at beginning of year	1,961.7	1,848.4	1,754.7
Incurred:
Current year	1,376.8	1,361.3	1,268.8
Prior years	26.6	0.8	0.3
Total incurred	1,403.4	1,362.1	1,269.1
Payments:
Current year	863.8	869.4	815.7
Prior years	403.3	379.4	359.7
Total payments	1,267.1	1,248.8	1,175.4
Net balance at end of year	2,098.0	1,961.7	1,848.4
Plus: reinsurance recoverable	436.9	403.8	404.3
Balance at end of year	$2,534.9	$2,365.5	$2,252.7

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$57.8	$57.9	$54.6

    Incurred liability adjustments relating to prior years, which affected current operations during 2020, 2019 and 2018, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

    The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	2020	2020
	($ in millions)
Incurral
year
2011	$203.7	$192.6	$185.4	$184.8	$178.4	$172.3	$169.6	$167.6	$166.5	$167.0	$0.1	6,294
2012		217.9	200.0	191.1	189.5	181.8	174.8	173.3	171.9	173.1	0.1	6,445
2013			219.3	203.3	188.4	190.7	182.3	179.5	177.1	173.4	0.1	7,050
2014				242.2	231.4	214.4	218.1	206.2	201.9	202.0	0.1	7,603
2015					231.0	227.2	217.2	215.3	208.2	210.0	0.1	7,179
2016						229.8	228.4	219.4	219.5	214.4	0.1	6,163
2017							238.4	239.7	243.1	245.8	4.4	6,074
2018								239.4	245.1	239.2	6.6	5,738
2019									255.2	248.4	3.2	5,858
2020										252.1	87	3,588
Total net incurred claims										$2,125.4

	Net cumulative paid claims (1)
	December 31,
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
	(in millions)
Incurral
year
2011	$11.2	$50.0	$72.5	$85.7	$95.4	$105.2	$112.6	$119.3	$125.4	$129.7
2012		13.8	55.1	80.8	93.7	104.6	112.9	120.0	126.1	131.5
2013			12.5	55.0	81.4	97.0	106.4	116.4	123.2	129
2014				16.1	66.0	96.3	111.8	122.3	132.4	140.8
2015					16.9	67.0	98.0	114.6	126.8	137.1
2016						16.2	70.6	105.6	124.9	136.8
2017							17.8	76.5	115.0	135.9
2018								20.1	79.9	115.7
2019									19.2	79.7
2020										20.6
Total net paid claims										1,156.8
All outstanding liabilities for unpaid claims prior to 2011 net of reinsurance										240.2
Total outstanding liabilities for unpaid claims net of reinsurance										$1,208.8

	(1) 2011-2019 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2019	2020	2020	2020
	($ in millions)
Incurral year
2019	$724.7	$711.6	$—	3,363,947
2020		679.8	45.0	2,899,957
Total net incurred claims		$1,391.4

	Net cumulative
	paid claims (1)
	December 31,
	2019	2020
	(in millions)
Incurral year
2019	$653.5	$711.5
2020		609.5
Total net paid claims		1,321.0
All outstanding liabilities for unpaid claims prior to 2019 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$70.4

(1) 2019 unaudited.
Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2019	2020	2020	2020
	($ in millions)
Incurral year
2019	$228.3	$224.6	$0.7	5,117
2020		270.6	21.9	5,505
Total net incurred claims		$495.2

	Net cumulative
	paid claims (1)
	December 31,
	2019	2020
	(in millions)
Incurral year
2019	$181.7	$223.0
2020		219.3
Total net paid claims		442.3
All outstanding liabilities for unpaid claims prior to 2019 net of
reinsurance		1.1
Total outstanding liabilities for unpaid claims net of reinsurance		$54.0

(1) 2019 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Reconciliation of Unpaid Claims to Liability for Unpaid Claims

    Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2020
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,208.8	$70.4	$54.0	$1,333.2

Reconciling items:
Reinsurance recoverable on unpaid claims	53.3	—	0.1	53.4
Impact of discounting	(214.5)	—	—	(214.5)
Liability for unpaid claims - short-duration
contracts	$1,047.6	$70.4	$54.1	1,172.1
Insurance contracts other than short-duration				1,362.8
Liability for unpaid claims				$2,534.9

Claim Duration and Payout

    Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2020 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.7%	91.7%	81.5%
2	24.3	8.0	17.3
3	15.1
4	8.2
5	5.7
6	5.2
7	4.2
8	3.6
9	3.4
10	2.6

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Discounting

    The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2020	$1,047.6			$70.4			$54.1
December 31, 2019	1,029.9			71.2			50.4
Range of discount rates
December 31, 2020	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2019	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2020	$214.5			$—			$—
December 31, 2019	215.0			—			—
Interest accretion
For the year ended:
December 31, 2020	$33.9			$—			$—
December 31, 2019	34.2			—			—
December 31, 2018	34.5			—			—
10. Debt
Short-Term Debt
The components of short-term debt were as follows:

			December 31, 2020
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

			December 31, 2019
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2020	60.0	—
Total			$860.0	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2020 and 2019.

Long-Term Debt

    The components of long-term debt were as follows:

	December 31, 2020
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$55.6	$0.3	$55.9
Total long-term debt	$55.6	$0.3	$55.9

	December 31, 2019
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$107.7	$1.0	$108.7
Total long-term debt	$107.7	$1.0	$108.7

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2020, ranged from $3.1 million to $15.1 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding principal balances as of December 31, 2019, ranged from $3.7 million to $64.2 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $194.1 million and $238.2 million as of December 31, 2020 and 2019, respectively.

As of December 31, 2020, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2021	$2.0
2022	2.1
2023	24.5
2024	17.5
2025	0.4
Thereafter	9.4
Total future maturities of long-term debt	$55.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
11. Income Taxes

Income Taxes (Benefits)

    Our income taxes (benefit) were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Current income taxes (benefits):
U.S. federal	$19.1	$24.5	$(29.7)
State	12.6	8.0	2.0
Foreign	—	—	(0.1)
Tax benefit of operating loss carryforward	(0.1)	(0.3)	(0.2)
Total current income taxes (benefits)	31.6	32.2	(28.0)
Deferred income taxes:
U.S. federal	128.5	113.2	174.8
State	—	(5.2)	—
Total deferred income taxes	128.5	108.0	174.8
Income taxes	$160.1	$140.2	$146.8

    Our income before income taxes was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Domestic	$1,227.5	$1,262.8	$1,398.7
Foreign	—	—	2.4
Total income before income taxes	$1,227.5	$1,262.8	$1,401.1

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2020	2019	2018
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(6)	(6)	(5)
Tax credits	(3)	(4)	(3)
Interest exclusion from taxable income	(1)	(1)	(1)
Impact of the Tax Cuts and Jobs Act	—	—	(2)
Low income housing tax credit amortization	1	1	1
Other	1	—	(1)
Effective income tax rate	13%	11%	10%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Unrecognized Tax Benefits
    Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Balance at beginning of period	$57.2	$37.2	$188.5
Additions based on tax positions related to the current year	1.3	0.1	—
Additions for tax positions of prior years	17.4	23.1	43.1
Reductions for tax positions related to the current year	(3.2)	(3.2)	(10.6)
Reductions for tax positions of prior years	—	—	(23.2)
Settlements	(13.4)	—	(160.6)
Expired statute of limitations	(13.5)	—	—
Balance at end of period (1)	$45.8	$57.2	$37.2

(1) Our 2020 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.
As of December 31, 2020, 2019 and 2018, we had recognized $1.1 million, $0.8 million and $1.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations. Settlement agreements applicable to tax years 1995 to 2003 were executed in 2018 with the Department of Justice, as previously approved by the Joint Committee of Taxation in August 2017. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020, within the period of the extended statute of limitation. The IRS continued examination of tax years 2015 through 2017 and initiated examination of tax year 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Net Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2020	2019
	(in millions)
Deferred income tax assets:
Investments, including derivatives	$368.7	$190.9
Insurance liabilities	352.5	62.9
Net operating and capital loss carryforwards	—	0.1
Tax credit carryforwards	4.3	106.0
Employee benefits	14.3	—
Other deferred income tax assets	19.6	—
Total deferred income tax assets	759.4	359.9
Deferred income tax liabilities:
Deferred acquisition costs	(530.3)	(562.8)
Investments, including derivatives	(628.7)	(362.0)
Net unrealized gains on available-for-sale securities	(1,555.5)	(874.7)
Real estate	(158.4)	(146.7)
Intangible assets	(8.3)	(9.6)
Gain on sale of discontinued operations (1)	(196.6)	(203.2)
Employee benefits	—	(3.4)
Other deferred income tax liabilities	—	(21.4)
Total deferred income tax liabilities	(3,077.8)	(2,183.8)
Total net deferred income tax liabilities	$(2,318.4)	$(1,823.9)
(1)Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2020	2019
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(2,285.0)	$(1,795.2)
State	(33.4)	(28.7)
Total net deferred income tax liabilities	$(2,318.4)	$(1,823.9)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2020 and 2019, we had tax credit carryforwards for U.S. federal income tax purposes of $4.3 million and $106.0 million, respectively. Alternative minimum and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined PFG’s consolidated U.S. federal income tax return beginning in 2012 and 2013. The AMT credit carryforwards became refundable in 2018 and the foreign tax credit carryforwards were fully utilized in 2020. The general business credit carryforward will expire by 2040 if unused. As of December 31, 2020, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
As of December 31, 2020 and 2019, state net operating loss carryforwards were $0.3 million and $1.0 million, respectively, and will expire between 2032 and 2039. As of December 31, 2020, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of PFG’s consolidated U.S. federal income tax returns for years prior to 2015. A settlement was reached in 2018 with the Department of Justice involving a suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 following review by the Joint Committee of Taxation. As of December 31, 2020 and 2019, we had $58.4 million and $196.6 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

PFG filed claims for refund for tax years 2006 through 2008 in 2015 were received in September 2020. The IRS commenced audit of PFG’s U.S. federal income tax return for 2009 in 2011, 2010 in 2012, 2011 in 2013, 2012 in 2015, 2015 through 2017 in 2019 and 2018 in the fourth quarter of 2020. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until June 30, 2021, for 2009 through 2012 although effectively settled, has expired for 2013 and 2014, and was extended for tax years 2015 and 2016 through October 15, 2021. The statute remains open for tax years 2017 and 2018 through October 15, 2021 and 2022, respectively. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

12. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula will end on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Obligations and Funded Status

    The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2020	2019
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(86.3)	$(83.8)
Interest cost	(2.4)	(3.2)
Actuarial loss	(10.2)	(3.6)
Participant contributions	(6.0)	(4.4)
Benefits paid	11.4	10.4
Plan amendments	1.0	(1.7)
Benefit obligation at end of year	$(92.5)	$(86.3)

Change in plan assets
Fair value of plan assets at beginning of year	$705.3	$618.7
Actual return on plan assets	49.8	91.6
Employer contribution	1.4	1.0
Participant contributions	6.0	4.4
Benefits paid	(11.4)	(10.4)
Fair value of plan assets at end of year	$751.1	$705.3

Amount recognized in statement of financial position
Other assets	$661.5	$622.8
Other liabilities	(2.9)	(3.8)
Total	$658.6	$619.0

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(17.0)	$(12.0)
Prior service benefit	0.7	1.8
Pre-tax accumulated other comprehensive income	$(16.3)	$(10.2)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2020, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a higher than expected number of retirees electing medical coverage with the elimination of subsidized benefits. For the year ended December 31, 2019, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a gain from actual and projected medical claims cost being lower than expected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Effective January 1, 2021, $655.5 million of assets in excess of the expected liability to cover the postretirement medical benefits for retirees were re-designated for non-retiree benefits. The elections were made pursuant to plan provisions which provide for assets in excess of 125% of expected liabilities to fund other benefits covered under the plans.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2020	2019
	(in millions)
Accumulated postretirement benefit obligation	$2.9	$3.8
Fair value of plan assets	—	—

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Service cost	$—	$—	$0.1
Interest cost	2.4	3.2	2.9
Expected return on plan assets	(34.8)	(32.0)	(32.2)
Amortization of prior service (benefit) cost	0.1	(0.1)	(12.8)
Recognized net actuarial (gain) loss	0.2	0.3	(1.2)
Net periodic benefit income	$(32.1)	$(28.6)	$(43.2)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2020	2019
	(in millions)
Other changes recognized in accumulated other comprehensive income
Net actuarial gain	$(4.8)	$(56.0)
Prior service (benefit) cost	(1.0)	1.7
Amortization of net loss	(0.2)	(0.3)
Amortization of prior service benefit (cost)	(0.1)	0.1
Total recognized in pre-tax accumulated other comprehensive income	$(6.1)	$(54.5)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(38.2)	$(83.1)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2020	2019
Discount rate	2.15%	2.95%
Rate of compensation increase	N/A	N/A

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2020	2019	2018
Discount rate (1)	2.95%	3.95%	3.35%
Expected long-term return on plan assets	4.95%	5.20%	4.85%
Rate of compensation increase	N/A	N/A	2.39%

(1)During the second quarter 2020, subsidy increases provided under the long-term care plan were capped at 5% per calendar year. This change was remeasured as of March 31, 2020. A discount rate of 2.95% was used until the remeasurement date at which time a discount rate of 2.90% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.95% expected long-term return on plan assets for 2020 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life and agent medical/life plans were 5.0% and 4.7%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2020	2019
Health care cost trend rate assumed for next year under age 65	6.75%	6.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2029	2028

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
•Level 3 – Fair values are based on significant unobservable inputs for the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2020
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.4	$0.4	$—	$—
Fixed income security portfolios (1)	610.1	590.8	19.3	—
U.S. equity portfolios (2)	93.8	28.5	65.3	—
International equity portfolios (3)	46.8	13.8	33.0	—
Total	$751.1	$633.5	$117.6	$—

	December 31, 2019
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.6	$0.6	$—	$—
Fixed income security portfolios (1)	355.8	316.4	39.4	—
U.S. equity portfolios (2)	245.6	201.4	44.2	—
International equity portfolios (3)	103.3	85.0	18.3	—
Total	$705.3	$603.4	$101.9	$—

(1)The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.
As of December 31, 2020 and 2019, $117.6 million and $101.8 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.
    We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:
•Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
•Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
•Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.
    In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	35%
International equity portfolios	15%
Fixed income security portfolios	50%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2021	$13.6
2022	13.1
2023	11.8
2024	10.7
2025	9.5
2026-2030	33.6

    The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2020.

13. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against us and PFG. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. A bench trial was held before the district court November 3-10, 2020. The court has not yet issued a decision. We will continue to aggressively defend the case.
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2020, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.
To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2020.
Guarantees and Indemnifications
    In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2020, was approximately $297.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.
We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.
Guaranty Funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2020 and 2019, the liability balance for guaranty fund assessments, which is not discounted, was $21.1 million and $21.7 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2020 and 2019, $9.6 million and $10.0 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Leases
    As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

    We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

    The lease assets and liabilities were as follows:

	December 31,
	2020	2019
	(in millions)
Assets
Operating lease assets (1)	$128.8	$92.9
Finance lease assets (1)	49.5	31.0
Total lease assets	$178.3	$123.9

Liabilities
Operating lease liabilities (2)	$119.8	$94.0
Finance lease liabilities (2)	50.1	31.4
Total lease liabilities	$169.9	$125.4
(1)Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

The lease cost was as follows:

	For the year ended December 31,
	2020	2019
	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$20.4	$14.5
Interest on lease liabilities	1.0	1.0
Operating lease cost (1)	30.5	29.4
Other lease cost (1) (2)	5.8	5.0
Sublease income (3)	(1.6)	(1.7)
Total lease cost	$56.1	$48.2
(1)Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)Other lease cost primarily reflects variable and short-term lease costs.
(3)Sublease income is included in fees and other revenues on the consolidated statements of operations.

Rental expense for operating leases for the year ended December 31, 2018, was $17.1 million. Depreciation expense for capital leases for the year ended December 31, 2018, was $9.9 million.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Payments for operating leases for the years ended December 31, 2020 and 2019, were $40.7 million and $31.6 million, respectively. Payments for finance leases for the years ended December 31, 2020 and 2019, were $21.2 million and $15.1 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2021	$29.1	$21.5	$50.6
2022	23.8	13.6	37.4
2023	17.9	11.4	29.3
2024	13.8	3.6	17.4
2025	10.8	1.1	11.9
2026 and thereafter	38.8	—	38.8
Total lease payments	134.2	51.2	185.4
Less: interest	14.4	1.1	15.5
Present value of lease liabilities	$119.8	$50.1	$169.9

    The weighted-average remaining lease term and weighted-average discount rates were as follows:

	For the year ended December 31,
	2020	2019
Weighted-average remaining lease term (in years):
Operating leases	8.1	7.6
Finance leases	3.0	2.6

Weighted-average discount rate:
Operating leases	2.4%	3.1%
Finance leases	1.8%	2.7%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2020
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$3,268.3	$(690.8)	$2,577.5
Reclassification adjustment for gains included in net income (1)	(41.4)	9.4	(32.0)
Adjustments for assumed changes in amortization patterns	(179.0)	37.6	(141.4)
Adjustments for assumed changes in policyholder liabilities	(1,275.1)	267.7	(1,007.4)
Net unrealized gains on available-for-sale securities	1,772.8	(376.1)	1,396.7

Net unrealized losses on derivative instruments during the period	(28.1)	6.5	(21.6)
Reclassification adjustment for gains included in net income (3)	(27.1)	5.1	(22.0)
Adjustments for assumed changes in amortization patterns	2.7	(0.5)	2.2
Adjustments for assumed changes in policyholder liabilities	7.8	(1.6)	6.2
Net unrealized losses on derivative instruments	(44.7)	9.5	(35.2)

Unrecognized postretirement benefit obligation during the period	5.7	(1.2)	4.5
Amortization of amounts included in net periodic benefit cost (4)	0.3	(0.1)	0.2
Net unrecognized postretirement benefit obligation	6.0	(1.3)	4.7

Other comprehensive income	$1,734.1	$(367.9)	$1,366.2

	For the year ended December 31, 2019
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$4,107.0	$(865.2)	$3,241.8
Reclassification adjustment for losses included in net income (1)	51.0	(10.6)	40.4
Adjustments for assumed changes in amortization patterns	(293.0)	61.5	(231.5)
Adjustments for assumed changes in policyholder liabilities	(654.4)	137.4	(517.0)
Net unrealized gains on available-for-sale securities	3,210.6	(676.9)	2,533.7

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	5.2	(1.1)	4.1
Adjustments for assumed changes in amortization patterns	(1.4)	0.3	(1.1)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	3.8	(0.8)	3.0

Net unrealized losses on derivative instruments during the period	(0.5)	—	(0.5)
Reclassification adjustment for gains included in net income (3)	(28.7)	6.1	(22.6)
Adjustments for assumed changes in amortization patterns	3.1	(0.6)	2.5
Adjustments for assumed changes in policyholder liabilities	7.9	(1.9)	6.0
Net unrealized losses on derivative instruments	(18.2)	3.6	(14.6)

Unrecognized postretirement benefit obligation during the period	54.3	(11.4)	42.9
Amortization of amounts included in net periodic benefit cost (4)	0.2	—	0.2
Net unrecognized postretirement benefit obligation	54.5	(11.4)	43.1

Other comprehensive income	$3,250.7	$(685.5)	$2,565.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,534.3)	$526.0	$(2,008.3)
Reclassification adjustment for losses included in net income (1)	84.4	(13.6)	70.8
Adjustments for assumed changes in amortization patterns	185.9	(39.1)	146.8
Adjustments for assumed changes in policyholder liabilities	351.1	(73.7)	277.4
Net unrealized losses on available-for-sale securities	(1,912.9)	399.6	(1,513.3)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	39.7	(8.3)	31.4
Adjustments for assumed changes in amortization patterns	(5.3)	1.1	(4.2)
Adjustments for assumed changes in policyholder liabilities	(0.8)	0.1	(0.7)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	33.6	(7.1)	26.5

Net unrealized gains on derivative instruments during the period	50.4	(3.6)	46.8
Reclassification adjustment for gains included in net income (3)	(50.8)	7.1	(43.7)
Adjustments for assumed changes in amortization patterns	0.3	(0.1)	0.2
Adjustments for assumed changes in policyholder liabilities	5.7	(1.0)	4.7
Net unrealized gains on derivative instruments	5.6	2.4	8.0

Unrecognized postretirement benefit obligation during the period	(71.6)	15.1	(56.5)
Amortization of amounts included in net periodic benefit cost (4)	(14.0)	2.9	(11.1)
Net unrecognized postretirement benefit obligation	(85.6)	18.0	(67.6)

Other comprehensive loss	$(1,959.3)	$412.9	$(1,546.4)

(1) Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Prior to 2020, represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities (1)	available-for-sale (2)	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2018	$1,333.5	$(58.4)	$52.6	$(1.0)	$33.1	$1,359.8
Other comprehensive loss
during the period, net of
adjustments	(1,584.1)	—	51.7	—	(56.5)	(1,588.9)
Amounts reclassified from AOCI	70.8	26.5	(43.7)	—	(11.1)	42.5
Other comprehensive loss	(1,513.3)	26.5	8.0	—	(67.6)	(1,546.4)
Effects of implementation of
accounting change related to
equity investments, net	0.1	—	—	—	—	0.1
Effects of implementation of
accounting change related to
the reclassification of certain
tax effects, net	248.9	(15.2)	7.7	1.0	(0.4)	242.0
Balances as of December 31, 2018	69.2	(47.1)	68.3	—	(34.9)	55.5
Other comprehensive income
during the period, net of
adjustments	2,493.3	—	8.0	—	42.9	2,544.2
Amounts reclassified from AOCI	40.4	3.0	(22.6)	—	0.2	21.0
Other comprehensive income	2,533.7	3.0	(14.6)	—	43.1	2,565.2
Balances as of December 31, 2019	2,602.9	(44.1)	53.7	—	8.2	2,620.7
Other comprehensive income
during the period, net of
adjustments	1,428.7	—	(13.2)	—	4.5	1,420.0
Amounts reclassified from AOCI	(32.0)	—	(22.0)	—	0.2	(53.8)
Other comprehensive income	1,396.7	—	(35.2)	—	4.7	1,366.2
Effects of implementation of
accounting change related to
credit losses, net	(44.1)	44.1	—	—	—	—
Balances as of December 31, 2020	$3,955.5	$—	$18.5	$—	$12.9	$3,986.9

(1)Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $2.6 million as of December 31, 2020.
(2)Prior to the implementation of authoritative guidance in 2020, the noncredit component of impairment losses on fixed maturities, available-for-sale was included as a separate component of stockholder’s equity.
Dividend Limitations
Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2020 statutory results, we could pay approximately $932.5 million in ordinary stockholder dividends in 2021 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2021, some or all of such dividends may be extraordinary and require regulatory approval.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2020.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2020, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps and swaptions using observable swap curves as the inputs. These are reflected in Level 2. For forward contracts, we obtain prices from third party pricing vendors. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we had interest rate options that were valued using broker quotes. These were reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, equity method real estate investments for which the fair value option was elected and certain nonredeemable preferred stock. In addition, in 2019 we had commercial mortgage loans of consolidated VIEs for which the fair value option was elected and certain redeemable preferred stock.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of a consolidated VIE were valued using the more observable fair value of the liabilities of the consolidated collateralized financing entity (“CCFE”) under the measurement alternative guidance and were reflected in Level 2. The liabilities were affiliated so were not reflected in our consolidated results. The trust was unwound in the third quarter of 2019.

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. The redeemable preferred stock was sold in the third quarter of 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities included embedded derivatives of the forecasted transactions to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives was calculated based on the value of the underlying securities that were valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which was reflected in Level 2. The certificates matured in the second quarter of 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Assets and Liabilities Measured at Fair Value on a Recurring Basis

    Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2020
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,941.3	$—	$1,623.9	$317.4	$—
Non-U.S. governments	947.7	—	—	947.7	—
States and political subdivisions	9,080.2	—	—	9,080.2	—
Corporate	43,359.5	—	—	43,068.7	290.8
Residential mortgage-backed pass-
through securities	2,294.3	—	—	2,294.3	—
Commercial mortgage-backed securities	4,893.4	—	—	4,880.2	13.2
Collateralized debt obligations (1)	4,019.7	—	—	3,992.5	27.2
Other debt obligations	7,031.5	—	—	7,002.3	29.2
Total fixed maturities, available-for-sale	73,567.6	—	1,623.9	71,583.3	360.4
Fixed maturities, trading	233.2	—	0.5	232.7	—
Equity securities	71.2	—	27.2	44.0	—
Derivative assets (2)	393.6	—	—	393.0	0.6
Other investments	105.7	75.7	—	—	30.0
Cash equivalents	894.0	—	—	894.0	—
Sub-total excluding separate account
assets	75,265.3	75.7	1,651.6	73,147.0	391.0

Separate account assets	134,135.1	155.8	102,212.4	22,873.7	8,893.2
Total assets	$209,400.4	$231.5	$103,864.0	$96,020.7	$9,284.2

Liabilities
Investment and universal life contracts (3)	$(414.4)	$—	$—	$—	$(414.4)
Derivative liabilities (2)	(161.3)	—	—	(155.6)	(5.7)
Total liabilities	$(575.7)	$—	$—	$(155.6)	$(420.1)

Net assets	$208,824.7	$231.5	$103,864.0	$95,865.1	$8,864.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,656.9	$—	$1,277.4	$379.5	$—
Non-U.S. governments	853.0	—	—	853.0	—
States and political subdivisions	7,419.4	—	—	7,419.4	—
Corporate	37,111.1	—	18.5	37,010.9	81.7
Residential mortgage-backed pass-
through securities	2,844.2	—	—	2,844.2	—
Commercial mortgage-backed securities	4,802.7	—	—	4,789.8	12.9
Collateralized debt obligations (1)	3,211.2	—	—	3,012.2	199.0
Other debt obligations	8,084.9	—	—	7,993.6	91.3
Total fixed maturities, available-for-sale	65,983.4	—	1,295.9	64,302.6	384.9
Fixed maturities, trading	237.6	—	0.5	236.8	0.3
Equity securities	69.9	—	26.5	43.4	—
Derivative assets (2)	279.6	—	—	251.7	27.9
Other investments	112.5	78.3	—	—	34.2
Cash equivalents	729.3	—	—	729.3	—
Sub-total excluding separate account
assets	67,412.3	78.3	1,322.9	65,563.8	447.3

Separate account assets	125,801.7	129.0	95,419.5	21,286.5	8,966.7
Total assets	$193,214.0	$207.3	$96,742.4	$86,850.3	$9,414.0

Liabilities
Investment and universal life contracts (3)	$(151.2)	$—	$—	$—	$(151.2)
Derivative liabilities (2)	(147.0)	—	—	(130.7)	(16.3)
Other liabilities (3)	(98.7)	—	—	(98.7)	—
Total liabilities	$(396.9)	$—	$—	$(229.4)	$(167.5)

Net assets	$192,817.1	$207.3	$96,742.4	$86,620.9	$9,246.5

(1) Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $15.1 million and $19.9 million as of December 31, 2020 and December 31, 2019, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2020

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2020	income (2)	income (3)	(4)	Level 3	Level 3	2020
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Corporate	$81.7	$(0.9)	$5.2	$118.0	$342.0	$(255.2)	$290.8
Commercial mortgage-backed
securities	12.9	(1.3)	1.4	(0.1)	0.3	—	13.2
Collateralized debt obligations	199.0	(2.3)	(21.8)	182.5	—	(330.2)	27.2
Other debt obligations	91.3	—	(1.4)	(37.9)	46.1	(68.9)	29.2
Total fixed maturities,
available-for-sale	384.9	(4.5)	(16.6)	262.5	388.4	(654.3)	360.4
Fixed maturities, trading	0.3	—	—	—	—	(0.3)	—
Other investments	34.2	6.3	—	(10.5)	—	—	30.0
Separate account assets (1)	8,966.7	463.5	—	(537.0)	—	—	8,893.2

Liabilities
Investment and universal life
contracts	(151.2)	(244.0)	—	(19.2)	—	—	(414.4)

Derivatives
Net derivative assets (liabilities)	11.6	9.8	—	—	—	(26.5)	(5.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included in	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2019	income (2)	income (3)	(4)	Level 3	Level 3	2019
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Non-U.S. governments	$4.6	$—	$—	$(4.6)	$—	$—	$—
Corporate	57.9	—	2.5	17.2	4.1	—	81.7
Commercial mortgage-backed
securities	9.5	(3.8)	3.4	2.4	3.7	(2.3)	12.9
Collateralized debt obligations	8.3	(2.6)	0.9	122.5	69.9	—	199.0
Other debt obligations	58.5	—	0.8	100.0	8.3	(76.3)	91.3
Total fixed maturities,
available-for-sale	138.8	(6.4)	7.6	237.5	86.0	(78.6)	384.9
Fixed maturities, trading	—	—	—	0.3	—	—	0.3
Other investments	17.2	5.9	—	1.1	10.0	—	34.2
Separate account assets (1)	8,444.0	735.5	—	(212.1)	—	(0.7)	8,966.7

Liabilities
Investment and universal life
contracts	(5.3)	(132.9)	—	(13.0)	—	—	(151.2)

Derivatives
Net derivative assets (liabilities)	3.5	(0.2)	—	8.3	—	—	11.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2018	income (2)	income (3)	(4)	Level 3	Level 3	2018
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Non-U.S. governments	$6.1	$—	$(0.1)	$(1.4)	$—	$—	$4.6
Corporate	100.6	(1.0)	0.3	(22.0)	—	(20.0)	57.9
Commercial mortgage-backed
securities	10.6	(3.5)	0.2	0.1	3.6	(1.5)	9.5
Collateralized debt obligations	125.0	(0.9)	0.2	64.4	54.7	(235.1)	8.3
Other debt obligations	2.3	—	(0.2)	147.4	—	(91.0)	58.5
Total fixed maturities,
available-for-sale	244.6	(5.4)	0.4	188.5	58.3	(347.6)	138.8
Fixed maturities, trading	—	—	—	3.7	—	(3.7)	—
Equity securities	2.7	12.9	—	(15.6)	—	—	—
Other investments	6.5	1.7	—	9.0	—	—	17.2
Separate account assets (1)	7,486.3	889.7	—	106.8	2.3	(41.1)	8,444.0

Liabilities
Investment and universal life
contracts	(119.6)	107.9	—	6.4	—	—	(5.3)

Derivatives
Net derivative assets (liabilities)	19.6	(18.6)	—	2.5	—	—	3.5

(1) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Assets
Fixed maturities, available-for-sale:
Commercial mortgage-backed securities	$(1.2)	$(2.9)	$(1.9)
Collateralized debt obligations	(2.2)	(2.6)	(0.9)
Total fixed maturities, available-for-sale	(3.4)	(5.5)	(2.8)
Other investments	5.3	6.0	1.7
Separate account assets	385.5	697.1	829.8

Liabilities
Investment and universal life contracts	(251.1)	(134.0)	110.3

Derivatives
Net derivative assets (liabilities)	9.9	3.9	(17.1)
(3) Changes in unrealized gains (losses) included in OCI relating to positions still held were:

For the year ended
December 31, 2020
(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$11.9
Commercial mortgage-backed securities	1.5
Collateralized debt obligations	(0.3)
Total fixed maturities, available-for-sale	13.1
(4) Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2020
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$169.2	$(5.5)	$—	$(45.7)	$118.0
Commercial mortgage-backed securities	—	—	—	(0.1)	(0.1)
Collateralized debt obligations	182.0	—	—	0.5	182.5
Other debt obligations	14.3	—	—	(52.2)	(37.9)
Total fixed maturities, available-for-sale	365.5	(5.5)	—	(97.5)	262.5
Other investments	0.5	(11.0)	—	—	(10.5)
Separate account assets (5)	309.2	(656.7)	(396.1)	206.6	(537.0)

Liabilities
Investment and universal life contracts	—	—	(41.0)	21.8	(19.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(4.6)	$(4.6)
Corporate	41.9	(1.4)	—	(23.3)	17.2
Commercial mortgage-backed securities	2.4	—	—	—	2.4
Collateralized debt obligations	124.7	—	—	(2.2)	122.5
Other debt obligations	107.7	—	—	(7.7)	100.0
Total fixed maturities, available-for-sale	276.7	(1.4)	—	(37.8)	237.5
Fixed maturities, trading	0.5	—	—	(0.2)	0.3
Other investments	6.0	(4.9)	—	—	1.1
Separate account assets (5)	279.2	(524.4)	(280.4)	313.5	(212.1)

Liabilities
Investment and universal life contracts	—	—	(17.8)	4.8	(13.0)

Derivatives
Net derivative assets (liabilities)	1.9	6.4	—	—	8.3

	For the year ended December 31, 2018
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	2.3	(6.3)	—	(18.0)	(22.0)
Commercial mortgage-backed securities	—	—	—	0.1	0.1
Collateralized debt obligations	91.7	—	—	(27.3)	64.4
Other debt obligations	152.0	—	—	(4.6)	147.4
Total fixed maturities, available-for-sale	246.0	(6.3)	—	(51.2)	188.5
Fixed maturities, trading	3.7	—	—	—	3.7
Equity securities	—	(15.6)	—	—	(15.6)
Other investments	9.0	—	—	—	9.0
Separate account assets (5)	627.1	(519.4)	(206.5)	205.6	106.8

Liabilities
Investment and universal life contracts	—	—	2.8	3.6	6.4

Derivatives
Net derivative assets (liabilities)	1.8	0.7	—	—	2.5

(5) Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2020
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$342.0	$—	$255.2
Commercial mortgage-backed securities	—	0.3	—	—
Collateralized debt obligations	—	—	—	330.2
Other debt obligations	—	46.1	—	68.9
Total fixed maturities, available-for-sale	—	388.4	—	654.3
Fixed maturities, trading	—	—	—	0.3

Derivatives
Net derivative assets (liabilities)	—	—	—	26.5

	For the year ended December 31, 2019
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$4.1	$—	$—
Commercial mortgage-backed securities	—	3.7	—	2.3
Collateralized debt obligations	—	69.9	—	—
Other debt obligations	—	8.3	—	76.3
Total fixed maturities, available-for-sale	—	86.0	—	78.6
Other investments	—	10.0	—	—
Separate account assets	—	—	—	0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$—	$—	$20.0
Commercial mortgage-backed securities	—	3.6	—	1.5
Collateralized debt obligations	—	54.7	—	235.1
Other debt obligations	—	—	—	91.0
Total fixed maturities, available-for-sale	—	58.3	—	347.6
Fixed maturities, trading	—	—	—	3.7
Separate account assets	—	2.3	0.2	40.9

Assets transferred into Level 3 during 2020, 2019 and 2018, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations. In addition, other investments transferred from Level 2 into Level 3 during 2019, included certain redeemable preferred stock for which at least one significant unobservable input is now used to determine fair value.

Assets transferred out of Level 3 during 2020, 2019 and 2018, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$286.1	Discounted cash flow	Discount rate (1)	0.9%-11.7%	7.3%
			Illiquidity premium	0 basis points ("bps")-60bps	19bps
			Comparability adjustment	0bps-769bps	359bps
			Potential loss severity	0.0%-54.6%	0.2%
			Probability of default	0.0% -100%	0.3%
Commercial mortgage-backed securities	1.1	Discounted cash flow	Potential loss severity	78.4%	78.4%
			Probability of default	100.0%	100.0%
Collateralized debt obligations	0.7	Discounted cash flow	Potential loss severity	40.5%	40.5%
			Probability of default	100.0%	100.0%
Other debt obligations	0.8	Discounted cash flow	Discount rate (1)	10.0%	10.0%
			Illiquidity premium	500bps	500bps
Other investments	28.5	Discounted cash flow - real estate	Discount rate (1)	6.5%	6.5%
			Terminal capitalization rate	5.3%	5.3%
			Average market rent growth rate	2.6%	2.6%
		Discounted cash flow - real estate debt	Loan to value	52.6%	52.6%
			Credit spread	3.3%	3.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	8,893.2	Discounted cash flow - mortgage loans	Discount rate (1)	1.2%	1.2%
			Illiquidity premium	60bps	60bps
			Credit spread rate	110bps	110bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.9%	6.9%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	1.5%-4.8%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.3%-74.2%	47.5%
			Market interest rate	2.0%-5.0%	3.4%

Liabilities
Investment and universal life contracts (6)	(414.4)	Discounted cash flow	Long duration interest rate	1.3%-1.4% (3)	1.4%
			Long-term equity market volatility	17.6%-26.9%	19.7%
			Nonperformance risk	0.1%-1.3%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%	5.6%
			Mortality rate	See note (5)

	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$72.5	Discounted cash flow	Discount rate (1)	1.9%-5.1%	3.8%
			Illiquidity premium	0bps-410bps	152bps
Commercial mortgage-backed securities	2.4	Discounted cash flow	Probability of default	100.0%	100.0%
			Potential loss severity	53.1%	53.1%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Collateralized debt obligations	108.7	Discounted cash flow	Discount rate (1)	2.9%-10.0%	3.4%
			Potential loss severity	23.0%	23.0%
			Probability of default	100.0%	100.0%
	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other debt obligations	1.2	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Other investments	10.0	Market comparables	Revenue multiples (2)	0.8x-5.0x	3.2x
Separate account assets	8,966.2	Discounted cash flow - mortgage loans	Discount rate (1)	2.8%	2.8%
			Illiquidity premium	60bps	60bps
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.5%-11.8%	6.7%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	2.0%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	8.0%-80.4%	45.9%
			Market interest rate	3.2%-5.8%	3.6%

Liabilities
Investment and universal life contracts (6)	(151.2)	Discounted cash flow	Long duration interest rate	2.1% (3)
			Long-term equity market volatility	16.9%-26.9%
			Nonperformance risk	0.2%-1.3%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (5)
(1)Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.
(3)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
(4)This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.
(5)This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(6)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative.

The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. The use of a higher or lower assumption of the number of contractholders taking withdrawals would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2020, 2019 and 2018.

Fair Value Option

We elected fair value accounting for:
•Certain commercial mortgage loans of a consolidated VIE for which it was not practicable for us to determine the carrying value. The consolidated VIE was unwound in the third quarter of 2019.
•Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2020	December 31, 2019
	(in millions)
Real estate ventures (1)
Fair value	$28.5	$22.8

(1)Reported with other investments in the consolidated statements of financial position.

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax gain (loss) (1) (2)	$—	$0.1	$(0.2)
Interest income (3)	—	0.3	0.7

Real estate ventures
Change in fair value pre-tax gain (4)	5.3	6.0	1.7
(1)None of the change in fair value related to instrument-specific credit risk.
(2)Reported in net realized capital gains (losses) on the consolidated statements of operations.
(3)Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.
(4)Reported in net investment income on the consolidated statements of operations.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2020
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$16,506.1	$17,925.7	$—	$—	$17,925.7
Policy loans	723.8	966.7	—	—	966.7
Other investments	285.2	276.4	—	185.0	91.4
Cash and cash equivalents	754.5	754.5	754.5	—	—
Investment contracts	(34,788.3)	(36,085.5)	—	(5,276.9)	(30,808.6)
Long-term debt	(55.9)	(41.2)	—	—	(41.2)
Separate account liabilities	(119,133.1)	(118,117.1)	—	—	(118,117.1)
Bank deposits (1)	(423.5)	(429.7)	—	(429.7)	—
Cash collateral payable	(219.9)	(219.9)	(219.9)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$15,820.3	$16,548.0	$—	$—	$16,548.0
Policy loans	742.2	966.3	—	—	966.3
Other investments	273.5	267.8	—	175.0	92.8
Cash and cash equivalents	795.7	795.7	795.7	—	—
Investment contracts	(33,264.0)	(33,358.2)	—	(4,304.5)	(29,053.7)
Long-term debt	(108.7)	(107.6)	—	—	(107.6)
Separate account liabilities	(111,959.7)	(110,964.9)	—	—	(110,964.9)
Bank deposits (1)	(469.6)	(468.3)	—	(468.3)	—
Cash collateral payable	(156.8)	(156.8)	(156.8)	—	—

(1)Excludes deposit liabilities without defined or contractual maturities.

16. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

For the year ended, December 31, 2019, our use of prescribed statutory accounting practices resulted in higher statutory surplus of $862.1 million relative to the accounting practices and procedures of the NAIC due to its accounting for reserve credits associated with a reinsurance transaction with an affiliated reinsurer. Effective June 2020, the affiliated reinsurer became accredited in the State of Iowa and the reserve credits were no longer considered a prescribed practice. In addition, as of December 31, 2019, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $151.3 million relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Effective January 1, 2020, the Iowa Insurance Division approved our request to discontinue the use of this permitted practice due to changes in the practices and procedures of the NAIC.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2020 and 2019, our affiliated reinsurance subsidiaries assumed statutory reserves of $8,978.2 million and $7,902.3 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2020 and 2019, assets admitted under these practices totaled $3,731.0 million and $3,358.0 million, respectively.

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2020, we met the minimum RBC requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2020	2019	2018
	(in millions)
Statutory net income	$915.9	$989.3	$1,017.6
Statutory capital and surplus	5,682.4	5,193.4	5,319.6

17. Revenues from Contracts with Customers

Administrative Service Fee Revenue

    We offer service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust services are also available through an affiliated trust company.

•Fees and other revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Deposit Account Fee Revenue

    We offer individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

Disaggregation of Revenues from Contracts with Customers

    The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2020	2019	2018

	(in millions)
Administrative service fee revenue	$280.9	$283.2	$284.1
Deposit account fee revenue	8.4	9.3	10.5
Commission income	27.0	26.9	19.6
Other fee revenue	2.4	2.5	2.3
Total revenues from contracts with customers	318.7	321.9	316.5
Fees and other revenues not within the scope of revenue
recognition guidance (1)	2,034.9	2,074.8	1,905.7
Total fees and other revenues per consolidated statements of
operations	$2,353.6	$2,396.7	$2,222.2

(1)     Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

    Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $40.9 million and $42.1 million as of December 31, 2020 and 2019, respectively.

We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2020, 2019 and 2018, $7.2 million, $7.5 million and $8.4 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
18. Stock-Based Compensation Plans

As of December 31, 2020, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share-based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Compensation cost	$24.4	$21.9	$26.4
Related income tax benefit	4.0	4.1	5.2
Capitalized as part of an asset	1.5	1.7	1.9

Nonqualified Stock Options
    Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

    The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2020	2019	2018
Expected volatility	25.7%	23.3%	26.0%
Expected term (in years)	7.0	7.0	7.0
Risk-free interest rate	1.3%	2.6%	2.8%
Expected dividend yield	4.33%	4.07%	3.19%
Weighted average estimated fair value	$9.64	$10.00	$14.85

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

    As of December 31, 2020, we had $1.9 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.9 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Performance Share Awards

    Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2020, 2019 and 2018 was $51.73, $53.09 and $63.98, respectively.

As of December 31, 2020, we had $2.3 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.9 years.

Restricted Stock Units
    Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2020, 2019 and 2018 was $49.33, $53.19 and $63.77, respectively.

As of December 31, 2020, we had $17.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.7 years.

Employee Stock Purchase Plan

    Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

    We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $11.33, $11.37 and $9.27 during 2020, 2019 and 2018, respectively.

PART C
OTHER INFORMATION
Item 27.    Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (filed with the Commission on 06/07/2004 Accession No. 0000870786-04-000093)
(b)	Custodian Agreements - N/A
(c)	Underwriting Contracts
	(1)	Distribution Agreement dated 08/04/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
	(2)	Selling Agreement (filed with the Commission on 06/07/2004 Accession No. 0000870786-04-000093)
(d)	Contracts
	(1)	Form of Variable Annuity Contract (filed with the Commission on 06/07/2004 Accession No. 0000870786-06-000093)
	(2)	Amendment to Enhanced Death Benefit Rider (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(3)	Amendment to Fixed Account Endorsement (filed 04/27/2006 Accession No, 0000009713-06-000038)
	(4)	Amendment to Fixed DCA Account Endorsement (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(5)	Amendment to GMWB Rider (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(6)	Amendment to Contract Data Page (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(7)	Amendment to Partial Annuitization Endorsement (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(8)	Amendment to Premium Payment Credit Rider (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(9)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed 05/01/2008 Accession No. 0000950137-08-006515)
	(10)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed 05/01/2008 Accession No. 0000950137-08-006515)
(e)	Applications
	(1)	Form of Variable Annuity Application (filed 06/07/2004 Accession No. 0000870786-04-000093)
(f)	Depositor's Certificate of Incorporation and By-laws
	(1)	Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004 Accession No. 0000870786-04-000093)
	(2)	Bylaws of Depositor (filed with the Commissioner 06/07/2004 Accession No. 0000870786-04-000093)
(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements
1. AllianceBernstein
	(a)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(b)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 1 dated 01/01/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(c)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(d)	AllianceBernstein Investment Research and Management, Inc. Master Administrative Services Agreement Letter dated 12/15/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(e)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

2. American Century
(a)
American Century Investment Services, Inc. Shareholder Services Agreement dated 04/01/1999 as amended on 05/01/2001, 05/01/2002, 05/01/2004, and 10/13/2005 (filed with the Commission for 333-116220 as Ex-99.8C1 on 05/01/2008 Accession No. 0000950137-08-006515)

(b)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Service Agreement dated 03/20/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	American Century Investment Services, Inc. Rule 22c-2 Agreement (filed with the Commission as Ex-99.8C2 on 05/01/08 Accession No. 0000950137-08-006515)
(f)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

3. American Funds
(a)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)

4. BlackRock
(a)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(b)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(c)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

5. BNY Mellon (formerly Dreyfus Investment Portfolios)
(a)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(e)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008 Accession No. 0000950137-08-006515)
(g)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

6. Columbia
(a)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(b)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

7. Delaware Distributors
(a)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(e)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

8. DWS
(a)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

9. Fidelity
(a)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(c)	Service Agreement dated 03/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(d)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

10. Franklin Templeton
(a)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(e)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(l)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(n)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(o)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(p)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)
(q)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)

11. Goldman Sachs
(a)	Goldman Sachs Variable Insurance Trust Participation Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F1 on 05/01/2008 Accession No. 0000950137-08-006515)
(b)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Goldman Sachs & Co. Administrative Services Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F2 on 05/01/2008 Accession No. 0000950137-08-006515)
(f)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Goldman Sachs & Co. Rule 22c-2 Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8F3 on 05/01/2008 Accession No. 0000950137-08-006515)
(i)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

12. Guggenheim
(a)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(b)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(c)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(d)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

13. Invesco (formerly AIM Advisors, Inc.)
(a)
AIM Variable Insurance Funds, Inc. Participation Agreement dated 06/08/1999 as amended on 04/01/2001, 05/01/2002, 08/15/2002, 01/08/2003, 02/14/2003, 04/30, 2004, 04/29/2005 and 05/01/2006 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)

(b)	AIM Variable Insurance Funds, Inc. Amendment to Participation Agreement dated 04/30/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	AIM Distributors, Inc. Distribution Services Agreement dated 10/01/2002 (filed with the Commission for 333-116220 as Ex-99.8A2 on 05/01/2008 Accession No. 0000950137-08-006515)
(f)	AIM Investment Services, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 333-116220 as Ex-99.8A3 on 05/01/2008 Accession No. 0000950137-08-006515)
(g)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	AIM Advisors, Inc. Administrative Services Agreement dated 06/08/1999 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)
(i)	AIM Advisors, Inc. Administrative Services Agreement Amendment 1 dated 04/30/2004 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)
(j)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

14. MFS
(a)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	MFS Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	MFS Fund Distributors, Inc. Amended & Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(d)	MFS Variable Insurance Trust Website Regulatory Document Agreement dated 03/06/2008 (filed with the Commission for 333-116220 as Ex-99.8J12 on 04/30/2010 Accession No. 0000898745-10-000129)
(e)	MFS Fund Distributors, Inc. Rule 22c-2 Shareholder Information Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8J13 on 04/30/2010 Accession No. 0000898745-10-000129)
(f)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

15. Neuberger Berman
(a)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(d)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(e)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

16. PIMCO
(a)	Participation Agreement with PIMCO Variable Insurance Trust dtd 03/09/09– (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 3/01/10 Accession No. 0000898745-10-000129)
(b)	PIMCO Variable Insurance Trust Novation of and Amendment to Participation Agreement dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 1 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 2 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	PIMCO Variable Insurance Trust Participation Agreement Instrument of Accession and Amendment dated 08/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares dated 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 03/01/10 Accession No. 0000898745-10-000129)

(g)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares Amendment No. 1 dated 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 03/01/10 Accession No. 0000898745-10-000129)

(h)	PIMCO Variable Insurance Trust Administrative Services Agreement Assignment and Amendment dated 03/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

17. Principal Variable Contracts Funds, Inc.
(a)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)
(g)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(h)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

18. Rydex
(a)	Rydex Participation Agreement (see 12.a through 12.d above)

19. T. Rowe Price
(a)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Administrative Services Agreement with T. Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-06515)
(c)	T. Rowe Price Administrative Services Agreement Letter Amendment No. 2 dated 03/16/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(e)	Rule 22c-2 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Participation Agreement Amendment with T. Rowe Equity Series Inc. dated 05/01/2017 (filed with the Commission on 04/29/2019 Accession No. 0000009713-19-000038)

20. Van Eck
(a)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.b(8l1) on 3/01/10 (Accession No. 0000898745-10-000129)
(b)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Van Eck Securities Corporation Service Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L3 on 03/01/2010 Accession No. 0000898745-10-000129)
(e)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Van Eck Securities Corporation Service Agreement Amendment No. 4 dated 05/01/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L2 on 03/01/2010 Accession No. 0000898745-10-000129)
(j)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Van Eck Securities Corporation Service Agreement Amendment No. 5 dated 05/01/2018 (filed with the Commission on 04/29/2019 Accession No. 0000009713-19-000038)
(l)	Van Eck Securities Corporation Service Agreement Amendment No. 6 dated 10/15/2019 - Filed as Ex-99(B)(8S12) on 04/28/2020 (Accession No. 0000009713-20-000047)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex-99(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000047)

(l)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2)
Powers of Attorney - Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000050), Filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000047) for J. S. Auerbach and filed herein *

(3) Opinion of Counsel *

(m)	Financial Statement Schedules

Principal Life Insurance Company
Report of Independent Auditors on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2020 *
Schedule III - Supplementary Insurance Information as of December 31, 2020, 2019 and 2018 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2020, 2019 and 2018 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(n)	Initial Capital Agreements - N/A

* Filed Herein
** To be filed by amendment

Item 28. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit Committee
ALFREDO RIVERA The Coca-cola Company One Coca-Cola Plaza	Director Member, Audit and Human Resources Committees
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Human Resources Committee, Executive and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
KAMAL BHATIA(1)	Senior Executive Director and Chief Operating Officer, Principal Global Investors
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
PEDRO BORDA(1)	Senior Vice President and Chief Operating Officer - Principal International
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President - Principal Global Asset Management
ELIZABETH B. HAPPE(1)	Senior Vice President and Chief Compliance Officer
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
KATHLEEN B. KAY(1)	Senior Vice President and Chief Information Officer
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
GREGORY A. LINDE(1)	Senior Vice President Individual Life
CHRISTOPHER J. LITTLEFIELD(1)	Executive Vice President, General Counsel and Secretary
KENNETH A. MCCULLUM(1)	Senior Vice President and Chief Risk Officer
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAAF(1)	President - Retirement and Income Solutions
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
ROBERTO WALKER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Senior Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2020 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2020)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	100
-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100

-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	100
-->Principal Trustee Company Private Limited*#	India	100
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100

-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 30. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter
William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Alex P. Montz	Assistant Corporate Secretary
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$36,072,509	0	0	0

Item 32. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
Item 33. Management Services
N/A
Item 32. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of April, 2021.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 29, 2021
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 29, 2021
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and	April 29, 2021
D. D. Strable-Soethout	Chief Financial Officer
(Principal Financial Officer)

(J. S. Auerbach)*	Director	April 29, 2021
J. S. Auerbach

(M. E. Beams)*	Director	April 29, 2021
M. E. Beams

(J. Carter-Miller)*	Director	April 29, 2021
J. Carter-Miller

(M. T. Dan)*	Director	April 29, 2021
M. T. Dan

(S. L. Helton)*	Director	April 29, 2021
S. L. Helton

(R. C. Hochschild)*	Director	April 29, 2021
R. C. Hochschild

(S. M. Mills)*	Director	April 29, 2021
S. M. Mills

(D. C. Nordin)*	Director	April 29, 2021
D. C. Nordin

(B. C. Pickerell)*	Director	April 29, 2021
B. C. Pickerell

(C. S. Richer)*	Director	April 29, 2021
C. S. Richer

(A. Rivera)*	Director	April 29, 2021
A. Rivera

(E. E. Tallett)*	Director	April 29, 2021
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*
Pursuant to Powers of Attorney
Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000050), Filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000047) for J. S. Auerbach and filed herein *